Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	HCP, INC.
Entity Central Index Key	0000765880
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Real estate:
Buildings and improvements	$ 8,933,278	$ 8,185,095
Development costs and construction in progress	190,590	144,116
Land	1,729,677	1,571,094
Accumulated depreciation and amortization	(1,472,272)	(1,244,502)
Net real estate	9,381,273	8,655,803
Net investment in direct financing leases	6,727,777	609,661
Loans receivable, net	110,253	2,002,866
Investments in and advances to unconsolidated joint ventures	224,052	195,847
Accounts receivable, net of allowance of $1,341 and $5,150, respectively	26,681	34,504
Cash and cash equivalents	33,506	1,036,701
Restricted cash	41,553	36,319
Intangible assets, net	373,763	316,375
Real estate held for sale, net	4,159	20,961
Other assets, net	485,458	422,886
Total assets	17,408,475	13,331,923
LIABILITIES AND EQUITY
Bank line of credit	454,000
Senior unsecured notes	5,416,063	3,318,379
Mortgage debt	1,764,571	1,235,779
Other debt	87,985	92,187
Intangible liabilities, net	124,142	148,072
Accounts payable and accrued liabilities	275,478	313,806
Deferred revenue	65,614	77,653
Total liabilities	8,187,853	5,185,876
Commitments and contingencies
Preferred stock, $1.00 par value: 50,000,000 shares authorized; 11,820,000 shares issued and outstanding, liquidation preference of $25.00 per share	285,173	285,173
Common stock, $1.00 par value: 750,000,000 shares authorized; 408,629,444 and 370,924,887 shares issued and outstanding, respectively	408,629	370,925
Additional paid-in capital	9,383,536	8,089,982
Cumulative dividends in excess of earnings	(1,024,274)	(775,476)
Accumulated other comprehensive loss	(19,582)	(13,237)
Total stockholders' equity	9,033,482	7,957,367
Joint venture partners	16,971	14,935
Non-managing member unitholders	170,169	173,745
Total noncontrolling interests	187,140	188,680
Total equity	9,220,622	8,146,047
Total liabilities and equity	$ 17,408,475	$ 13,331,923

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance (in dollars)	$ 1,341	$ 5,150
Preferred stock, par value (in dollars per share)	$ 1	$ 1
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	11,820,000	11,820,000
Preferred stock, shares outstanding	11,820,000	11,820,000
Preferred stock, liquidation preference (in dollars per share)	$ 25	$ 25
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	408,629,444	370,924,887
Common stock, shares outstanding	408,629,444	370,924,887

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Rental and related revenues	$ 1,015,280	$ 917,001	$ 875,775
Tenant recoveries	92,258	89,011	89,457
Resident fees and services	50,619	32,596
Income from direct financing leases	464,704	49,438	51,495
Interest income	99,864	160,163	124,146
Investment management fee income	2,073	4,666	5,312
Total revenues	1,724,798	1,252,875	1,146,185
Costs and expenses:
Depreciation and amortization	356,623	311,008	315,736
Interest expense	419,337	288,538	298,600
Operating	220,169	210,204	183,298
General and administrative	96,150	83,046	77,899
Litigation settlement and provision	125,000		101,973
Impairments (recoveries)	15,400	(11,900)	75,389
Total costs and expenses	1,232,679	880,896	1,052,895
Other income, net	12,335	15,818	7,768
Income before income tax expense and equity income from and impairments of investments in unconsolidated joint ventures	504,454	387,797	101,058
Income taxes	(1,249)	(412)	(1,910)
Equity income from unconsolidated joint ventures	46,750	4,770	3,511
Impairments of investments in unconsolidated joint ventures		(71,693)
Income from continuing operations	549,955	320,462	102,659
Discontinued operations:
Income before impairments and gain on sales of real estate, net of income taxes	1,432	4,008	6,296
Impairments			(125)
Gain on sales of real estate, net of income taxes	3,107	19,925	37,321
Total discontinued operations	4,539	23,933	43,492
Net income	554,494	344,395	146,151
Noncontrolling interests' share in earnings	(15,603)	(13,686)	(14,461)
Net income attributable to HCP, Inc.	538,891	330,709	131,690
Preferred stock dividends	(21,130)	(21,130)	(21,130)
Participating securities' share in earnings	(2,459)	(2,081)	(1,491)
Net income applicable to common shares	$ 515,302	$ 307,498	$ 109,069
Basic earnings per common share:
Continuing operations (in dollars per share)	$ 1.28	$ 0.93	$ 0.24
Discontinued operations (in dollars per share)	$ 0.01	$ 0.08	$ 0.16
Net income applicable to common shares (in dollars per share)	$ 1.29	$ 1.01	$ 0.4
Diluted earnings per common share:
Continuing operations (in dollars per share)	$ 1.28	$ 0.92	$ 0.24
Discontinued operations (in dollars per share)	$ 0.01	$ 0.08	$ 0.16
Net income applicable to common shares (in dollars per share)	$ 1.29	$ 1	$ 0.4
Weighted average shares used to calculate earnings per common share:
Basic (in shares)	398,446	305,574	274,216
Diluted (in shares)	400,218	306,900	274,631

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 554,494	$ 344,395	$ 146,151
Change in net unrealized gains (losses) on securities:
Unrealized gains (losses)	(5,396)	937	82,816
Reclassification adjustment realized in net income	5,396	(12,742)	(4,197)
Change in net unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses)	(4,367)	(996)	179
Reclassification adjustment realized in net income	(1,033)	1,453	781
Change in Supplemental Executive Retirement Plan obligation	(495)	43	(521)
Foreign currency translation adjustment	(450)	202	(30)
Total other comprehensive income (loss)	(6,345)	(11,103)	79,028
Total comprehensive income	548,149	333,292	225,179
Total comprehensive income attributable to noncontrolling interest	(15,603)	(13,686)	(14,461)
Total comprehensive income attributable to HCP, Inc.	$ 532,546	$ 319,606	$ 210,718

CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, unless otherwise specified	Total	Total Stockholders' Equity	Preferred Stock	Common Stock	Additional Paid-In Capital	Cumulative Dividends In Excess Of Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests
Balance at Dec. 31, 2008	$ 5,407,840	$ 5,201,271	$ 285,173	$ 253,601	$ 4,873,727	$ (130,068)	$ (81,162)	$ 206,569
Balance (in shares) at Dec. 31, 2008			11,820	253,601
Increase (Decrease) in Stockholders' Equity
Net income	146,151	131,690				131,690		14,461
Other comprehensive income (loss)	79,028	79,028					79,028
Issuance of common stock, net	848,171	871,216		39,664	831,552			(23,045)
Issuance of common stock, net (in shares)				39,664
Repurchase of common stock	(2,685)	(2,685)		(110)	(2,575)
Repurchase of common stock (in shares)				(110)
Exercise of stock options	7,426	7,426		393	7,033
Exercise of stock options (in shares)				393
Amortization of deferred compensation	14,388	14,388			14,388
Preferred dividends	(21,130)	(21,130)				(21,130)
Common dividends ($1.92, $1.86 and $1.84 per share for the year ended 2011, 2010 and 2009, respectively)	(495,942)	(495,942)				(495,942)
Distributions to noncontrolling interests	(15,541)							(15,541)
Purchase of noncontrolling interests	(9,097)	(4,725)			(4,725)			(4,372)
Balance at Dec. 31, 2009	5,958,609	5,780,537	285,173	293,548	5,719,400	(515,450)	(2,134)	178,072
Balance (in shares) at Dec. 31, 2009			11,820	293,548
Increase (Decrease) in Stockholders' Equity
Net income	344,395	330,709				330,709		13,686
Other comprehensive income (loss)	(11,103)	(11,103)					(11,103)
Issuance of common stock, net	2,425,110	2,431,245		77,278	2,353,967			(6,135)
Issuance of common stock, net (in shares)				77,278
Repurchase of common stock	(4,527)	(4,527)		(154)	(4,373)
Repurchase of common stock (in shares)				(154)
Exercise of stock options	6,317	6,317		253	6,064
Exercise of stock options (in shares)	253			253
Amortization of deferred compensation	14,924	14,924			14,924
Preferred dividends	(21,130)	(21,130)				(21,130)
Common dividends ($1.92, $1.86 and $1.84 per share for the year ended 2011, 2010 and 2009, respectively)	(569,605)	(569,605)				(569,605)
Distributions to noncontrolling interests	(16,049)							(16,049)
Noncontrolling interests in acquired assets	10,002							10,002
Issuance of noncontrolling interests	8,395							8,395
Other	709							709
Balance at Dec. 31, 2010	8,146,047	7,957,367	285,173	370,925	8,089,982	(775,476)	(13,237)	188,680
Balance (in shares) at Dec. 31, 2010			11,820	370,925
Increase (Decrease) in Stockholders' Equity
Net income	554,494	538,891				538,891		15,603
Other comprehensive income (loss)	(6,345)	(6,345)					(6,345)
Issuance of common stock, net	1,302,008	1,305,464		36,683	1,268,781			(3,456)
Issuance of common stock, net (in shares)				36,683
Repurchase of common stock	(4,991)	(4,991)		(136)	(4,855)
Repurchase of common stock (in shares)				(136)
Exercise of stock options	30,796	30,796		1,157	29,639
Exercise of stock options (in shares)	1,157			1,157
Amortization of deferred compensation	20,034	20,034			20,034
Preferred dividends	(21,130)	(21,130)				(21,130)
Common dividends ($1.92, $1.86 and $1.84 per share for the year ended 2011, 2010 and 2009, respectively)	(766,559)	(766,559)				(766,559)
Distributions to noncontrolling interests	(15,156)							(15,156)
Noncontrolling interests in acquired assets	1,500							1,500
Issuance of noncontrolling interests	14,028							14,028
Purchase of noncontrolling interests	(34,104)	(20,045)			(20,045)			(14,059)
Balance at Dec. 31, 2011	$ 9,220,622	$ 9,033,482	$ 285,173	$ 408,629	$ 9,383,536	$ (1,024,274)	$ (19,582)	$ 187,140
Balance (in shares) at Dec. 31, 2011			11,820	408,629

CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF EQUITY
Common dividends, per share (in dollars per share)	$ 1.92	$ 1.86	$ 1.84

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 554,494	$ 344,395	$ 146,151
Depreciation and amortization of real estate, in-place lease and other intangibles:
Continuing operations	356,623	311,008	315,736
Discontinued operations	772	2,439	4,389
Amortization of above and below market lease intangibles, net	(4,510)	(6,378)	(14,780)
Amortization of deferred compensation	20,034	14,924	14,388
Amortization of debt premiums, discounts and issuance costs, net	25,769	9,856	8,328
Straight-line rents	(59,173)	(47,243)	(46,688)
Loan and direct financing lease interest accretion	(93,003)	(69,645)	(39,172)
Deferred rental revenues	(2,319)	(3,984)	12,804
Equity income from unconsolidated joint ventures	(46,750)	(4,770)	(3,511)
Distributions of earnings from unconsolidated joint ventures	3,273	5,373	7,273
Gain upon consolidation of joint venture	(7,769)
Marketable securities (gains) losses, net	5,396	(14,597)	(8,876)
Gain upon settlement of loans receivable	(22,812)
Gain on sales of real estate	(3,107)	(19,925)	(37,321)
Derivative (gains) losses, net	(1,226)	1,302	69
Impairments, net of recoveries	15,400	59,793	75,514
Changes in:
Accounts receivable, net	2,590	9,222	4,408
Other assets	27,582	(6,341)	(6,881)
Accrued liability for litigation provision			101,973
Accounts payable and other accrued liabilities	(47,103)	(4,931)	(18,170)
Net cash provided by operating activities	724,161	580,498	515,634
Cash flows from investing activities:
Cash used in the HCR ManorCare Acquisition, net of cash acquired	(4,026,556)
Cash used in the HCP Ventures II purchase, net of cash acquired	(135,550)
Other acquisitions and development of real estate	(198,385)	(304,847)	(96,528)
Leasing costs and tenant and capital improvements	(52,903)	(97,930)	(40,702)
Proceeds from sales of real estate, net	19,183	32,284	72,272
Purchase of an interest in and contributions to unconsolidated joint ventures	(95,000)	(6,565)	(7,975)
Distributions in excess of earnings from unconsolidated joint ventures	2,408	4,365	6,869
Purchases of marketable equity securities	(22,449)
Proceeds from sales of marketable securities		179,215	157,122
Principal repayments on loans receivable and direct financing leases	303,941	63,953	10,952
Investments in loans receivable and direct financing leases, net	(369,939)	(298,085)	(165,494)
(Increase) decrease in restricted cash	(5,234)	(3,319)	2,078
Net cash used in investing activities	(4,580,484)	(430,929)	(61,406)
Cash flows from financing activities:
Net borrowings (repayments) under bank line of credit	454,000		(150,000)
Repayments of term loan		(200,000)	(320,000)
Issuance of senior unsecured notes	2,400,000
Issuance of mortgage debt			1,942
Repayments and repurchases of senior unsecured notes	(292,265)	(206,422)	(7,735)
Repayments of mortgage and other secured debt	(169,783)	(636,096)	(234,080)
Debt discounts and issuance costs	(43,716)	(11,850)	(860)
Net proceeds from the issuance of common stock and exercise of options	1,327,813	2,426,900	852,912
Dividends paid on common and preferred stock	(787,689)	(590,735)	(517,072)
Issuance of noncontrolling interests	14,087	8,395
Purchase of noncontrolling interests	(34,104)		(9,097)
Distributions to noncontrolling interests	(15,215)	(15,319)	(15,541)
Net cash provided by (used in) financing activities	2,853,128	774,873	(399,531)
Net increase (decrease) in cash and cash equivalents	(1,003,195)	924,442	54,697
Cash and cash equivalents, beginning of year	1,036,701	112,259	57,562
Cash and cash equivalents, end of year	$ 33,506	$ 1,036,701	$ 112,259

Business	12 Months Ended
Dec. 31, 2011
Business
Business

(1) Business

        HCP, Inc., an S&P 500 company, is a Maryland corporation that is organized to qualify as a real estate investment trust ("REIT") which, together with its consolidated entities (collectively, "HCP" or the "Company"), invests primarily in real estate serving the healthcare industry in the United States. The Company acquires, develops, leases, manages and disposes of healthcare real estate and provides financing to healthcare providers.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

(2) Summary of Significant Accounting Policies

  Use of Estimates

        Management is required to make estimates and assumptions in the preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP"). These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from management's estimates.

  Principles of Consolidation

        The consolidated financial statements include the accounts of HCP, its wholly-owned subsidiaries and joint ventures or variable interest entities that it controls through voting rights or other means. All material intercompany transactions and balances have been eliminated upon consolidation.

        The Company is required to continually evaluate its variable interest entity ("VIE") relationships and consolidate these entities when it is determined to be the primary beneficiary of their operations. A VIE is broadly defined as an entity where either (i) the equity investors as a group, if any, lack the power through voting or similar rights to direct the activities of an entity that most significantly impact the entity's economic performance or (ii) the equity investment at risk is insufficient to finance that entity's activities without additional subordinated financial support.

        A variable interest holder is considered to be the primary beneficiary of a VIE if it has the power to direct the activities of a variable interest entity that most significantly impact the entity's economic performance and has the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the VIE. The Company qualitatively assesses whether it is (or is not) the primary beneficiary of a VIE. Consideration of various factors includes, but is not limited to, the Company's ability to direct the activities that most significantly impact the VIE's economic performance, its form of ownership interest, its representation on the VIE's governing body, the size and seniority of its investment, its ability and the rights of other investors to participate in policy making decisions and its ability to replace the manager of and/or liquidate the entity.

        For its investments in joint ventures, the Company evaluates the type of ownership rights held by the limited partner(s) that may preclude consolidation in circumstances in which the sole general partner would otherwise consolidate the limited partnership. The assessment of limited partners' rights and their impact on the presumption of control over a limited partnership by the sole general partner should be made when an investor becomes the sole general partner and should be reassessed if (i) there is a change to the terms or in the exercisability of the rights of the limited partners, (ii) the sole general partner increases or decreases its ownership in the limited partnership interests, or (iii) there is an increase or decrease in the number of outstanding limited partnership interests. The Company similarly evaluates the rights of managing members of limited liability companies.

  Revenue Recognition

        The Company recognizes rental revenue from tenants on a straight-line basis over the lease term when collectibility is reasonably assured and the tenant has taken possession or controls the physical use of the leased asset. If the lease provides for tenant improvements, the Company determines whether the tenant improvements, for accounting purposes, are owned by the tenant or the Company. When the Company is the owner of the tenant improvements, the tenant is not considered to have taken physical possession or have control of the physical use of the leased asset until the tenant improvements are substantially completed. When the tenant is the owner of the tenant improvements, any tenant improvement allowance that is funded by the Company is treated as a lease incentive and amortized as a reduction of revenue over the lease term. Tenant improvement ownership is determined based on various factors including, but not limited to, the following criteria:

  •
  whether the lease stipulates how and on what a tenant improvement allowance may be spent;

  •
  whether the tenant or landlord retains legal title to the improvements at the end of the lease term;

  •
  whether the tenant improvements are unique to the tenant or general-purpose in nature; and

  •
  whether the tenant improvements are expected to have any residual value at the end of the lease term.

        Certain leases provide for additional rents contingent upon a percentage of the facility's revenue in excess of specified base amounts or other thresholds. Such revenue is recognized when actual results reported by the tenant, or estimates of tenant results, exceed the base amount or other thresholds, and only after the contingency has been removed (when the related thresholds are achieved). This may result in the recognition of rental revenue in periods subsequent to when such payments are received.

        Tenant recoveries related to the reimbursement of real estate taxes, insurance, repairs and maintenance, and other operating expenses are recognized as revenue in the period the expenses are incurred. The reimbursements are recognized and presented gross, as the Company is generally the primary obligor and, with respect to purchasing goods and services from third-party suppliers, has discretion in selecting the supplier and bears the associated credit risk.

        For leases with minimum scheduled rent increases, the Company recognizes income on a straight-line basis over the lease term when collectibility is reasonably assured. Recognizing rental income on a straight-line basis for leases results in recognized revenue amounts which differ from those that are contractually due from tenants. If the Company determines that collectibility of straight-line rents is not reasonably assured, the Company limits future recognition to amounts contractually owed and paid, and, when appropriate, establishes an allowance for estimated losses.

        Resident fee revenue is recorded when services are rendered and includes resident room and care charges, community fees and other resident charges. Residency agreements are generally for a term of 30 days to one year, with resident fees billed monthly. Revenue for certain care related services is recognized as services are provided and is billed monthly in arrears.

        The Company maintains an allowance for doubtful accounts, including an allowance for straight-line rent receivables, for estimated losses resulting from tenant defaults or the inability of tenants to make contractual rent and tenant recovery payments. The Company monitors the liquidity and creditworthiness of its tenants and operators on an ongoing basis. This evaluation considers industry and economic conditions, property performance, credit enhancements and other factors. For straight-line rent amounts, the Company's assessment is based on amounts estimated to be recoverable over the term of the lease.

        The Company receives management fees from its investments in certain joint venture entities for various services it provides as the managing member. Management fees are recorded as revenue when management services have been performed. Intercompany profit for management fees is eliminated.

        The Company recognizes gain on sales of real estate upon the closing of a transaction with the purchaser. Gains on properties sold are recognized using the full accrual method when the collectibility of the sales price is reasonably assured, the Company is not obligated to perform additional activities that may be considered significant, the initial investment from the buyer is sufficient and other profit recognition criteria have been satisfied. Gain on sales of real estate may be deferred in whole or in part until the requirements for gain recognition have been met.

        The Company uses the direct finance method of accounting to record income from direct financing leases ("DFLs"). For leases accounted for as DFLs, the future minimum lease payments are recorded as a receivable. Unearned income represents the net investment in the DFL, less the sum of minimum lease payments receivable and the estimated residual values of the leased properties. Unearned income is deferred and amortized to income over the lease terms to provide a constant yield when collectibility of the lease payments is reasonably assured. Investments in DFLs are presented net of unamortized and unearned income.

        Loans receivable are classified as held-for-investment based on management's intent and ability to hold the loans for the foreseeable future or to maturity. Loans held-for-investment are carried at amortized cost and are reduced by a valuation allowance for estimated credit losses as necessary. The Company recognizes interest income on loans, including the amortization of discounts and premiums, using the interest method. The interest method is applied on a loan-by-loan basis when collectibility of the future payments is reasonably assured. Premiums and discounts are recognized as yield adjustments over the life of the related loans. Loans are transferred from held-for-investment to held-for-sale when management's intent is to no longer hold the loans for the foreseeable future. Loans held-for-sale are recorded at the lower of cost or fair value.

        Allowances are established for loans and DFLs based upon an estimate of probable losses for the individual loans and DFLs deemed to be impaired. Loans and DFLs are impaired when it is deemed probable that the Company will be unable to collect all amounts due in accordance with the contractual terms of the loan or lease. An allowance is based upon the Company's assessment of the borrower's or lessee's overall financial condition; economic resources and payment record; the prospects for support from any financially responsible guarantors; and, if appropriate, the realizable value of any collateral. These estimates consider all available evidence including the expected future cash flows discounted at the loan's or DFL's effective interest rate, fair value of collateral, general economic conditions and trends, historical and industry loss experience, and other relevant factors, as appropriate.

        Loans and DFLs are placed on non-accrual status when management determines that the collectibility of contractual amounts is not reasonably assured. While on non-accrual status, loans or DFLs are either accounted for on a cash basis, in which income is recognized only upon receipt of cash, or on a cost-recovery basis, in which all cash receipts reduce the carrying value of the loan or DFL, based on the Company's expectation of future collectibility.

  Real Estate

        The Company's real estate assets, consisting of land, buildings and improvements are recorded at their fair value. The assumed liabilities, acquired tangible assets and identifiable intangibles are also recorded at their fair value. The Company assesses fair value based on cash flow projections that utilize appropriate discount and/or capitalization rates and available market information. Estimates of future cash flows are based on a number of factors including historical operating results, known and anticipated trends, as well as market and economic conditions. The fair value of tangible assets of an acquired property is based on the value of the property as if it is vacant.

        The Company records acquired "above and below market" leases at their fair value using discount rates which reflect the risks associated with the leases acquired. The amount recorded is based on the present value of the difference between (i) the contractual amounts to be paid pursuant to each in-place lease and (ii) management's estimate of fair market lease rates for each in-place lease, measured over a period equal to the remaining term of the lease for above market leases and the initial term plus the extended term for any leases with bargain renewal options. Other intangible assets acquired include amounts for in-place lease values that are based on the Company's evaluation of the specific characteristics of each property and the respective tenant's lease. Factors considered include estimates of carrying costs during hypothetical expected lease-up periods, market conditions and costs to execute similar leases. In estimating carrying costs, the Company includes estimates of lost rents at estimated market rates during the hypothetical expected lease-up periods, which are dependent on local market conditions and expected trends. In estimating costs to execute similar leases, the Company considers leasing commissions, legal and other related costs.

        The Company capitalizes direct construction and development costs, including predevelopment costs, interest, property taxes, insurance and other costs directly related and essential to the acquisition, development or construction of a real estate asset. The Company capitalizes construction and development costs while substantive activities are ongoing to prepare an asset for its intended use. The Company considers a construction project as substantially complete and held available for occupancy upon the completion of tenant improvements, but no later than one year from cessation of significant construction activity. Costs incurred after a project is substantially complete and ready for its intended use, or after development activities have ceased, are expensed as incurred. For redevelopment of existing operating properties, the Company capitalizes costs based on the net carrying value of the existing property under redevelopment plus the cost for the construction and improvement incurred in connection with the redevelopment. Costs previously capitalized related to abandoned acquisitions or developments are charged to earnings. Expenditures for repairs and maintenance are expensed as incurred. The Company considers costs incurred in conjunction with re-leasing properties, including tenant improvements and lease commissions, to represent the acquisition of productive assets and, accordingly, such costs are reflected as investing activities in the Company's consolidated statement of cash flows.

        The Company computes depreciation on properties using the straight-line method over the assets' estimated useful life. Depreciation is discontinued when a property is identified as held-for-sale. Buildings and improvements are depreciated over useful lives ranging up to 45 years. Above and below market lease intangibles are amortized primarily to revenue over the remaining noncancellable lease terms and bargain renewal periods, if any. In-place lease intangibles are amortized to expense over the remaining noncancellable lease term and bargain renewal periods, if any.

  Impairment of Long-Lived Assets and Goodwill

        The Company assesses the carrying value of real estate assets and related intangibles ("real estate assets"), whenever events or changes in circumstances indicate that the carrying value of such asset or asset group may not be recoverable. The Company tests its real estate assets for impairment by comparing the sum of the expected future undiscounted cash flows to the carrying value of the real estate asset or asset group. If the carrying value exceeds the expected future undiscounted cash flows, an impairment loss will be recognized by adjusting the carrying value of the real estate asset or asset group to its fair value.

        Goodwill is tested for impairment at least annually. If it is determined, based on certain qualitative factors, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the Company applies the second step of the two-step approach. Potential impairment indicators and qualitative factors include a significant decline in real estate valuations, restructuring plans, current macroeconomic conditions, state of the equity and capital markets or a significant decline in the value of the Company's market capitalization. The second step of the two-step approach requires the fair value of a reporting unit to be allocated to all the assets and liabilities of the reporting unit as if it had been acquired in a business combination at the date of the impairment test. The excess fair value of the reporting unit over the fair value of assets and liabilities is the implied value of goodwill and is used to determine the amount of impairment. The Company selected the fourth quarter of each fiscal year to perform its annual impairment test.

  Assets Held-for-Sale and Discontinued Operations

        Certain long-lived assets are classified as held-for-sale and are reported at the lower of their carrying value or their fair value less costs to sell and are no longer depreciated. Discontinued operations is a component of an entity that has either been disposed of or is deemed to be held-for-sale and, (i) the operations and cash flows of the component have been or will be eliminated from ongoing operations as a result of the disposal transaction, and (ii) the entity will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Investments in Unconsolidated Joint Ventures

        Investments in entities which the Company does not consolidate but has the ability to exercise significant influence over operating and financial policies are reported under the equity method of accounting. Under the equity method of accounting, the Company's share of the investee's earnings or losses are included in the Company's consolidated results of operations.

        The initial carrying value of investments in unconsolidated joint ventures is based on the amount paid to purchase the joint venture interest or the fair value of the assets prior to the sale of interests in the joint venture. To the extent that the Company's cost basis is different from the basis reflected at the joint venture level, the basis difference is generally amortized over the lives of the related assets and liabilities, and such amortization is included in the Company's share of equity in earnings of the joint venture. The Company evaluates its equity method investments for impairment based upon a comparison of the fair value of the equity method investment to its carrying value. When the Company determines a decline in the fair value of an investment in an unconsolidated joint venture below its carrying value is other-than-temporary, an impairment is recorded. The Company recognizes gains on the sale of interests in joint ventures to the extent the economic substance of the transaction is a sale.

        The Company's fair values for its equity method investments are based on discounted cash flow models that include all estimated cash inflows and outflows over a specified holding period and, where applicable, any estimated debt premiums or discounts. Capitalization rates, discount rates and credit spreads utilized in these models are based upon assumptions that the Company believes to be within a reasonable range of current market rates for the respective investments.

  Share-Based Compensation

        Compensation expense for share-based awards granted to employees, including grants of employee stock options, are recognized in the consolidated statements of income based on their grant date fair market value. Compensation expense for awards with graded vesting schedules is generally recognized ratably over the period from the grant date to the date when the award is no longer contingent on the employee providing additional services.

  Cash and Cash Equivalents

        Cash and cash equivalents consist of cash on hand and short-term investments with maturities of three months or less when purchased.

  Restricted Cash

        Restricted cash primarily consists of amounts held by mortgage lenders to provide for (i) real estate tax expenditures, tenant improvements and capital expenditures, and (ii) security deposits and net proceeds from property sales that were executed as tax-deferred dispositions.

  Derivatives

        During its normal course of business, the Company uses certain types of derivative instruments for the purpose of managing interest rate risk. To qualify for hedge accounting, derivative instruments used for risk management purposes must effectively reduce the risk exposure that they are designed to hedge. In addition, at inception of a qualifying cash flow hedging relationship, the underlying transaction or transactions, must be, and are expected to remain, probable of occurring in accordance with the Company's related assertions.

        The Company recognizes all derivative instruments, including embedded derivatives required to be bifurcated, as assets or liabilities in the consolidated balance sheets at their fair value. Changes in the fair value of derivative instruments that are not designated as hedges or that do not meet the criteria of hedge accounting are recognized in earnings. For derivatives designated in qualifying cash flow hedging relationships, the change in fair value of the effective portion of the derivatives is recognized in accumulated other comprehensive income (loss), whereas the change in fair value of the ineffective portion is recognized in earnings. For derivatives designated in qualifying fair value hedging relationships, the change in fair value of the effective portion of the derivatives offsets the change in fair value of the hedged item, whereas the change in fair value of the ineffective portion is recognized in earnings.

        The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objectives and strategy for undertaking various hedge transactions. This process includes designating all derivatives that are part of a hedging relationship to specific forecasted transactions as well as recognized obligations or assets in the consolidated balance sheets. The Company also assesses and documents, both at inception of the hedging relationship and on a quarterly basis thereafter, whether the derivatives that are designated in hedging transactions are highly effective in offsetting the designated risks associated with the respective hedged items. If it is determined that a derivative ceases to be highly effective as a hedge, or that it is probable the underlying forecasted transaction will not occur, the Company discontinues hedge accounting prospectively and records the appropriate adjustment to earnings based on the current fair value of the derivative.

  Income Taxes

        HCP, Inc. elected REIT status and believes it has always operated so as to continue to qualify as a REIT under Sections 856 to 860 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, HCP, Inc. will not be subject to U.S. federal income tax, provided that it continues to qualify as a REIT and makes distributions to stockholders equal to or in excess of its taxable income. In addition, the Company has formed several consolidated subsidiaries, which have elected REIT status. HCP, Inc. and its consolidated REIT subsidiaries are each subject to the REIT qualification requirements under Sections 856 to 860 of the Code. If any REIT fails to qualify as a REIT in any taxable year, it will be subject to federal income taxes at regular corporate rates and may be ineligible to qualify as a REIT for four subsequent tax years.

        HCP, Inc. and its consolidated REIT subsidiaries are subject to state and local income taxes in some jurisdictions, and in certain circumstances each REIT may also be subject to federal excise taxes on undistributed income. In addition, certain activities that the Company undertakes may be conducted by entities which elect to be treated as taxable REIT subsidiaries ("TRSs"). TRSs are subject to both federal and state income taxes. The Company recognizes tax penalties relating to unrecognized tax benefits as additional income tax expense. Interest relating to unrecognized tax benefits is recognized as interest expense.

  Marketable Securities

        The Company classifies its marketable equity and debt securities as available-for-sale. These securities are carried at their fair value with unrealized gains and losses recognized in stockholders' equity as a component of accumulated other comprehensive income (loss). Gains or losses on securities sold are determined based on the specific identification method. When the Company determines declines in fair value of marketable securities are other-than-temporary, a loss is recognized in earnings.

  Capital Raising Issuance Costs

        Costs incurred in connection with the issuance of common shares are recorded as a reduction of additional paid-in capital. Costs incurred in connection with the issuance of preferred shares are recorded as a reduction of the preferred stock amount. Debt issuance costs are deferred, included in other assets and amortized to interest expense over the remaining term of the related debt utilizing the interest method.

  Segment Reporting

        The Company's segments are based on its internal method of reporting which classifies operations by healthcare sector. The Company's business operations include five segments: (i) senior housing, (ii) post-acute/skilled nursing, (iii) life science, (iv) medical office and (v) hospital.

  Noncontrolling Interests

        The Company reports arrangements with noncontrolling interests as a component of equity separate from the parent's equity. The Company accounts for purchases or sales of equity interests that do not result in a change in control as equity transactions. In addition, net income attributable to the noncontrolling interest is included in consolidated net income on the face of the consolidated statements of income and, upon a gain or loss of control, the interest purchased or sold, as well as any interest retained, is recorded at its fair value with any gain or loss recognized in earnings.

        The Company consolidates non-managing member limited liability companies ("DownREITs") because it exercises control, and noncontrolling interests in these entities are carried at cost. The non-managing member LLC Units ("DownREIT units") are exchangeable for an amount of cash approximating the then-current market value of shares of the Company's common stock or, at the Company's option, shares of the Company's common stock (subject to certain adjustments, such as stock splits and reclassifications). Upon exchange of DownREIT units for the Company's common stock, the carrying amount of the DownREIT units is reclassified to stockholders' equity.

  Preferred Stock Redemptions

        The Company recognizes the excess of the redemption value of cumulative redeemable preferred stock redeemed over its carrying amount as a charge to earnings.

  Life Care Bonds Payable

        Two of the Company's continuing care retirement communities ("CCRCs") issue non-interest bearing life care bonds payable to certain residents of the CCRCs. Generally, the bonds are refundable to the resident or to the resident's estate upon termination or cancellation of the CCRC agreement. An additional senior housing facility owned by the Company collects non-interest bearing occupancy fee deposits that are refundable to the resident or the resident's estate upon the earlier of the re-letting of the unit or after two years of vacancy. Proceeds from the issuance of new bonds are used to retire existing bonds, and since the maturity of the obligations for the three facilities is not determinable, no interest is imputed. These amounts are included in other debt in the Company's consolidated balance sheets.

  Fair Value Measurement

        The Company measures and discloses the fair value of nonfinancial and financial assets and liabilities utilizing a hierarchy of valuation techniques based on whether the inputs to a fair value measurement are considered to be observable or unobservable in a marketplace. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's market assumptions. This hierarchy requires the use of observable market data when available. These inputs have created the following fair value hierarchy:

  •
  Level 1—quoted prices for identical instruments in active markets;

  •
  Level 2—quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which significant inputs and significant value drivers are observable in active markets; and

  •
  Level 3—fair value measurements derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

        The Company measures fair value using a set of standardized procedures that are outlined herein for all assets and liabilities which are required to be measured at fair value. When available, the Company utilizes quoted market prices from an independent third party source to determine fair value and classifies such items in Level 1. In some instances where a market price is available, but the instrument is in an inactive or over-the-counter market, the Company consistently applies the dealer (market maker) pricing estimate and classifies the asset or liability in Level 2.

        If quoted market prices or inputs are not available, fair value measurements are based upon valuation models that utilize current market or independently sourced market inputs, such as interest rates, option volatilities, credit spreads and/or market capitalization rates. Items valued using such internally-generated valuation techniques are classified according to the lowest level input that is significant to the fair value measurement. As a result, the asset or liability could be classified in either Level 2 or Level 3 even though there may be some significant inputs that are readily observable. Internal fair value models and techniques used by the Company include discounted cash flow and Black-Scholes valuation models. The Company also considers its counterparty's and own credit risk on derivatives and other liabilities measured at their fair value. The Company has elected the mid-market pricing expedient when determining fair value.

  Earnings per Share

        Basic earnings per common share is computed by dividing net income applicable to common shares by the weighted average number of shares of common stock outstanding during the period. The Company accounts for unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents (whether paid or unpaid) as participating securities, which are included in the computation of earnings per share pursuant to the two-class method. Diluted earnings per common share is calculated by including the effect of dilutive and preferred securities.

  Recent Accounting Pronouncements

        In April 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2011-02, A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring ("ASU 2011-02"). The amendments in this update clarify, among other things, the guidance on a creditor's evaluation of whether it has granted a concession and whether a debtor is experiencing financial difficulties. The adoption of ASU 2011-02 on July 1, 2011 did not have an impact on the Company's consolidated financial position or results of operations.

        In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"). The amendments in this update result in additional fair value measurement and disclosure requirements within U.S. GAAP and IFRS. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The Company does not expect the adoption of ASU 2011-04 on January 1, 2012 to have an impact on its consolidated financial position or results of operations.

        In June 2011, the FASB issued Accounting Standards Update No. 2011-05, Presentation of Comprehensive Income ("ASU 2011-05"). The amendments require that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. In December 2011, the FASB deferred portions of this update in its issuance of ASU 2011-12 (see discussion below). The Company has elected the two-statement approach, and the required financial statements are presented herein.

        In September 2011, the FASB issued Accounting Standards Update No. 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment ("ASU 2011-08"). The amendments in the update permit an entity to first assess qualitative factors when determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount and whether it is necessary to perform the second step of the two-step goodwill impairment test described in Topic 350. The early adoption of ASU 2011-08 on December 31, 2011 did not have an impact on the Company's consolidated financial position or results of operations.

        In December 2011, the FASB issued Accounting Standards Update No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 to defer indefinitely the requirement of ASU 2011-05 to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented.

  Reclassifications

        Certain amounts in the Company's consolidated financial statements for prior periods have been reclassified to conform to the current period presentation. Assets sold or held-for-sale and associated liabilities have been reclassified on the consolidated balance sheets and operating results reclassified from continuing to discontinued operations. As a result of the Company's joint venture with Brookdale Senior Living, Inc. ("Brookdale") in a structure permitted by the Housing and Economic Recovery Act of 2008 (commonly referred to as "RIDEA") on September 1, 2011, facility-level revenues from 21 senior housing communities are presented in "resident fees and services" on the consolidated income statements; all facility-level resident fee and service revenue previously reported in "rental and related revenues" has been reclassified to "resident fees and services" (see Note 12 for additional information regarding the 21 RIDEA facilities).

HCR ManorCare Acquisition	12 Months Ended
Dec. 31, 2011
HCR ManorCare Acquisition
HCR ManorCare Acquisition

(3) HCR ManorCare Acquisition

        On April 7, 2011, the Company completed its acquisition of substantially all of the real estate assets of HCR ManorCare, Inc. ("HCR ManorCare"), for a purchase price of $6.0 billion (the "HCR ManorCare Acquisition"). The purchase price consisted of the following: (i) $4 billion in cash consideration; and (ii) $2 billion representing the fair value of the Company's HCR ManorCare debt investments that were settled as part of this acquisition. Through this transaction, the Company acquired 334 HCR ManorCare post-acute, skilled nursing and assisted living facilities. The facilities are located in 30 states, with the highest concentrations in Ohio, Pennsylvania, Florida, Illinois and Michigan. A wholly-owned subsidiary of HCR ManorCare operates the assets pursuant to a long-term triple-net master lease agreement supported by a guaranty from HCR ManorCare. Additionally, the Company exercised its option to purchase an ownership interest of HCR ManorCare for $95 million that represented a 9.9% equity interest at closing.

        The HCR ManorCare Acquisition total purchase price is as follows (in thousands):

April 7, 2011
Payment of aggregate cash consideration, net of cash acquired	$3,801,624
HCP's loan investments in HCR ManorCare's debt settled at fair value(1)	1,990,406
Assumed HCR ManorCare accrued liabilities at fair value(2)	224,932

Total purchase consideration	$6,016,962

Legal, accounting and other fees and costs(3)	$26,839

(1)
The Company recognized a gain of approximately $23 million, included in interest income, which represents the fair value of the Company's existing mezzanine and mortgage loan investments in HCR ManorCare in excess of its carrying value on the acquisition date.

(2)
In August 2011, the Company paid or refunded these amounts to certain taxing authorities or the seller. These August 2011 cash payments are included in the "cash used in the HCR ManorCare Acquisition, net of cash acquired" that is presented in the consolidated statements of cash flows under investing activities.

(3)
Represents estimated fees and costs of $15.5 million and $11.3 million that were expensed and included in general and administrative expense and interest expense, respectively. These charges are directly attributable to the transaction and represent non-recurring costs.

        The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date of April 7, 2011 (in thousands):

Assets acquired
Net investments in direct financing leases	$6,002,074
Cash and cash equivalents	6,996
Intangible assets	14,888

Total assets acquired	6,023,958

Total liabilities assumed	224,932

Net assets acquired	$5,799,026

        In connection with the HCR ManorCare Acquisition, the Company entered into a credit agreement for a 365-day bridge loan facility (from funding to maturity) in an aggregate amount of up to $3.3 billion. In March 2011, the Company terminated this bridge loan facility in accordance with its terms; consequently, the Company incurred a charge of $11.3 million related to the write-off of unamortized loan fees associated with this bridge loan commitment that is included in interest expense.

        The assets and liabilities of the Company's investments related to HCR ManorCare and the related results of operations are included in the consolidated financial statements from the April 7, 2011 acquisition date. From the acquisition date to March 31, 2012, the Company has recognized revenues and earnings from its investments related to HCR ManorCare of $411.8 million and $456.8 million, respectively.

  Pro Forma Results of Operations

        The following unaudited pro forma consolidated results of operations assume that the HCR ManorCare Acquisition, including the Company's ownership interest in the operations of HCR ManorCare, was completed as of January 1 for each of the periods presented below (in thousands, except per share amounts):

	Year Ended December 31,
	2011	2010
Revenues	$1,820,057	$1,703,568
Net income	655,352	745,119
Net income applicable to HCP, Inc.	639,749	731,433
Basic earnings per common share	$1.52	$1.86
Diluted earnings per common share	1.51	1.85

Other Real Estate Property Investments	12 Months Ended
Dec. 31, 2011
Other Real Estate Property Investments
Other Real Estate Property Investments

(4) Other Real Estate Property Investments

        A summary of acquisitions for the year ended December 31, 2011 follows (in thousands):

	Consideration			Assets Acquired
Acquisitions	Cash Paid	Debt Assumed	Noncontrolling Interest	Real Estate	Net Intangibles
Life science	$84,087	$57,869	$—	$133,210	$8,746
Medical office	29,743	—	1,500	26,191	5,052

	$113,830	$57,869	$1,500	$159,401	$13,798

        During the year ended December 31, 2011, the Company funded an aggregate of $127 million for construction, tenant and other capital improvement projects, primarily in the life science and medical office segments. During the year ended December 31, 2011, two of the Company's life science facilities located in South San Francisco were placed in service representing 88,000 square feet.

        A summary of acquisitions for the year ended December 31, 2010 follows (in thousands):

	Consideration					Assets Acquired
Acquisitions	Cash Paid	Debt Assumed		DownREIT Units	Other Noncontrolling Interest	Real Estate	Net Intangibles
Senior housing	$143,926	$—		$—	$—	$141,500	$2,426
Life science	40,563	—		7,341	190	43,017	5,077
Medical office	27,463	33,503	(1)	1,926	735	57,390	6,237

	$211,952	$33,503		$9,267	$925	$241,907	$13,740

(1)
Debt assumed includes a related interest-rate swap liability with a fair value of $3.2 million, at acquisition.

        During the year ended December 31, 2010, the Company funded an aggregate of $135 million for construction, tenant and other capital improvement projects, primarily in the life science and medical office segments. During the year ended December 31, 2010, three of the Company's life science facilities located in South San Francisco were placed into service representing 329,000 square feet.

Dispositions of Real Estate and Discontinued Operations	12 Months Ended
Dec. 31, 2011
Dispositions of Real Estate and Discontinued Operations
Dispositions of Real Estate and Discontinued Operations

(5) Dispositions of Real Estate and Discontinued Operations

  Dispositions of Real Estate

        During the three months ended March 31, 2012, the Company sold a medical office building for $7 million. During the year ended December 31, 2011, the Company sold three senior housing facilities for $19 million. During the year ended December 31, 2010, the Company sold 14 properties for $56 million, which were made from the following segments: (i) $28 million of senior housing; (ii) $15 million of hospital; (iii) $10 million of post-acute/skilled nursing; and (iv) $3 million of medical office. Where applicable, the results of operations of these properties are presented as discontinued operations in the Company's consolidated statements of income, and their related assets are presented as real estate held for sale, net in the Company's consolidated balance sheets.

  Results from Discontinued Operations

        The following table summarizes operating income from discontinued operations, impairments and gain on sales of real estate included in discontinued operations (dollars in thousands):

	Year Ended December 31,
	2011	2010	2009
Rental and related revenues	$2,175	$6,624	$14,674

Depreciation and amortization expenses	772	2,439	4,389
Operating expenses	4	217	3,199
Other (income) expense, net	(33)	(40)	790

Income before impairments and gain on sales of real estate, net of income taxes	$1,432	$4,008	$6,296

Impairments	$—	$—	$125

Gain on sales of real estate, net of income taxes	$3,107	$19,925	$37,321

Number of properties held-for-sale	1	4	18
Number of properties sold	3	14	14

Number of properties included in discontinued operations	4	18	32

Net Investment in Direct Financing Leases	12 Months Ended
Dec. 31, 2011
Net Investment in Direct Financing Leases
Net Investment in Direct Financing Leases

(6) Net Investment in Direct Financing Leases

        The components of net investment in DFLs consisted of the following (dollars in thousands):

	December 31,
	2011		2010
Minimum lease payments receivable	$25,744,161	(1)	$1,266,129
Estimated residual values	4,010,514		409,270
Less unearned income	(23,026,898)		(1,065,738)

Net investment in direct financing leases	$6,727,777		$609,661

Properties subject to direct financing leases	361		27

(1)
The minimum lease payments receivable are primarily attributable to HCR ManorCare ($24.5 billion). The triple-net lease with HCR ManorCare provides for rent in the first year of $472.5 million. The rent increases by 3.5% per year after each of the first five years and by 3% for the remaining portion of the initial lease term. The properties are grouped into four pools, and HCR ManorCare has a one-time extension option for each pool with rent increased for the first year of the extension option to the greater of fair market rent or a 3% increase over the rent for the prior year. Including the extension options, which the Company determined to be bargain renewal options, the asset pools have total available terms ranging from 23 to 35 years.

        On April 7, 2011, the Company completed the acquisition of 334 HCR ManorCare properties subject to a single master lease that the Company classified as a DFL. See discussion of the HCR ManorCare Acquisition in Note 3.

        Certain leases contain provisions that allow the tenants to elect to purchase the properties during or at the end of the lease terms for the aggregate initial investment amount plus adjustments, if any, as defined in the lease agreements. Certain leases also permit the Company to require the tenants to purchase the properties at the end of the lease terms.

        Lease payments previously due to the Company relating to three land-only DFLs, along with the land, were subordinate to and served as collateral for first mortgage construction loans entered into by Erickson Retirement Communities and its affiliate entities ("Erickson") to fund development costs related to the properties. On October 19, 2009, Erickson filed for bankruptcy protection, which included a plan of reorganization. In December 2009, the Company concluded that it was appropriate to reduce the carrying value of these assets to a nominal amount. In February 2010, the Company entered into a settlement agreement with Erickson which was subsequently approved by the bankruptcy court. In April 2010, the reorganization was completed, which resulted in the Company (i) retaining deposits held by the Company with balances of $5 million and (ii) receiving an additional $9.6 million. As a result, the Company recognized aggregate income of $11.9 million in impairment recoveries in 2010, which represented the reversal of a portion of the allowances established pursuant to the previous December 2009 impairment charges of $63.1 million related to its investments in the three DFLs and participation interest in the senior construction loan.

        Future minimum lease payments contractually due under direct financing leases at December 31, 2011, were as follows (in thousands):

Year	Amount
2012	$532,561
2013	545,219
2014	563,994
2015	583,418
2016	603,513
Thereafter	22,915,456

$25,744,161

Loans Receivable	12 Months Ended
Dec. 31, 2011
Loans Receivable
Loans Receivable

(7) Loans Receivable

        The following table summarizes the Company's loans receivable (in thousands):

	December 31,
	2011			2010
	Real Estate Secured	Other Secured	Total	Real Estate Secured	Other Secured	Total
Mezzanine	$—	$90,148	$90,148	$—	$1,144,485	$1,144,485
Other	35,643	—	35,643	1,030,454	—	1,030,454
Unamortized discounts, fees and costs	(1,040)	(1,088)	(2,128)	(107,549)	(61,127)	(168,676)
Allowance for loan losses	—	(13,410)	(13,410)	—	(3,397)	(3,397)

	$34,603	$75,650	$110,253	$922,905	$1,079,961	$2,002,866

        Following is a summary of loans receivable secured by real estate at December 31, 2011:

Final Maturity Date	Number of Loans		Payment Terms	Initial Principal Amount	Carrying Amount
				(in thousands)
2013	1		monthly payments of $99,200, accrues interest at 11.50%, and secured by three skilled nursing facilities in Michigan	$8,492	$8,223
2014	1		monthly payments of $16,000, accrues interest at 11.00%, and secured by one skilled nursing facility in Montana	1,900	1,523
2015	1		monthly interest-only payments beginning in 2013 and accrues interest at 8.00%, secured by a hospital in Louisiana	15,640	14,600
2016	4	(1)	aggregate monthly interest-only payments of $54,200 secured by four senior housing facilities located in Tennessee, Maryland, Pennsylvania and Texas that accrue interest at 8.25%	—	9,814
2017	1	(1)	monthly interest-only payments of $2,400, accrues interest at 8.25%, and secured by one senior housing facility in New Jersey	—	443

	8			$26,032	$34,603

(1)
Represents commitments to fund an aggregate of $101 million for five senior housing development projects.

        At December 31, 2011, future contractual principal payments to be received on loans receivable, secured by real estate, are $0.3 million in 2012, $8 million in 2013, $1.5 million in 2014, $16.5 million in 2015, $9.0 million in 2016 and $0.4 million thereafter.

  Cirrus Health Loan

        The Company holds an interest-only, senior secured term loan made to Cirrus Health, an affiliate of the Cirrus Group, LLC ("Cirrus"). The loan had a maturity date of December 31, 2008, with a one-year extension period at the option of the borrower, subject to certain terms and conditions, under which amounts were borrowed to finance the acquisition, development, syndication and operation of new and existing surgical partnerships. The loan is collateralized by all of the assets of the borrower (comprised primarily of interests in partnerships operating surgical facilities, some of which are on the premises of properties owned by the Company or HCP Ventures IV, LLC, an unconsolidated joint venture of the Company) and is supported in part by limited guarantees made by certain post and current principals of Cirrus. Recourse under certain of these guarantees is limited to the guarantors' respective interests in certain entities owning real estate that are pledged to secure such guarantees. At December 31, 2008, the borrower did not meet the conditions necessary to exercise its extension option and did not repay the loan upon maturity. On April 22, 2009, new terms for extending the maturity date of the loan were agreed to, including the payment of a $1.1 million extension fee, and the maturity date was extended to December 31, 2010. In July 2009, the Company issued a notice of default for the borrower's failure to make interest payments. In December 2009, the Company determined that the loan was impaired and recognized a provision for loan loss of $4.3 million. This provision for loan loss resulted from discussions that began in December 2009 to restructure the loan. Effective January 1, 2011, the Company placed the loan on cost-recovery status, under which accrual of interest income is suspended and any payments received from the borrower are applied to reduce the recorded investment in the loan, as the amount and timing of payments from this loan have become less certain. The Company has made various attempts to restructure the loan; however, the Company, borrower and guarantors of the loan could not reach an agreement on the terms and conditions of the restructuring. Further, as a result of: (i) the continued delay and costs associated with sale of certain of the collateral assets (primarily Cirrus' interests in partnerships operating surgical centers); and (ii) the decline in the operating performance and value of certain of Cirrus' collateral assets, the Company concluded that the carrying value of its loan was in excess of the proceeds that can be generated from selling the collateral assets in an orderly liquidation. Therefore, the Company recognized an additional provision for losses of $15.4 million in September 2011 that reduced the combined carrying value of the Company's loan and the related interest receivable to the fair value of the related collateral supporting this loan. Provision for loan loss is recorded in impairments (recoveries). At December 31, 2011 and 2010, the carrying value of this loan was $75.7 million and $93.1 million, respectively. During the years ended December 31, 2011 and 2010, the Company received cash payments from the borrower of $2.1 million and $1.9 million, respectively. During the year ended December 31, 2010, the Company recognized interest income from this loan of $11.7 million.

        A reconciliation of the Company's beginning and ending allowance for the losses related to the Company's senior secured loan to Cirrus follows (in thousands):

Amount
Balance at January 1, 2011	$3,397
Additions(1)	10,013

Balance at December 31, 2011	$13,410

(1)
In September 2011 the Company recognized a total provision for losses of $15.4 million related to its Cirrus loan that is discussed above; $10.0 million of this provision reduced the carrying value of the loan and the remaining $5.4 million provision reduced the carrying value of the related accrued interest receivable (accrued interest on loans is presented in other assets; see Note 10 for additional information).

  HCR ManorCare Loans

        On December 21, 2007, the Company made an investment in mezzanine loans having an aggregate par value of $1.0 billion at a discount of $100 million, which resulted in an acquisition cost of $900 million. These interest-only loans paid interest on their par values at a floating rate of one-month London Interbank Offered Rate ("LIBOR") plus 4.0%. At December 31, 2010, the carrying value of these loans was $953 million.

        On August 3, 2009, the Company purchased a $720 million participation in the first mortgage debt of HCR ManorCare at a discount of $130 million, which resulted in an acquisition cost of $590 million. At December 31, 2010, the carrying value of the participation in this loan was $639 million. In connection with the HCR ManorCare Acquisition prefunding activities, on January 31, 2011, the Company purchased an additional $360 million participation in the first mortgage debt of HCR ManorCare. The $1.08 billion participations paid interest at LIBOR plus 1.25%.

        On April 7, 2011, upon closing of the HCR ManorCare Acquisition, the Company's loans to HCR ManorCare were settled, which resulted in additional interest income of $23 million that represents the excess of the loans' fair values above their carrying values at the time of settlement. See Note 3 for additional discussion related to the HCR ManorCare Acquisition.

  Genesis HealthCare Loans

        In September and October 2010 the Company purchased participations in a senior loan and mezzanine note of Genesis HealthCare ("Genesis") with par values of $278 million and $50 million, respectively, each at a discount for $250 million and $40 million, respectively. At December 31, 2010, the carrying value of these loans was $293 million.

        The Genesis senior loan paid interest on the par value at LIBOR (subject to a floor of 1.5% increasing to 2.5% by maturity) plus a spread of 4.75% increasing to 5.75% by maturity. The senior loan was secured by all of Genesis' assets. The mezzanine note paid interest on the par value at LIBOR plus a spread of 7.50%. In addition to the coupon interest payments, the mezzanine note required the payment of a termination fee, of which the Company's share prior to the early repayment of this loan was $2.3 million. The mezzanine note was subordinate to the senior loan and secured by an indirect pledge of equity ownership in Genesis' assets.

        On April 1, 2011, the Company received $330.4 million from the early repayment of its loans to Genesis, and recognized additional interest income of $34.8 million, which represents the related unamortized discount and termination fee.

Investments in and Advances to Unconsolidated Joint Ventures	12 Months Ended
Dec. 31, 2011
Investments in and Advances to Unconsolidated Joint Ventures
Investments in and Advances to Unconsolidated Joint Ventures

(8) Investments in and Advances to Unconsolidated Joint Ventures

  HCP Ventures II

        On January 14, 2011, the Company acquired its partner's 65% interest in HCP Ventures II, a joint venture that owned 25 senior housing facilities, becoming the sole owner of the portfolio.

        The HCP Ventures II consideration is as follows (in thousands):

January 14, 2011
Cash paid for HCP Ventures II's partnership interest	$135,550
Fair value of HCP's 35% interest in HCP Ventures II (carrying value of $65,223 at closing)(1)	72,992

Total consideration	$208,542

Estimated fees and costs
Legal, accounting and other fees and costs(2)	$150
Debt assumption fees(3)	500

Total	$650

(1)
The Company recognized a gain of approximately $8 million, included in other income, net, which represents the fair value of the Company's 35% interest in HCP Ventures II in excess of its carrying value on the acquisition date.

(2)
Represents estimated fees and costs that were expensed and included in general and administrative expenses. These charges are directly attributable to the transaction and represent non-recurring costs.

(3)
Represents debt assumption fees that were capitalized as deferred debt costs.

        In accordance with the accounting guidance applicable to acquisitions of the partner's ownership interests that result in consolidation of previously unconsolidated entities, the Company recorded all of the assets and liabilities of HCP Ventures II at their fair value as of the January 14, 2011 acquisition date. The Company utilized relevant market data and valuation techniques to allocate the acquisition date fair value for HCP Ventures II. Relevant market data and valuation techniques included, but were not limited to, market data comparables for capitalization and discount rates, credit spreads and property specific cash flows assumptions. The capitalization and discount rates as well as credit spread assumptions utilized in the Company's valuation model were based on information that it believes to be within a reasonable range of current market data. The following table summarizes the fair values of the HCP Ventures II assets acquired and liabilities assumed as of the acquisition date of January 14, 2011 (in thousands):

Assets acquired
Buildings and improvements	$683,033
Land	80,180
Cash	2,585
Restricted cash	1,861
Intangible assets	78,293

Total assets acquired	$845,952

Liabilities assumed
Mortgage debt	$635,182
Other liabilities	2,228

Total liabilities assumed	637,410

Net assets acquired	$208,542

        The related assets, liabilities and results of operations of HCP Ventures II are included in the consolidated financial statements from the date of acquisition, January 14, 2011.

  Summary of Unconsolidated Joint Venture Information

        The Company owns interests in the following entities that are accounted for under the equity method at December 31, 2011 (dollars in thousands):

Entity(1)	Investments	Investment(2)	Ownership%
HCR ManorCare	post-acute/skilled nursing operations	$97,763	9.9(3)
HCP Ventures III, LLC	13 medical office buildings ("MOBs")	8,720	30
HCP Ventures IV, LLC	54 MOBs and 4 hospitals	35,272	20
HCP Life Science(4)	4 life science facilities	66,522	50 - 63
Horizon Bay Hyde Park, LLC	1 senior housing development	7,086	72
Suburban Properties, LLC	1 MOB	7,736	67
Advances to unconsolidated joint ventures, net		953

		$224,052

Edgewood Assisted Living Center, LLC	1 senior housing facility	$(356)	45
Seminole Shores Living Center, LLC	1 senior housing facility	(608)	50

		$(964)

(1)
These entities are not consolidated because the Company does not control, through voting rights or other means, the joint ventures. See Note 2 regarding the Company's accounting principles of consolidation.
(2)
Represents the carrying value of the Company's investment in the unconsolidated joint venture. See Note 2 regarding the Company's accounting policy for joint venture interests.

(3)
Subject to dilution of certain equity awards, the ownership percentage is approximately 9.3%. See discussion of the HCR ManorCare Acquisition in Note 3.

(4)
Includes three unconsolidated joint ventures between the Company and an institutional capital partner for which the Company is the managing member. HCP Life Science includes the following partnerships: (i) Torrey Pines Science Center, LP (50%); (ii) Britannia Biotech Gateway, LP (55%); and (iii) LASDK, LP (63%).

        Summarized combined financial information for the Company's unconsolidated joint ventures follows (in thousands):

	December 31,
	2011(1)	2010(2)
Real estate, net	$3,806,187	$1,633,209
Goodwill	3,243,100	—
Other assets, net	2,554,590	131,714

Total assets	$9,603,877	$1,764,923

Capital lease obligations and other debt	$6,373,500	$—
Mortgage debt	498,243	1,148,839
Accounts payable	1,083,581	32,120
Other partners' capital	1,465,536	415,697
HCP's capital(3)	183,017	168,267

Total liabilities and partners' capital	$9,603,877	$1,764,923

(1)
Includes the financial information of HCR ManorCare, in which the Company acquired an interest for $95 million that represented a 9.3% equity interest (adjusted for dilution for certain equity awards) on April 7, 2011.

(2)
Includes the financial information of HCP Ventures II, which was consolidated on January 14, 2011.
(3)
The combined basis difference of the Company's investments in these joint ventures of $39 million, as of December 31, 2011, is primarily attributable to goodwill, real estate, capital lease obligations, deferred tax assets and lease related net intangibles.

	Year Ended December 31,(1)
	2011(2)	2010	2009
Total revenues	$4,388,376	$172,972	$184,102
Net loss(3)(4)	(827,306)	(54,237)	(341)
HCP's share in earnings(3)(4)	46,750	4,770	3,511
HCP's impairment of its investment in HCP Ventures II(4)	—	(71,693)	—
Fees earned by HCP	2,073	4,666	5,312
Distributions received by HCP	5,681	9,738	14,142
(1)
Includes the financial information of HCP Ventures II, through January 14, 2011, at which time it was consolidated.

(2)
Includes the financial information of HCR ManorCare, in which the Company acquired an interest for $95 million that represented a 9.3% equity interest (adjusted for dilution for certain equity awards) on April 7, 2011.

(3)
The combined net loss for the year ended December 31, 2011, includes impairments, net of the related tax benefit, of $865 million related to HCR ManorCare's goodwill and intangible assets. The impairments at the operating entity were the result of reduced cash flows primarily caused by the reimbursement reductions for the Medicare skilled nursing facility Prospective Payment System announced by the Centers for Medicare & Medicaid Services (CMS) effective October 1, 2011. These reimbursement reductions were previously considered in the Company's underwriting assumptions for its initial investments in the operations of HCR ManorCare; therefore, the impairments are not considered to be part of the Company's basis in its investment. As such, HCR ManorCare's impairments during the year ended December 31, 2011 did not have an impact on the Company's share of earnings from or its investment in HCR ManorCare.

(4)
Net loss for the year ended December 31, 2010, includes an impairment of $54.5 million related to straight-line rent assets of HCP Ventures II (the "Ventures"). Concurrently, during the year ended December 31, 2010 HCP recognized a $71.7 million impairment of its investment in the Ventures that was primarily attributable to a reduction in the fair value of the Ventures' real estate assets and includes the Company's share of the impact of the Ventures' impairment of its straight-line rent assets. Therefore, HCP's share in earnings for the year ended December 31, 2010 does not include the impact of the Ventures' impairment of its straight-line rent assets.

Intangibles	12 Months Ended
Dec. 31, 2011
Intangibles
Intangibles

(9) Intangibles

        At December 31, 2011 and 2010, intangible lease assets, comprised of lease-up intangibles, above market tenant lease intangibles, below market ground lease intangibles and intangible assets related to non-compete agreements, were $574.0 million and $511.4 million, respectively. At December 31, 2011 and 2010, the accumulated amortization of intangible assets was $200.2 million and $195.0 million, respectively. The remaining weighted average amortization period of intangible assets was 11 years and nine years at December 31, 2011 and 2010, respectively.

        At December 31, 2011 and 2010, intangible lease liabilities, comprised of below market lease intangibles and above market ground lease intangibles, were $219.6 million and $233.5 million, respectively. At December 31, 2011 and 2010, the accumulated amortization of intangible liabilities was $95.5 million and $85.4 million, respectively. The remaining weighted average amortization period of unfavorable market lease intangibles was approximately eight years at both December 31, 2011 and 2010.

        For the years ended December 31, 2011, 2010 and 2009, rental income includes additional revenues of $6.2 million, $8.2 million and $16.3 million, respectively, from the amortization of net below market lease intangibles. For the years ended December 31, 2011, 2010 and 2009, operating expenses include additional expense of $0.6 million, $0.4 million and $0.4 million, respectively, from the amortization of net above market ground lease intangibles. For the years ended December 31, 2011, 2010 and 2009, depreciation and amortization expense includes additional expense of $44.8 million, $45.7 million and $63.3 million, respectively, from the amortization of lease-up and non-compete agreement intangibles.

        On October 5, 2006, the Company acquired CNL Retirement Properties, Inc. ("CRP") in a merger. Through the purchase method of accounting, the Company allocated $35 million to above-market lease intangibles related to 15 senior housing facilities that were operated by Sunrise Senior Living, Inc. and its subsidiaries ("Sunrise"). In June 2009, in a subsequent review of the related calculations of the relative fair value of these lease intangibles, the Company identified valuation errors, which resulted in an aggregate overstatement of the above-market lease intangible assets and an aggregate understatement of building and improvements of $28 million. In the periods from October 5, 2006 through March 31, 2009, these errors resulted in an understatement of rental and related revenues and depreciation expense of approximately $6 million and $2 million, respectively. The Company recorded the related corrections in June 2009, and determined that such misstatements to the Company's results of operations or financial position during the periods from October 5, 2006 through June 30, 2009 were immaterial.

        Estimated aggregate amortization of intangible assets and liabilities for each of the five succeeding fiscal years and thereafter follows (in thousands):

	Intangible Assets	Intangible Liabilities
2012	$52,327	$17,841
2013	50,087	17,387
2014	47,386	16,925
2015	44,560	16,391
2016	41,571	15,931
Thereafter	137,832	39,667

	$373,763	$124,142

Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets
Other Assets

(10) Other Assets

        The Company's other assets consisted of the following (in thousands):

	December 31,
	2011	2010
Straight-line rent assets, net of allowance of $34,457 and $35,190, respectively	$266,620	$206,862
Leasing costs, net	92,288	86,676
Deferred debt issuance costs, net	35,649	23,541
Goodwill	50,346	50,346
Marketable equity securities	17,053	—
Other	23,502	55,461

Total other assets	$485,458	$422,886

        In June 2011 the Company purchased approximately $22.4 million of marketable equity securities. At December 31, 2011, the Company incurred a $5.4 million impairment for these securities as it concluded the deficiency in value of such securities below their carrying value was other-than-temporary.

        During the year ended December 31, 2010, the Company sold marketable debt securities for $174.2 million, which resulted in gains of approximately $13.4 million. During the year ended December 31, 2010, the Company sold marketable equity securities for $4.8 million, which resulted in gains of approximately $1.1 million. Realized gains, losses and impairments on marketable securities are included in other income, net in the consolidated statements of income.

Debt	12 Months Ended
Dec. 31, 2011
Debt
Debt

(11) Debt

  Bank Line of Credit and Term Loan

        The Company's revolving line of credit facility provides for an aggregate borrowing capacity of $1.5 billion and matures on March 11, 2015, with a one-year committed extension option. The Company has the right to increase the commitments under the revolving line of credit facility by an aggregate amount of up to $500 million, subject to customary conditions. Borrowings under this revolving line of credit facility accrue interest at a rate per annum equal to LIBOR plus a margin that depends on the Company's debt ratings. The Company pays a facility fee on the entire revolving commitment that depends upon its debt ratings. Based on the Company's debt ratings at December 31, 2011, the margin on the revolving line of credit facility was 1.50% and the facility fee was 0.30%. At December 31, 2011, the Company had $454 million outstanding under this revolving line of credit facility with a weighted-average effective interest rate of 2.26%.

        The Company's revolving line of credit facility contains certain financial restrictions and other customary requirements, including cross-default provisions to other indebtedness. Among other things, these covenants, using terms defined in the agreement (i) limit the ratio of Consolidated Total Indebtedness to Consolidated Total Asset Value to 60%, (ii) limit the ratio of Secured Debt to Consolidated Total Asset Value to 30%, (iii) limit the ratio of Unsecured Debt to Consolidated Unencumbered Asset Value to 60%, (iv) require a minimum Fixed Charge Coverage ratio of 1.5 times, and (v) require a formula-determined Minimum Consolidated Tangible Net Worth of $8.0 billion at December 31, 2011. At December 31, 2011, the Company was in compliance with each of these restrictions and requirements of the revolving line of credit facility.

        On March 10, 2010, the Company repaid the total outstanding indebtedness of $200 million under its term loan. The term loan had an original maturity of August 1, 2011. As a result of the early repayment of the term loan, the Company recognized a charge of $1.3 million related to unamortized issuance costs in interest expense. At the time the term loan was paid off, it accrued interest at a rate per annum equal to LIBOR plus 2.00%.

  Senior Unsecured Notes

        At December 31, 2011, the Company had senior unsecured notes outstanding with an aggregate principal balance of $5.4 billion. At December 31, 2011, interest rates on the notes ranged from 1.45% to 7.07% with a weighted average effective rate of 5.70% and a weighted average maturity of 6.34 years. Discounts and premiums are amortized to interest expense over the term of the related senior unsecured notes. The senior unsecured notes contain certain covenants including limitations on debt, cross-acceleration provisions and other customary terms. As of December 31, 2011, the Company believes it was in compliance with these covenants.

        In September 2010, the Company repaid $200 million of maturing senior unsecured notes, which accrued interest at a rate of 4.88%.

        On January 24, 2011, the Company issued $2.4 billion of senior unsecured notes as follows: (i) $400 million of 2.70% notes due 2014; (ii) $500 million of 3.75% notes due 2016; (iii) $1.2 billion of 5.375% notes due 2021; and (iv) $300 million of 6.75% notes due 2041. The notes have a weighted average maturity of 10.3 years and a weighted average yield of 4.83%; net proceeds from the offering were $2.37 billion.

        In September 2011, the Company repaid $292 million of maturing senior unsecured notes, which accrued interest at a rate of 4.82%.

        On January 23, 2012, the Company issued $450 million of 3.75% senior unsecured notes due 2019; net proceeds from the offering were $444 million.

        The following is a summary of senior unsecured notes outstanding by maturity date at December 31, 2011 (dollars in thousands):

Maturity	Principal Amount	Weighted Average Interest Rate
2012	$250,000	6.67%
2013	550,000	5.81
2014	487,000	3.28
2015	400,000	6.64
2016	900,000	5.07
2017	750,000	6.04
2018	600,000	6.83
2021	1,200,000	5.53
Thereafter	300,000	6.89

	5,437,000
Discounts, net	(20,937)

	$5,416,063

  Mortgage and Other Secured Debt

        At December 31, 2011, the Company had $1.8 billion in aggregate principal amount of mortgage debt outstanding that is secured by 138 healthcare facilities (including redevelopment properties) that had a carrying value of $2.2 billion. At December 31, 2011, interest rates on the mortgage debt range from 1.96% to 8.78% with a weighted average effective interest rate of 6.12% and a weighted average maturity of 4.37 years.

        On August 3, 2009, the Company obtained $425 million in secured debt financing in connection with the Company's purchase of a $720 million (par value) participation in the first mortgage debt of HCR ManorCare. On December 27, 2010, the Company repaid this debt in full. This debt had an original maturity date in January 2013.

        The following is a summary of mortgage debt outstanding by maturity date at December 31, 2011 (dollars in thousands):

Maturity	Amount	Weighted Average Interest Rate
2012	$66,761	4.91%
2013	367,374	6.04
2014	183,758	5.74
2015	302,102	6.01
2016	285,586	6.92
2017	512,460	6.10
2018	5,747	5.90
2019	1,184	N/A
2020	1,276	N/A
2021	4,242	5.57
Thereafter	47,778	5.18

	1,778,268
Discounts, net	(13,697)

	$1,764,571

        Mortgage debt generally requires monthly principal and interest payments, is collateralized by real estate assets and is generally non-recourse. Mortgage debt typically restricts transfer of the encumbered assets, prohibits additional liens, restricts prepayment, requires payment of real estate taxes, requires maintenance of the assets in good condition, requires maintenance of insurance on the assets and includes conditions to obtain lender consent to enter into and terminate material leases. Some of the mortgage debt is also cross- collateralized by multiple assets and may require tenants or operators to maintain compliance with the applicable leases or operating agreements of such real estate assets.

  Other Debt

        At December 31, 2011, the Company had $88 million of non-interest bearing life care bonds at two of its CCRCs and non-interest bearing occupancy fee deposits at two of its senior housing facility, all of which were payable to certain residents of the facilities (collectively, "Life Care Bonds"). At December 31, 2011, $31 million of the Life Care Bonds are refundable to the residents upon the resident moving out or to their estate upon death, and $57 million of the Life Care Bonds are refundable after the unit is successfully remarketed to a new resident.

  Debt Maturities

        The following table summarizes the Company's stated debt maturities and scheduled principal repayments at December 31, 2011 (in thousands):

Year	Line of Credit	Senior Unsecured Notes	Mortgage Debt	Total(1)
2012	$—	$250,000	$66,761	$316,761
2013	—	550,000	367,374	917,374
2014	—	487,000	183,758	670,758
2015	454,000	400,000	302,102	1,156,102
2016	—	900,000	285,586	1,185,586
Thereafter	—	2,850,000	572,687	3,422,687

	454,000	5,437,000	1,778,268	7,669,268
(Discounts) and premiums, net	—	(20,937)	(13,697)	(34,634)

	$454,000	$5,416,063	$1,764,571	$7,634,634

(1)
Excludes $88 million of other debt that represents non-interest bearing Life Care Bonds and occupancy fee deposits at certain of the Company's senior housing facilities, which have no scheduled maturities.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

(12) Commitments and Contingencies

  Legal Proceedings

        From time to time, the Company is a party to legal proceedings, lawsuits and other claims that arise in the ordinary course of the Company's business. Except as described in this Note 12, the Company is not aware of any other legal proceedings or claims that it believes may have, individually or taken together, a material adverse effect on the Company's business, prospects, financial condition or results of operations. The Company's policy is to accrue legal expenses as they are incurred.

        On May 3, 2007, Ventas, Inc. ("Ventas") filed a complaint against the Company in the United States District Court for the Western District of Kentucky alleging, among other things, that the Company interfered with Ventas's prospective business advantage in connection with Ventas's 2007 acquisition of Sunrise Senior Living Real Estate Investment Trust ("Sunrise REIT"). Ventas sought compensatory damages in excess of $300 million plus punitive damages. Prior to the jury deliberations, the District Court dismissed, among other rulings, Ventas's claim for punitive damages. On September 4, 2009, the jury returned a verdict in favor of Ventas in the amount of approximately $102 million. The Company recognized $102 million as a provision for litigation expense during the three months ended September 30, 2009. Both Ventas and the Company appealed various rulings of the District Court and the jury verdict to the United States Sixth Circuit Court of Appeals. On May 17, 2011, the Sixth Circuit Court of Appeals held that the District Court erred by not submitting Ventas's claim for punitive damages to the jury, and affirmed the District Court's judgment in all other respects. On August 23, 2011, the Company paid Ventas $102 million resulting from the jury verdict. On November 9, 2011, the Company and Ventas settled all claims relating to the litigation and the Company paid $125 million to Ventas in addition to the $102 million paid in August 2011.

        On June 29, 2009, several of the Company's subsidiaries, together with three of its tenants, filed complaints in the Delaware Court of Chancery (the "Court of Chancery") against Sunrise Senior Living, Inc. and three of its subsidiaries ("Sunrise"). One of the complaints, which related to four of the 64 communities subject to the dispute, was removed on July 24, 2009 to the United States District Court for the Eastern District of Virginia (the "Virginia District Court"). On April 30, 2010, the Virginia District Court dismissed all claims before it, and each party filed a notice of appeal regarding the decision with the United States Court of Appeals for the Fourth Circuit.

        On August 31, 2010, the Company entered into agreements with Sunrise in which: (i) the Company acquired the right to terminate management contracts on 27 of the 75 senior housing communities owned by the Company (these 27 communities were leased to tenants that had entered into management contracts with Sunrise); (ii) Sunrise agreed to limit certain fees and charges associated with the in-place management contracts of the remaining 48 communities, where such limitations were consistent with the parties' budgetary rights and obligations under existing agreements; (iii) the Company agreed to fund certain capital expenditures at the remaining 48 communities, and (iv) both parties dismissed all of the previous litigation proceedings that were filed against each other. The Company agreed to pay Sunrise $50 million for the right to terminate the management contracts of the 27 communities; after taking into account the rights to approximately $9 million of working capital that the Company received in conjunction with acquiring these termination rights, the net cost to acquire the termination rights was $41 million. The Company had marketed for lease the 27 communities to a limited group of operators, and prior to August 31, 2010, had received a favorable bid and an executed non-binding term sheet from Emeritus Corporation ("Emeritus"). On October 18, 2010, the Company executed two triple-net master leases with Emeritus for the 27 communities on terms consistent with a non-binding term sheet agreed to by the Company and Emeritus in August 2010, including fixed lease terms of 15 years and two 10 year extension options. Shortly thereafter, on October 31, 2010, the Company exercised its rights under the existing lease contracts to terminate the leases with the tenants that had entered into the management contracts with Sunrise for a payment of $2 million. The term of the new Emeritus leases commenced on November 1, 2010, immediately after such termination.

        The Company capitalized the $41 million cost for the above termination rights as an initial direct leasing cost of the new leases as it determined that: (i) acquiring the right to terminate Sunrise's long-term management contracts was essential to enable the Company to lease such communities to another operator; and (ii) prior to August 31, 2010, the leasing transaction with Emeritus was reasonably assured. The initial direct leasing costs will be amortized over the initial 15-year term of the new leases with Emeritus. Further, the Company concluded that no amount of the $50 million paid to Sunrise should be allocated to the dismissed litigation or to the existing leases on the 48 remaining communities, because the Company believed that: (i) as ruled by the Virginia District Court, Sunrise's counterclaims lacked merit and had no value, and the claims remaining in the Chancery Court arose from similar facts and were expected to be decided on the basis of similar law; (ii) Sunrise's agreement to limit certain fees on the remaining 48 communities, and the Company's agreement to fund certain capital expenditures at the communities, were each consistent with the Company's and Sunrise's obligations, respectively under the existing agreements; and (iii) the incremental value gained by the reasonably assured future rents from Emeritus and the acquired working capital exceeded the payment to Sunrise.

  Concentration of Credit Risk

        Concentrations of credit risks arise when a number of operators, tenants or obligors related to the Company's investments are engaged in similar business activities, or activities in the same geographic region, or have similar economic features that would cause their ability to meet contractual obligations, including those to the Company, to be similarly affected by changes in economic conditions. The Company regularly monitors various segments of its portfolio to assess potential concentrations of risks. Management believes the current portfolio is reasonably diversified across healthcare related real estate and does not contain any other significant concentration of credit risks, except as disclosed herein. The Company does not have significant foreign operations.

        The following table provides information regarding the Company's concentration with respect to certain operators; the information provided is presented for the gross assets and revenues that are associated with certain operators as percentages of the respective segment's and total Company's gross assets and revenues:

  Segment Concentrations:

	Percentage of Senior Housing Gross Assets		Percentage of Senior Housing Revenues
	December 31,		Year Ended December 31,
Operators	2011	2010	2011	2010	2009
HCR ManorCare(1)	14	—	10	—	—
Brookdale(2)	16	16	24	18	20
Emeritus(3)	18	26	23	19	16
Sunrise(3)(4)	22	30	18	29	38

	Percentage of Post-Acute/Skilled Nursing Gross Assets		Percentage of Post-Acute/Skilled Nursing Revenues
	December 31,		Year Ended December 31,
Operators	2011	2010	2011	2010	2009
HCR ManorCare(1)	94	75	83	71	51

  Total Company Concentrations:

	Percentage of Total Company Gross Assets		Percentage of Total Company Revenues
	December 31,		Year Ended December 31,
Operators	2011	2010	2011	2010	2009
HCR ManorCare(1)	35	12	27	9	7
Brookdale(2)	5	5	7	5	6
Emeritus(3)	6	8	7	6	5
Sunrise(3)(4)	7	10	6	9	11
(1)
On April 7, 2011, the Company completed the acquisition of HCR ManorCare's real estate assets, which included the settlement of the Company's HCR ManorCare debt investments, see Notes 3 and 7 for additional information.

(2)
For the year ended December 31, 2011, Brookdale percentages exclude $47.1 million of senior housing, related to 21 senior housing facilities that Brookdale operates on our behalf under a RIDEA structure. Assuming that these revenues were attributable to Brookdale, the percentage of segment and total revenues for Brookdale would be 33% and 10%, respectively, for the year ended December 31, 2011. Assuming that these assets were attributable to Brookdale, the percentage of segment and total assets for Brookdale would be 27% and 9%, respectively, for the year ended December 31, 2011.

(3)
27 properties formerly operated by Sunrise were transitioned to Emeritus effective November 1, 2010. For the year ended December 31, 2010, Sunrise percentages exclude $32.6 million of revenues for 27 properties due to the consolidation of four VIEs from August 31 2010 to November 1, 2010. Assuming that these revenues were attributable to Sunrise, the percentage of segment and total revenues for Sunrise would be 37% and 11%, respectively, for the year ended December 31, 2010.

(4)
Certain of our properties are leased to tenants who have entered into management contracts with Sunrise to operate the respective property on their behalf. To determine the Company's concentration of revenues generated from properties operated by Sunrise, we aggregate revenue from these tenants with revenue generated from the two properties that are leased directly to Sunrise.

        On September 1, 2011, the Company completed a strategic venture with Brookdale that includes the operation of 37 HCP-owned senior living communities previously leased to or operated by Horizon Bay Retirement Living ("Horizon Bay"). As part of this transaction, Brookdale acquired Horizon Bay and: (i) assumed an existing triple-net lease for nine HCP communities; (ii) entered into a new triple-net lease related to four HCP communities; (iii) assumed Horizon Bay's management of three HCP communities, one of which was recently developed by HCP; and (iv) entered into management contracts and a joint venture agreement for a 10% interest in the real estate and operations for 21 of the Company's communities that are in a RIDEA structure. In connection with these transactions, the Company purchased $22.4 million of Brookdale's common stock in June 2011 (see Note 10 for additional information regarding these marketable equity securities).

        Under the provisions of RIDEA, a REIT may lease "qualified health care properties" on an arm's length basis to a TRS if the property is operated on behalf of such subsidiary by a person who qualifies as an "eligible independent contractor." The year ended December 31, 2011 includes $47.1 million and $29.8 million in revenues and operating expenses, respectively, as a result of reflecting the facility-level results for the 21 RIDEA facilities operated by Brookdale beginning September 1, 2011.

        The year ended December 31, 2010 includes increases of $29.4 million and $25.9 million in revenues and operating expenses, respectively, as a result of reflecting the facility-level results for 27 facilities leased to four VIE tenants operated by Sunrise that were consolidated, for the period from August 31, 2010 to November 1, 2010, as a result of the termination rights the Company acquired from the settlement agreement discussed above. See Note 21 for additional information regarding VIEs.

        On October 1, 2009, the Company completed the transition of management agreements on 15 communities operated by Sunrise that were previously terminated for Sunrise's failure to achieve certain performance thresholds. The transition of these facilities to new operators reduced the Company's Sunrise-managed facilities in its portfolio to 75 communities. The termination of the management agreements did not require the payment of a termination fee to Sunrise by its tenants or the Company. On June 30, 2009, the Company recognized impairments of $6 million related to intangible assets associated with 12 of the 15 communities.

        To mitigate credit risk of leasing properties to certain senior housing and post-acute/skilled nursing operators, leases with operators are often combined into portfolios that contain cross-default terms, so that if a tenant of any of the properties in a portfolio defaults on its obligations under its lease, the Company may pursue its remedies under the lease with respect to any of the properties in the portfolio. Certain portfolios also contain terms whereby the net operating profits of the properties are combined for the purpose of securing the funding of rental payments due under each lease.

        At December 31, 2011 and 2010, the Company's gross real estate assets in the state of California, excluding assets held-for-sale, represented approximately 23% and 26% of the Company's total assets, respectively.

  DownREIT LLCs

        In connection with the formation of certain DownREIT limited liability companies ("LLCs"), members may contribute appreciated real estate to a DownREIT LLC in exchange for DownREIT units. These contributions are generally tax-deferred, so that the pre-contribution gain related to the property is not taxed to the member. However, if a contributed property is later sold by the DownREIT LLC, the unamortized pre-contribution gain that exists at the date of sale is specifically allocated and taxed to the contributing members. In many of the DownREITs, the Company has entered into indemnification agreements with those members who contributed appreciated property into the DownREIT LLC. Under these indemnification agreements, if any of the appreciated real estate contributed by the members is sold by the DownREIT LLC in a taxable transaction within a specified number of years, the Company will reimburse the affected members for the federal and state income taxes associated with the pre-contribution gain that is specially allocated to the affected member under the Code ("make-whole payments"). These make-whole payments include a tax gross-up provision. These indemnification agreements have expiration terms that range through 2020.

  Credit Enhancement Guarantee

        Certain of the Company's senior housing facilities serve as collateral for $123 million of debt (maturing May 1, 2025) that is owed by a previous owner of the facilities. This indebtedness is guaranteed by the previous owner who has an investment grade credit rating. These senior housing facilities, which are classified as DFLs, had a carrying value of $370 million as of December 31, 2011.

  Environmental Costs

        The Company monitors its properties for the presence of hazardous or toxic substances. The Company is not aware of any environmental liability with respect to the properties that would have a material adverse effect on the Company's business, financial condition or results of operations. The Company carries environmental insurance and believes that the policy terms, conditions, limitations and deductibles are adequate and appropriate under the circumstances, given the relative risk of loss, the cost of such coverage and current industry practice.

  General Uninsured Losses

        The Company obtains various types of insurance to mitigate the impact of property, business interruption, liability, flood, windstorm, earthquake, environmental and terrorism related losses. The Company attempts to obtain appropriate policy terms, conditions, limits and deductibles considering the relative risk of loss, the cost of such coverage and current industry practice. There are, however, certain types of extraordinary losses, such as those due to acts of war or other events that may be either uninsurable or not economically insurable. In addition, the Company has a large number of properties that are exposed to earthquake, flood and windstorm occurrences for which the related insurances carry high deductibles. Should a significant uninsured loss occur at a property, the Company's assets may become impaired.

  Tenant Purchase Options

        Certain leases contain purchase options whereby the tenant may elect to acquire the underlying real estate. Annualized lease payments (base rent only) to be received from these leases, including DFLs, subject to purchase options, in the year that the purchase options are exercisable, are summarized as follows (dollars in thousands):

Year	Annualized Base Rent	Number of Properties
2012	$14,232	8
2013	34,759	16
2014	36,515	15
2015	16,115	14
2016	40,203	21
Thereafter	94,339	57

	$236,163	131

  Rental Expense

        The Company's rental expense attributable to continuing operations for the years ended December 31, 2011, 2010 and 2009 was approximately $6.2 million, $5.9 million and $6.0 million, respectively. These rental expense amounts include ground rent and other leases. Ground leases generally require fixed annual rent payments and may also include escalation clauses and renewal options. These leases have terms that are up to 99 years, excluding extension options. Future minimum lease obligations under non-cancelable ground and other operating leases as of December 31, 2011 were as follows (in thousands):

Year	Amount
2012	$5,455
2013	5,544
2014	4,928
2015	4,650
2016	3,705
Thereafter	178,430

$202,712

Equity	12 Months Ended
Dec. 31, 2011
Equity
Equity

(13) Equity

  Preferred Stock

        The following summarizes cumulative redeemable preferred stock outstanding at December 31, 2011:

Series	Shares Outstanding	Issue Price	Dividend Rate
Series E	4,000,000	$25/share	7.25%
Series F	7,820,000	$25/share	7.10%

        The Series E and Series F preferred stock have no stated maturity, are not subject to any sinking fund or mandatory redemption and are not convertible into any other securities of the Company. Holders of each series of preferred stock generally have no voting rights, except under limited conditions, and all holders are entitled to receive cumulative preferential dividends based upon each series' respective liquidation preference. To preserve the Company's status as a REIT, each series of preferred stock is subject to certain restrictions on ownership and transfer. Dividends are payable quarterly in arrears on the last day of March, June, September and December. The Series E and Series F preferred stock are currently redeemable at the Company's option, at their par value.

        Distributions with respect to the Company's preferred stock can be characterized for federal income tax purposes as taxable ordinary dividends, capital gain dividends, nondividend distributions or a combination thereof. Following is the characterization of the Company's annual preferred stock dividends per share:

	Series E			Series F
	December 31,			December 31,
	2011	2010	2009	2011	2010	2009
	(unaudited)
Ordinary dividends	$1.4335	$1.6695	$1.2572	$1.4038	$1.6350	$1.2312
Capital gain dividends	0.3790	0.1430	0.5553	0.3712	0.1400	0.5438

	$1.8125	$1.8125	$1.8125	$1.7750	$1.7750	$1.7750

        On January 26, 2012, the Company announced that its Board declared a quarterly cash dividend of $0.45313 per share on its Series E cumulative redeemable preferred stock and $0.44375 per share on its Series F cumulative redeemable preferred stock. These dividends will be paid on March 30, 2012 to stockholders of record as of the close of business on March 15, 2012.

  Common Stock

        Distributions with respect to the Company's common stock can be characterized for federal income tax purposes as taxable ordinary dividends, capital gain dividends, nondividend distributions or a combination thereof. Following is the characterization of the Company's annual common stock dividends per share:

	Year Ended December 31,
	2011	2010	2009
	(unaudited)
Ordinary dividends	$0.9259	$1.0935	$1.2763
Capital gain dividends	0.2448	0.0937	0.5637
Nondividend distributions	0.7493	0.6728	—

	$1.9200	$1.8600	$1.8400

        On January 26, 2012, the Company announced that its Board declared a quarterly cash dividend of $0.50 per share. The common stock cash dividend will be paid on February 22, 2012 to stockholders of record as of the close of business on February 6, 2012.

        In June 2010, the Company initiated a public offering, which resulted in the sale of 15.5 million shares of common stock at a price of $33.00 per share for gross proceeds of $512 million. This offering included: (i) the June 2010 public offering of 13.5 million shares for $445.5 million; and (ii) the July 2010 sale of 2.025 million shares, for $66.8 million, as a result of the underwriters exercising the over-allotment option from the June 2010 public offering. The Company received total net proceeds of $492 million from these sales.

        On November 8, 2010, the Company completed a $486 million public offering of 13.8 million shares of its common stock at a price of $35.25 per share. The Company received net proceeds of $467 million.

        On December 20, 2010, the Company completed a $1.472 billion public offering of 46 million shares of common stock at a price of $32.00 per share. The Company received total net proceeds of $1.413 billion.

        In March 2011, the Company completed a $1.273 billion public offering of 34.5 million shares of common stock at a price of $36.90 per share. The Company received total net proceeds of $1.235 billion.

        The following is a summary of the Company's other common stock issuances:

	Year Ended December 31,
	2011	2010
	(shares in thousands)
Dividend Reinvestment and Stock Purchase Plan ("DRIP")	1,910	1,338
Conversion of DownREIT units	80	167
Exercise of stock options	1,157	253
Restricted stock awards(1)	—	224
Vesting of restricted stock units(1)	228	276
(1)
Issued under the Company's 2006 Performance Incentive Plan.

  Accumulated Other Comprehensive Loss

        The following is a summary of the Company's accumulated other comprehensive loss (in thousands):

	December 31,
	2011	2010
	(in thousands)
AOCI—unrealized losses on cash flow hedges, net	$(15,712)	$(10,312)
Supplemental Executive Retirement Plan minimum liability	(2,794)	(2,299)
Cumulative foreign currency translation adjustment	(1,076)	(626)

Total accumulated other comprehensive loss	$(19,582)	$(13,237)

  Noncontrolling Interests

        At December 31, 2011, there were 4.2 million non-managing member units outstanding in five limited liability companies, all of which the Company is the managing member. At December 31, 2011, the carrying and market value of the 4.2 million DownREIT units were $170.2 million and $244.2 million, respectively.

Segment Disclosures	12 Months Ended
Dec. 31, 2011
Segment Disclosures
Segment Disclosures

(14) Segment Disclosures

        The Company evaluates its business and makes resource allocations based on its five business segments: (i) senior housing, (ii) post-acute/skilled nursing, (iii) life science, (iv) medical office and (v) hospital. Under the senior housing, post-acute/skilled nursing, life science and hospital segments, the Company invests or co-invests primarily in single operator or tenant properties, through the acquisition and development of real estate, management of operations and by debt issued by operators in these sectors. Under the medical office segment, the Company invests or co-invests through the acquisition and development of medical office buildings ("MOBs") that are leased under gross, modified gross or triple-net leases, generally to multiple tenants, and which generally require a greater level of property management. The accounting policies of the segments are the same as those described under Summary of Significant Accounting Policies (see Note 2). There were no intersegment sales or transfers during the years ended December 31, 2011 and 2010. The Company evaluates performance based upon property net operating income from continuing operations ("NOI") and interest income of the combined investments in each segment.

        Non-segment assets consist primarily of real estate held-for-sale and corporate assets including cash, restricted cash, accounts receivable, net, marketable equity securities and deferred financing costs. Interest expense, depreciation and amortization and non-property specific revenues and expenses are not allocated to individual segments in determining the Company's performance measure. See Note 12 for other information regarding concentrations of credit risk.

        Summary information for the reportable segments follows (in thousands):

        For the year ended December 31, 2011:

Segments	Rental Revenues(1)	Income From DFLs	Interest Income	Investment Management Fees	Total Revenues	NOI(2)
Senior housing	$428,760	$103,896	$178	$70	$532,904	$498,110
Post-acute/skilled nursing	38,003	360,808	98,450	—	497,261	398,218
Life science	288,151	—	—	4	288,155	235,355
Medical office	320,115	—	—	1,999	322,114	192,211
Hospital	83,128	—	1,236	—	84,364	78,798

Total	$1,158,157	$464,704	$99,864	$2,073	$1,724,798	$1,402,692

        For the year ended December 31, 2010:

Segments	Rental Revenues(1)	Income From DFLs	Interest Income	Investment Management Fees	Total Revenues	NOI(2)
Senior housing	$331,828	$49,438	$364	$2,300	$383,930	$352,469
Post-acute/skilled nursing	37,242	—	121,703	—	158,945	37,042
Life science	276,762	—	—	4	276,766	228,270
Medical office	309,285	—	—	2,362	311,647	181,400
Hospital	83,491	—	38,096	—	121,587	78,661

Total	$1,038,608	$49,438	$160,163	$4,666	$1,252,875	$877,842

        For the year ended December 31, 2009

Segments	Rental Revenues(1)	Income From DFLs	Interest Income	Investment Management Fees	Total Revenues	NOI(2)
Senior housing	$286,010	$51,495	$1,147	$2,789	$341,441	$335,980
Post-acute/skilled nursing	36,585	—	82,704	—	119,289	36,450
Life science	254,979	—	—	4	254,983	207,694
Medical office	306,297	—	—	2,519	308,816	175,818
Hospital	81,361	—	40,295	—	121,656	77,487

Total	$965,232	$51,495	$124,146	$5,312	$1,146,185	$833,429

(1)
Represents rental and related revenues, tenant recoveries, and resident fees and services.

(2)
NOI is a non-GAAP supplemental financial measure used to evaluate the operating performance of real estate. The Company defines NOI as rental revenues, including tenant recoveries, resident fees and services, and income from direct financing leases, less property level operating expenses. NOI excludes interest income, investment management fee income, depreciation and amortization, interest expense, general and administrative expenses, litigation settlement and provision, impairments, impairment recoveries, other income, net, income taxes, equity income from and impairments of investments in unconsolidated joint ventures, and discontinued operations. The Company believes NOI provides investors relevant and useful information because it measures the operating performance of the Company's real estate at the property level on an unleveraged basis. The Company uses NOI to make decisions about resource allocations and assess property level performance. The Company believes that net income is the most directly comparable GAAP measure to NOI. NOI should not be viewed as an alternative measure of operating performance to net income as defined by GAAP because it does not reflect the aforementioned excluded items. Further, the Company's definition of NOI may not be comparable to the definition used by other REITs, as those companies may use different methodologies for calculating NOI.

        The following is a reconciliation from NOI to reported net income, the most direct comparable financial measure calculated and presented in accordance with GAAP (in thousands):

	Years ended December 31,
	2011	2010	2009
Net operating income from continuing operations	$1,402,692	$877,842	$833,429
Interest income	99,864	160,163	124,146
Investment management fee income	2,073	4,666	5,312
Depreciation and amortization	(356,623)	(311,008)	(315,736)
Interest expense	(419,337)	(288,538)	(298,600)
General and administrative	(96,150)	(83,046)	(77,899)
Litigation settlement and provision	(125,000)	—	(101,973)
(Impairments) recoveries	(15,400)	11,900	(75,389)
Other income, net	12,335	15,818	7,768
Income taxes	(1,249)	(412)	(1,910)
Equity income from unconsolidated joint ventures	46,750	4,770	3,511
Impairments of investment in unconsolidated joint venture	—	(71,693)	—
Total discontinued operations	4,539	23,933	43,492

Net income	$554,494	$344,395	$146,151

        The Company's total assets by segment were:

	December 31,
Segments	2011	2010
Senior housing	$5,911,352	$4,342,289
Post-acute/skilled nursing	5,644,472	2,133,640
Life science	3,886,851	3,709,528
Medical office	2,336,302	2,299,311
Hospital	757,618	770,038

Gross segment assets	18,536,595	13,254,806
Accumulated depreciation and amortization	(1,670,511)	(1,427,510)

Net segment assets	16,866,084	11,827,296
Real estate held-for-sale, net	4,159	20,961
Other non-segment assets	538,232	1,483,666

Total assets	$17,408,475	$13,331,923

        On October 5, 2006, simultaneous with the closing of the Company's merger with CRP, the Company also merged with CNL Retirement Corp. ("CRC"). CRP was a REIT that invested primarily in senior housing facilities and MOBs. Under the purchase method of accounting, the assets and liabilities of CRC were recorded at their relative fair values, with $51.7 million paid in excess of the fair value of CRC's assets and liabilities recorded as goodwill. The CRC goodwill amount was allocated in proportion to the assets of the Company's reporting units (property sectors) subsequent to the CRP acquisition.

        Due to a significant decrease in the Company's market capitalization during the first quarter of 2009, it performed an interim assessment of the Company's allocated goodwill balances. In connection with this review, the Company recognized an impairment charge of $1.4 million, included in other income, net, for the goodwill allocated to the life science segment. At December 31, 2011, goodwill of $50.4 million is allocated as follows: (i) senior housing—$30.5 million, (ii) medical office—$11.4 million, (iii) post-acute/skilled nursing—$3.3 million and (iv) hospital—$5.1 million. The Company completed the required annual impairment test during the three months ended December 31, 2011; no impairment was recognized based on the results of this impairment test.

Future Minimum Rents	12 Months Ended
Dec. 31, 2011
Future Minimum Rents
Future Minimum Rents

(15) Future Minimum Rents

        Future minimum lease payments to be received, excluding operating expense reimbursements, from tenants under non-cancelable operating leases as of December 31, 2011, are as follows (in thousands):

Year	Amount
2012	$931,190
2013	904,052
2014	851,711
2015	802,147
2016	751,847
Thereafter	3,240,862

$7,481,809

Compensation Plans	12 Months Ended
Dec. 31, 2011
Compensation Plans
Compensation Plans

(16) Compensation Plans

  Stock Based Compensation

        On May 11, 2006, the Company's stockholders approved the 2006 Performance Incentive Plan (the "2006 Incentive Plan"). The 2006 Incentive Plan provides for the granting of stock-based compensation, including stock options, restricted stock and performance restricted stock units to officers, employees and directors in connection with their employment with or services provided to the Company. On April 23, 2009, the Company's stockholders amended the 2006 Incentive Plan. As a result of the amendment, the maximum number of shares reserved for awards under the 2006 Incentive Plan, as amended, is 23.2 million shares. The maximum number of shares available for future awards under the 2006 Incentive Plan is 7.8 million shares at December 31, 2011, of which approximately 5.2 million shares may be issued as restricted stock and performance restricted stock units.

  Stock Options

        Stock options are generally granted with an exercise price equal to the fair market value of the underlying stock on the grant date. Stock options generally vest ratably over a four- to five-year period and have a 10-year contractual term. Vesting of certain options may accelerate, as defined in the grant, upon retirement, a change in control or other specified events.

        A summary of the stock option activity is presented in the following table (dollars and shares in thousands, except per share amounts):

	Shares Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2010	7,126	$27.69	6.7	$66,073
Granted	710	36.96
Exercised	(1,157)	26.61
Forfeited	(155)	33.32

Outstanding as of December 31, 2011	6,524	28.76	6.1	84,169

Exercisable as of December 31, 2011	3,239	28.60	4.7	42,309

        The following table summarizes additional information concerning outstanding and exercisable stock options at December 31, 2011 (shares in thousands):

				Currently Exercisable
			Weighted Average Remaining Contractual Term (Years)
Range of Exercise Price	Shares Under Options	Weighted Average Exercise Price		Shares Under Options	Weighted Average Exercise Price
$23.34 - $25.52	2,327	$23.81	6.1	1,032	$24.41
27.11 - 28.35	1,960	27.74	5.3	1,245	27.39
31.95 - 39.72	2,237	34.80	6.7	962	34.66

	6,524	28.76	6.1	3,239	28.60

        The following table summarizes additional information concerning unvested stock options at December 31, 2011 (shares in thousands):

	Shares Under Options	Weighted Average Grant Date Fair Value
Unvested at December 31, 2010	3,889	$3.24
Granted	710	5.97
Vested	(1,159)	3.10
Forfeited	(155)	5.54

Unvested at December 31, 2011	3,285	3.77

        The weighted average fair value per share at the date of grant for options awarded during the years ended December 31, 2011, 2010 and 2009 was $5.97, $5.17 and $2.23, respectively. The total vesting date intrinsic values of shares under options vested during the years ended December 31, 2011, 2010 and 2009 was $15.8 million, $10.7 million and $1.8 million, respectively. The total intrinsic value of vested shares under options at December 31, 2011 was $42.3 million.

        Proceeds received from options exercised under the 2006 Incentive Plan for the years ended December 31, 2011, 2010 and 2009 were $30.8 million, $6.3 million and $7.4 million, respectively. The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was $13.4 million, $2.3 million and $4.9 million, respectively.

        The fair value of the stock options granted during the years ended December 31, 2011, 2010 and 2009 was estimated on the date of grant using a Black-Scholes option valuation model that uses the assumptions described below. The risk-free rate is based on the U.S. Treasury yield curve in effect at the grant date. The expected life (estimated period of time outstanding) of the stock options granted was estimated using the historical exercise behavior of employees and turnover rates. For stock options granted in 2011 and 2010, the expected volatility was based on the average of the Company's: (i) historical volatility of the adjusted closing prices of its common stock for a period equal to the stock option's expected life, ending on the grant date, calculated on a weekly basis and (ii) the implied volatility of traded options on its common stock for a period equal to 30 days ending on the grant date. For stock options granted prior to 2010, the expected volatility was based on the Company's historical volatility of the adjusted closing prices of its common stock for a period equal to the stock option's expected life, ending on the grant date and calculated on a weekly basis. The following table summarizes the Company's stock option valuation assumptions:

	2011	2010	2009
Risk-free rate	2.58%	2.77%	2.27%
Expected life (in years)	6.5	6.3	6.5
Expected volatility	31.8%	35.0%	26.0%
Expected dividend yield	6.1%	6.2%	7.3%

  Restricted Stock and Performance Restricted Stock Units

        Under the 2006 Incentive Plan, restricted stock and performance restricted stock units generally have a contractual life or vest over a three- to five-year period. The vesting of certain restricted shares and units may accelerate, as defined in the grant, upon retirement, a change in control and other events. When vested, each performance restricted stock unit is convertible into one share of common stock. The restricted stock and performance restricted stock units are valued on the grant date based on the closing market price of the Company's common stock on that date. Generally, the Company recognizes the fair value of the awards over the applicable vesting period as compensation expense. Upon any exercise or payment of restricted shares or units, the participant is required to pay the related tax withholding obligation. The 2006 Incentive Plan enables the participant to elect to have the Company reduce the number of shares to be delivered to pay the related tax withholding obligation. The value of the shares withheld is dependent on the closing market price of the Company's common stock on the date that the relevant transaction occurs. During 2011, 2010 and 2009, the Company withheld 136,000, 154,000 and 110,000 shares, respectively, to offset tax withholding obligations.

        The following table summarizes additional information concerning restricted stock and restricted stock units at December 31, 2011 (units and shares in thousands):

	Restricted Stock Units	Weighted Average Grant Date Fair Value	Restricted Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2010	1,026	$29.71	536	$28.08
Granted	764	37.22	—	N/A
Vested	(228)	29.46	(162)	28.91
Forfeited	(84)	34.51	(35)	27.61

Unvested at December 31, 2011	1,478	32.59	339	27.75

        At December 31, 2011, the weighted average remaining vesting period of restricted stock units and restricted stock was three years. The total fair values of restricted stock and restricted stock units which vested for the years ended December 31, 2011, 2010 and 2009 were $14.4 million, $12.5 million and $7.6 million, respectively.

        On August 14, 2006, the Company granted 219,000 restricted stock units to the Company's Chairman and Chief Executive Officer. The restricted stock units vest over a period of 10 years beginning in 2012. Additionally, as the Company pays dividends on its outstanding common stock, the original award will be credited with additional restricted stock units as dividend equivalents (in lieu of receiving a cash payment). Generally, the dividend equivalent restricted stock units will be subject to the same vesting and other conditions as applied to the grant. At December 31, 2011, the total number of restricted stock units under this arrangement was approximately 303,000.

        Total share-based compensation expense recognized during the years ended December 31, 2011, 2010 and 2009 was $20.2 million, $15.1 million and $14.6 million, respectively. As of December 31, 2011, there was $44.2 million of total unrecognized compensation cost, related to unvested share-based compensation arrangements granted under the Company's incentive plans, which is expected to be recognized over a weighted average period of three years.

  Employee Benefit Plan

        The Company maintains a 401(k) and profit sharing plan that allows for eligible participants to defer compensation, subject to certain limitations imposed by the Code. The Company provides a matching contribution of up to 4% of each participant's eligible compensation. During 2011, 2010 and 2009, the Company's matching contributions were approximately $0.8 million, $0.9 million and $0.7 million, respectively.

Impairments	12 Months Ended
Dec. 31, 2011
Impairments
Impairments

(17) Impairments

        During the year ended December 31, 2011, the Company concluded that its senior secured term loan to an affiliate of Cirrus was impaired and established a provision for losses (impairment) of $15.4 million. The impairment resulted from the Company's conclusion that the carrying value of its loan was in excess of the fair value of the loan's underlying collateral assets. This provision for losses reduced the carrying value of its investment from $91.1 million to its fair value of $75.7 million. The fair value of the Company's loan investment was based on a discounted cash flow valuation model and inputs considered to be a Level 3 measurement within the fair value hierarchy. Inputs to this valuation model include real estate capitalization rates, discount rates, earnings multiples, industry growth rates and operating margins, some of which influence the Company's expectation of future cash flows from the loan and, accordingly, the fair value of its investment.

        On October 12, 2010, the Company concluded that its 35% interest in HCP Ventures II, which owns 25 senior housing properties leased by Horizon Bay Communities or certain of its affiliates (collectively "Horizon Bay"), was impaired. The impairment resulted from the recent and projected deterioration of the operating performance of the properties leased by Horizon Bay from HCP Ventures II. During the year ended December 31, 2010 the Company recognized an impairment of $71.7 million related to its investment in HCP Ventures II, which reduced the carrying value of its investment from $136.8 million to its fair value of $65.1 million. The fair value of the Company's investment in HCP Ventures II was based on a discounted cash flow valuation model that is considered to be a Level 3 measurement within the fair value hierarchy. Inputs to this valuation model include real estate capitalization rates, discount rates, industry growth rates and operating margins, some of which influence the Company's expectation of future cash flows from HCP Ventures II and, accordingly, the fair value of its investment.

        During the year ended December 31, 2009, the Company recognized impairments of $75.5 million (including $0.1 million in discontinued operations) as follows: (i) $63.1 million in the senior housing segment related to three land-only DFLs and a participation in a senior construction loan associated with properties operated by Erickson resulting from the conclusion of their bankruptcy auction and amended reorganization plan, (ii) $5.9 million related to intangible assets on 12 of 15 senior housing communities that were determined to be impaired due to the termination of the Sunrise management agreements effective October 1, 2009 in the senior housing segment, (iii) $4.3 million related to a senior secured term loan to an affiliate of Cirrus as a result of discussions to restructure its loan in the hospital segment and (iv) $2.2 million related to intangible assets associated with the early termination of a lease in the life science segment.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

(18) Income Taxes

        During the years ended December 31, 2011, 2010 and 2009, the Company's total income tax expense was $1.2 million, $0.4 million, and $2.1 million, respectively. The Company's income tax expense from discontinued operations were insignificant for the years ended December 31, 2011 and 2010 and $0.2 million for the year ended December 31, 2009. The Company's deferred income tax expense and its ending balance in deferred tax assets and liabilities were insignificant for the years ended December 31, 2011, 2010 and 2009.

        The Company files numerous U.S. federal, state and local income and franchise tax returns. With a few exceptions, the Company is no longer subject to U.S. federal, state or local tax examinations by taxing authorities for years prior to 2007.

        At December 31, 2011 and 2010, the tax basis of the Company's net assets is less than the reported amounts by $7.4 billion and $2.0 billion, respectively. The difference between the reported amounts and the tax basis is primarily related to the Slough Estates USA, Inc. ("SEUSA") and HCR ManorCare acquisitions, which occurred in 2007 and 2011, respectively. Both SEUSA and HCR ManorCare were corporations subject to federal and state income taxes. As a result of these acquisitions, the Company succeeded to the tax attributes of SEUSA and HCR ManorCare, including the tax basis in the acquired companies' assets and liabilities. The Company will be subject to a corporate- level tax on any taxable disposition of SEUSA's pre-acquisition assets that occur within ten years after its August 1, 2007 acquisition, and any taxable disposition of HCR ManorCare's pre-acquisition assets that occur within ten years after its April 7, 2011 acquisition.

        The corporate-level tax associated with the disposition of assets acquired in connection with the SEUSA and HCR ManorCare acquisitions would be assessed only to the extent of the built-in gain that existed on the date of each acquisition, based on the fair market value of the assets on August 1, 2007, with respect to SEUSA, and April 7, 2011, with respect to HCR ManorCare. The Company does not expect to dispose of any assets included in either acquisition that would result in the imposition of a material tax liability. As a result, the Company has not recorded a deferred tax liability associated with this corporate-level tax. Gains from asset dispositions occurring more than 10 years after either acquisition will not be subject to this corporate-level tax. However, the Company may dispose of SEUSA or HCR ManorCare assets before the applicable 10-year periods if it is able to effect a tax deferred exchange.

        In connection with the SEUSA and HCR ManorCare acquisitions, the Company assumed unrecognized tax benefits of $8 million and $2 million, respectively. During 2011, the Company had a net decrease in unrecognized tax benefits of $4.9 million. The decrease was caused by the reversal of the remaining $6.9 million in unrecognized tax benefits related to the SEUSA acquisition caused by SEUSA's settlement of federal and state tax audits for all years for which unrecognized tax benefits had been accrued, net of a $2.0 million increase in unrecognized tax benefits assumed in connection with the HCR ManorCare acquisition.

        A reconciliation of the Company's beginning and ending unrecognized tax benefits follows (in thousands):

Amount
Balance at January 1, 2009	$8,856
Reductions based on prior years' tax positions	(881)
Additions based on 2009 tax positions	—

Balance at December 31, 2009	7,975
Reductions based on prior years' tax positions	(1,085)
Additions based on 2010 tax positions	—

Balance at December 31, 2010	6,890
Additions based on prior years' tax positions	1,783
Reductions based on prior years' tax positions	(6,890)
Additions based on 2011 tax positions	194

Balance at December 31, 2011	$1,977

        The Company anticipates that the balance in unrecognized tax benefits will not change over the next 12 months.

        Due to the reversal of the remaining balance of the SEUSA unrecognized tax benefits during 2011, the related $1.3 million of interest expense was also reversed. During the years ended December 31, 2011, 2010 and 2009, the Company recorded net reductions to interest expense of $1.1 million and net increases to interest expense of $0.2 million and $0.3 million, respectively, associated with the unrecognized tax benefits.

        The Company has agreements with the sellers of SEUSA and HCR ManorCare whereby any increases in taxes and associated interest and penalties related to years prior to each of these acquisitions will be the responsibility of the sellers. Similarly, any pre-acquisition tax refunds and associated interest income will be refunded to the sellers.

        There would be no effect on the Company's tax rate if the unrecognized tax benefits were to be recognized.

Earnings Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Common Share
Earnings Per Common Share

(19) Earnings Per Common Share

        The following table illustrates the computation of basic and diluted earnings per share (dollars in thousands, except per share and share amounts):

	Year Ended December 31,
	2011	2010	2009
Numerator
Income from continuing operations	$549,955	$320,462	$102,659
Noncontrolling interests' share in continuing operations	(15,603)	(13,686)	(14,461)

Income from continuing operations applicable to HCP, Inc.	534,352	306,776	88,198
Preferred stock dividends	(21,130)	(21,130)	(21,130)
Participating securities' share in continuing operations	(2,459)	(2,081)	(1,491)

Income from continuing operations applicable to common shares	510,763	283,565	65,577
Discontinued operations	4,539	23,933	43,492

Net income applicable to common shares	$515,302	$307,498	$109,069

Denominator
Basic weighted average common shares	398,446	305,574	274,216
Dilutive stock options and restricted stock	1,772	1,326	415

Diluted weighted average common shares	400,218	306,900	274,631

Basic earnings per common share
Income from continuing operations	$1.28	$0.93	$0.24
Discontinued operations	0.01	0.08	0.16

Net income applicable to common stockholders	$1.29	$1.01	$0.40

Diluted earnings per common share
Income from continuing operations	$1.28	$0.92	$0.24
Discontinued operations	0.01	0.08	0.16

Net income applicable to common shares	$1.29	$1.00	$0.40

        Restricted stock and certain of the Company's performance restricted stock units are considered participating securities, because dividend payments are not forfeited even if the underlying award does not vest, which require the use of the two-class method when computing basic and diluted earnings per share.

        Options to purchase approximately 1.1 million, 1.9 million and 4.6 million shares of common stock that had an exercise price in excess of the average market price of the common stock during the years ended December 31, 2011, 2010 and 2009, respectively, were not included because they are anti-dilutive. Additionally, 5.9 million shares issuable upon conversion of 4.2 million DownREIT units during the year ended December 31, 2011; 6.0 million shares issuable upon conversion of 4.2 million DownREIT units during the year ended December 31, 2010; and 5.9 million shares issuable upon conversion of 4.3 million DownREIT units during the year ended December 31, 2009 were not included since they are anti-dilutive.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information
Supplemental Cash Flow Information

(20) Supplemental Cash Flow Information

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Supplemental cash flow information:
Interest paid, net of capitalized interest	$348,455	$282,750	$291,936
Taxes paid	1,710	1,765	2,280
Capitalized interest	26,402	21,664	25,917
Supplemental schedule of non-cash investing activities:
Loan received upon real estate disposition	—	21,519	1,001
Accrued construction costs	11,525	3,558	3,253
Settlement of loans receivable as consideration for the HCR ManorCare Acquisition	1,990,406	—	—
Supplemental schedule of non-cash financing activities:
Secured debt obtained in purchase of participation in secured loan receivable	—	—	425,042
Restricted stock issued	—	224	305
Vesting of restricted stock units	228	276	194
Cancellation of restricted stock	35	52	53
Conversion of non-managing member units into common stock	3,456	6,135	23,045
Non-managing member units issued in connection with acquisitions	—	9,267	—
Mortgages included in the consolidation of HCP Ventures II	635,182	—	—
Mortgages assumed with real estate acquisitions	57,869	30,299	—
Unrealized gains (losses), net on available for sale securities and derivatives designated as cash flow hedges	(9,763)	(59)	82,995

        See additional information regarding supplemental non-cash financing activities related to of the HCR ManorCare Acquisition in Notes 3 and 7 and HCP Ventures II purchase in Note 8.

Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Variable Interest Entities
Variable Interest Entities

(21) Variable Interest Entities

  Unconsolidated Variable Interest Entities

        At December 31, 2011, the Company leased 48 properties to a total of seven VIE tenants and had an additional investment in a loan to a VIE borrower. The Company has determined that it is not the primary beneficiary of these VIEs. The carrying value and classification of the related assets, liabilities and maximum exposure to loss as a result of the Company's involvement with these VIEs are presented below at December 31, 2011 (in thousands):

VIE Type	Maximum Loss Exposure(1)	Asset/Liability Type	Carrying Amount
VIE tenants—operating leases	$342,057	Lease intangibles, net and straight-line rent receivables	$15,164
VIE tenants—DFLs	1,161,614	Net investment in DFLs	592,198
Loan—senior secured	75,650	Loans receivable, net	75,650
(1)
The Company's maximum loss exposure related to the VIE tenants represents the future minimum lease payments over the remaining term of the respective leases, which may be mitigated by re-leasing the properties to new tenants. The Company's maximum loss exposure related to its loan to the VIE represents its current aggregate carrying amount.

        As of December 31, 2011, the Company has not provided, and is not required to provide, financial support through a liquidity arrangement or otherwise, to its unconsolidated VIEs, including circumstances in which it could be exposed to further losses (e.g., cash shortfalls).

        The Company holds an interest-only, senior secured term loan made to a borrower that has been identified as a VIE. The Company does not consolidate the VIE because it does not have the ability to control the activities that most significantly impact the VIE's economic performance. The loan is collateralized by all of the assets of the borrower (comprised primarily of interests in partnerships that operate surgical facilities, some of which are on the premises of properties owned by the Company or HCP Ventures IV) and is supported in part by limited guarantees made by certain former and current principals of Cirrus. Recourse under certain of these guarantees is limited to the guarantors' respective ownership interests in certain entities owning real estate that are pledged to secure such guarantees.

        See Notes 7 and 12 for additional description of the nature, purpose and activities of the Company's VIEs and interests therein.

  Consolidated Variable Interest Entities

        During 2010, the Company had leasing relationships with a total of four VIE tenants, related to 27 properties, whose operations were not consolidated by the Company prior to August 31, 2010 because it did not have the ability to control the activities (i.e., recurring operating activities) that most significantly impact the VIEs' economic performance. On August 31, 2010, the Company entered into a settlement agreement with Sunrise, whereby it determined that it had acquired the ability to control the activities that most significantly impact the VIEs' economic performance. As a result, the Company consolidated the four VIEs for the period from August 31, 2010 (the date of the settlement agreement with Sunrise) to November 1, 2010 (the date these 27 properties were transitioned and leased to Emeritus). See Note 12 for additional information regarding the VIE tenants.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements
Fair Value Measurements

(22) Fair Value Measurements

        The following table illustrates the Company's financial assets and liabilities measured at fair value in the consolidated balance sheets. Recognized gains and losses are recorded in other income, net on the Company's consolidated statements of income. During the year ended December 31, 2011, there were no transfers of financial assets or liabilities between levels within the fair value hierarchy.

        The financial assets and liabilities carried at fair value on a recurring basis at December 31, 2011 are as follows (in thousands):

Financial assets and liabilities	Fair Value	Level 1	Level 2	Level 3
Marketable equity securities	$17,053	$17,053	$—	$—
Interest-rate swap liabilities(1)	(12,123)	—	(12,123)	—
Warrants(1)	1,334	—	—	1,334

	$6,264	$17,053	$(12,123)	$1,334

(1)
Interest rate swap and common stock warrant values are determined based on observable and unobservable market assumptions using standardized derivative pricing models.

Disclosures About Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Disclosures About Fair Value of Financial Instruments
Disclosures About Fair Value of Financial Instruments

(23) Disclosures About Fair Value of Financial Instruments

        The carrying values of cash and cash equivalents, restricted cash, receivables, payables, and accrued liabilities are reasonable estimates of fair value because of the short-term maturities of these instruments. Fair value of loans receivable, bank line of credit, mortgage debt and other debt are based on rates currently prevailing for similar instruments with similar maturities. The fair value of the interest-rate swaps and warrants were determined based on observable and unobservable market assumptions using standardized derivative pricing models. The fair values of the senior unsecured notes and marketable equity securities were determined based on market quotes.

        The table below summarizes the carrying amounts and fair values of the Company's financial instruments:

	December 31,
	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Loans receivable, net	$110,253	$111,073	$2,002,866	$2,026,389
Marketable equity securities	17,053	17,053	—	—
Warrants	1,334	1,334	1,500	1,500
Bank line of credit	454,000	454,000	—	—
Senior unsecured notes	5,416,063	5,819,304	3,318,379	3,536,413
Mortgage debt	1,764,571	1,870,070	1,235,779	1,258,185
Other debt	87,985	87,985	92,187	92,187
Interest-rate swap assets	—	—	3,865	3,865
Interest-rate swap liabilities	12,123	12,123	7,920	7,920

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments
Derivative Financial Instruments

(24) Derivative Financial Instruments

        The following table summarizes the Company's outstanding interest-rate swap contracts as of December 31, 2011 (dollars in thousands):

Date Entered	Maturity Date	Hedge Designation	Fixed Rate	Floating Rate Index	Notional Amount	Fair Value(1)
July 2005(2)	July 2020	Cash Flow	3.82%	BMA Swap Index	$45,600	$(7,536)
November 2008(3)	October 2016	Cash Flow	5.95%	1 Month LIBOR+1.50%	27,600	(4,176)
July 2009(4)	July 2013	Cash Flow	6.13%	1 Month LIBOR+3.65%	14,000	(411)
(1)
Interest-rate swap assets are recorded in other assets, net and interest-rate swap liabilities are recorded in accounts payable and accrued liabilities on the consolidated balance sheets.

(2)
Represents three interest-rate swap contracts with an aggregate notional amount of $45.6 million, which hedge fluctuations in interest payments on variable-rate secured debt due to overall changes in the hedged cash flows.

(3)
Acquired in conjunction with mortgage debt assumed related to real estate acquired on December 28, 2010. Hedges fluctuations in interest payments on variable-rate secured debt due to fluctuations in the underlying benchmark interest rate.

(4)
Hedges fluctuations in interest payments on variable-rate secured debt due to fluctuations in the underlying benchmark interest rate.

        The Company uses derivative instruments to mitigate the effects of interest rate fluctuations on specific forecasted transactions as well as recognized financial obligations or assets. The Company does not use derivative instruments for speculative or trading purposes.

        The primary risks associated with derivative instruments are market and credit risk. Market risk is defined as the potential for loss in value of a derivative instrument due to adverse changes in market prices (interest rates). Utilizing derivative instruments allows the Company to effectively manage the risk of fluctuations in interest rates related to the potential effects these changes could have on future earnings, forecasted cash flows and the fair value of recognized obligations.

        Credit risk is the risk that one of the parties to a derivative contract fails to perform or meet their financial obligation. The Company does not obtain collateral associated with its derivative instruments, but monitors the credit standing of its counterparties on a regular basis. Should a counterparty fail to perform, the Company would incur a financial loss to the extent that the associated derivative contract was in an asset position. At December 31, 2011, the Company does not anticipate non-performance by the counterparties to its outstanding derivative contracts.

        During October and November 2007, the Company entered into two forward- starting interest-rate swap contracts with an aggregate notional amount of $900 million and settled the contracts during the three months ended June 30, 2008. The settlement value, less the ineffective portion of the hedging relationships, was recorded to accumulated other comprehensive income to be reclassified into interest expense over the forecasted term of the underlying unsecured fixed-rate debt. The interest-rate swap contracts were designated in qualifying, cash flow hedging relationships, to hedge the Company's exposure to fluctuations in the benchmark interest rate component of interest payments on forecasted, unsecured, fixed-rate debt currently expected to be issued in 2011 and 2012. During 2010, the Company revised its estimated issuance date for the underlying unsecured, fixed-rate debt. As a result, the Company recognized a $1.0 million charge in other income, net, during the year ended December 31, 2010, related to the interest payments that were no longer probable of occurring.

        In August 2009, the Company entered into an interest-rate swap contract (pay float and receive fixed), that was designated as hedging fluctuations in interest receipts related to its participation in the variable-rate first mortgage debt of HCR ManorCare. At March 31, 2011 the Company determined, based on the anticipated closing of the HCR ManorCare Acquisition during April 2011, the underlying hedged transactions (underlying mortgage debt interest receipts) were not probable of occurring. As a result, the Company reclassified $1 million of unrealized gains related to this interest-rate swap contract into other income, net. Concurrent with closing the HCR ManorCare Acquisition (for additional details see Note 3) the Company settled the interest-rate swap contract for proceeds of $1 million.

        For the year ended December 31, 2011, the Company recognized additional interest income of $0.6 million and additional interest expense of $0.6 million, resulting from its cash flow and fair value hedging relationships. At December 31, 2011, the Company expects that the hedged forecasted transactions, for each of the outstanding qualifying cash flow hedging relationships, except as previously discussed, remain probable of occurring and that no additional gains or losses recorded to accumulated other comprehensive loss are expected to be reclassified to earnings.

        To illustrate the effect of movements in the interest rate markets, the Company performed a market sensitivity analysis on its outstanding hedging instruments. The Company applied various basis point spreads to the underlying interest rate curves of the derivative portfolio in order to determine the instruments' change in fair value. The following table summarizes the results of the analysis performed (dollars in thousands):

		Effects of Change in Interest Rates
Date Entered	Maturity Date	+50 Basis Points	-50 Basis Points	+100 Basis Points	-100 Basis Points
July 2005	July 2020	$1,664	$(1,952)	$3,472	$(3,760)
November 2008	October 2016	614	(630)	1,056	(1,252)
July 2009	July 2013	99	(109)	203	(213)

Transactions with Related Parties	12 Months Ended
Dec. 31, 2011
Transactions with Related Parties
Transactions with Related Parties

(25) Transactions with Related Parties

        Mr. Klaritch, an executive vice president of the Company, was previously a senior executive and limited liability company member of MedCap Properties, LLC, which was acquired in October 2003 by HCP and a joint venture of which HCP was the managing member. As part of that transaction, MedCap Properties, LLC contributed certain property interests to a newly- formed entity, HCPI/Tennessee LLC, in exchange for DownREIT units. In connection with the transactions, Mr. Klaritch received 113,431 non-managing member units in HCPI/Tennessee, LLC in a distribution of his interest in MedCap Properties, LLC. Each DownREIT unit is redeemable for an amount of cash approximating the then-current market value of two shares of HCP's common stock or, at HCP's option, two shares of HCP's common stock (subject to certain adjustments, such as stock splits, stock dividends and reclassifications). In addition, the HCPI/Tennessee, LLC agreement provides for a "make-whole" payment, intended to cover grossed-up tax liabilities, to the non-managing members upon the sale of certain properties acquired by HCPI/Tennessee, LLC in the MedCap transactions and other events.

Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Data
Selected Quarterly Financial Data

(26) Selected Quarterly Financial Data

        Selected quarterly information for the years ended December 31, 2011 and 2010 is as follows (in thousands, except per share amounts). Results of operations for properties sold or to be sold have been classified as discontinued operations for all periods presented:

	Three Months Ended During 2011
	March 31	June 30	September 30	December 31
	(in thousands, except per share data, unaudited)
Total revenues	$331,128	$488,126	$444,088	$461,456
Income before income taxes and equity income from and impairments of investments in unconsolidated joint ventures	72,882	219,214	158,086	54,272
Total discontinued operations	341	336	340	3,522
Net income	73,984	234,252	175,471	70,787
Net income applicable to HCP, Inc.	70,093	228,759	172,195	67,844
Dividends paid per common share	0.48	0.48	0.48	0.48
Basic earnings per common share	0.17	0.55	0.41	0.15
Diluted earnings per common share	0.17	0.55	0.41	0.15

	Three Months Ended During 2010
	March 31	June 30	September 30	December 31
	(in thousands, except per share data, unaudited)
Total revenues	$294,265	$301,315	$316,475	$340,820
Income before income taxes and equity income from and impairments of investments in unconsolidated joint ventures	81,883	85,452	93,446	127,016
Total discontinued operations	1,206	1,227	5,078	16,422
Net income	84,101	88,595	26,173	145,526
Net income applicable to HCP, Inc.	81,036	85,101	22,655	141,917
Dividends paid per common share	0.465	0.465	0.465	0.465
Basic earnings per common share	0.26	0.27	0.05	0.42
Diluted earnings per common share	0.25	0.27	0.05	0.42

        The above selected quarterly financial data includes the following significant transactions:

  •
  During the three months ended March 30, 2010, the Company recognized aggregate income of $11.9 million, which represents impairment recoveries of portions of previous impairment charges related to investments in three direct financing leases and a participation interest in a senior construction loan related to Erickson as a result of the bankruptcy court's approval of the settlement agreement and confirmation of Erickson's final plan of reorganization.

  •
  The three months ended September 30, 2010 include increases of $13.7 million in revenues, as a result of reflecting the facility-level results for one month from 27 facilities leased to four VIE tenants operated by Sunrise that were consolidated as a result of the termination rights the Company acquired from the settlement agreement.

  •
  During the three months ended September 30, 2010, the Company recognized impairments of $71.7 million related to its 35% interest in HCP Ventures II. The impairment resulted from the recent and projected deterioration of the operating performance of the properties leased by Horizon Bay from HCP Ventures II.

  •
  The three months ended December 31, 2010 include increases of $15.7 million in revenues, as a result of reflecting the facility-level results for one month from 27 facilities leased to four VIE tenants operated by Sunrise that were consolidated as a result of the termination rights the Company acquired from the settlement agreement.

  •
  On January 14, 2011, the Company acquired its partner's 65% interest in HCP Ventures II, a joint venture that owned 25 senior housing facilities, becoming the sole owner of the portfolio. The impact of the Company's consolidation of HCP Ventures II is included in the results beginning in the quarter ended March 31, 2011.

  •
  On April 7, 2011, the Company completed its acquisition of substantially all of the real estate assets of HCR ManorCare. The impact of the HCR ManorCare Acquisition is included in the results beginning in the quarter ended June 30, 2011.

  •
  On September 1, 2011, the Company completed a strategic venture with Brookdale that includes the operation of 37 HCP-owned senior living communities previously leased to or operated by Horizon Bay. The impact of reflecting the facility-level results for the 21 RIDEA facilities operated by Brookdale is included in the results beginning in the quarter ended September 30, 2011.

  •
  On November 9, 2011, the Company entered into an agreement with Ventas to settle all remaining claims relating to Ventas's litigation against HCP arising out of Ventas's 2007 acquisition of Sunrise Senior Living REIT. The Company paid $125 million to Ventas and incurred a charge during the quarter ended December 31, 2011 for such amount.

Schedule II: Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II: Valuation and Qualifying Accounts
Schedule II: Valuation and Qualifying Accounts

Schedule II: Valuation and Qualifying Accounts

December 31, 2011

(In thousands)

Allowance Accounts(1)

		Additions
				Deductions
		Amounts Charged Against Operations, net
Year Ended December 31,	Balance at Beginning of Year		Acquired Properties	Uncollectible Accounts Written-off	Disposed Properties	Balance at End of Year
2011	$43,740	$13,316	$2	$(4,673)	$(3,176)	$49,209
2010	129,505	8,519	—	(93,858)	(426)	43,740
2009	58,911	79,346	—	(8,504)	(248)	129,505
(1)
Includes allowance for doubtful accounts, straight-line rent reserves, and allowances for loan and direct financing lease losses.

Schedule III: Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Schedule III: Real Estate and Accumulated Depreciation
Schedule III: Real Estate and Accumulated Depreciation

HCP, Inc.

Schedule III: Real Estate and Accumulated Depreciation

December 31, 2011

(Dollars in thousands)

							Gross Amount at Which Carried As of December 31, 2011					Life on Which Depreciation in Latest Income Statement is Computed
				Initial Cost to Company
						Costs Capitalized Subsequent to Acquisition
City		State	Encumbrances at December 31, 2011	Land	Buildings and Improvements		Land	Buildings and Improvements	Total(1)	Accumulated Depreciation	Year Acquired/ Constructed
Senior housing
1087	Birmingham	AL	$32,003	$4,682	$74,204	$—	$4,682	$72,755	$77,437	$(13,044)	2006	40
1086	Huntsville	AL	17,529	1,394	38,603	—	1,394	37,870	39,264	(6,540)	2006	40
1107	Huntsville	AL	—	307	5,813	—	307	5,453	5,760	(716)	2006	40
1154	Little Rock	AR	—	1,922	14,140	21	1,922	13,667	15,589	(1,840)	2006	39
0786	Douglas	AZ	—	110	703	—	110	703	813	(244)	2005	35
0518	Tucson	AZ	32,438	2,350	24,037	—	2,350	24,037	26,387	(6,610)	2002	30
1974	Sun City	AZ	33,519	2,640	32,774	944	2,640	33,718	36,358	(1,253)	2011	30
1238	Beverly Hills	CA	—	9,872	32,590	2,100	9,872	33,965	43,837	(4,344)	2006	40
1149	Camarillo	CA	—	5,798	19,427	—	5,798	18,651	24,449	(2,448)	2006	40
1006	Carlsbad	CA	—	7,897	14,255	360	7,897	13,825	21,722	(1,797)	2006	40
0883	Carmichael	CA	—	4,270	13,846	—	4,270	13,236	17,506	(1,682)	2006	40
0851	Citrus Heights	CA	—	1,180	8,367	—	1,180	8,037	9,217	(1,494)	2006	29
0790	Concord	CA	25,000	6,010	39,601	—	6,010	38,301	44,311	(6,127)	2005	40
0787	Dana Point	CA	—	1,960	15,946	—	1,960	15,466	17,426	(2,481)	2005	39
1152	Elk Grove	CA	—	2,235	6,339	—	2,235	6,186	8,421	(812)	2006	40
0798	Escondido	CA	14,340	5,090	24,253	—	5,090	23,353	28,443	(3,746)	2005	40
0791	Fremont	CA	9,246	2,360	11,672	—	2,360	11,192	13,552	(1,796)	2005	40
1965	Fresno	CA	23,252	1,730	25,491	308	1,730	25,799	27,529	(983)	2011	30
0788	Granada Hills	CA	—	2,200	18,257	—	2,200	17,637	19,837	(2,829)	2005	39
1156	Hemet	CA	—	1,270	5,966	17	1,270	5,737	7,007	(754)	2006	40
0856	Irvine	CA	—	8,220	14,104	—	8,220	13,564	21,784	(1,633)	2006	45
0227	Lodi	CA	8,977	732	5,453	—	732	5,453	6,185	(2,072)	1997	35
0226	Murietta	CA	6,032	435	5,729	—	435	5,729	6,164	(2,110)	1997	35
1165	Northridge	CA	—	6,718	26,309	6	6,718	25,506	32,224	(3,348)	2006	40
1561	Orangevale	CA	—	2,160	8,522	1,000	2,160	9,522	11,682	(1,485)	2008	40
1168	Palm Springs	CA	—	1,005	5,183	21	1,005	4,841	5,846	(636)	2006	40
0789	Pleasant Hill	CA	6,270	2,480	21,333	—	2,480	20,633	23,113	(3,310)	2005	40
1166	Rancho Mirage	CA	—	1,798	24,053	5	1,798	23,144	24,942	(3,038)	2006	40
1008	San Diego	CA	—	6,384	32,072	222	6,384	31,191	37,575	(4,094)	2006	40
1007	San Dimas	CA	—	5,628	31,374	208	5,630	30,786	36,416	(4,040)	2006	40
1009	San Juan Capistrano	CA	—	5,983	9,614	189	5,983	9,516	15,499	(1,247)	2006	40
1167	Santa Rosa	CA	—	3,582	21,113	4	3,582	20,348	23,930	(2,671)	2006	40
0793	South San Francisco	CA	10,665	3,000	16,586	—	3,000	16,056	19,056	(2,569)	2005	40
1966	Sun City	CA	17,602	2,650	25,290	639	2,650	25,930	28,580	(1,035)	2011	30
0792	Ventura	CA	10,077	2,030	17,379	—	2,030	16,749	18,779	(2,687)	2005	40
1155	Yorba Linda	CA	—	4,968	19,290	—	4,968	18,494	23,462	(2,427)	2006	40
1232	Colorado Springs	CO	—	1,910	24,479	11	1,910	23,526	25,436	(3,088)	2006	40
0512	Denver	CO	49,862	2,810	36,021	1,616	2,810	37,637	40,447	(9,906)	2002	30
1233	Denver	CO	—	2,511	30,641	82	2,511	29,920	32,431	(3,930)	2006	40
1000	Greenwood Village	CO	—	3,367	43,610	—	3,367	42,814	46,181	(4,947)	2006	40
1234	Lakewood	CO	—	3,012	31,913	5	3,012	31,120	34,132	(4,085)	2006	40
0730	Torrington	CT	12,624	166	11,001	—	166	10,591	10,757	(1,765)	2005	40
1010	Woodbridge	CT	—	2,352	9,929	224	2,363	9,680	12,043	(1,271)	2006	40
0538	Altamonte Springs	FL	—	1,530	7,956	—	1,530	7,136	8,666	(1,604)	2002	40
0861	Apopka	FL	5,892	920	4,816	—	920	4,716	5,636	(707)	2006	35
0852	Boca Raton	FL	—	4,730	17,532	2,605	4,730	19,727	24,457	(3,275)	2006	30
1001	Boca Raton	FL	11,648	2,415	17,923	—	2,415	17,561	19,976	(2,029)	2006	40
0544	Boynton Beach	FL	8,036	1,270	4,773	—	1,270	4,773	6,043	(1,054)	2003	40
1963	Boynton Beach	FL	34,546	2,550	31,183	(883)	2,550	30,300	32,850	(1,208)	2011	30
1964	Boynton Beach	FL	4,837	570	7,675	1,787	570	9,462	10,032	(317)	2011	30
0539	Clearwater	FL	—	2,250	2,627	—	2,250	2,627	4,877	(590)	2002	40
0746	Clearwater	FL	17,788	3,856	12,176	—	3,856	11,321	15,177	(2,669)	2005	40
0862	Clermont	FL	8,345	440	6,518	—	440	6,418	6,858	(963)	2006	35
1002	Coconut Creek	FL	13,928	2,461	16,006	—	2,461	15,620	18,081	(1,805)	2006	40
0492	Delray Beach	FL	11,439	850	6,637	—	850	6,637	7,487	(1,308)	2002	43
0850	Gainesville	FL	16,151	1,020	13,490	—	1,020	13,090	14,110	(1,827)	2006	40
1095	Gainesville	FL	—	1,221	12,226	—	1,221	12,001	13,222	(1,575)	2006	40
0490	Jacksonville	FL	44,230	3,250	25,936	—	3,250	25,936	29,186	(7,225)	2002	35
1096	Jacksonville	FL	—	1,587	15,616	—	1,587	15,298	16,885	(2,008)	2006	40
0855	Lantana	FL	—	3,520	26,452	—	3,520	25,652	29,172	(4,631)	2006	30
1968	Largo	FL	60,593	2,920	60,956	710	2,920	61,665	64,585	(2,389)	2011	30
0731	Ocoee	FL	16,546	2,096	9,322	—	2,096	8,801	10,897	(1,467)	2005	40
0859	Oviedo	FL	8,603	670	8,071	—	670	7,971	8,641	(1,196)	2006	35
1970	Palm Beach Gardens	FL	33,366	4,820	32,047	1,082	4,820	33,129	37,949	(1,318)	2011	30
1017	Palm Harbor	FL	—	1,462	16,774	500	1,462	16,888	18,350	(2,234)	2006	40
0190	Pinellas Park	FL	3,979	480	3,911	—	480	3,911	4,391	(1,761)	1996	35
0732	Port Orange	FL	15,443	2,340	9,898	—	2,340	9,377	11,717	(1,563)	2005	40
1971	Sarasota	FL	27,937	3,050	25,032	(335)	3,050	24,697	27,747	(965)	2011	30
0802	St. Augustine	FL	14,819	830	11,627	—	830	11,227	12,057	(2,032)	2005	35
0692	Sun City Center	FL	9,884	510	6,120	—	510	5,865	6,375	(1,257)	2004	35
0698	Sun City Center	FL	—	3,466	70,810	—	3,466	69,750	73,216	(14,897)	2004	34
1097	Tallahassee	FL	—	1,331	19,039	—	1,331	18,695	20,026	(2,454)	2006	40
0224	Tampa	FL	—	600	5,566	686	696	6,155	6,851	(1,677)	1997	45
0849	Tampa	FL	12,194	800	11,340	—	800	10,940	11,740	(1,527)	2006	40
1257	Vero Beach	FL	—	2,035	34,993	201	2,035	33,634	35,669	(4,411)	2006	40
1605	Vero Beach	FL	—	700	16,234	—	700	16,234	16,934	(592)	2010	35
1976	West Palm Beach	FL	—	990	2,431	494	990	2,925	3,915	(107)	2011	30
1098	Alpharetta	GA	—	793	8,761	198	793	8,673	9,466	(1,142)	2006	40
1099	Atlanta	GA	—	687	5,507	228	687	5,334	6,021	(704)	2006	40
1169	Atlanta	GA	—	2,665	5,911	2	2,665	5,643	8,308	(741)	2006	40
1241	Lilburn	GA	—	907	17,340	7	907	16,791	17,698	(2,204)	2006	40
1112	Marietta	GA	—	894	6,944	325	904	6,993	7,897	(912)	2006	40
1088	Davenport	IA	—	511	8,039	—	511	7,868	8,379	(1,033)	2006	40
1093	Marion	IA	—	502	6,865	—	502	6,713	7,215	(881)	2006	40
1091	Bloomington	IL	—	798	13,091	—	798	12,832	13,630	(1,684)	2006	40
1587	Burr Ridge	IL	—	2,640	23,902	289	2,640	24,190	26,830	(1,765)	2010	25
1089	Champaign	IL	—	101	4,207	1,592	279	5,463	5,742	(554)	2006	40
1157	Hoffman Estates	IL	—	1,701	12,037	133	1,701	11,587	13,288	(1,529)	2006	40
1090	Macomb	IL	—	81	6,062	—	81	5,905	5,986	(775)	2006	40
1143	Mt. Vernon	IL	—	296	15,935	3,562	512	18,949	19,461	(2,171)	2006	40
1969	Niles	IL	31,979	3,790	41,143	(739)	3,790	40,404	44,194	(1,593)	2011	30
1005	Oak Park	IL	26,271	3,476	35,259	—	3,476	34,713	38,189	(4,011)	2006	40
1961	Olympia Fields	IL	36,139	4,120	25,892	(1,030)	4,120	24,862	28,982	(1,036)	2011	30
1162	Orland Park	IL	—	2,623	23,154	10	2,623	22,534	25,157	(2,958)	2006	40
1092	Peoria	IL	—	404	10,050	—	404	9,840	10,244	(1,292)	2006	40
1588	Prospect Heights	IL	—	2,680	20,299	474	2,680	20,774	23,454	(1,540)	2010	25
1952	Vernon Hills	IL	53,035	4,900	42,546	1,273	4,900	43,819	48,719	(1,628)	2011	30
1237	Wilmette	IL	—	1,100	9,373	—	1,100	9,149	10,249	(1,201)	2006	40
0379	Evansville	IN	—	500	9,302	—	500	7,762	8,262	(2,068)	1999	45
0457	Jasper	IN	—	165	5,952	359	165	6,311	6,476	(1,899)	2001	35
1144	Indianapolis	IN	—	1,197	7,718	—	1,197	7,486	8,683	(983)	2006	40
1145	Indianapolis	IN	—	1,144	8,261	7,371	1,144	15,399	16,543	(1,600)	2006	40
1146	West Lafayette	IN	—	813	10,876	—	813	10,626	11,439	(1,395)	2006	40
1170	Edgewood	KY	—	1,868	4,934	—	1,868	4,504	6,372	(591)	2006	40
0697	Lexington	KY	8,010	2,093	16,917	—	2,093	16,299	18,392	(4,072)	2004	30
1105	Middletown	KY	—	1,499	26,252	240	1,513	25,868	27,381	(3,384)	2006	40
1013	Danvers	MA	—	4,616	30,692	243	4,621	30,344	34,965	(3,984)	2006	40
1151	Dartmouth	MA	—	3,145	6,880	—	3,145	6,632	9,777	(870)	2006	40
1012	Dedham	MA	—	3,930	21,340	267	3,930	21,032	24,962	(2,745)	2006	40
1158	Plymouth	MA	—	2,434	9,027	—	2,434	8,550	10,984	(1,122)	2006	40
1011	Baltimore	MD	—	1,416	8,854	288	1,416	8,681	10,097	(1,146)	2006	40
1153	Baltimore	MD	—	1,684	18,889	—	1,684	18,466	20,150	(2,424)	2006	40
1249	Frederick	MD	—	609	9,158	77	609	8,991	9,600	(1,175)	2006	40
0281	Westminster	MD	15,497	768	5,251	—	768	4,853	5,621	(1,337)	1998	45
0546	Cape Elizabeth	ME	—	630	3,524	93	630	3,617	4,247	(794)	2003	40
0545	Saco	ME	—	80	2,363	155	80	2,518	2,598	(548)	2003	40
1258	Auburn Hills	MI	—	2,281	10,692	—	2,281	10,692	12,973	(1,403)	2006	40
1248	Farmington Hills	MI	—	1,013	12,119	291	1,013	12,066	13,079	(1,557)	2006	40
0696	Holland	MI	42,035	787	51,410	—	787	50,172	50,959	(12,572)	2004	29
1094	Portage	MI	—	100	5,700	4,617	100	9,950	10,050	(1,155)	2006	40
0472	Sterling Heights	MI	—	920	7,326	—	920	7,326	8,246	(2,163)	2001	35
1259	Sterling Heights	MI	—	1,593	11,500	—	1,593	11,181	12,774	(1,468)	2006	40
1235	Des Peres	MO	—	4,361	20,664	—	4,361	20,046	24,407	(2,631)	2006	40
1236	Richmond Heights	MO	—	1,744	24,232	—	1,744	23,548	25,292	(3,091)	2006	40
0853	St. Louis	MO	—	2,500	20,343	—	2,500	19,853	22,353	(3,695)	2006	30
0842	Great Falls	MT	—	500	5,683	—	500	5,423	5,923	(791)	2006	40
0878	Charlotte	NC	—	710	9,559	—	710	9,159	9,869	(1,164)	2006	40
1584	Charlotte	NC	—	2,052	6,557	—	2,052	6,557	8,609	(419)	2010	40
1119	Concord	NC	—	601	7,615	166	612	7,546	8,158	(983)	2006	40
1254	Raleigh	NC	—	1,191	11,532	54	1,191	11,300	12,491	(1,482)	2006	40
1599	Cherry Hill	NJ	—	2,420	11,042	—	2,420	11,042	13,462	(754)	2010	25
1239	Cresskill	NJ	—	4,684	53,927	22	4,684	52,963	57,647	(6,951)	2006	40
0734	Hillsborough	NJ	15,986	1,042	10,042	—	1,042	9,576	10,618	(1,596)	2005	40
1242	Madison	NJ	—	3,157	19,909	25	3,157	19,348	22,505	(2,538)	2006	40
0733	Manahawkin	NJ	13,947	921	9,927	—	921	9,461	10,382	(1,577)	2005	40
1014	Paramus	NJ	—	4,280	31,684	207	4,280	31,191	35,471	(4,094)	2006	40
1231	Saddle River	NJ	—	1,784	15,625	57	1,784	15,238	17,022	(1,999)	2006	40
0245	Voorhees Township	NJ	8,654	900	7,629	—	900	7,629	8,529	(2,130)	1998	45
0213	Albuquerque	NM	—	767	9,324	—	767	8,826	9,593	(2,864)	1996	45
0796	Las Vegas	NV	—	1,960	5,816	—	1,960	5,426	7,386	(871)	2005	40
1252	Brooklyn	NY	—	8,117	23,627	446	8,117	23,498	31,615	(3,117)	2006	40
1256	Sheepshead Bay	NY	—	5,215	39,052	72	5,215	38,273	43,488	(5,020)	2006	40
0473	Cincinnati	OH	—	600	4,428	—	600	4,428	5,028	(1,307)	2001	35
0841	Columbus	OH	6,565	970	7,806	1,023	970	8,438	9,408	(1,182)	2006	40
0857	Fairborn	OH	6,739	810	8,311	—	810	8,011	8,821	(1,239)	2006	36
1147	Fairborn	OH	—	298	10,704	3,068	298	13,541	13,839	(1,637)	2006	40
1386	Marietta	OH	—	1,069	11,435	—	1,069	11,435	12,504	(1,449)	2007	40
1253	Poland	OH	—	695	10,444	7	695	10,113	10,808	(1,328)	2006	40
1159	Willoughby	OH	—	1,177	9,982	—	1,177	9,577	10,754	(1,257)	2006	40
1171	Oklahoma City	OK	—	801	4,904	12	801	4,533	5,334	(595)	2006	40
1160	Tulsa	OK	—	1,115	11,028	—	1,115	10,340	11,455	(1,357)	2006	40
1967	Cumberland	RI	—	2,630	18,825	225	2,630	19,050	21,680	(741)	2011	30
1959	East Providence	RI	18,330	1,890	14,387	(781)	1,890	13,606	15,496	(563)	2011	30
1960	Greenwich	RI	10,039	450	8,381	(220)	450	8,161	8,611	(370)	2011	30
1972	Smithfield	RI	—	1,250	17,442	423	1,250	17,864	19,114	(727)	2011	30
1973	South Kingstown	RI	—	1,390	13,150	(583)	1,390	12,567	13,957	(499)	2011	30
1975	Tiverton	RI	—	3,240	25,735	18	3,240	25,753	28,993	(991)	2011	30
1962	Warwick	RI	17,936	1,050	16,564	(1,401)	1,050	15,162	16,212	(691)	2011	30
1163	Haverford	PA	—	16,461	108,816	1,241	16,461	108,445	124,906	(14,139)	2006	40
1104	Aiken	SC	—	357	14,832	151	363	14,471	14,834	(1,901)	2006	40
1100	Charleston	SC	—	885	14,124	292	896	14,075	14,971	(1,831)	2006	40
1109	Columbia	SC	—	408	7,527	131	412	7,458	7,870	(978)	2006	40
0306	Georgetown	SC	—	239	3,008	—	239	3,008	3,247	(837)	1998	45
0879	Greenville	SC	—	1,090	12,558	—	1,090	12,058	13,148	(1,532)	2006	40
1172	Greenville	SC	—	993	16,314	43	993	15,457	16,450	(2,030)	2006	40
0305	Lancaster	SC	—	84	2,982	—	84	2,982	3,066	(745)	1998	45
0880	Myrtle Beach	SC	—	900	10,913	—	900	10,513	11,413	(1,336)	2006	40
0312	Rock Hill	SC	—	203	2,671	—	203	2,671	2,874	(722)	1998	45
1113	Rock Hill	SC	—	695	4,119	322	795	4,126	4,921	(560)	2006	40
0313	Sumter	SC	—	196	2,623	—	196	2,623	2,819	(730)	1998	45
1003	Nashville	TN	11,252	812	16,983	—	812	16,235	17,047	(1,876)	2006	40
0860	Oak Ridge	TN	8,627	500	4,741	—	500	4,641	5,141	(696)	2006	35
0843	Abilene	TX	1,873	300	2,830	—	300	2,710	3,010	(379)	2006	39
1004	Arlington	TX	14,398	2,002	19,110	—	2,002	18,729	20,731	(2,164)	2006	40
1116	Arlington	TX	—	2,494	12,192	249	2,540	11,873	14,413	(1,549)	2006	40
0511	Austin	TX	—	2,960	41,645	—	2,960	41,645	44,605	(11,452)	2002	30
1589	Austin	TX	—	2,860	17,358	497	2,860	17,855	20,715	(1,371)	2010	25
0202	Beaumont	TX	—	145	10,404	—	145	10,020	10,165	(3,326)	1996	45
0844	Burleson	TX	4,279	1,050	5,242	—	1,050	4,902	5,952	(684)	2006	40
0848	Cedar Hill	TX	8,925	1,070	11,554	—	1,070	11,104	12,174	(1,550)	2006	40
1325	Cedar Hill	TX	—	440	7,494	—	440	7,494	7,934	(1,322)	2007	40
0513	Fort Worth	TX	—	2,830	50,832	—	2,830	50,832	53,662	(13,979)	2002	30
0506	Friendswood	TX	23,013	400	7,354	—	400	7,354	7,754	(1,553)	2002	45
0217	Houston	TX	11,669	835	7,195	—	835	7,195	8,030	(2,210)	1997	45
0491	Houston	TX	—	2,470	21,710	750	2,470	22,460	24,930	(6,241)	2002	35
1106	Houston	TX	—	1,008	15,333	183	1,020	15,098	16,118	(1,973)	2006	40
1111	Houston	TX	—	1,877	25,372	247	1,959	24,490	26,449	(3,210)	2006	40
1955	Houston	TX	60,239	9,820	60,254	3,623	9,820	63,877	73,697	(2,460)	2011	30
1956	Houston	TX	11,504	4,450	22,569	(71)	4,450	22,497	26,947	(1,070)	2011	30
1957	Houston	TX	39,560	8,170	39,730	(710)	8,170	39,021	47,191	(1,574)	2011	30
1958	Houston	TX	36,425	2,910	30,362	(400)	2,910	29,963	32,873	(1,283)	2011	30
0820	Irving	TX	10,863	710	9,949	—	710	9,359	10,069	(1,604)	2005	35
0845	North Richland Hills	TX	3,120	520	5,117	—	520	4,807	5,327	(671)	2006	40
0846	North Richland Hills	TX	6,769	870	9,259	—	870	8,819	9,689	(1,407)	2006	35
1102	Plano	TX	—	494	12,518	145	505	12,247	12,752	(1,601)	2006	40
0494	San Antonio	TX	7,898	730	3,961	—	730	3,961	4,691	(858)	2002	45
1590	San Antonio	TX	—	2,860	17,030	282	2,860	17,312	20,172	(1,353)	2010	25
1954	Sugar Land	TX	38,958	3,420	32,197	(1,084)	3,420	31,113	34,533	(1,278)	2011	30
1103	The Woodlands	TX	—	802	17,358	228	869	17,071	17,940	(2,235)	2006	40

							Gross Amount at Which Carried As of December 31, 2011					Life on Which Depreciation in Latest Income Statement is Computed
				Initial Cost to Company
						Costs Capitalized Subsequent to Acquisition
City		State	Encumbrances at December 31, 2011	Land	Buildings and Improvements		Land	Buildings and Improvements	Total(1)	Accumulated Depreciation	Year Acquired/ Constructed
0195	Victoria	TX	12,782	175	4,290	3,101	175	7,018	7,193	(1,680)	1995	43
0847	Waxahachie	TX	2,148	390	3,879	—	390	3,659	4,049	(511)	2006	40
1953	Webster	TX	37,224	4,780	31,057	(134)	4,780	30,923	35,703	(1,235)	2011	30
1161	Salt Lake City	UT	—	2,621	22,072	35	2,621	21,152	23,773	(2,777)	2006	40
1015	Arlington	VA	—	4,320	19,567	455	4,320	19,445	23,765	(2,557)	2006	40
1244	Arlington	VA	—	3,833	7,076	60	3,833	6,899	10,732	(899)	2006	40
1245	Arlington	VA	—	7,278	37,407	224	7,278	36,746	44,024	(4,817)	2006	40
0881	Chesapeake	VA	—	1,090	12,444	—	1,090	11,944	13,034	(1,518)	2006	40
1247	Falls Church	VA	—	2,228	8,887	116	2,228	8,788	11,016	(1,152)	2006	40
1164	Fort Belvoir	VA	—	11,594	99,528	6,189	11,594	103,719	115,313	(13,824)	2006	40
1250	Leesburg	VA	—	607	3,236	60	607	3,150	3,757	(1,218)	2006	35
1016	Richmond	VA	—	2,110	11,469	281	2,110	11,324	13,434	(1,471)	2006	40
1246	Sterling	VA	—	2,360	22,932	199	2,360	22,618	24,978	(2,968)	2006	40
0225	Woodbridge	VA	—	950	6,983	—	950	6,983	7,933	(2,057)	1997	45
1173	Bellevue	WA	—	3,734	16,171	8	3,734	15,614	19,348	(2,050)	2006	40
1240	Edmonds	WA	—	1,418	16,502	30	1,418	16,062	17,480	(2,107)	2006	40
0797	Kirkland	WA	5,234	1,000	13,403	—	1,000	13,043	14,043	(2,092)	2005	40
1174	Lynnwood	WA	—	1,203	7,415	12	1,203	7,427	8,630	(975)	2006	40
1251	Mercer Island	WA	—	4,209	8,123	296	4,209	8,214	12,423	(1,078)	2006	40
0794	Shoreline	WA	9,368	1,590	10,671	—	1,590	10,261	11,851	(1,646)	2005	40
0795	Shoreline	WA	—	4,030	26,421	—	4,030	25,651	29,681	(4,035)	2005	39
1175	Snohomish	WA	—	1,541	10,228	8	1,541	9,977	11,518	(1,307)	2006	40

			$1,366,930	$487,394	$3,793,465	$55,053	$488,276	$3,766,509	$4,254,785	$(507,329)

Life Science
1482	Brisbane	CA	$—	$50,989	$1,789	$29,885	$50,989	$31,674	$82,663	$—	2007		*
1481	Carlsbad	CA	—	30,300	—	6,500	30,300	6,500	36,800	—	2007		*
1522	Carlsbad	CA	—	23,475	—	2,769	23,475	2,769	26,244	—	2007		*
1401	Hayward	CA	—	900	7,100	5	900	7,105	8,005	(784)	2007	40
1402	Hayward	CA	—	1,500	6,400	2,063	1,500	8,463	9,963	(955)	2007	40
1403	Hayward	CA	—	1,900	7,100	263	1,900	7,363	9,263	(945)	2007	40
1404	Hayward	CA	—	2,200	17,200	12	2,200	17,212	19,412	(1,900)	2007	40
1405	Hayward	CA	—	1,000	3,200	7,478	1,000	10,678	11,678	(1,307)	2007	40
1549	Hayward	CA	—	801	5,740	667	801	6,407	7,208	(972)	2007	29
1550	Hayward	CA	—	539	3,864	449	539	4,313	4,852	(655)	2007	29
1551	Hayward	CA	—	526	3,771	438	526	4,209	4,735	(639)	2007	29
1552	Hayward	CA	—	944	6,769	786	944	7,555	8,499	(1,147)	2007	29
1553	Hayward	CA	—	953	6,829	793	953	7,622	8,575	(1,157)	2007	29
1554	Hayward	CA	—	991	7,105	825	991	7,930	8,921	(1,204)	2007	29
1555	Hayward	CA	—	1,210	8,675	1,007	1,210	9,682	10,892	(1,470)	2007	29
1556	Hayward	CA	—	2,736	6,868	798	2,736	7,666	10,402	(1,163)	2007	29
1514	La Jolla	CA	—	5,200	—	—	5,200	—	5,200	—	2007		**
1424	La Jolla	CA	—	9,600	25,283	3,038	9,648	28,194	37,842	(4,162)	2007	40
1425	La Jolla	CA	—	6,200	19,883	99	6,276	19,906	26,182	(2,217)	2007	40
1426	La Jolla	CA	—	7,200	12,412	3,036	7,291	15,357	22,648	(2,667)	2007	27
1427	La Jolla	CA	—	8,700	16,983	671	8,746	17,608	26,354	(2,728)	2007	30
1488	Mountain View	CA	—	7,300	25,410	1,353	7,300	26,763	34,063	(2,860)	2007	40
1489	Mountain View	CA	—	6,500	22,800	1,884	6,500	24,684	31,184	(2,518)	2007	40
1490	Mountain View	CA	—	4,800	9,500	442	4,800	9,942	14,742	(1,130)	2007	40
1491	Mountain View	CA	—	4,200	8,400	1,249	4,209	9,640	13,849	(1,580)	2007	40
1492	Mountain View	CA	—	3,600	9,700	730	3,600	10,430	14,030	(1,695)	2007	40
1493	Mountain View	CA	—	7,500	16,300	1,836	7,500	17,535	25,035	(1,806)	2007	40
1494	Mountain View	CA	—	9,800	24,000	203	9,800	24,203	34,003	(2,684)	2007	40
1495	Mountain View	CA	—	6,900	17,800	215	6,900	18,015	24,915	(2,023)	2007	40
1496	Mountain View	CA	—	7,000	17,000	6,364	7,000	23,364	30,364	(3,727)	2007	40
1497	Mountain View	CA	—	14,100	31,002	9,811	14,100	40,813	54,913	(6,741)	2007	40
1498	Mountain View	CA	—	7,100	25,800	8,101	7,100	33,901	41,001	(5,843)	2007	40
2017	Mountain View	CA	—	—	—	1,290	—	1,290	1,290	—	—		*
1469	Poway	CA	—	47,700	3,512	7,450	47,700	10,962	58,662	—	2007		*
1477	Poway	CA	—	29,943	2,475	15,405	29,943	17,881	47,824	—	2007		*
1470	Poway	CA	—	5,000	12,200	5,727	5,000	17,927	22,927	(3,524)	2007	40
1471	Poway	CA	—	5,200	14,200	4,253	5,200	18,453	23,653	(3,011)	2007	40
1478	Poway	CA	—	6,700	14,400	6,145	6,700	20,545	27,245	(4,190)	2007	40
1499	Redwood City	CA	—	3,400	5,500	1,656	3,407	7,149	10,556	(1,096)	2007	40
1500	Redwood City	CA	—	2,500	4,100	1,188	2,506	5,282	7,788	(768)	2007	40
1501	Redwood City	CA	—	3,600	4,600	397	3,607	4,990	8,597	(708)	2007	30
1502	Redwood City	CA	—	3,100	5,100	804	3,107	5,651	8,758	(779)	2007	31
1503	Redwood City	CA	—	4,800	17,300	2,796	4,818	20,078	24,896	(1,966)	2007	31
1504	Redwood City	CA	—	5,400	15,500	856	5,418	16,338	21,756	(1,762)	2007	31
1505	Redwood City	CA	—	3,000	3,500	603	3,006	4,097	7,103	(650)	2007	40
1506	Redwood City	CA	—	6,000	14,300	3,020	6,018	17,302	23,320	(2,001)	2007	40
1507	Redwood City	CA	—	1,900	12,800	6,860	1,912	19,648	21,560	(789)	2007		*
1508	Redwood City	CA	—	2,700	11,300	6,547	2,712	17,835	20,547	(708)	2007		*
1509	Redwood City	CA	—	2,700	10,900	1,335	2,712	12,223	14,935	(1,280)	2007	40
1510	Redwood City	CA	—	2,200	12,000	5,193	2,212	17,181	19,393	(1,382)	2007	38
1511	Redwood City	CA	—	2,600	9,300	1,475	2,612	10,763	13,375	(1,266)	2007	26
1512	Redwood City	CA	—	3,300	18,000	123	3,300	18,123	21,423	(1,995)	2007	40
1513	Redwood City	CA	—	3,300	17,900	123	3,300	18,023	21,323	(1,983)	2007	40
0679	San Diego	CA	—	7,872	34,617	17,163	7,872	51,781	59,653	(10,246)	2002	39
1558	San Diego	CA	—	7,740	22,654	535	7,778	23,151	30,929	(2,453)	2007	38
0837	San Diego	CA	—	4,630	2,029	6,125	4,630	8,153	12,783	(851)	2006	31	†
0838	San Diego	CA	—	2,040	902	4,301	2,040	5,203	7,243	(95)	2006		*
0839	San Diego	CA	—	3,940	3,184	4,459	3,940	6,848	10,788	(1,866)	2006	40
0840	San Diego	CA	—	5,690	4,579	673	5,690	5,252	10,942	(984)	2006	40
1420	San Diego	CA	—	6,524	—	2,824	6,524	2,824	9,348	—	2007		*
1947	San Diego	CA	12,423	2,581	10,534	20	2,581	10,554	13,135	(351)	2011	30
1948	San Diego	CA	25,646	5,879	25,305	18	5,879	25,324	31,203	(844)	2011	30
1949	San Diego	CA	8,206	2,686	11,045	386	2,686	11,432	14,118	(370)	2011	30
1950	San Diego	CA	1,181	884	2,796	—	884	2,796	3,680	(93)	2011	30
1410	South San Francisco	CA	—	4,900	18,100	147	4,900	18,247	23,147	(1,999)	2007	40
1411	South San Francisco	CA	—	8,000	27,700	84	8,000	27,784	35,784	(3,059)	2007	40
1413	South San Francisco	CA	—	8,000	28,299	252	8,000	28,550	36,550	(3,129)	2007	40
1414	South San Francisco	CA	—	3,700	20,800	—	3,700	20,800	24,500	(2,297)	2007	40
1418	South San Francisco	CA	—	11,700	31,243	5,885	11,700	37,127	48,827	(4,055)	2007	40
1421	South San Francisco	CA	—	7,000	33,779	—	7,000	33,779	40,779	(3,730)	2007	40
1422	South San Francisco	CA	—	14,800	7,600	3,119	14,800	10,719	25,519	(1,310)	2007	30
1423	South San Francisco	CA	—	8,400	33,144	—	8,400	33,144	41,544	(3,660)	2007	40
1431	South San Francisco	CA	—	7,000	15,500	157	7,000	15,657	22,657	(1,714)	2007	40
1439	South San Francisco	CA	—	11,900	68,848	39	11,900	68,887	80,787	(7,602)	2007	40
1440	South San Francisco	CA	—	10,000	57,954	—	10,000	57,954	67,954	(6,400)	2007	40
1441	South San Francisco	CA	—	9,300	43,549	—	9,300	43,549	52,849	(4,809)	2007	40
1442	South San Francisco	CA	—	11,000	47,289	81	11,000	47,370	58,370	(5,238)	2007	40
1443	South San Francisco	CA	—	13,200	60,932	1,158	13,200	62,090	75,290	(6,188)	2007	40
1444	South San Francisco	CA	—	10,500	33,776	392	10,500	34,168	44,668	(3,729)	2007	40
1445	South San Francisco	CA	—	10,600	34,083	—	10,600	34,083	44,683	(3,763)	2007	40
1448	South San Francisco	CA	—	14,100	71,344	52	14,100	71,396	85,496	(7,882)	2007	40
1449	South San Francisco	CA	—	12,800	63,600	472	12,800	64,072	76,872	(7,107)	2007	40
1450	South San Francisco	CA	—	11,200	79,222	20	11,200	79,242	90,442	(8,749)	2007	40
1451	South San Francisco	CA	—	7,200	50,856	66	7,200	50,922	58,122	(5,621)	2007	40
1452	South San Francisco	CA	—	14,400	101,362	107	14,400	101,469	115,869	(11,193)	2007	40
1458	South San Francisco	CA	—	10,900	20,900	4,094	10,909	24,787	35,696	(4,432)	2007	40
1459	South San Francisco	CA	—	3,600	100	159	3,600	259	3,859	(83)	2007	5
1460	South San Francisco	CA	—	2,300	100	65	2,300	165	2,465	(88)	2007	5
1461	South San Francisco	CA	—	3,900	200	117	3,900	317	4,217	(177)	2007	5
1462	South San Francisco	CA	—	7,117	600	3,589	7,117	3,924	11,041	(583)	2007		*
1464	South San Francisco	CA	—	7,403	700	7,607	7,403	8,307	15,710	(331)	2007		*
1468	South San Francisco	CA	—	10,100	24,013	2,796	10,100	26,809	36,909	(4,322)	2007	40
1454	South San Francisco	CA	—	11,100	47,738	9,369	11,100	57,108	68,208	(6,773)	2007	40
1455	South San Francisco	CA	—	9,700	41,937	5,835	10,261	47,211	57,472	(5,367)	2007	40
1456	South San Francisco	CA	—	6,300	22,900	8,196	6,300	31,096	37,396	(3,761)	2007	40
1480	South San Francisco	CA	—	32,210	3,110	8,319	32,210	11,429	43,639	—	2007		*
1463	South San Francisco	CA	—	10,381	2,300	16,083	10,381	18,383	28,764	(652)	2007		*
1435	South San Francisco	CA	—	13,800	42,500	32,758	13,800	75,258	89,058	(4,604)	2007	40
1436	South San Francisco	CA	—	14,500	45,300	34,081	14,500	79,381	93,881	(4,819)	2007	40
1437	South San Francisco	CA	—	9,400	24,800	16,977	9,400	41,777	51,177	(2,085)	2007	40
1559	South San Francisco	CA	—	5,666	5,773	183	5,691	5,931	11,622	(4,839)	2007	5
1560	South San Francisco	CA	—	1,204	1,293	15	1,210	1,302	2,512	(1,063)	2007	5
1408	South San Francisco	CA	1,510	9,000	17,800	61	9,000	17,861	26,861	(1,965)	2007	40
1412	South San Francisco	CA	2,015	10,100	22,521	—	10,100	22,521	32,621	(2,487)	2007	40
1430	South San Francisco	CA	2,087	10,700	23,621	212	10,700	23,832	34,532	(2,628)	2007	40
1409	South San Francisco	CA	3,228	18,000	38,043	421	18,000	38,464	56,464	(4,211)	2007	40
1407	South San Francisco	CA	3,256	28,600	48,700	4,020	28,600	52,720	81,320	(6,474)	2007	35
1982	South San Francisco	CA	—	64,900	—	4,358	64,900	4,358	69,258	—	2011		*

							Gross Amount at Which Carried As of December 31, 2011					Life on Which Depreciation in Latest Income Statement is Computed
				Initial Cost to Company
						Costs Capitalized Subsequent to Acquisition
City		State	Encumbrances at December 31, 2011	Land	Buildings and Improvements		Land	Buildings and Improvements	Total(1)	Accumulated Depreciation	Year Acquired/ Constructed
1604	Cambridge	MA	—	8,389	10,630	9,326	8,389	19,956	28,345	—	2010		*
2011	Durham	NC	9,481	447	6,152	416	447	6,569	7,016	—	2011		*
0461	Salt Lake City	UT	—	500	8,548	—	500	8,548	9,048	(2,651)	2001	33
0462	Salt Lake City	UT	—	890	15,623	—	890	15,624	16,514	(4,265)	2001	38
0463	Salt Lake City	UT	—	190	9,875	—	190	9,875	10,065	(2,316)	2001	43
0464	Salt Lake City	UT	—	630	6,921	62	630	6,984	7,614	(1,951)	2001	38
0465	Salt Lake City	UT	—	125	6,368	6	125	6,374	6,499	(1,495)	2001	43
0466	Salt Lake City	UT	—	—	14,614	7	—	14,621	14,621	(2,907)	2001	43
0507	Salt Lake City	UT	—	280	4,345	34	280	4,379	4,659	(917)	2002	43
0537	Salt Lake City	UT	—	—	6,517	—	—	6,517	6,517	(1,346)	2002	35
0799	Salt Lake City	UT	—	—	14,600	90	—	14,690	14,690	(1,772)	2005	40
1593	Salt Lake City	UT	—	—	23,998	—	—	23,998	23,998	(1,030)	2010	33

			$69,033	$954,205	$2,193,335	$384,807	$955,261	$2,574,906	$3,530,167	$(292,318)

Medical office
0638	Anchorage	AK	$6,373	$1,456	$10,650	$35	$1,456	$10,635	$12,091	$(1,611)	2000	34
0520	Chandler	AZ	—	3,669	13,503	1,794	3,669	15,053	18,722	(2,796)	2002	40
0468	Oro Valley	AZ	—	1,050	6,774	490	1,050	6,697	7,747	(1,480)	2001	43
0356	Phoenix	AZ	—	780	3,199	827	780	3,837	4,617	(1,703)	1999	32
0470	Phoenix	AZ	—	280	877	42	280	918	1,198	(209)	2001	43
1066	Scottsdale	AZ	—	5,115	14,064	1,703	4,791	16,085	20,876	(2,391)	2006	40
0453	Tucson	AZ	—	215	6,318	353	215	6,658	6,873	(2,177)	2000	35
0556	Tucson	AZ	—	215	3,940	131	215	3,741	3,956	(759)	2003	43
1041	Brentwood	CA	—	—	30,864	1,310	—	32,083	32,083	(4,412)	2006	40
1200	Encino	CA	6,681	6,151	10,438	1,883	6,391	12,081	18,472	(2,148)	2006	33
0234	Los Angeles	CA	—	2,848	5,879	1,163	3,009	5,273	8,282	(2,385)	1997	21
0436	Murietta	CA	—	400	9,266	1,366	439	10,032	10,471	(3,515)	1999	33
0239	Poway	CA	—	2,700	10,839	1,436	2,730	11,108	13,838	(4,393)	1997	35
0318	Sacramento	CA	—	2,860	21,850	5,744	2,860	26,824	29,684	(6,105)	1998		*
0235	San Diego	CA	—	2,863	8,913	2,861	3,068	9,963	13,031	(4,353)	1997	21
0236	San Diego	CA	—	4,619	19,370	3,366	4,711	17,619	22,330	(7,697)	1997	21
0421	San Diego	CA	—	2,910	17,362	4,519	2,910	21,881	24,791	(4,547)	1999		*
0564	San Jose	CA	2,764	1,935	1,728	1,325	1,935	2,933	4,868	(888)	2003	37
0565	San Jose	CA	6,436	1,460	7,672	482	1,460	8,148	9,608	(1,843)	2003	37
0659	San Jose	CA	—	1,718	3,124	370	1,718	3,417	5,135	(540)	2000	34
1209	Sherman Oaks	CA	—	7,472	10,075	1,877	7,741	11,673	19,414	(2,948)	2006	22
0439	Valencia	CA	—	2,300	6,967	940	2,309	7,097	9,406	(2,801)	1999	35
1211	Valencia	CA	—	1,344	7,507	444	1,383	7,913	9,296	(1,120)	2006	40
0440	West Hills	CA	—	2,100	11,595	1,771	2,100	11,137	13,237	(4,129)	1999	32
0728	Aurora	CO	—	—	8,764	524	—	9,288	9,288	(2,469)	2005	39
1196	Aurora	CO	—	210	12,362	1,099	210	13,426	13,636	(1,878)	2006	40
1197	Aurora	CO	—	200	8,414	735	200	9,149	9,349	(1,529)	2006	33
0882	Colorado Springs	CO	—	—	12,933	4,869	—	17,803	17,803	(3,147)	2007	40
0814	Conifer	CO	—	—	1,485	22	—	1,508	1,508	(236)	2005	40
1199	Denver	CO	—	493	7,897	346	558	8,178	8,736	(1,332)	2006	33
0808	Englewood	CO	—	—	8,616	1,270	—	9,761	9,761	(2,077)	2005	35
0809	Englewood	CO	—	—	8,449	2,095	—	10,258	10,258	(1,910)	2005	35
0810	Englewood	CO	—	—	8,040	2,475	—	10,515	10,515	(2,169)	2005	35
0811	Englewood	CO	—	—	8,472	1,227	—	9,692	9,692	(1,961)	2005	35
0812	Littleton	CO	—	—	4,562	960	79	5,407	5,486	(1,182)	2005	35
0813	Littleton	CO	—	—	4,926	681	5	5,576	5,581	(1,082)	2005	38
0570	Lone Tree	CO	—	—	—	18,450	—	18,509	18,509	(3,790)	2003	39
0666	Lone Tree	CO	14,410	—	23,274	750	—	24,013	24,013	(3,468)	2000	37
1076	Parker	CO	—	—	13,388	46	8	13,426	13,434	(1,937)	2006	40
0510	Thornton	CO	—	236	10,206	1,561	244	11,735	11,979	(2,590)	2002	43
0433	Atlantis	FL	—	—	5,651	445	33	5,746	5,779	(2,173)	1999	35
0434	Atlantis	FL	—	—	2,027	167	—	2,194	2,194	(753)	1999	34
0435	Atlantis	FL	—	—	2,000	361	—	2,261	2,261	(818)	1999	32
0602	Atlantis	FL	—	455	2,231	336	455	2,377	2,832	(402)	2000	34
0603	Atlantis	FL	—	1,507	2,894	1,629	1,507	4,391	5,898	(443)	2000	34
0604	Englewood	FL	—	170	1,134	211	170	1,330	1,500	(252)	2000	34
0609	Kissimmee	FL	—	788	174	170	788	321	1,109	(89)	2000	34
0610	Kissimmee	FL	—	481	347	221	481	568	1,049	(105)	2000	34
0671	Kissimmee	FL	5,561	—	7,574	1,277	—	8,821	8,821	(1,737)	2000	36
0612	Margate	FL	—	1,553	6,898	460	1,553	7,341	8,894	(1,109)	2000	34
0613	Miami	FL	8,724	4,392	11,841	2,024	4,392	13,697	18,089	(2,385)	2000	34
1067	Milton	FL	—	—	8,566	185	—	8,751	8,751	(1,171)	2006	40
0563	Orlando	FL	—	2,144	5,136	2,979	2,288	7,855	10,143	(2,081)	2003	37
0833	Pace	FL	—	—	10,309	2,464	—	12,773	12,773	(2,927)	2006	44
0834	Pensacola	FL	—	—	11,166	465	—	11,631	11,631	(1,540)	2006	45
0614	Plantation	FL	804	969	3,241	732	1,011	3,924	4,935	(760)	2000	34
0673	Plantation	FL	5,092	1,091	7,176	187	1,091	7,239	8,330	(1,126)	2002	36
0701	St. Petersburg	FL	—	—	10,141	3,243	—	13,241	13,241	(2,193)	2004	38
1210	Tampa	FL	5,418	1,967	6,602	3,076	2,067	9,533	11,600	(2,343)	2006	25
1058	McCaysville	GA	—	—	3,231	18	—	3,249	3,249	(431)	2006	40
1065	Marion	IL	—	100	11,484	89	100	11,572	11,672	(1,620)	2006	40
1057	Newburgh	IN	8,057	—	14,019	1,094	—	15,113	15,113	(1,959)	2006	40
0483	Wichita	KS	—	530	3,341	287	530	3,628	4,158	(823)	2001	45
1064	Lexington	KY	—	—	12,726	833	—	13,558	13,558	(2,017)	2006	40
0735	Louisville	KY	—	936	8,426	2,749	936	11,067	12,003	(6,033)	2005	11
0737	Louisville	KY	17,805	835	27,627	1,730	835	29,134	29,969	(5,838)	2005	37
0738	Louisville	KY	5,021	780	8,582	2,449	808	10,980	11,788	(4,126)	2005	18
0739	Louisville	KY	8,117	826	13,814	1,517	826	15,260	16,086	(3,325)	2005	38
0740	Louisville	KY	8,788	2,983	13,171	2,818	2,983	15,816	18,799	(3,514)	2005	30
1944	Louisville	KY	—	788	2,414	—	788	2,414	3,202	(97)	2010	25
1945	Louisville	KY	24,959	3,255	28,644	—	3,255	28,644	31,899	(955)	2010	30
1946	Louisville	KY	—	430	6,125	—	430	6,125	6,555	(204)	2010	30
1324	Haverhill	MA	—	800	8,537	1,069	800	9,606	10,406	(1,408)	2007	40
1213	Columbia	MD	—	1,115	3,206	954	1,115	4,160	5,275	(755)	2006	34
0361	GlenBurnie	MD	—	670	5,085	—	670	5,085	5,755	(1,840)	1999	35
1052	Towson	MD	—	—	14,233	3,524	—	15,719	15,719	(2,802)	2006	40
0240	Minneapolis	MN	—	117	13,213	1,111	117	14,175	14,292	(5,512)	1997	32
0300	Minneapolis	MN	1,770	160	10,131	2,383	160	12,163	12,323	(4,402)	1997	35
1059	Jackson	MS	—	—	8,869	19	—	8,887	8,887	(1,167)	2006	40
1060	Jackson	MS	6,082	—	7,187	2,160	—	9,347	9,347	(1,381)	2006	40
1078	Jackson	MS	—	—	8,413	688	—	9,101	9,101	(1,289)	2006	40
1068	Omaha	NE	13,956	—	16,243	360	17	16,576	16,593	(2,259)	2006	40
0729	Albuquerque	NM	—	—	5,380	162	—	5,542	5,542	(934)	2005	39
0348	Elko	NV	—	55	2,637	12	55	2,649	2,704	(973)	1999	35
0571	Las Vegas	NV	—	—	—	17,870	—	17,327	17,327	(3,530)	2003	40
0660	Las Vegas	NV	3,563	1,121	4,363	2,827	1,253	7,006	8,259	(1,717)	2000	34
0661	Las Vegas	NV	3,715	2,125	4,829	2,231	2,225	6,815	9,040	(1,358)	2000	34
0662	Las Vegas	NV	7,104	3,480	12,305	2,772	3,480	14,816	18,296	(2,836)	2000	34
0663	Las Vegas	NV	1,026	1,717	3,597	1,890	1,717	5,488	7,205	(1,396)	2000	34
0664	Las Vegas	NV	2,090	1,172	1,550	325	1,172	1,782	2,954	(542)	2000	34
0691	Las Vegas	NV	—	3,244	18,339	1,566	3,273	19,756	23,029	(5,562)	2004	30
1285	Cleveland	OH	—	823	2,726	457	853	3,152	4,005	(1,066)	2006	40
0400	Harrison	OH	—	—	4,561	300	—	4,861	4,861	(1,615)	1999	35
1054	Durant	OK	—	619	9,256	1,152	651	10,376	11,027	(1,346)	2006	40
0817	Owasso	OK	—	—	6,582	562	—	7,144	7,144	(1,767)	2005	40
0404	Roseburg	OR	—	—	5,707	—	—	5,707	5,707	(1,909)	1999	35
0252	Clarksville	TN	—	765	4,184	—	765	4,184	4,949	(1,643)	1998	35
0624	Hendersonville	TN	—	256	1,530	636	256	2,102	2,358	(522)	2000	34
0559	Hermitage	TN	—	830	5,036	4,574	830	9,477	10,307	(2,282)	2003	35
0561	Hermitage	TN	—	596	9,698	1,658	596	11,011	11,607	(2,688)	2003	37
0562	Hermitage	TN	—	317	6,528	1,701	317	7,973	8,290	(1,838)	2003	37
0154	Knoxville	TN	—	700	4,559	2,300	700	6,859	7,559	(1,980)	1994		*
0409	Murfreesboro	TN	—	900	12,706	—	900	12,706	13,606	(4,361)	1999	35
0625	Nashville	TN	9,288	955	14,289	1,337	955	15,507	16,462	(2,756)	2000	34
0626	Nashville	TN	3,823	2,050	5,211	1,514	2,055	6,658	8,713	(1,143)	2000	34
0627	Nashville	TN	542	1,007	181	520	1,007	681	1,688	(109)	2000	34
0628	Nashville	TN	5,414	2,980	7,164	936	2,980	8,070	11,050	(1,234)	2000	34
0630	Nashville	TN	546	515	848	225	528	1,059	1,587	(162)	2000	34
0631	Nashville	TN	—	266	1,305	550	266	1,752	2,018	(336)	2000	34
0632	Nashville	TN	—	827	7,642	1,898	827	9,479	10,306	(1,702)	2000	34
0633	Nashville	TN	9,776	5,425	12,577	2,921	5,425	15,466	20,891	(2,682)	2000	34
0634	Nashville	TN	8,938	3,818	15,185	2,498	3,818	17,427	21,245	(3,317)	2000	34
0636	Nashville	TN	445	583	450	—	583	450	1,033	(68)	2000	34
0573	Arlington	TX	8,718	769	12,355	1,575	769	13,864	14,633	(2,336)	2003	34
0576	Conroe	TX	2,847	324	4,842	1,413	324	6,152	6,476	(1,445)	2000	34
0577	Conroe	TX	5,237	397	7,966	1,047	397	9,009	9,406	(1,743)	2000	34
0578	Conroe	TX	5,472	388	7,975	90	388	8,039	8,427	(1,125)	2000	37
0579	Conroe	TX	1,789	188	3,618	581	188	4,181	4,369	(611)	2000	34

							Gross Amount at Which Carried As of December 31, 2011					Life on Which Depreciation in Latest Income Statement is Computed
				Initial Cost to Company
						Costs Capitalized Subsequent to Acquisition
City		State	Encumbrances at December 31, 2011	Land	Buildings and Improvements		Land	Buildings and Improvements	Total(1)	Accumulated Depreciation	Year Acquired/ Constructed
0581	Corpus Christi	TX	—	717	8,181	1,967	717	10,104	10,821	(2,235)	2000	34
0600	Corpus Christi	TX	—	328	3,210	1,639	328	4,648	4,976	(962)	2000	34
0601	Corpus Christi	TX	—	313	1,771	476	313	2,234	2,547	(454)	2000	34
0582	Dallas	TX	5,383	1,664	6,785	1,630	1,693	8,310	10,003	(1,656)	2000	34
1314	Dallas	TX	—	15,230	162,971	4,609	15,239	167,516	182,755	(24,422)	2006	35
0583	Fort Worth	TX	2,970	898	4,866	1,201	898	6,013	6,911	(1,124)	2000	34
0805	Fort Worth	TX	1,992	—	2,481	648	2	3,082	3,084	(788)	2005	25
0806	Fort Worth	TX	4,075	—	6,070	11	5	6,075	6,080	(1,022)	2005	40
1061	Granbury	TX	—	—	6,863	80	—	6,943	6,943	(934)	2006	40
0430	Houston	TX	—	1,927	33,140	1,663	2,019	34,558	36,577	(11,868)	1999	35
0446	Houston	TX	—	2,200	19,585	3,846	2,209	20,915	23,124	(11,476)	1999	17
0586	Houston	TX	—	1,033	3,165	751	1,033	3,791	4,824	(715)	2000	34
0589	Houston	TX	9,899	1,676	12,602	2,052	1,706	14,503	16,209	(2,805)	2000	34
0670	Houston	TX	—	257	2,884	649	297	3,468	3,765	(600)	2000	35
0702	Houston	TX	—	—	7,414	1,106	7	8,492	8,499	(1,526)	2004	36
1044	Houston	TX	—	—	4,838	3,158	—	7,911	7,911	(1,451)	2006	40
0590	Irving	TX	5,630	828	6,160	1,330	828	7,449	8,277	(1,220)	2000	34
0700	Irving	TX	—	—	8,550	2,882	—	11,429	11,429	(1,995)	2004	34
1202	Irving	TX	6,803	1,604	16,107	591	1,604	16,698	18,302	(2,250)	2006	40
1207	Irving	TX	6,148	1,955	12,793	138	1,986	12,900	14,886	(1,703)	2006	40
1062	Lancaster	TX	—	162	3,830	318	162	4,123	4,285	(640)	2006	39
0591	Lewisville	TX	5,259	561	8,043	434	561	8,451	9,012	(1,280)	2000	34
0144	Longview	TX	—	102	7,998	281	102	8,279	8,381	(3,242)	1992	45
0143	Lufkin	TX	—	338	2,383	40	338	2,423	2,761	(927)	1992	45
0568	McKinney	TX	—	541	6,217	493	541	6,296	6,837	(1,453)	2003	36
0569	McKinney	TX	—	—	636	7,527	—	7,650	7,650	(1,598)	2003	40
0596	Nassau Bay	TX	5,500	812	8,883	1,131	812	9,944	10,756	(1,520)	2000	37
1079	North Richland Hills	TX	—	—	8,942	344	—	9,153	9,153	(1,274)	2006	40
0142	Pampa	TX	—	84	3,242	548	84	3,790	3,874	(1,453)	1992	45
1048	Pearland	TX	—	—	4,014	3,960	—	7,974	7,974	(1,376)	2006	40
0447	Plano	TX	—	1,700	7,810	2,589	1,704	9,937	11,641	(3,416)	1999		*
0597	Plano	TX	7,734	1,210	9,588	1,420	1,210	10,916	12,126	(2,027)	2000	34
0672	Plano	TX	9,896	1,389	12,768	887	1,389	13,294	14,683	(2,187)	2002	36
1284	Plano	TX	—	2,049	18,793	1,039	2,087	19,007	21,094	(4,311)	2006	40
1286	Plano	TX	—	3,300	—	—	3,300	—	3,300	—	2006		**
0815	San Antonio	TX	—	—	9,193	762	12	9,913	9,925	(1,904)	2006	35
0816	San Antonio	TX	4,656	—	8,699	838	—	9,499	9,499	(1,773)	2006	35
0598	Sugarland	TX	3,898	1,078	5,158	1,359	1,084	6,375	7,459	(1,084)	2000	34
1081	Texarkana	TX	—	1,117	7,423	207	1,177	7,571	8,748	(1,068)	2006	40
0599	Texas City	TX	6,373	—	9,519	157	—	9,676	9,676	(1,392)	2000	37
0152	Victoria	TX	—	125	8,977	—	125	8,977	9,102	(3,405)	1994	45
1591	San Antonio	TX	—	—	7,309	239	—	7,548	7,548	(366)	2010	30
1977	San Antonio	TX	—	—	26,191	542	—	26,733	26,733	(833)	2011	30
1592	Bountiful	UT	5,241	999	7,426	54	999	7,481	8,480	(351)	2010	30
0169	Bountiful	UT	—	276	5,237	455	276	5,691	5,967	(1,957)	1995	45
0346	Castle Dale	UT	—	50	1,818	63	50	1,881	1,931	(698)	1998	35
0347	Centerville	UT	—	300	1,288	191	300	1,479	1,779	(567)	1999	35
0350	Grantsville	UT	—	50	429	39	50	468	518	(175)	1999	35
0469	Kaysville	UT	—	530	4,493	146	530	4,639	5,169	(1,046)	2001	43
0456	Layton	UT	—	371	7,073	357	389	7,359	7,748	(2,287)	2001	35
0359	Ogden	UT	—	180	1,695	121	180	1,764	1,944	(653)	1999	35
1283	Ogden	UT	—	106	4,464	455	106	4,466	4,572	(545)	2006	40
0357	Orem	UT	—	337	8,744	1,144	306	9,167	9,473	(3,597)	1999	35
0371	Providence	UT	—	240	3,876	198	256	3,798	4,054	(1,358)	1999	35
0353	Salt Lake City	UT	—	190	779	61	201	830	1,031	(313)	1999	35
0355	Salt Lake City	UT	—	180	14,792	759	180	15,502	15,682	(5,727)	1999	35
0467	Salt Lake City	UT	—	3,000	7,541	509	3,007	7,998	11,005	(2,129)	2001	38
0566	Salt Lake City	UT	—	509	4,044	792	509	4,691	5,200	(1,084)	2003	37
0354	Salt Lake City	UT	—	220	10,732	802	220	11,332	11,552	(4,132)	1999	35
0358	Springville	UT	—	85	1,493	163	85	1,657	1,742	(592)	1999	35
0482	Stansbury	UT	—	450	3,201	299	450	3,452	3,902	(814)	2001	45
0351	Washington Terrace	UT	—	—	4,573	1,502	—	5,723	5,723	(1,890)	1999	35
0352	Washington Terrace	UT	—	—	2,692	354	—	2,753	2,753	(981)	1999	35
0495	West Valley	UT	—	410	8,266	1,002	410	9,268	9,678	(2,593)	2002	35
0349	West Valley	UT	—	1,070	17,463	84	1,070	17,548	18,618	(6,451)	1999	35
1208	Fairfax	VA	—	8,396	16,710	1,722	8,408	18,419	26,827	(3,561)	2006	28
0572	Reston	VA	—	—	11,902	(121)	—	11,710	11,710	(2,402)	2003	43
0448	Renton	WA	—	—	18,724	1,195	—	19,379	19,379	(6,701)	1999	35
0781	Seattle	WA	—	—	52,703	2,324	—	52,372	52,372	(10,368)	2004	39
0782	Seattle	WA	—	—	24,382	3,369	21	26,923	26,944	(5,464)	2004	36
0783	Seattle	WA	—	—	5,625	863	—	6,440	6,440	(4,173)	2004	10
0785	Seattle	WA	—	—	7,293	1,207	—	7,742	7,742	(1,788)	2004	33
1385	Seattle	WA	—	—	38,925	437	—	39,352	39,352	(5,954)	2007	30
0884	Mexico City	DF	—	415	3,739	13	259	3,897	4,156	(531)	2006	40

			$328,608	$190,215	$1,784,246	$256,027	$192,117	$2,000,699	$2,192,816	$(431,122)

Post-acute/skilled nursing
0012	Livermore	CA	$—	$610	$1,711	$1,125	$610	$2,836	$3,446	$(2,784)	1985	25
0315	Perris	CA	—	336	3,021	—	336	3,021	3,357	(1,442)	1998	25
0237	Vista	CA	—	653	6,012	90	653	6,102	6,755	(3,109)	1997	25
0002	Fort Collins	CO	—	499	1,913	1,454	499	3,122	3,621	(3,121)	1985	25
0018	Morrison	CO	—	1,429	5,464	4,019	1,429	8,761	10,190	(8,544)	1985	24
0280	Statesboro	GA	—	168	1,508	—	168	1,508	1,676	(743)	1992	25
0297	Rexburg	ID	—	200	5,310	—	200	5,060	5,260	(1,952)	1998	35
0378	Anderson	IN	—	500	4,724	1,734	500	6,057	6,557	(1,849)	1999	35
0384	Angola	IN	—	130	2,900	566	130	3,466	3,596	(1,008)	1999	35
0385	Fort Wayne	IN	—	200	4,150	2,667	200	6,817	7,017	(1,743)	1999	38
0386	Fort Wayne	IN	—	140	3,760	—	140	3,760	3,900	(1,307)	1999	35
0387	Huntington	IN	—	30	2,970	338	30	3,308	3,338	(1,066)	1999	35
0373	Kokomo	IN	—	250	4,622	1,294	250	5,653	5,903	(1,335)	1999	45
0454	New Albany	IN	—	230	6,595	—	230	6,595	6,825	(2,026)	2001	35
0484	Tell City	IN	—	95	6,208	1,299	95	7,509	7,604	(1,634)	2001	45
0688	Cynthiana	KY	—	192	4,875	—	192	4,875	5,067	(839)	2004	40
0071	Mayfield	KY	—	218	2,797	—	218	2,792	3,010	(1,765)	1986	40
0298	Franklin	LA	—	405	3,424	—	405	3,424	3,829	(1,655)	1998	25
0299	Morgan City	LA	—	203	2,050	—	203	2,050	2,253	(991)	1998	25
0017	Westborough	MA	—	858	2,975	2,894	858	5,868	6,726	(4,046)	1985	30
0388	Las Vegas	NV	—	1,300	3,950	—	1,300	3,950	5,250	(1,373)	1999	35
0389	Las Vegas	NV	—	1,300	5,800	—	1,300	5,800	7,100	(2,016)	1999	35
0390	Fairborn	OH	—	250	4,850	—	250	4,850	5,100	(1,686)	1999	35
0391	Georgetown	OH	—	130	4,970	—	130	4,970	5,100	(1,728)	1999	35
0063	Marion	OH	—	218	2,971	—	218	2,965	3,183	(2,421)	1986	30
0038	Newark	OH	—	400	8,588	—	400	8,577	8,977	(6,009)	1986	35
0392	Port Clinton	OH	—	370	3,630	—	370	3,630	4,000	(1,262)	1999	35
0393	Springfield	OH	—	250	3,950	2,113	250	6,063	6,313	(1,532)	1999	35
0394	Toledo	OH	—	120	5,130	—	120	5,130	5,250	(1,783)	1999	35
0395	Versailles	OH	—	120	4,980	—	120	4,980	5,100	(1,731)	1999	35
0695	Carthage	TN	—	129	2,406	—	129	2,225	2,354	(471)	2004	35
0054	Loudon	TN	—	26	3,879	—	26	3,873	3,899	(2,761)	1986	35
0047	Maryville	TN	—	160	1,472	—	160	1,468	1,628	(830)	1986	45
0048	Maryville	TN	—	307	4,376	—	307	4,369	4,676	(2,392)	1986	45
0285	Fort Worth	TX	—	243	2,036	269	243	2,305	2,548	(1,129)	1998	25
0296	Ogden	UT	—	250	4,685	—	250	4,435	4,685	(1,690)	1998	35
0681	Fishersville	VA	—	751	7,734	—	751	7,220	7,971	(1,390)	2004	40
0682	Floyd	VA	—	309	2,263	—	309	1,893	2,202	(577)	2004	25
0689	Independence	VA	—	206	8,366	—	206	7,810	8,016	(1,481)	2004	40
0683	Newport News	VA	—	535	6,192	—	535	5,719	6,254	(1,100)	2004	40
0684	Roanoke	VA	—	586	7,159	—	586	6,696	7,282	(1,287)	2004	40
0685	Staunton	VA	—	422	8,681	—	422	8,136	8,558	(1,563)	2004	40
0686	Williamsburg	VA	—	699	4,886	—	699	4,464	5,163	(860)	2004	40
0690	Windsor	VA	—	319	7,543	—	319	7,018	7,337	(1,330)	2004	40
0687	Woodstock	VA	—	603	5,395	9	605	4,987	5,592	(960)	2004	40

			$—	$17,349	$202,881	$19,871	$17,351	$216,117	$233,468	$(84,321)

Hospital
0126	Little Rock	AR	$—	$709	$9,604	$—	$709	$9,587	$10,296	$(4,487)	1990	45
0113	Peoria	AZ	—	1,565	7,050	—	1,565	7,050	8,615	(3,396)	1988	45
1038	Fresno	CA	—	3,652	29,113	7,724	3,652	36,837	40,489	(9,694)	2006	40	†
0423	Irvine	CA	—	18,000	70,800	—	18,000	70,800	88,800	(24,618)	1999	35
0127	Colorado Springs	CO	—	690	8,338	—	690	8,338	9,028	(3,877)	1989	45
0425	Palm Beach Garden	FL	—	4,200	58,250	—	4,200	58,250	62,450	(20,250)	1999	35
0426	Roswell	GA	—	6,900	55,300	—	6,900	54,859	61,759	(19,122)	1999	35
0887	Atlanta	GA	—	4,300	13,690	—	4,300	13,690	17,990	(4,613)	2007	40
0112	Overland Park	KS	—	2,316	10,681	—	2,316	10,681	12,997	(5,327)	1989	45
0877	Slidell	LA	—	1,490	22,034	—	1,490	20,934	22,424	(2,704)	2006	40
1383	Baton Rouge	LA	—	690	8,545	86	690	8,632	9,322	(1,161)	2007	40
0429	Hickory	NC	—	2,600	69,900	—	2,600	69,900	72,500	(24,299)	1999	35
0886	Dallas	TX	—	1,820	8,508	26	1,820	8,534	10,354	(1,945)	2007	40
1319	Dallas	TX	—	18,840	138,235	1,091	18,840	139,326	158,166	(18,605)	2007	35
1384	Plano	TX	—	6,290	22,686	1,374	6,290	24,061	30,351	(3,335)	2007	25
0084	San Antonio	TX	—	1,990	11,184	—	1,990	11,174	13,164	(5,857)	1987	45
0885	Greenfield	WI	—	620	9,542	—	620	9,542	10,162	(1,846)	2006	40

			$—	$76,672	$553,460	$10,301	$76,672	$562,195	$638,867	$(155,136)

Total continuing operations properties			$1,764,571	$1,725,835	$8,527,387	$726,059	$1,729,677	$9,120,426	$10,850,103	$(1,470,226)

Corporate and other assets			—	—	2,729	4,014	—	3,442	3,442	(2,046)

Total			$1,764,571	$1,725,835	$8,530,116	$730,073	$1,729,677	$9,123,868	$10,853,545	$(1,472,272)

*
Property is in development and not yet placed in service or taken out of service and placed in redevelopment.

**
Represents land parcels which are not depreciated.

†
A portion of the property has been taken out of service and placed in redevelopment.

(1)
At December 31, 2011, the tax basis of the Company's net real estate assets is less than the reported amounts by approximately $1.7 billion.

          (b)   A summary of activity for real estate and accumulated depreciation for the years ended December 31, 2011, 2010 and 2009 follows (in thousands):

	Year ended December 31,
	2011	2010	2009
Real estate:
Balances at beginning of year	$9,900,305	$9,559,566	$9,430,977
Acquisition of real estate and development and improvements	1,049,723	377,354	119,221
Disposition of real estate	(21,737)	(61,139)	(60,134)
Balances associated with changes in reporting presentation(1)	(74,746)	24,524	69,502

Balances at end of year	$10,853,545	$9,900,305	$9,559,566

Accumulated depreciation:
Balances at beginning of year	$1,244,502	$1,029,775	$791,613
Depreciation expense	301,233	258,929	248,758
Disposition of real estate	(5,705)	(27,123)	(25,925)
Balances associated with changes in reporting presentation(1)	(67,758)	(17,079)	15,329

Balances at end of year	$1,472,272	$1,244,502	$1,029,775

(1)
The balances associated with changes in reporting presentation represent real estate and accumulated depreciation related to properties placed into discontinued operations as of December 31, 2011.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Use of Estimates

  Use of Estimates

        Management is required to make estimates and assumptions in the preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP"). These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from management's estimates.

Principles of Consolidation

  Principles of Consolidation

        The consolidated financial statements include the accounts of HCP, its wholly-owned subsidiaries and joint ventures or variable interest entities that it controls through voting rights or other means. All material intercompany transactions and balances have been eliminated upon consolidation.

        The Company is required to continually evaluate its variable interest entity ("VIE") relationships and consolidate these entities when it is determined to be the primary beneficiary of their operations. A VIE is broadly defined as an entity where either (i) the equity investors as a group, if any, lack the power through voting or similar rights to direct the activities of an entity that most significantly impact the entity's economic performance or (ii) the equity investment at risk is insufficient to finance that entity's activities without additional subordinated financial support.

        A variable interest holder is considered to be the primary beneficiary of a VIE if it has the power to direct the activities of a variable interest entity that most significantly impact the entity's economic performance and has the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the VIE. The Company qualitatively assesses whether it is (or is not) the primary beneficiary of a VIE. Consideration of various factors includes, but is not limited to, the Company's ability to direct the activities that most significantly impact the VIE's economic performance, its form of ownership interest, its representation on the VIE's governing body, the size and seniority of its investment, its ability and the rights of other investors to participate in policy making decisions and its ability to replace the manager of and/or liquidate the entity.

        For its investments in joint ventures, the Company evaluates the type of ownership rights held by the limited partner(s) that may preclude consolidation in circumstances in which the sole general partner would otherwise consolidate the limited partnership. The assessment of limited partners' rights and their impact on the presumption of control over a limited partnership by the sole general partner should be made when an investor becomes the sole general partner and should be reassessed if (i) there is a change to the terms or in the exercisability of the rights of the limited partners, (ii) the sole general partner increases or decreases its ownership in the limited partnership interests, or (iii) there is an increase or decrease in the number of outstanding limited partnership interests. The Company similarly evaluates the rights of managing members of limited liability companies.

Revenue Recognition

  Revenue Recognition

        The Company recognizes rental revenue from tenants on a straight-line basis over the lease term when collectibility is reasonably assured and the tenant has taken possession or controls the physical use of the leased asset. If the lease provides for tenant improvements, the Company determines whether the tenant improvements, for accounting purposes, are owned by the tenant or the Company. When the Company is the owner of the tenant improvements, the tenant is not considered to have taken physical possession or have control of the physical use of the leased asset until the tenant improvements are substantially completed. When the tenant is the owner of the tenant improvements, any tenant improvement allowance that is funded by the Company is treated as a lease incentive and amortized as a reduction of revenue over the lease term. Tenant improvement ownership is determined based on various factors including, but not limited to, the following criteria:

  •
  whether the lease stipulates how and on what a tenant improvement allowance may be spent;

  •
  whether the tenant or landlord retains legal title to the improvements at the end of the lease term;

  •
  whether the tenant improvements are unique to the tenant or general-purpose in nature; and

  •
  whether the tenant improvements are expected to have any residual value at the end of the lease term.

        Certain leases provide for additional rents contingent upon a percentage of the facility's revenue in excess of specified base amounts or other thresholds. Such revenue is recognized when actual results reported by the tenant, or estimates of tenant results, exceed the base amount or other thresholds, and only after the contingency has been removed (when the related thresholds are achieved). This may result in the recognition of rental revenue in periods subsequent to when such payments are received.

        Tenant recoveries related to the reimbursement of real estate taxes, insurance, repairs and maintenance, and other operating expenses are recognized as revenue in the period the expenses are incurred. The reimbursements are recognized and presented gross, as the Company is generally the primary obligor and, with respect to purchasing goods and services from third-party suppliers, has discretion in selecting the supplier and bears the associated credit risk.

        For leases with minimum scheduled rent increases, the Company recognizes income on a straight-line basis over the lease term when collectibility is reasonably assured. Recognizing rental income on a straight-line basis for leases results in recognized revenue amounts which differ from those that are contractually due from tenants. If the Company determines that collectibility of straight-line rents is not reasonably assured, the Company limits future recognition to amounts contractually owed and paid, and, when appropriate, establishes an allowance for estimated losses.

        Resident fee revenue is recorded when services are rendered and includes resident room and care charges, community fees and other resident charges. Residency agreements are generally for a term of 30 days to one year, with resident fees billed monthly. Revenue for certain care related services is recognized as services are provided and is billed monthly in arrears.

        The Company maintains an allowance for doubtful accounts, including an allowance for straight-line rent receivables, for estimated losses resulting from tenant defaults or the inability of tenants to make contractual rent and tenant recovery payments. The Company monitors the liquidity and creditworthiness of its tenants and operators on an ongoing basis. This evaluation considers industry and economic conditions, property performance, credit enhancements and other factors. For straight-line rent amounts, the Company's assessment is based on amounts estimated to be recoverable over the term of the lease.

        The Company receives management fees from its investments in certain joint venture entities for various services it provides as the managing member. Management fees are recorded as revenue when management services have been performed. Intercompany profit for management fees is eliminated.

        The Company recognizes gain on sales of real estate upon the closing of a transaction with the purchaser. Gains on properties sold are recognized using the full accrual method when the collectibility of the sales price is reasonably assured, the Company is not obligated to perform additional activities that may be considered significant, the initial investment from the buyer is sufficient and other profit recognition criteria have been satisfied. Gain on sales of real estate may be deferred in whole or in part until the requirements for gain recognition have been met.

        The Company uses the direct finance method of accounting to record income from direct financing leases ("DFLs"). For leases accounted for as DFLs, the future minimum lease payments are recorded as a receivable. Unearned income represents the net investment in the DFL, less the sum of minimum lease payments receivable and the estimated residual values of the leased properties. Unearned income is deferred and amortized to income over the lease terms to provide a constant yield when collectibility of the lease payments is reasonably assured. Investments in DFLs are presented net of unamortized and unearned income.

        Loans receivable are classified as held-for-investment based on management's intent and ability to hold the loans for the foreseeable future or to maturity. Loans held-for-investment are carried at amortized cost and are reduced by a valuation allowance for estimated credit losses as necessary. The Company recognizes interest income on loans, including the amortization of discounts and premiums, using the interest method. The interest method is applied on a loan-by-loan basis when collectibility of the future payments is reasonably assured. Premiums and discounts are recognized as yield adjustments over the life of the related loans. Loans are transferred from held-for-investment to held-for-sale when management's intent is to no longer hold the loans for the foreseeable future. Loans held-for-sale are recorded at the lower of cost or fair value.

        Allowances are established for loans and DFLs based upon an estimate of probable losses for the individual loans and DFLs deemed to be impaired. Loans and DFLs are impaired when it is deemed probable that the Company will be unable to collect all amounts due in accordance with the contractual terms of the loan or lease. An allowance is based upon the Company's assessment of the borrower's or lessee's overall financial condition; economic resources and payment record; the prospects for support from any financially responsible guarantors; and, if appropriate, the realizable value of any collateral. These estimates consider all available evidence including the expected future cash flows discounted at the loan's or DFL's effective interest rate, fair value of collateral, general economic conditions and trends, historical and industry loss experience, and other relevant factors, as appropriate.

        Loans and DFLs are placed on non-accrual status when management determines that the collectibility of contractual amounts is not reasonably assured. While on non-accrual status, loans or DFLs are either accounted for on a cash basis, in which income is recognized only upon receipt of cash, or on a cost-recovery basis, in which all cash receipts reduce the carrying value of the loan or DFL, based on the Company's expectation of future collectibility.

Real Estate

  Real Estate

        The Company's real estate assets, consisting of land, buildings and improvements are recorded at their fair value. The assumed liabilities, acquired tangible assets and identifiable intangibles are also recorded at their fair value. The Company assesses fair value based on cash flow projections that utilize appropriate discount and/or capitalization rates and available market information. Estimates of future cash flows are based on a number of factors including historical operating results, known and anticipated trends, as well as market and economic conditions. The fair value of tangible assets of an acquired property is based on the value of the property as if it is vacant.

        The Company records acquired "above and below market" leases at their fair value using discount rates which reflect the risks associated with the leases acquired. The amount recorded is based on the present value of the difference between (i) the contractual amounts to be paid pursuant to each in-place lease and (ii) management's estimate of fair market lease rates for each in-place lease, measured over a period equal to the remaining term of the lease for above market leases and the initial term plus the extended term for any leases with bargain renewal options. Other intangible assets acquired include amounts for in-place lease values that are based on the Company's evaluation of the specific characteristics of each property and the respective tenant's lease. Factors considered include estimates of carrying costs during hypothetical expected lease-up periods, market conditions and costs to execute similar leases. In estimating carrying costs, the Company includes estimates of lost rents at estimated market rates during the hypothetical expected lease-up periods, which are dependent on local market conditions and expected trends. In estimating costs to execute similar leases, the Company considers leasing commissions, legal and other related costs.

        The Company capitalizes direct construction and development costs, including predevelopment costs, interest, property taxes, insurance and other costs directly related and essential to the acquisition, development or construction of a real estate asset. The Company capitalizes construction and development costs while substantive activities are ongoing to prepare an asset for its intended use. The Company considers a construction project as substantially complete and held available for occupancy upon the completion of tenant improvements, but no later than one year from cessation of significant construction activity. Costs incurred after a project is substantially complete and ready for its intended use, or after development activities have ceased, are expensed as incurred. For redevelopment of existing operating properties, the Company capitalizes costs based on the net carrying value of the existing property under redevelopment plus the cost for the construction and improvement incurred in connection with the redevelopment. Costs previously capitalized related to abandoned acquisitions or developments are charged to earnings. Expenditures for repairs and maintenance are expensed as incurred. The Company considers costs incurred in conjunction with re-leasing properties, including tenant improvements and lease commissions, to represent the acquisition of productive assets and, accordingly, such costs are reflected as investing activities in the Company's consolidated statement of cash flows.

        The Company computes depreciation on properties using the straight-line method over the assets' estimated useful life. Depreciation is discontinued when a property is identified as held-for-sale. Buildings and improvements are depreciated over useful lives ranging up to 45 years. Above and below market lease intangibles are amortized primarily to revenue over the remaining noncancellable lease terms and bargain renewal periods, if any. In-place lease intangibles are amortized to expense over the remaining noncancellable lease term and bargain renewal periods, if any.

Impairment of Long-Lived Assets and Goodwill

  Impairment of Long-Lived Assets and Goodwill

        The Company assesses the carrying value of real estate assets and related intangibles ("real estate assets"), whenever events or changes in circumstances indicate that the carrying value of such asset or asset group may not be recoverable. The Company tests its real estate assets for impairment by comparing the sum of the expected future undiscounted cash flows to the carrying value of the real estate asset or asset group. If the carrying value exceeds the expected future undiscounted cash flows, an impairment loss will be recognized by adjusting the carrying value of the real estate asset or asset group to its fair value.

        Goodwill is tested for impairment at least annually. If it is determined, based on certain qualitative factors, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the Company applies the second step of the two-step approach. Potential impairment indicators and qualitative factors include a significant decline in real estate valuations, restructuring plans, current macroeconomic conditions, state of the equity and capital markets or a significant decline in the value of the Company's market capitalization. The second step of the two-step approach requires the fair value of a reporting unit to be allocated to all the assets and liabilities of the reporting unit as if it had been acquired in a business combination at the date of the impairment test. The excess fair value of the reporting unit over the fair value of assets and liabilities is the implied value of goodwill and is used to determine the amount of impairment. The Company selected the fourth quarter of each fiscal year to perform its annual impairment test.

Assets Held-for-Sale and Discontinued Operations

  Assets Held-for-Sale and Discontinued Operations

        Certain long-lived assets are classified as held-for-sale and are reported at the lower of their carrying value or their fair value less costs to sell and are no longer depreciated. Discontinued operations is a component of an entity that has either been disposed of or is deemed to be held-for-sale and, (i) the operations and cash flows of the component have been or will be eliminated from ongoing operations as a result of the disposal transaction, and (ii) the entity will not have any significant continuing involvement in the operations of the component after the disposal transaction.

Investments in Unconsolidated Joint Ventures

  Investments in Unconsolidated Joint Ventures

        Investments in entities which the Company does not consolidate but has the ability to exercise significant influence over operating and financial policies are reported under the equity method of accounting. Under the equity method of accounting, the Company's share of the investee's earnings or losses are included in the Company's consolidated results of operations.

        The initial carrying value of investments in unconsolidated joint ventures is based on the amount paid to purchase the joint venture interest or the fair value of the assets prior to the sale of interests in the joint venture. To the extent that the Company's cost basis is different from the basis reflected at the joint venture level, the basis difference is generally amortized over the lives of the related assets and liabilities, and such amortization is included in the Company's share of equity in earnings of the joint venture. The Company evaluates its equity method investments for impairment based upon a comparison of the fair value of the equity method investment to its carrying value. When the Company determines a decline in the fair value of an investment in an unconsolidated joint venture below its carrying value is other-than-temporary, an impairment is recorded. The Company recognizes gains on the sale of interests in joint ventures to the extent the economic substance of the transaction is a sale.

        The Company's fair values for its equity method investments are based on discounted cash flow models that include all estimated cash inflows and outflows over a specified holding period and, where applicable, any estimated debt premiums or discounts. Capitalization rates, discount rates and credit spreads utilized in these models are based upon assumptions that the Company believes to be within a reasonable range of current market rates for the respective investments.

Share-Based Compensation

  Share-Based Compensation

        Compensation expense for share-based awards granted to employees, including grants of employee stock options, are recognized in the consolidated statements of income based on their grant date fair market value. Compensation expense for awards with graded vesting schedules is generally recognized ratably over the period from the grant date to the date when the award is no longer contingent on the employee providing additional services.

Cash and Cash Equivalents
Cash and Cash Equivalents Cash and cash equivalents consist of cash on hand and short-term investments with maturities of three months or less when purchased.

Restricted Cash

  Restricted Cash

        Restricted cash primarily consists of amounts held by mortgage lenders to provide for (i) real estate tax expenditures, tenant improvements and capital expenditures, and (ii) security deposits and net proceeds from property sales that were executed as tax-deferred dispositions.

Derivatives

  Derivatives

        During its normal course of business, the Company uses certain types of derivative instruments for the purpose of managing interest rate risk. To qualify for hedge accounting, derivative instruments used for risk management purposes must effectively reduce the risk exposure that they are designed to hedge. In addition, at inception of a qualifying cash flow hedging relationship, the underlying transaction or transactions, must be, and are expected to remain, probable of occurring in accordance with the Company's related assertions.

        The Company recognizes all derivative instruments, including embedded derivatives required to be bifurcated, as assets or liabilities in the consolidated balance sheets at their fair value. Changes in the fair value of derivative instruments that are not designated as hedges or that do not meet the criteria of hedge accounting are recognized in earnings. For derivatives designated in qualifying cash flow hedging relationships, the change in fair value of the effective portion of the derivatives is recognized in accumulated other comprehensive income (loss), whereas the change in fair value of the ineffective portion is recognized in earnings. For derivatives designated in qualifying fair value hedging relationships, the change in fair value of the effective portion of the derivatives offsets the change in fair value of the hedged item, whereas the change in fair value of the ineffective portion is recognized in earnings.

        The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objectives and strategy for undertaking various hedge transactions. This process includes designating all derivatives that are part of a hedging relationship to specific forecasted transactions as well as recognized obligations or assets in the consolidated balance sheets. The Company also assesses and documents, both at inception of the hedging relationship and on a quarterly basis thereafter, whether the derivatives that are designated in hedging transactions are highly effective in offsetting the designated risks associated with the respective hedged items. If it is determined that a derivative ceases to be highly effective as a hedge, or that it is probable the underlying forecasted transaction will not occur, the Company discontinues hedge accounting prospectively and records the appropriate adjustment to earnings based on the current fair value of the derivative.

Income Taxes

  Income Taxes

        HCP, Inc. elected REIT status and believes it has always operated so as to continue to qualify as a REIT under Sections 856 to 860 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, HCP, Inc. will not be subject to U.S. federal income tax, provided that it continues to qualify as a REIT and makes distributions to stockholders equal to or in excess of its taxable income. In addition, the Company has formed several consolidated subsidiaries, which have elected REIT status. HCP, Inc. and its consolidated REIT subsidiaries are each subject to the REIT qualification requirements under Sections 856 to 860 of the Code. If any REIT fails to qualify as a REIT in any taxable year, it will be subject to federal income taxes at regular corporate rates and may be ineligible to qualify as a REIT for four subsequent tax years.

        HCP, Inc. and its consolidated REIT subsidiaries are subject to state and local income taxes in some jurisdictions, and in certain circumstances each REIT may also be subject to federal excise taxes on undistributed income. In addition, certain activities that the Company undertakes may be conducted by entities which elect to be treated as taxable REIT subsidiaries ("TRSs"). TRSs are subject to both federal and state income taxes. The Company recognizes tax penalties relating to unrecognized tax benefits as additional income tax expense. Interest relating to unrecognized tax benefits is recognized as interest expense.

Marketable Securities

  Marketable Securities

        The Company classifies its marketable equity and debt securities as available-for-sale. These securities are carried at their fair value with unrealized gains and losses recognized in stockholders' equity as a component of accumulated other comprehensive income (loss). Gains or losses on securities sold are determined based on the specific identification method. When the Company determines declines in fair value of marketable securities are other-than-temporary, a loss is recognized in earnings.

Capital Raising Issuance Costs

  Capital Raising Issuance Costs

        Costs incurred in connection with the issuance of common shares are recorded as a reduction of additional paid-in capital. Costs incurred in connection with the issuance of preferred shares are recorded as a reduction of the preferred stock amount. Debt issuance costs are deferred, included in other assets and amortized to interest expense over the remaining term of the related debt utilizing the interest method.

Segment Reporting

  Segment Reporting

        The Company's segments are based on its internal method of reporting which classifies operations by healthcare sector. The Company's business operations include five segments: (i) senior housing, (ii) post-acute/skilled nursing, (iii) life science, (iv) medical office and (v) hospital.

Noncontrolling Interests

  Noncontrolling Interests

        The Company reports arrangements with noncontrolling interests as a component of equity separate from the parent's equity. The Company accounts for purchases or sales of equity interests that do not result in a change in control as equity transactions. In addition, net income attributable to the noncontrolling interest is included in consolidated net income on the face of the consolidated statements of income and, upon a gain or loss of control, the interest purchased or sold, as well as any interest retained, is recorded at its fair value with any gain or loss recognized in earnings.

        The Company consolidates non-managing member limited liability companies ("DownREITs") because it exercises control, and noncontrolling interests in these entities are carried at cost. The non-managing member LLC Units ("DownREIT units") are exchangeable for an amount of cash approximating the then-current market value of shares of the Company's common stock or, at the Company's option, shares of the Company's common stock (subject to certain adjustments, such as stock splits and reclassifications). Upon exchange of DownREIT units for the Company's common stock, the carrying amount of the DownREIT units is reclassified to stockholders' equity.

Preferred Stock Redemptions
Preferred Stock Redemptions The Company recognizes the excess of the redemption value of cumulative redeemable preferred stock redeemed over its carrying amount as a charge to earnings.

Life Care Bonds Payable

  Life Care Bonds Payable

        Two of the Company's continuing care retirement communities ("CCRCs") issue non-interest bearing life care bonds payable to certain residents of the CCRCs. Generally, the bonds are refundable to the resident or to the resident's estate upon termination or cancellation of the CCRC agreement. An additional senior housing facility owned by the Company collects non-interest bearing occupancy fee deposits that are refundable to the resident or the resident's estate upon the earlier of the re-letting of the unit or after two years of vacancy. Proceeds from the issuance of new bonds are used to retire existing bonds, and since the maturity of the obligations for the three facilities is not determinable, no interest is imputed. These amounts are included in other debt in the Company's consolidated balance sheets.

Fair Value Measurement

  Fair Value Measurement

        The Company measures and discloses the fair value of nonfinancial and financial assets and liabilities utilizing a hierarchy of valuation techniques based on whether the inputs to a fair value measurement are considered to be observable or unobservable in a marketplace. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's market assumptions. This hierarchy requires the use of observable market data when available. These inputs have created the following fair value hierarchy:

  •
  Level 1—quoted prices for identical instruments in active markets;

  •
  Level 2—quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which significant inputs and significant value drivers are observable in active markets; and

  •
  Level 3—fair value measurements derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

        The Company measures fair value using a set of standardized procedures that are outlined herein for all assets and liabilities which are required to be measured at fair value. When available, the Company utilizes quoted market prices from an independent third party source to determine fair value and classifies such items in Level 1. In some instances where a market price is available, but the instrument is in an inactive or over-the-counter market, the Company consistently applies the dealer (market maker) pricing estimate and classifies the asset or liability in Level 2.

        If quoted market prices or inputs are not available, fair value measurements are based upon valuation models that utilize current market or independently sourced market inputs, such as interest rates, option volatilities, credit spreads and/or market capitalization rates. Items valued using such internally-generated valuation techniques are classified according to the lowest level input that is significant to the fair value measurement. As a result, the asset or liability could be classified in either Level 2 or Level 3 even though there may be some significant inputs that are readily observable. Internal fair value models and techniques used by the Company include discounted cash flow and Black-Scholes valuation models. The Company also considers its counterparty's and own credit risk on derivatives and other liabilities measured at their fair value. The Company has elected the mid-market pricing expedient when determining fair value.

Earnings per Share

  Earnings per Share

        Basic earnings per common share is computed by dividing net income applicable to common shares by the weighted average number of shares of common stock outstanding during the period. The Company accounts for unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents (whether paid or unpaid) as participating securities, which are included in the computation of earnings per share pursuant to the two-class method. Diluted earnings per common share is calculated by including the effect of dilutive and preferred securities.

Recent Accounting Pronouncements

  Recent Accounting Pronouncements

        In April 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2011-02, A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring ("ASU 2011-02"). The amendments in this update clarify, among other things, the guidance on a creditor's evaluation of whether it has granted a concession and whether a debtor is experiencing financial difficulties. The adoption of ASU 2011-02 on July 1, 2011 did not have an impact on the Company's consolidated financial position or results of operations.

        In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"). The amendments in this update result in additional fair value measurement and disclosure requirements within U.S. GAAP and IFRS. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The Company does not expect the adoption of ASU 2011-04 on January 1, 2012 to have an impact on its consolidated financial position or results of operations.

        In June 2011, the FASB issued Accounting Standards Update No. 2011-05, Presentation of Comprehensive Income ("ASU 2011-05"). The amendments require that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. In December 2011, the FASB deferred portions of this update in its issuance of ASU 2011-12 (see discussion below). The Company has elected the two-statement approach, and the required financial statements are presented herein.

        In September 2011, the FASB issued Accounting Standards Update No. 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment ("ASU 2011-08"). The amendments in the update permit an entity to first assess qualitative factors when determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount and whether it is necessary to perform the second step of the two-step goodwill impairment test described in Topic 350. The early adoption of ASU 2011-08 on December 31, 2011 did not have an impact on the Company's consolidated financial position or results of operations.

        In December 2011, the FASB issued Accounting Standards Update No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 to defer indefinitely the requirement of ASU 2011-05 to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented.

Reclassifications

  Reclassifications

        Certain amounts in the Company's consolidated financial statements for prior periods have been reclassified to conform to the current period presentation. Assets sold or held-for-sale and associated liabilities have been reclassified on the consolidated balance sheets and operating results reclassified from continuing to discontinued operations. As a result of the Company's joint venture with Brookdale Senior Living, Inc. ("Brookdale") in a structure permitted by the Housing and Economic Recovery Act of 2008 (commonly referred to as "RIDEA") on September 1, 2011, facility-level revenues from 21 senior housing communities are presented in "resident fees and services" on the consolidated income statements; all facility-level resident fee and service revenue previously reported in "rental and related revenues" has been reclassified to "resident fees and services" (see Note 12 for additional information regarding the 21 RIDEA facilities).

HCR ManorCare Acquisition (Tables)	12 Months Ended
Dec. 31, 2011
HCR ManorCare Acquisition
Schedule of total purchase price consideration paid

April 7, 2011
Payment of aggregate cash consideration, net of cash acquired	$3,801,624
HCP's loan investments in HCR ManorCare's debt settled at fair value(1)	1,990,406
Assumed HCR ManorCare accrued liabilities at fair value(2)	224,932

Total purchase consideration	$6,016,962

Legal, accounting and other fees and costs(3)	$26,839

(1)
The Company recognized a gain of approximately $23 million, included in interest income, which represents the fair value of the Company's existing mezzanine and mortgage loan investments in HCR ManorCare in excess of its carrying value on the acquisition date.

(2)
In August 2011, the Company paid or refunded these amounts to certain taxing authorities or the seller. These August 2011 cash payments are included in the "cash used in the HCR ManorCare Acquisition, net of cash acquired" that is presented in the consolidated statements of cash flows under investing activities.

(3)
Represents estimated fees and costs of $15.5 million and $11.3 million that were expensed and included in general and administrative expense and interest expense, respectively. These charges are directly attributable to the transaction and represent non-recurring costs.

Summary of fair values of assets acquired and liabilities assumed

Assets acquired
Net investments in direct financing leases	$6,002,074
Cash and cash equivalents	6,996
Intangible assets	14,888

Total assets acquired	6,023,958

Total liabilities assumed	224,932

Net assets acquired	$5,799,026

Schedule of pro forma results of operations

	Year Ended December 31,
	2011	2010
Revenues	$1,820,057	$1,703,568
Net income	655,352	745,119
Net income applicable to HCP, Inc.	639,749	731,433
Basic earnings per common share	$1.52	$1.86
Diluted earnings per common share	1.51	1.85

Other Real Estate Property Investments (Tables)	12 Months Ended
Dec. 31, 2011
Other Real Estate Property Investments
Schedule of real estate acquisitions

  A summary of acquisitions for the year ended December 31, 2011 follows (in thousands):

	Consideration			Assets Acquired
Acquisitions	Cash Paid	Debt Assumed	Noncontrolling Interest	Real Estate	Net Intangibles
Life science	$84,087	$57,869	$—	$133,210	$8,746
Medical office	29,743	—	1,500	26,191	5,052

	$113,830	$57,869	$1,500	$159,401	$13,798

                A summary of acquisitions for the year ended December 31, 2010 follows (in thousands):

	Consideration					Assets Acquired
Acquisitions	Cash Paid	Debt Assumed		DownREIT Units	Other Noncontrolling Interest	Real Estate	Net Intangibles
Senior housing	$143,926	$—		$—	$—	$141,500	$2,426
Life science	40,563	—		7,341	190	43,017	5,077
Medical office	27,463	33,503	(1)	1,926	735	57,390	6,237

	$211,952	$33,503		$9,267	$925	$241,907	$13,740

(1)
Debt assumed includes a related interest-rate swap liability with a fair value of $3.2 million, at acquisition.

Dispositions of Real Estate and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Dispositions of Real Estate and Discontinued Operations
Schedule of income from discontinued operations

	Year Ended December 31,
	2011	2010	2009
Rental and related revenues	$2,175	$6,624	$14,674

Depreciation and amortization expenses	772	2,439	4,389
Operating expenses	4	217	3,199
Other (income) expense, net	(33)	(40)	790

Income before impairments and gain on sales of real estate, net of income taxes	$1,432	$4,008	$6,296

Impairments	$—	$—	$125

Gain on sales of real estate, net of income taxes	$3,107	$19,925	$37,321

Number of properties held-for-sale	1	4	18
Number of properties sold	3	14	14

Number of properties included in discontinued operations	4	18	32

Net Investment in Direct Financing Leases (Tables)	12 Months Ended
Dec. 31, 2011
Net Investment in Direct Financing Leases
Schedule of net investment in direct financing leases

	December 31,
	2011		2010
Minimum lease payments receivable	$25,744,161	(1)	$1,266,129
Estimated residual values	4,010,514		409,270
Less unearned income	(23,026,898)		(1,065,738)

Net investment in direct financing leases	$6,727,777		$609,661

Properties subject to direct financing leases	361		27

(1)
The minimum lease payments receivable are primarily attributable to HCR ManorCare ($24.5 billion). The triple-net lease with HCR ManorCare provides for rent in the first year of $472.5 million. The rent increases by 3.5% per year after each of the first five years and by 3% for the remaining portion of the initial lease term. The properties are grouped into four pools, and HCR ManorCare has a one-time extension option for each pool with rent increased for the first year of the extension option to the greater of fair market rent or a 3% increase over the rent for the prior year. Including the extension options, which the Company determined to be bargain renewal options, the asset pools have total available terms ranging from 23 to 35 years.

Future minimum lease payments contractually due under direct financing leases

Year	Amount
2012	$532,561
2013	545,219
2014	563,994
2015	583,418
2016	603,513
Thereafter	22,915,456

$25,744,161

Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2011
Loans Receivable
Schedule of loans receivable

	December 31,
	2011			2010
	Real Estate Secured	Other Secured	Total	Real Estate Secured	Other Secured	Total
Mezzanine	$—	$90,148	$90,148	$—	$1,144,485	$1,144,485
Other	35,643	—	35,643	1,030,454	—	1,030,454
Unamortized discounts, fees and costs	(1,040)	(1,088)	(2,128)	(107,549)	(61,127)	(168,676)
Allowance for loan losses	—	(13,410)	(13,410)	—	(3,397)	(3,397)

	$34,603	$75,650	$110,253	$922,905	$1,079,961	$2,002,866

Summary of loans receivable secured by real estate

Final Maturity Date	Number of Loans		Payment Terms	Initial Principal Amount	Carrying Amount
				(in thousands)
2013	1		monthly payments of $99,200, accrues interest at 11.50%, and secured by three skilled nursing facilities in Michigan	$8,492	$8,223
2014	1		monthly payments of $16,000, accrues interest at 11.00%, and secured by one skilled nursing facility in Montana	1,900	1,523
2015	1		monthly interest-only payments beginning in 2013 and accrues interest at 8.00%, secured by a hospital in Louisiana	15,640	14,600
2016	4	(1)	aggregate monthly interest-only payments of $54,200 secured by four senior housing facilities located in Tennessee, Maryland, Pennsylvania and Texas that accrue interest at 8.25%	—	9,814
2017	1	(1)	monthly interest-only payments of $2,400, accrues interest at 8.25%, and secured by one senior housing facility in New Jersey	—	443

	8			$26,032	$34,603

(1)
Represents commitments to fund an aggregate of $101 million for five senior housing development projects.

Schedule of loan loss activity

Amount
Balance at January 1, 2011	$3,397
Additions(1)	10,013

Balance at December 31, 2011	$13,410

(1)
In September 2011 the Company recognized a total provision for losses of $15.4 million related to its Cirrus loan that is discussed above; $10.0 million of this provision reduced the carrying value of the loan and the remaining $5.4 million provision reduced the carrying value of the related accrued interest receivable (accrued interest on loans is presented in other assets; see Note 10 for additional information).

Investments in and Advances to Unconsolidated Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2011
Investments in and Advances to Unconsolidated Joint Ventures
HCP Ventures II purchase consideration

January 14, 2011
Cash paid for HCP Ventures II's partnership interest	$135,550
Fair value of HCP's 35% interest in HCP Ventures II (carrying value of $65,223 at closing)(1)	72,992

Total consideration	$208,542

Estimated fees and costs
Legal, accounting and other fees and costs(2)	$150
Debt assumption fees(3)	500

Total	$650

(1)
The Company recognized a gain of approximately $8 million, included in other income, net, which represents the fair value of the Company's 35% interest in HCP Ventures II in excess of its carrying value on the acquisition date.

(2)
Represents estimated fees and costs that were expensed and included in general and administrative expenses. These charges are directly attributable to the transaction and represent non-recurring costs.

(3)
Represents debt assumption fees that were capitalized as deferred debt costs.

Summary of fair values of the HCP Ventures II assets acquired and liabilities assumed

Assets acquired
Buildings and improvements	$683,033
Land	80,180
Cash	2,585
Restricted cash	1,861
Intangible assets	78,293

Total assets acquired	$845,952

Liabilities assumed
Mortgage debt	$635,182
Other liabilities	2,228

Total liabilities assumed	637,410

Net assets acquired	$208,542

Company owned interests in entities, accounted under equity method:

Entity(1)	Investments	Investment(2)	Ownership%
HCR ManorCare	post-acute/skilled nursing operations	$97,763	9.9(3)
HCP Ventures III, LLC	13 medical office buildings ("MOBs")	8,720	30
HCP Ventures IV, LLC	54 MOBs and 4 hospitals	35,272	20
HCP Life Science(4)	4 life science facilities	66,522	50 - 63
Horizon Bay Hyde Park, LLC	1 senior housing development	7,086	72
Suburban Properties, LLC	1 MOB	7,736	67
Advances to unconsolidated joint ventures, net		953

		$224,052

Edgewood Assisted Living Center, LLC	1 senior housing facility	$(356)	45
Seminole Shores Living Center, LLC	1 senior housing facility	(608)	50

		$(964)

(1)
These entities are not consolidated because the Company does not control, through voting rights or other means, the joint ventures. See Note 2 regarding the Company's accounting principles of consolidation.
(2)
Represents the carrying value of the Company's investment in the unconsolidated joint venture. See Note 2 regarding the Company's accounting policy for joint venture interests.

(3)
Subject to dilution of certain equity awards, the ownership percentage is approximately 9.3%. See discussion of the HCR ManorCare Acquisition in Note 3.

(4)
Includes three unconsolidated joint ventures between the Company and an institutional capital partner for which the Company is the managing member. HCP Life Science includes the following partnerships: (i) Torrey Pines Science Center, LP (50%); (ii) Britannia Biotech Gateway, LP (55%); and (iii) LASDK, LP (63%).

Summarized combined financial information for unconsolidated joint ventures:

	December 31,
	2011(1)	2010(2)
Real estate, net	$3,806,187	$1,633,209
Goodwill	3,243,100	—
Other assets, net	2,554,590	131,714

Total assets	$9,603,877	$1,764,923

Capital lease obligations and other debt	$6,373,500	$—
Mortgage debt	498,243	1,148,839
Accounts payable	1,083,581	32,120
Other partners' capital	1,465,536	415,697
HCP's capital(3)	183,017	168,267

Total liabilities and partners' capital	$9,603,877	$1,764,923

(1)
Includes the financial information of HCR ManorCare, in which the Company acquired an interest for $95 million that represented a 9.3% equity interest (adjusted for dilution for certain equity awards) on April 7, 2011.

(2)
Includes the financial information of HCP Ventures II, which was consolidated on January 14, 2011.
(3)
The combined basis difference of the Company's investments in these joint ventures of $39 million, as of December 31, 2011, is primarily attributable to goodwill, real estate, capital lease obligations, deferred tax assets and lease related net intangibles.

	Year Ended December 31,(1)
	2011(2)	2010	2009
Total revenues	$4,388,376	$172,972	$184,102
Net loss(3)(4)	(827,306)	(54,237)	(341)
HCP's share in earnings(3)(4)	46,750	4,770	3,511
HCP's impairment of its investment in HCP Ventures II(4)	—	(71,693)	—
Fees earned by HCP	2,073	4,666	5,312
Distributions received by HCP	5,681	9,738	14,142
(1)
Includes the financial information of HCP Ventures II, through January 14, 2011, at which time it was consolidated.

(2)
Includes the financial information of HCR ManorCare, in which the Company acquired an interest for $95 million that represented a 9.3% equity interest (adjusted for dilution for certain equity awards) on April 7, 2011.

(3)
The combined net loss for the year ended December 31, 2011, includes impairments, net of the related tax benefit, of $865 million related to HCR ManorCare's goodwill and intangible assets. The impairments at the operating entity were the result of reduced cash flows primarily caused by the reimbursement reductions for the Medicare skilled nursing facility Prospective Payment System announced by the Centers for Medicare & Medicaid Services (CMS) effective October 1, 2011. These reimbursement reductions were previously considered in the Company's underwriting assumptions for its initial investments in the operations of HCR ManorCare; therefore, the impairments are not considered to be part of the Company's basis in its investment. As such, HCR ManorCare's impairments during the year ended December 31, 2011 did not have an impact on the Company's share of earnings from or its investment in HCR ManorCare.

(4)
Net loss for the year ended December 31, 2010, includes an impairment of $54.5 million related to straight-line rent assets of HCP Ventures II (the "Ventures"). Concurrently, during the year ended December 31, 2010 HCP recognized a $71.7 million impairment of its investment in the Ventures that was primarily attributable to a reduction in the fair value of the Ventures' real estate assets and includes the Company's share of the impact of the Ventures' impairment of its straight-line rent assets. Therefore, HCP's share in earnings for the year ended December 31, 2010 does not include the impact of the Ventures' impairment of its straight-line rent assets.

Intangibles (Tables)	12 Months Ended
Dec. 31, 2011
Intangibles
Estimated aggregate amortization of intangible assets and liabilities for each of the five succeeding fiscal years and thereafter

	Intangible Assets	Intangible Liabilities
2012	$52,327	$17,841
2013	50,087	17,387
2014	47,386	16,925
2015	44,560	16,391
2016	41,571	15,931
Thereafter	137,832	39,667

	$373,763	$124,142

Other Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Assets
Schedule of other assets

	December 31,
	2011	2010
Straight-line rent assets, net of allowance of $34,457 and $35,190, respectively	$266,620	$206,862
Leasing costs, net	92,288	86,676
Deferred debt issuance costs, net	35,649	23,541
Goodwill	50,346	50,346
Marketable equity securities	17,053	—
Other	23,502	55,461

Total other assets	$485,458	$422,886

Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt Instrument
Summary of stated debt maturities and scheduled principal repayments

Year	Line of Credit	Senior Unsecured Notes	Mortgage Debt	Total(1)
2012	$—	$250,000	$66,761	$316,761
2013	—	550,000	367,374	917,374
2014	—	487,000	183,758	670,758
2015	454,000	400,000	302,102	1,156,102
2016	—	900,000	285,586	1,185,586
Thereafter	—	2,850,000	572,687	3,422,687

	454,000	5,437,000	1,778,268	7,669,268
(Discounts) and premiums, net	—	(20,937)	(13,697)	(34,634)

	$454,000	$5,416,063	$1,764,571	$7,634,634

(1)
Excludes $88 million of other debt that represents non-interest bearing Life Care Bonds and occupancy fee deposits at certain of the Company's senior housing facilities, which have no scheduled maturities.

Senior Unsecured Notes
Debt Instrument
Summary of debt outstanding and weighted average interest rate

Maturity	Principal Amount	Weighted Average Interest Rate
2012	$250,000	6.67%
2013	550,000	5.81
2014	487,000	3.28
2015	400,000	6.64
2016	900,000	5.07
2017	750,000	6.04
2018	600,000	6.83
2021	1,200,000	5.53
Thereafter	300,000	6.89

	5,437,000
Discounts, net	(20,937)

	$5,416,063

Mortgage Debt
Debt Instrument
Summary of debt outstanding and weighted average interest rate

Maturity	Amount	Weighted Average Interest Rate
2012	$66,761	4.91%
2013	367,374	6.04
2014	183,758	5.74
2015	302,102	6.01
2016	285,586	6.92
2017	512,460	6.10
2018	5,747	5.90
2019	1,184	N/A
2020	1,276	N/A
2021	4,242	5.57
Thereafter	47,778	5.18

	1,778,268
Discounts, net	(13,697)

	$1,764,571

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Schedule of Concentration of Credit Risk

	Percentage of Senior Housing Gross Assets		Percentage of Senior Housing Revenues
	December 31,		Year Ended December 31,
Operators	2011	2010	2011	2010	2009
HCR ManorCare(1)	14	—	10	—	—
Brookdale(2)	16	16	24	18	20
Emeritus(3)	18	26	23	19	16
Sunrise(3)(4)	22	30	18	29	38

	Percentage of Post-Acute/Skilled Nursing Gross Assets		Percentage of Post-Acute/Skilled Nursing Revenues
	December 31,		Year Ended December 31,
Operators	2011	2010	2011	2010	2009
HCR ManorCare(1)	94	75	83	71	51

  Total Company Concentrations:

	Percentage of Total Company Gross Assets		Percentage of Total Company Revenues
	December 31,		Year Ended December 31,
Operators	2011	2010	2011	2010	2009
HCR ManorCare(1)	35	12	27	9	7
Brookdale(2)	5	5	7	5	6
Emeritus(3)	6	8	7	6	5
Sunrise(3)(4)	7	10	6	9	11
(1)
On April 7, 2011, the Company completed the acquisition of HCR ManorCare's real estate assets, which included the settlement of the Company's HCR ManorCare debt investments, see Notes 3 and 7 for additional information.

(2)
For the year ended December 31, 2011, Brookdale percentages exclude $47.1 million of senior housing, related to 21 senior housing facilities that Brookdale operates on our behalf under a RIDEA structure. Assuming that these revenues were attributable to Brookdale, the percentage of segment and total revenues for Brookdale would be 33% and 10%, respectively, for the year ended December 31, 2011. Assuming that these assets were attributable to Brookdale, the percentage of segment and total assets for Brookdale would be 27% and 9%, respectively, for the year ended December 31, 2011.

(3)
27 properties formerly operated by Sunrise were transitioned to Emeritus effective November 1, 2010. For the year ended December 31, 2010, Sunrise percentages exclude $32.6 million of revenues for 27 properties due to the consolidation of four VIEs from August 31 2010 to November 1, 2010. Assuming that these revenues were attributable to Sunrise, the percentage of segment and total revenues for Sunrise would be 37% and 11%, respectively, for the year ended December 31, 2010.

(4)
Certain of our properties are leased to tenants who have entered into management contracts with Sunrise to operate the respective property on their behalf. To determine the Company's concentration of revenues generated from properties operated by Sunrise, we aggregate revenue from these tenants with revenue generated from the two properties that are leased directly to Sunrise.

Summary of annualized lease payments (base rent only) to be received from certain leases containing purchase options, including DFLs, subject to purchase options, in the year that the purchase options are exercisable

Year	Annualized Base Rent	Number of Properties
2012	$14,232	8
2013	34,759	16
2014	36,515	15
2015	16,115	14
2016	40,203	21
Thereafter	94,339	57

	$236,163	131

Future minimum lease obligations under non-cancelable ground and other operating leases

Year	Amount
2012	$5,455
2013	5,544
2014	4,928
2015	4,650
2016	3,705
Thereafter	178,430

$202,712

Equity (Tables)	12 Months Ended
Dec. 31, 2011
Equity
Schedule of cumulative redeemable preferred stock outstanding

Series	Shares Outstanding	Issue Price	Dividend Rate
Series E	4,000,000	$25/share	7.25%
Series F	7,820,000	$25/share	7.10%

Schedule of Company's annual preferred stock dividends per share

	Series E			Series F
	December 31,			December 31,
	2011	2010	2009	2011	2010	2009
	(unaudited)
Ordinary dividends	$1.4335	$1.6695	$1.2572	$1.4038	$1.6350	$1.2312
Capital gain dividends	0.3790	0.1430	0.5553	0.3712	0.1400	0.5438

	$1.8125	$1.8125	$1.8125	$1.7750	$1.7750	$1.7750

Schedule of Company's annual common stock dividends per share

	Year Ended December 31,
	2011	2010	2009
	(unaudited)
Ordinary dividends	$0.9259	$1.0935	$1.2763
Capital gain dividends	0.2448	0.0937	0.5637
Nondividend distributions	0.7493	0.6728	—

	$1.9200	$1.8600	$1.8400

Schedule of company's common stock issuances

	Year Ended December 31,
	2011	2010
	(shares in thousands)
Dividend Reinvestment and Stock Purchase Plan ("DRIP")	1,910	1,338
Conversion of DownREIT units	80	167
Exercise of stock options	1,157	253
Restricted stock awards(1)	—	224
Vesting of restricted stock units(1)	228	276
(1)
Issued under the Company's 2006 Performance Incentive Plan.

Schedule of accumulated other comprehensive income (loss)

	December 31,
	2011	2010
	(in thousands)
AOCI—unrealized losses on cash flow hedges, net	$(15,712)	$(10,312)
Supplemental Executive Retirement Plan minimum liability	(2,794)	(2,299)
Cumulative foreign currency translation adjustment	(1,076)	(626)

Total accumulated other comprehensive loss	$(19,582)	$(13,237)

Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2011
Segment Disclosures
Information of revenue of reportable segment

Segments	Rental Revenues(1)	Income From DFLs	Interest Income	Investment Management Fees	Total Revenues	NOI(2)
Senior housing	$428,760	$103,896	$178	$70	$532,904	$498,110
Post-acute/skilled nursing	38,003	360,808	98,450	—	497,261	398,218
Life science	288,151	—	—	4	288,155	235,355
Medical office	320,115	—	—	1,999	322,114	192,211
Hospital	83,128	—	1,236	—	84,364	78,798

Total	$1,158,157	$464,704	$99,864	$2,073	$1,724,798	$1,402,692

        For the year ended December 31, 2010:

Segments	Rental Revenues(1)	Income From DFLs	Interest Income	Investment Management Fees	Total Revenues	NOI(2)
Senior housing	$331,828	$49,438	$364	$2,300	$383,930	$352,469
Post-acute/skilled nursing	37,242	—	121,703	—	158,945	37,042
Life science	276,762	—	—	4	276,766	228,270
Medical office	309,285	—	—	2,362	311,647	181,400
Hospital	83,491	—	38,096	—	121,587	78,661

Total	$1,038,608	$49,438	$160,163	$4,666	$1,252,875	$877,842

        For the year ended December 31, 2009

Segments	Rental Revenues(1)	Income From DFLs	Interest Income	Investment Management Fees	Total Revenues	NOI(2)
Senior housing	$286,010	$51,495	$1,147	$2,789	$341,441	$335,980
Post-acute/skilled nursing	36,585	—	82,704	—	119,289	36,450
Life science	254,979	—	—	4	254,983	207,694
Medical office	306,297	—	—	2,519	308,816	175,818
Hospital	81,361	—	40,295	—	121,656	77,487

Total	$965,232	$51,495	$124,146	$5,312	$1,146,185	$833,429

(1)
Represents rental and related revenues, tenant recoveries, and resident fees and services.

(2)
NOI is a non-GAAP supplemental financial measure used to evaluate the operating performance of real estate. The Company defines NOI as rental revenues, including tenant recoveries, resident fees and services, and income from direct financing leases, less property level operating expenses. NOI excludes interest income, investment management fee income, depreciation and amortization, interest expense, general and administrative expenses, litigation settlement and provision, impairments, impairment recoveries, other income, net, income taxes, equity income from and impairments of investments in unconsolidated joint ventures, and discontinued operations. The Company believes NOI provides investors relevant and useful information because it measures the operating performance of the Company's real estate at the property level on an unleveraged basis. The Company uses NOI to make decisions about resource allocations and assess property level performance. The Company believes that net income is the most directly comparable GAAP measure to NOI. NOI should not be viewed as an alternative measure of operating performance to net income as defined by GAAP because it does not reflect the aforementioned excluded items. Further, the Company's definition of NOI may not be comparable to the definition used by other REITs, as those companies may use different methodologies for calculating NOI.

Reconciliation from NOI to reported net income

	Years ended December 31,
	2011	2010	2009
Net operating income from continuing operations	$1,402,692	$877,842	$833,429
Interest income	99,864	160,163	124,146
Investment management fee income	2,073	4,666	5,312
Depreciation and amortization	(356,623)	(311,008)	(315,736)
Interest expense	(419,337)	(288,538)	(298,600)
General and administrative	(96,150)	(83,046)	(77,899)
Litigation settlement and provision	(125,000)	—	(101,973)
(Impairments) recoveries	(15,400)	11,900	(75,389)
Other income, net	12,335	15,818	7,768
Income taxes	(1,249)	(412)	(1,910)
Equity income from unconsolidated joint ventures	46,750	4,770	3,511
Impairments of investment in unconsolidated joint venture	—	(71,693)	—
Total discontinued operations	4,539	23,933	43,492

Net income	$554,494	$344,395	$146,151

Reconciliation of company's assets to total assets

	December 31,
Segments	2011	2010
Senior housing	$5,911,352	$4,342,289
Post-acute/skilled nursing	5,644,472	2,133,640
Life science	3,886,851	3,709,528
Medical office	2,336,302	2,299,311
Hospital	757,618	770,038

Gross segment assets	18,536,595	13,254,806
Accumulated depreciation and amortization	(1,670,511)	(1,427,510)

Net segment assets	16,866,084	11,827,296
Real estate held-for-sale, net	4,159	20,961
Other non-segment assets	538,232	1,483,666

Total assets	$17,408,475	$13,331,923

Future Minimum Rents (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Rents
Future minimum lease payments to be received, excluding operating expense reimbursements, from tenants under non-cancelable operating leases

Year	Amount
2012	$931,190
2013	904,052
2014	851,711
2015	802,147
2016	751,847
Thereafter	3,240,862

$7,481,809

Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Compensation Plans
Summary of the option activity

	Shares Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2010	7,126	$27.69	6.7	$66,073
Granted	710	36.96
Exercised	(1,157)	26.61
Forfeited	(155)	33.32

Outstanding as of December 31, 2011	6,524	28.76	6.1	84,169

Exercisable as of December 31, 2011	3,239	28.60	4.7	42,309

Summary additional information concerning outstanding and exercisable stock options

				Currently Exercisable
			Weighted Average Remaining Contractual Term (Years)
Range of Exercise Price	Shares Under Options	Weighted Average Exercise Price		Shares Under Options	Weighted Average Exercise Price
$23.34 - $25.52	2,327	$23.81	6.1	1,032	$24.41
27.11 - 28.35	1,960	27.74	5.3	1,245	27.39
31.95 - 39.72	2,237	34.80	6.7	962	34.66

	6,524	28.76	6.1	3,239	28.60

Summary of additional information concerning unvested stock options

	Shares Under Options	Weighted Average Grant Date Fair Value
Unvested at December 31, 2010	3,889	$3.24
Granted	710	5.97
Vested	(1,159)	3.10
Forfeited	(155)	5.54

Unvested at December 31, 2011	3,285	3.77

Assumptions used for estimating fair value of stock options using Black-Scholes option valuation model

	2011	2010	2009
Risk-free rate	2.58%	2.77%	2.27%
Expected life (in years)	6.5	6.3	6.5
Expected volatility	31.8%	35.0%	26.0%
Expected dividend yield	6.1%	6.2%	7.3%

Summary of additional information concerning restricted stock and restricted stock units

	Restricted Stock Units	Weighted Average Grant Date Fair Value	Restricted Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2010	1,026	$29.71	536	$28.08
Granted	764	37.22	—	N/A
Vested	(228)	29.46	(162)	28.91
Forfeited	(84)	34.51	(35)	27.61

Unvested at December 31, 2011	1,478	32.59	339	27.75

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Reconciliation of unrecognized tax benefits

Amount
Balance at January 1, 2009	$8,856
Reductions based on prior years' tax positions	(881)
Additions based on 2009 tax positions	—

Balance at December 31, 2009	7,975
Reductions based on prior years' tax positions	(1,085)
Additions based on 2010 tax positions	—

Balance at December 31, 2010	6,890
Additions based on prior years' tax positions	1,783
Reductions based on prior years' tax positions	(6,890)
Additions based on 2011 tax positions	194

Balance at December 31, 2011	$1,977

Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Common Share
Computation of basic and diluted earnings per share

	Year Ended December 31,
	2011	2010	2009
Numerator
Income from continuing operations	$549,955	$320,462	$102,659
Noncontrolling interests' share in continuing operations	(15,603)	(13,686)	(14,461)

Income from continuing operations applicable to HCP, Inc.	534,352	306,776	88,198
Preferred stock dividends	(21,130)	(21,130)	(21,130)
Participating securities' share in continuing operations	(2,459)	(2,081)	(1,491)

Income from continuing operations applicable to common shares	510,763	283,565	65,577
Discontinued operations	4,539	23,933	43,492

Net income applicable to common shares	$515,302	$307,498	$109,069

Denominator
Basic weighted average common shares	398,446	305,574	274,216
Dilutive stock options and restricted stock	1,772	1,326	415

Diluted weighted average common shares	400,218	306,900	274,631

Basic earnings per common share
Income from continuing operations	$1.28	$0.93	$0.24
Discontinued operations	0.01	0.08	0.16

Net income applicable to common stockholders	$1.29	$1.01	$0.40

Diluted earnings per common share
Income from continuing operations	$1.28	$0.92	$0.24
Discontinued operations	0.01	0.08	0.16

Net income applicable to common shares	$1.29	$1.00	$0.40

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information
Supplemental Cash Flow Information

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Supplemental cash flow information:
Interest paid, net of capitalized interest	$348,455	$282,750	$291,936
Taxes paid	1,710	1,765	2,280
Capitalized interest	26,402	21,664	25,917
Supplemental schedule of non-cash investing activities:
Loan received upon real estate disposition	—	21,519	1,001
Accrued construction costs	11,525	3,558	3,253
Settlement of loans receivable as consideration for the HCR ManorCare Acquisition	1,990,406	—	—
Supplemental schedule of non-cash financing activities:
Secured debt obtained in purchase of participation in secured loan receivable	—	—	425,042
Restricted stock issued	—	224	305
Vesting of restricted stock units	228	276	194
Cancellation of restricted stock	35	52	53
Conversion of non-managing member units into common stock	3,456	6,135	23,045
Non-managing member units issued in connection with acquisitions	—	9,267	—
Mortgages included in the consolidation of HCP Ventures II	635,182	—	—
Mortgages assumed with real estate acquisitions	57,869	30,299	—
Unrealized gains (losses), net on available for sale securities and derivatives designated as cash flow hedges	(9,763)	(59)	82,995

Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2011
Variable Interest Entities
Variable Interest Entities

VIE Type	Maximum Loss Exposure(1)	Asset/Liability Type	Carrying Amount
VIE tenants—operating leases	$342,057	Lease intangibles, net and straight-line rent receivables	$15,164
VIE tenants—DFLs	1,161,614	Net investment in DFLs	592,198
Loan—senior secured	75,650	Loans receivable, net	75,650
(1)
The Company's maximum loss exposure related to the VIE tenants represents the future minimum lease payments over the remaining term of the respective leases, which may be mitigated by re-leasing the properties to new tenants. The Company's maximum loss exposure related to its loan to the VIE represents its current aggregate carrying amount.

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements
Fair value measurements of financial assets and liabilities

Financial assets and liabilities	Fair Value	Level 1	Level 2	Level 3
Marketable equity securities	$17,053	$17,053	$—	$—
Interest-rate swap liabilities(1)	(12,123)	—	(12,123)	—
Warrants(1)	1,334	—	—	1,334

	$6,264	$17,053	$(12,123)	$1,334

(1)
Interest rate swap and common stock warrant values are determined based on observable and unobservable market assumptions using standardized derivative pricing models.

Disclosures About Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Disclosures About Fair Value of Financial Instruments
Summary of the carrying amounts and fair values of financial instruments

	December 31,
	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Loans receivable, net	$110,253	$111,073	$2,002,866	$2,026,389
Marketable equity securities	17,053	17,053	—	—
Warrants	1,334	1,334	1,500	1,500
Bank line of credit	454,000	454,000	—	—
Senior unsecured notes	5,416,063	5,819,304	3,318,379	3,536,413
Mortgage debt	1,764,571	1,870,070	1,235,779	1,258,185
Other debt	87,985	87,985	92,187	92,187
Interest-rate swap assets	—	—	3,865	3,865
Interest-rate swap liabilities	12,123	12,123	7,920	7,920

Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments
Schedule of derivative instruments

Date Entered	Maturity Date	Hedge Designation	Fixed Rate	Floating Rate Index	Notional Amount	Fair Value(1)
July 2005(2)	July 2020	Cash Flow	3.82%	BMA Swap Index	$45,600	$(7,536)
November 2008(3)	October 2016	Cash Flow	5.95%	1 Month LIBOR+1.50%	27,600	(4,176)
July 2009(4)	July 2013	Cash Flow	6.13%	1 Month LIBOR+3.65%	14,000	(411)
(1)
Interest-rate swap assets are recorded in other assets, net and interest-rate swap liabilities are recorded in accounts payable and accrued liabilities on the consolidated balance sheets.

(2)
Represents three interest-rate swap contracts with an aggregate notional amount of $45.6 million, which hedge fluctuations in interest payments on variable-rate secured debt due to overall changes in the hedged cash flows.

(3)
Acquired in conjunction with mortgage debt assumed related to real estate acquired on December 28, 2010. Hedges fluctuations in interest payments on variable-rate secured debt due to fluctuations in the underlying benchmark interest rate.

(4)
Hedges fluctuations in interest payments on variable-rate secured debt due to fluctuations in the underlying benchmark interest rate.

Schedule of effect of change in interest rate

		Effects of Change in Interest Rates
Date Entered	Maturity Date	+50 Basis Points	-50 Basis Points	+100 Basis Points	-100 Basis Points
July 2005	July 2020	$1,664	$(1,952)	$3,472	$(3,760)
November 2008	October 2016	614	(630)	1,056	(1,252)
July 2009	July 2013	99	(109)	203	(213)

Selected Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Data
Selected quarterly information

	Three Months Ended During 2011
	March 31	June 30	September 30	December 31
	(in thousands, except per share data, unaudited)
Total revenues	$331,128	$488,126	$444,088	$461,456
Income before income taxes and equity income from and impairments of investments in unconsolidated joint ventures	72,882	219,214	158,086	54,272
Total discontinued operations	341	336	340	3,522
Net income	73,984	234,252	175,471	70,787
Net income applicable to HCP, Inc.	70,093	228,759	172,195	67,844
Dividends paid per common share	0.48	0.48	0.48	0.48
Basic earnings per common share	0.17	0.55	0.41	0.15
Diluted earnings per common share	0.17	0.55	0.41	0.15

	Three Months Ended During 2010
	March 31	June 30	September 30	December 31
	(in thousands, except per share data, unaudited)
Total revenues	$294,265	$301,315	$316,475	$340,820
Income before income taxes and equity income from and impairments of investments in unconsolidated joint ventures	81,883	85,452	93,446	127,016
Total discontinued operations	1,206	1,227	5,078	16,422
Net income	84,101	88,595	26,173	145,526
Net income applicable to HCP, Inc.	81,036	85,101	22,655	141,917
Dividends paid per common share	0.465	0.465	0.465	0.465
Basic earnings per common share	0.26	0.27	0.05	0.42
Diluted earnings per common share	0.25	0.27	0.05	0.42

Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2011 segment Property M D Y
Summary of Significant Accounting Policies
Residency agreement term, minimum (in days)	30
Residency agreement term, maximum (in years)	1
Maximum period available for occupancy from cessation of significant construction activity (in years)	1
Maximum useful life of building and improvements (in years)	45
Investments classified as cash equivalents, maximum maturity period (in months)	3
Failure to qualify as REIT, ineligibility period (in tax years)	4
Number of reportable segments	5
Number of CCRC issuing non-interest life care bonds	2
Minimum period of vacancy for non-interest bearing occupancy fee deposits that are refundable on re-letting (in years)	2
Number of properties that issue life care bonds or collect deposits	3
Number of senior living communities operated in a RIDEA structure	21

HCR ManorCare Acquisition (Details) (USD $)	1 Months Ended		9 Months Ended	12 Months Ended
	Apr. 30, 2011	Mar. 31, 2011 D	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Apr. 07, 2011 Property state
Total purchase price consideration
Payment of aggregate cash consideration, net of cash acquired			$ 113,830,000	$ 113,830,000	$ 211,952,000
HCP's loan investment in HCR ManorCare's debt settled at fair value			1,990,406,000	1,990,406,000
HCR ManorCare, Inc.
Acquisition
Number of post-acute, skilled nursing and assisted living facilities acquired						334
Number of states where acquired post-acute, skilled nursing and assisted living facilities are located						30
Amount paid for additional equity interest acquired through exercise of option						95,000,000
Percentage of additional interest acquired through exercise of option						9.90%
Total purchase price consideration
Payment of aggregate cash consideration, net of cash acquired						3,801,624,000
HCP's loan investment in HCR ManorCare's debt settled at fair value						1,990,406,000
Assumed HCR ManorCare accrued liabilities at fair value						224,932,000
Total purchase consideration						6,016,962,000
Legal, accounting and other fees and costs						26,839,000
Gain on settlement of loan investments	23,000,000
Cost of transaction classified as general and administrative expense						15,500,000
Cost of transaction classified as interest expense						11,300,000
Assets acquired
Net investments in direct financing leases						6,002,074,000
Cash and cash equivalents						6,996,000
Intangible assets						14,888,000
Total assets acquired						6,023,958,000
Total liabilities assumed						224,932,000
Net assets acquired						5,799,026,000
Length of bridge loan facility term (in days)		365
Bridge loan commitments obtained from a syndicate of banks		3,300,000,000
Charge incurred in interest expense related to write-off of unamortized loan fees associated with bridge loan facility		11,300,000
Total revenues			411,800,000
Net income (loss)			456,800,000
Unaudited pro forma consolidated results of operations
Revenues				1,820,057,000	1,703,568,000
Net income				655,352,000	745,119,000
Net income applicable to HCP, Inc.				$ 639,749,000	$ 731,433,000
Basic earnings per common share (in dollars per share)				$ 1.52	$ 1.86
Diluted earnings per common share (in dollars per share)				$ 1.51	$ 1.85

Other Real Estate Property Investments (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Oct. 05, 2006	Dec. 31, 2010 Senior housing	Dec. 31, 2011 Life science squarefoot Facility	Dec. 31, 2010 Life science Facility squarefoot	Dec. 31, 2011 Medical office	Dec. 31, 2010 Medical office
Acquisition
Consideration, Cash Paid	$ 113,830,000	$ 211,952,000		$ 143,926,000	$ 84,087,000	$ 40,563,000	$ 29,743,000	$ 27,463,000
Consideration, Debt Assumed	57,869,000	33,503,000			57,869,000			33,503,000
Consideration, DownREIT Units		9,267,000				7,341,000		1,926,000
Consideration, Noncontrolling Interest	1,500,000	925,000				190,000	1,500,000	735,000
Assets Acquired, Real Estate	159,401,000	241,907,000		141,500,000	133,210,000	43,017,000	26,191,000	57,390,000
Assets Acquired, Net Intangibles	13,798,000	13,740,000	35,000,000	2,426,000	8,746,000	5,077,000	5,052,000	6,237,000
Debt assumed, Interest-rate swap liability with a fair value at acquisition								3,200,000
Payments to acquire productive assets					$ 127,000,000	$ 135,000,000
Number of facilities placed into service					2	3
The square footage of facilities placed in service					88,000	329,000

Dispositions of Real Estate and Discontinued Operations (Details) (USD $)	12 Months Ended							3 Months Ended	12 Months Ended
	Dec. 31, 2011 Property	Dec. 31, 2010 Property	Dec. 31, 2009 Property	Dec. 31, 2011 Senior housing Property	Dec. 31, 2010 Senior housing	Dec. 31, 2010 Hospital	Dec. 31, 2010 Post-acute/skilled nursing	Mar. 31, 2012 Medical office	Dec. 31, 2010 Medical office
Dispositions of Real Estate
Number of properties disposed		14		3
Total consideration for disposition of real estate		$ 56,000,000		$ 19,000,000	$ 28,000,000	$ 15,000,000	$ 10,000,000	$ 7,000,000	$ 3,000,000
Operating income from discontinued operations
Rental and related revenues	2,175,000	6,624,000	14,674,000
Depreciation and amortization expenses	772,000	2,439,000	4,389,000
Operating expenses	4,000	217,000	3,199,000
Other (income) expense, net	(33,000)	(40,000)	790,000
Income before impairments and gain on sales of real estate, net of income taxes	1,432,000	4,008,000	6,296,000
Impairments			125,000
Gain on sales of real estate, net of income taxes	$ 3,107,000	$ 19,925,000	$ 37,321,000
Number of properties held for sale	1	4	18
Number of properties sold	3	14	14
Number of properties included in discontinued operations	4	18	32

Net Investment in Direct Financing Leases (Details) (USD $)	3 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended
	Mar. 31, 2010	Dec. 31, 2010 Property	Dec. 31, 2009	Dec. 31, 2011 Property	Apr. 30, 2010 lease	Dec. 31, 2011 HCR ManorCare, Inc. pool	Apr. 07, 2011 HCR ManorCare, Inc. Property	Dec. 31, 2011 HCR ManorCare, Inc. Maximum Y	Dec. 31, 2011 HCR ManorCare, Inc. Minimum Y
Net Investment in Direct Financing Leases
Minimum lease payments receivable		$ 1,266,129,000		$ 25,744,161,000		$ 24,500,000,000
Estimated residual values		409,270,000		4,010,514,000
Less unearned income		(1,065,738,000)		(23,026,898,000)
Net investment in direct financing leases		609,661,000		6,727,777,000
Number of properties subject to direct financing leases		27		361
Number of DFLs used as collateral for debt					3
Deposit to be retained, due to settlement agreement and plan of reorganization					5,000,000
Additional amount to be received, due to settlement agreement and plan of reorganization					9,600,000
Impairment recoveries	11,900,000	11,900,000
Impairment charges related to investments in DFLs			63,100,000
Acquisition
Minimum lease payments receivable		1,266,129,000		25,744,161,000		24,500,000,000
Rent receivable from triple-net lease with HCR ManorCare						472,500,000
Rate of increase in rent receivable per year after each of the first five years of initial lease term (as a percent)						3.50%
Rate of increase in rent receivable per year for remaining years of lease term (as a percent)						3.00%
Number of asset pools						4
Rate of increase in rent receivable for first year of extension option (as a percent)						3.00%
Total available term of asset pools (in years)								23	35
Number of post-acute, skilled nursing and assisted living facilities acquired							334
Capital leases future minimum payments receivable
2012				532,561,000
2013				545,219,000
2014				563,994,000
2015				583,418,000
2016				603,513,000
Thereafter				22,915,456,000
Total				$ 25,744,161,000

Loans Receivable (Details) (USD $)	12 Months Ended							1 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Real Estate Secured	Dec. 31, 2010 Real Estate Secured	Dec. 31, 2011 Other Secured	Dec. 31, 2010 Other Secured	Apr. 30, 2011 Genesis HealthCare Loans	Dec. 31, 2010 Genesis HealthCare Loans	Sep. 30, 2010 Genesis Senior Loans	Dec. 31, 2011 Genesis Senior Loans Maximum	Dec. 31, 2011 Genesis Senior Loans Minimum	Oct. 31, 2010 Genesis Mezzanine participation loan	Dec. 31, 2011 Genesis Mezzanine participation loan	Sep. 30, 2011 Cirrus Health senior secured loan	Dec. 31, 2009 Cirrus Health senior secured loan	Apr. 30, 2009 Cirrus Health senior secured loan	Dec. 31, 2011 Cirrus Health senior secured loan	Dec. 31, 2010 Cirrus Health senior secured loan	Dec. 31, 2008 Cirrus Health senior secured loan Y	Dec. 31, 2007 HCR ManorCare, mezzanine loan	Dec. 31, 2011 HCR ManorCare, mezzanine loan	Dec. 31, 2010 HCR ManorCare, mezzanine loan	Apr. 30, 2011 HCR ManorCare, Inc.	Jan. 31, 2011 HCR ManorCare, participation in first mortgage debt	Aug. 31, 2009 HCR ManorCare, participation in first mortgage debt	Dec. 31, 2011 HCR ManorCare, participation in first mortgage debt	Dec. 31, 2010 HCR ManorCare, participation in first mortgage debt
Loans receivable:
Mezzanine	$ 90,148,000	$ 1,144,485,000				$ 90,148,000	$ 1,144,485,000
Other	35,643,000	1,030,454,000		35,643,000	1,030,454,000
Unamortized discounts, fees and costs	(2,128,000)	(168,676,000)		(1,040,000)	(107,549,000)	(1,088,000)	(61,127,000)
Allowance for loan losses	(13,410,000)	(3,397,000)				(13,410,000)	(3,397,000)											(13,410,000)	(3,397,000)
Loan receivable, extension period of option (in years)																				1
Loans receivable, fees earned as compensation for extension																	1,100,000
Provision for loan loss															15,400,000	4,300,000
Loans receivable, net reported amount									293,000,000						75,700,000			75,700,000	93,100,000
Principal repayments on loans receivable and direct financing leases	303,941,000	63,953,000	10,952,000															2,100,000	1,900,000
Interest income recognized																			11,700,000
Reconciliation of beginning and ending allowance for loan losses
Balance at the beginning of the period	3,397,000					13,410,000	3,397,000											3,397,000
Additions																		10,013,000
Balance at the end of the period	13,410,000	3,397,000				13,410,000	3,397,000											13,410,000	3,397,000
Additions related to accrued interest receivable															5,400,000
Loans receivable, net	110,253,000	2,002,866,000		34,603,000	922,905,000	75,650,000	1,079,961,000																953,000,000				1,080,000,000	639,000,000
Loans receivable purchased, face or par value										278,000,000			50,000,000								1,000,000,000				360,000,000	720,000,000
Loans receivable purchased, discount																					100,000,000					130,000,000
Loan receivable purchased, acquisition cost										250,000,000			40,000,000								900,000,000					590,000,000
Debt instrument, variable rate basis											LIBOR (subject to a current floor increasing to 2.5% by maturity)	LIBOR (subject to a current floor of 1.5%)		LIBOR								one-month London Interbank Offered Rate ("LIBOR")					LIBOR
Debt instrument, basis spread on variable rate (as a percent)											5.75%	4.75%		7.50%								4.00%					1.25%
Additional interest income as a result of extinguishment of loans								34,800,000																23,000,000
Termination fee														2,300,000
Proceeds from repayment								$ 330,400,000

Loans Receivable (Details 2) (USD $)	12 Months Ended
Dec. 31, 2011 loan
Mortgage Loans on Real Estate
Number of loans receivable	8
Initial Principal Amount	$ 26,032,000
Carrying Amount	34,603,000
Future contractual principal payments to be received or receivable in 2012	300,000
Future contractual principal payments to be received or receivable in 2013	8,000,000
Future contractual principal payments to be received or receivable in 2014	1,500,000
Future contractual principal payments to be received or receivable in 2015	16,500,000
Future contractual principal payments to be received or receivable in 2016	9,000,000
Future contractual principal payments to be received or receivable after 2016	400,000
Payments due in 2013
Mortgage Loans on Real Estate
Number of loans receivable	1
Initial Principal Amount	8,492,000
Carrying Amount	8,223,000
Payments, Michigan, due in 2013
Mortgage Loans on Real Estate
Interest and principal payments	99,200
Fixed interest rate (as a percent)	11.50%
Payments, Michigan, due in 2013 | Post-acute/skilled nursing
Mortgage Loans on Real Estate
Number of collateral facilities	3
Payments due in 2014
Mortgage Loans on Real Estate
Number of loans receivable	1
Initial Principal Amount	1,900,000
Carrying Amount	1,523,000
Payments, Montana, due in 2014
Mortgage Loans on Real Estate
Interest and principal payments	16,000
Fixed interest rate (as a percent)	11.00%
Payments, Montana, due in 2014 | Post-acute/skilled nursing
Mortgage Loans on Real Estate
Number of collateral facilities	1
Payments due in 2015
Mortgage Loans on Real Estate
Number of loans receivable	1
Initial Principal Amount	15,640,000
Carrying Amount	14,600,000
Interest-only, Louisiana, due in 2015
Mortgage Loans on Real Estate
Fixed interest rate (as a percent)	8.00%
Payments due in 2016
Mortgage Loans on Real Estate
Number of loans receivable	4
Carrying Amount	9,814,000
Monthly interest-only payments, Tenessee, Maryland, Pennsylvania and Texas, due in 2016
Mortgage Loans on Real Estate
Monthly interest-only payment	54,200
Fixed interest rate (as a percent)	8.25%
Number of collateral facilities	4
Monthly interest-only payments, Tenessee, Maryland, Pennsylvania and Texas, due in 2016 and monthly interest-only payments, New Jersey, 2017
Mortgage Loans on Real Estate
Number of collateral facilities	5
Commitments to fund, five senior housing development projects	101,000,000
Monthly interest-only payments, New Jersey, 2017
Mortgage Loans on Real Estate
Number of loans receivable	1
Monthly interest-only payment	2,400
Fixed interest rate (as a percent)	8.25%
Number of collateral facilities	1
Carrying Amount	$ 443,000

Investments in and Advances to Unconsolidated Joint Ventures (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2011 HCP Ventures II	Jan. 14, 2011 HCP Ventures II Property
Acquisition
Percentage of interest acquired				65.00%
Number of senior housing facilities				25
Calculation of the HCP Ventures II purchase consideration and total purchase price
Cash paid for HCP Ventures II's partnership interest	$ 113,830	$ 211,952		$ 135,550
Fair value of HCP's 35% interest in HCP Ventures II (carrying value of $65,223 at closing)				72,992
Investments in and advances to unconsolidated joint ventures	224,052	195,847		65,223
Total purchase consideration				208,542
Estimated fees and costs
Legal, accounting and other fees and costs				150
Debt assumption fees				500
Total estimated fees and costs				650
Gain on consolidation of joint venture	7,769		8,000
Assets acquired
Buildings and improvements				683,033
Land				80,180
Cash				2,585
Restricted cash				1,861
Intangible assets				78,293
Total assets acquired				845,952
Liabilities assumed
Mortgage debt	635,182			635,182
Other liabilities				2,228
Total liabilities assumed				637,410
Net assets acquired				$ 208,542

Investments in and Advances to Unconsolidated Joint Ventures (Details 2) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended											12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 30, 2011 HCRMC Operations, LLC	Dec. 31, 2011 HCRMC Operations, LLC	Apr. 07, 2011 HCRMC Operations, LLC	Dec. 31, 2011 HCP Ventures III, LLC investment	Dec. 31, 2011 HCP Ventures IV, LLC investment	Dec. 31, 2011 HCP Life Science jointventure investment	Dec. 31, 2011 HCP Life Science Maximum	Dec. 31, 2011 HCP Life Science Minimum	Dec. 31, 2011 Torrey Pines Science Center, LP	Dec. 31, 2011 Britannia Biotech Gateway, LP	Dec. 31, 2011 LASDK, LP	Dec. 31, 2011 Horizon Bay Hyde Park, LLC investment	Dec. 31, 2011 Suburban Properties, LLC investment	Dec. 31, 2011 Advances to unconsolidated joint ventures, net	Dec. 31, 2011 Edgewood Assisted Living Center, LLC investment	Dec. 31, 2011 Seminole Shores Living Center, LLC investment	Dec. 31, 2011 HCP Ventures II	Oct. 31, 2010 HCP Ventures II	Sep. 30, 2010 HCP Ventures II
Company owned interests in entities, accounted under equity method:
Number of medical office buildings							13	54								1
Number of hospitals								4
Number of life science facilities									4
Number of senior housing facilities															1			1	1
Investments in and advances to unconsolidated joint ventures	$ 224,052,000	$ 195,847,000			$ 97,763,000		$ 8,720,000	$ 35,272,000	$ 66,522,000						$ 7,086,000	$ 7,736,000	$ 953,000
Investment reported in liabilities	(964,000)																	(356,000)	(608,000)
Investment ownership percentage						9.30%	30.00%	20.00%		63.00%	50.00%	50.00%	55.00%	63.00%	72.00%	67.00%		45.00%	50.00%		35.00%	35.00%
Ownership percentage subject to dilution				9.30%
Number of unconsolidated joint ventures									3
Payment to acquire equity method investment				95,000,000
Impairment related to goodwill					865,000,000
Impairment related to straight-line rent assets of HCP Ventures II																				54,500,000
Summarized combined financial information for unconsolidated joint ventures:
Real estate, net	3,806,187,000	1,633,209,000
Goodwill	3,243,100,000
Other assets, net	2,554,590,000	131,714,000
Total assets	9,603,877,000	1,764,923,000
Capital lease obligations and other debt	6,373,500,000
Mortgage debt	498,243,000	1,148,839,000
Accounts payable	1,083,581,000	32,120,000
Other partners' capital	1,465,536,000	415,697,000
HCP's capital	183,017,000	168,267,000
Total liabilities and partners' capital	9,603,877,000	1,764,923,000
Combined basis difference	39,000,000
Total revenues	4,388,376,000	172,972,000	184,102,000
Net (loss)	(827,306,000)	(54,237,000)	(341,000)
HCP's share in earnings	46,750,000	4,770,000	3,511,000
Impairments of investments in unconsolidated joint ventures		(71,693,000)
Fees earned by HCP	2,073,000	4,666,000	5,312,000
Distributions received by HCP	$ 5,681,000	$ 9,738,000	$ 14,142,000

Intangibles (Details) (USD $)	1 Months Ended		12 Months Ended			30 Months Ended
	Jun. 30, 2009	Oct. 31, 2006 Property	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009	Mar. 31, 2009	Oct. 05, 2006
Intangibles disclosure, details
Intangible assets, gross			$ 574,000,000	$ 511,400,000
Intangible assets, accumulated amortization			200,200,000	195,000,000
Remaining weighted-average amortization period of intangible assets (in years)			11	9
Intangibles, below market lease and above market ground lease			219,600,000	233,500,000
Intangible liabilities, below market lease and above market ground lease, accumulated amortization			95,500,000	85,400,000
Approximate remaining weighted-average amortization period of unfavorable market lease intangibles (in years)			8	8
Additional revenues from the amortization of net below market lease intangibles included in rental income			6,200,000	8,200,000	16,300,000
Additional expense from the amortization of net above market ground lease intangibles included in operating expenses			600,000	400,000	400,000
Additional expense from the amortization of lease-up and non-compete agreement intangibles included in depreciation and amortization expense			44,800,000	45,700,000	63,300,000
Allocated intangibles, CRP merger			13,798,000	13,740,000			35,000,000
Number of properties allocated CRP intangibles		15
Misstatement, valuation error, overstatement of intangible assets and understatement of building and improvements	28,000,000
Misstatement, understatement of revenues change						6,000,000
Misstatement, understatement of depreciation expense						2,000,000
Estimated aggregate amortization of Intangible Assets
Estimated aggregate amortization of intangible assets, 2012			52,327,000
Estimated aggregate amortization of intangible assets, 2013			50,087,000
Estimated aggregate amortization of intangible assets, 2014			47,386,000
Estimated aggregate amortization of intangible assets, 2015			44,560,000
Estimated aggregate amortization of intangible assets, 2016			41,571,000
Estimated aggregate amortization of intangible assets, thereafter			137,832,000
Total amortization of intangible assets			373,763,000
Estimate aggregate amortization of Intangible Liabilities
Estimated aggregate amortization of intangible liabilities, 2012			17,841,000
Estimated aggregate amortization of intangible liabilities, 2013			17,387,000
Estimated aggregate amortization of intangible liabilities, 2014			16,925,000
Estimated aggregate amortization of intangible liabilities, 2015			16,391,000
Estimated aggregate amortization of intangible liabilities, 2016			15,931,000
Estimated aggregate amortization of intangible liabilities, thereafter			39,667,000
Total amortization of intangible liabilities			$ 124,142,000

Other Assets (Details) (USD $)	1 Months Ended	12 Months Ended		12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Debt securities	Dec. 31, 2010 Equity securities
Marketable securities:
Proceeds from sale of marketable debt securities				$ 174,200,000	$ 4,800,000
Realized gains on marketable debt securities sold				13,400,000	1,100,000
Other assets, details:
Straight-line rent assets, net of allowance of $34,457 and $35,190, respectively		266,620,000	206,862,000
Allowance on straight-line rent assets		34,457,000	35,190,000
Leasing costs, net		92,288,000	86,676,000
Deferred debt issuance costs, net		35,649,000	23,541,000
Goodwill		50,346,000	50,346,000
Marketable equity securities		17,053,000
Other		23,502,000	55,461,000
Total other assets		485,458,000	422,886,000
Other-than-temporary impairment on securities		5,400,000
Purchase of equity marketable securities	$ 22,400,000

Debt (Details) (USD $)	12 Months Ended				1 Months Ended		1 Months Ended			12 Months Ended																				1 Months Ended		12 Months Ended
	Dec. 31, 2011 Property	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Bank Line of Credit	Mar. 31, 2010 Term Loan	Mar. 10, 2010 Term Loan	Sep. 30, 2011 Senior Unsecured Notes	Jan. 31, 2011 Senior Unsecured Notes	Sep. 30, 2010 Senior Unsecured Notes	Dec. 31, 2011 Senior Unsecured Notes Y	Sep. 29, 2011 Senior Unsecured Notes	Jan. 24, 2011 Senior Unsecured Notes Y	Dec. 31, 2011 Senior Unsecured Notes Debt instrument maturing in 2012	Dec. 31, 2011 Senior Unsecured Notes Debt instrument maturing in 2013	Dec. 31, 2011 Senior Unsecured Notes Debt instrument maturing in 2014	Dec. 31, 2011 Senior Unsecured Notes Debt instrument maturing in 2015	Dec. 31, 2011 Senior Unsecured Notes Debt instrument maturing in 2016	Dec. 31, 2011 Senior Unsecured Notes Debt instrument maturing in 2017	Dec. 31, 2011 Senior Unsecured Notes Debt instrument maturing in 2018	Dec. 31, 2011 Senior Unsecured Notes Debt instrument maturing in 2021	Dec. 31, 2011 Senior Unsecured Notes Debt instrument maturing thereafter	Jan. 31, 2011 Senior Unsecured, 2.70% notes due 2014	Jan. 24, 2011 Senior Unsecured, 2.70% notes due 2014	Jan. 31, 2011 Senior Unsecured, 3.75% notes due 2016	Jan. 24, 2011 Senior Unsecured, 3.75% notes due 2016	Jan. 31, 2011 Senior Unsecured, 5.375% notes due 2021	Jan. 24, 2011 Senior Unsecured, 5.375% notes due 2021	Jan. 31, 2011 Senior Unsecured, 6.75% notes due 2041	Jan. 24, 2011 Senior Unsecured, 6.75% notes due 2041	Jan. 31, 2012 Senior Unsecured, 3.75% notes due 2019	Jan. 23, 2012 Senior Unsecured, 3.75% notes due 2019	Dec. 31, 2011 Mortgage and Other Secured Debt Y Facility	Aug. 03, 2009 Mortgage and Other Secured Debt	Dec. 31, 2011 Mortgage and Other Secured Debt Debt instrument maturing in 2012	Dec. 31, 2011 Mortgage and Other Secured Debt Debt instrument maturing in 2013	Dec. 31, 2011 Mortgage and Other Secured Debt Debt instrument maturing in 2014	Dec. 31, 2011 Mortgage and Other Secured Debt Debt instrument maturing in 2015	Dec. 31, 2011 Mortgage and Other Secured Debt Debt instrument maturing in 2016	Dec. 31, 2011 Mortgage and Other Secured Debt Debt instrument maturing in 2017	Dec. 31, 2011 Mortgage and Other Secured Debt Debt instrument maturing in 2018	Dec. 31, 2011 Mortgage and Other Secured Debt Debt instrument maturing in 2019	Dec. 31, 2011 Mortgage and Other Secured Debt Debt instrument maturing in 2020	Dec. 31, 2011 Mortgage and Other Secured Debt Debt instrument maturing in 2021	Dec. 31, 2011 Mortgage and Other Secured Debt Debt instrument maturing thereafter	Dec. 31, 2011 Other Debt Property deposit
Debt Instrument
Line of credit facility, maximum borrowing capacity				$ 1,500,000,000
Length of revolving credit facility extension period (in years)				1 year
Line of credit facility additional aggregate amount				500,000,000
Debt instrument, variable rate basis				LIBOR	LIBOR
Debt instrument, facility fee (as a percent)				0.30%
Debt instrument, basis spread on variable rate (as a percent)				1.50%		2.00%
Debt instrument, effective interest rate (as a percent)										5.70%																						6.12%
Amount outstanding under revolving credit facility	454,000,000			454,000,000
Debt instrument, covenant debt to assets (as a percent)				60.00%
Debt instrument, covenant secured debt to assets (as a percent)				30.00%
Debt instrument, covenant unsecured debt to unencumbered assets (as a percent)				60.00%
Debt instrument, covenant minimum fixed charge coverage ratio				1.5
Debt instrument, covenant net worth				8,000,000,000
Repayments of term loans		200,000,000	320,000,000		200,000,000
Charge of unamortized issuance costs					1,300,000
Debt instrument, interest rate, effective percentage rate range minimum (as a percent)										1.45%																						1.96%
Debt instrument, interest rate, effective percentage rate range maximum (as a percent)										7.07%																						8.78%
Issuance of senior unsecured notes								2,400,000,000														400,000,000		500,000,000		1,200,000,000		300,000,000		450,000,000
Weighted-average maturity (in years)										6.34		10.3																				4.37
Net proceeds from issuance of senior unsecured notes								2,370,000,000																						444,000,000
Repayment of senior unsecured notes							292,000,000		200,000,000
Interest rate on repaid maturing debt (as a percent)									4.88%		4.82%												2.70%		3.75%		5.38%		6.75%		3.75%
2012	316,761,000									250,000,000																						66,761,000
2013	917,374,000									550,000,000																						367,374,000
2014	670,758,000									487,000,000																						183,758,000
2015	1,156,102,000			454,000,000						400,000,000																						302,102,000
2016	1,185,586,000									900,000,000																						285,586,000
Thereafter	3,422,687,000									2,850,000,000																						572,687,000
Debt instrument principal outstanding, total	7,669,268,000									5,437,000,000			250,000,000	550,000,000	487,000,000	400,000,000	900,000,000	750,000,000	600,000,000	1,200,000,000	300,000,000											1,778,268,000	425,000,000	66,761,000	367,374,000	183,758,000	302,102,000	285,586,000	512,460,000	5,747,000	1,184,000	1,276,000	4,242,000	47,778,000
Weighted-Average Interest Rate (as a percent)				2.26%								4.83%	6.67%	5.81%	3.28%	6.64%	5.07%	6.04%	6.83%	5.53%	6.89%													4.91%	6.04%	5.74%	6.01%	6.92%	6.10%	5.90%			5.57%	5.18%
(Discounts) and premiums, net	(34,634,000)									(20,937,000)																						(13,697,000)
Debt instrument, carrying amount	7,634,634,000
Repayments of secured debt	169,783,000	636,096,000	234,080,000
Number of healthcare facilities used to secure debt																																138
Debt instrument, collateral, healthcare facilities carrying value																																2,200,000,000
Portion of other debt and occupancy fee deposits excluded from schedule of debt maturities	87,985,000	92,187,000																																											88,000,000
Number of CCRC issuing life care bonds	2																																												2
Non-interest bearing occupancy fee deposits																																													2
Debt instrument, principal outstanding, refundable upon moving out																																													31,000,000
Debt instrument, principal outstanding, refundable after remarketed																																													57,000,000
Senior unsecured notes	5,416,063,000	3,318,379,000								5,416,063,000
Mortgage debt	1,764,571,000	1,235,779,000																														1,764,571,000
Debt instrument collateral, participation in first mortgage loan, carrying value																																	$ 720,000,000

Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended					3 Months Ended			3 Months Ended		1 Months Ended
	Nov. 30, 2011	Aug. 31, 2011	Sep. 30, 2009	Jul. 31, 2009 complaint	May 31, 2007	Sep. 30, 2009	Jul. 24, 2009 Property	Jun. 29, 2009 subsidiary tenant	Dec. 31, 2011 Sunrise	Aug. 31, 2010 Senior housing Sunrise Property	Oct. 31, 2010 Senior housing Emeritus Y extensionoption lease Property
Legal Proceedings
Damages sought in Ventas litigation					$ 300
Verdict returned in favor of Ventas, compensatory damages			102
Provision for litigation expense						102
Payment of litigation expenses		102
Loss contingency, additional litigation provision	125								125
Number of tenants who filed complaints against Sunrise								3
Number of Sunrise subsidiaries								3
Number of filed complaints moved to District Court				1
Number of communities with filed complaints moved to District Court							4
Number of communities subject to dispute							64
Number of communities, right to terminate management contracts										27
Number of communities owned by the Company										75
Number of remaining communities leased after termination on management contracts										48
Termination of management contracts, amount Company agreed to pay										50
Termination of management contracts, working capital received by Company										9
Initial indirect leasing costs, capitalized cost of termination rights										41
Number of triple-net master leases with Emeritus											2
Number of properties leased with Emeritus Corporation											27
Fixed lease term of properties leased to Emeritus Corporation (in years)											15
Number of extension options with Emeritus Corporation											2
Term of Emeritus Corporation extension options (in years)											10
Termination of leases with tenants, payment by Company											$ 2

Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended											12 Months Ended								12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011 Property	Dec. 31, 2010	Sep. 30, 2010 tenant Property	Dec. 31, 2011 Brookdale Senior Living, Inc.	Sep. 30, 2011 Sunrise Property	Dec. 31, 2011 Sunrise Property	Dec. 31, 2009 Senior housing Property	Dec. 31, 2011 Senior housing Brookdale Senior Living, Inc. Property	Oct. 31, 2009 Sunrise Property	Jun. 30, 2009 Sunrise Property	Dec. 31, 2011 Gross Assets Operators HCR ManorCare, Inc.	Dec. 31, 2010 Gross Assets Operators HCR ManorCare, Inc.	Dec. 31, 2011 Gross Assets Operators Brookdale Senior Living, Inc.	Dec. 31, 2010 Gross Assets Operators Brookdale Senior Living, Inc.	Dec. 31, 2011 Gross Assets Operators Emeritus	Dec. 31, 2010 Gross Assets Operators Emeritus	Dec. 31, 2011 Gross Assets Operators Sunrise	Dec. 31, 2010 Gross Assets Operators Sunrise	Dec. 31, 2011 Gross Assets Operators Senior housing HCR ManorCare, Inc.	Dec. 31, 2011 Gross Assets Operators Senior housing Brookdale Senior Living, Inc.	Dec. 31, 2010 Gross Assets Operators Senior housing Brookdale Senior Living, Inc.	Dec. 31, 2011 Gross Assets Operators Senior housing Emeritus	Dec. 31, 2010 Gross Assets Operators Senior housing Emeritus	Dec. 31, 2011 Gross Assets Operators Senior housing Sunrise	Dec. 31, 2010 Gross Assets Operators Senior housing Sunrise	Dec. 31, 2011 Gross Assets Operators Post-acute/skilled nursing HCR ManorCare, Inc.	Dec. 31, 2010 Gross Assets Operators Post-acute/skilled nursing HCR ManorCare, Inc.	Dec. 31, 2011 Revenue Operators HCR ManorCare, Inc.	Dec. 31, 2010 Revenue Operators HCR ManorCare, Inc.	Dec. 31, 2009 Revenue Operators HCR ManorCare, Inc.	Dec. 31, 2011 Revenue Operators Brookdale Senior Living, Inc.	Dec. 31, 2010 Revenue Operators Brookdale Senior Living, Inc.	Dec. 31, 2009 Revenue Operators Brookdale Senior Living, Inc.	Dec. 31, 2011 Revenue Operators Emeritus	Dec. 31, 2010 Revenue Operators Emeritus	Dec. 31, 2009 Revenue Operators Emeritus	Dec. 31, 2011 Revenue Operators Sunrise	Dec. 31, 2010 Revenue Operators Sunrise	Dec. 31, 2009 Revenue Operators Sunrise	Dec. 31, 2011 Revenue Operators Senior housing HCR ManorCare, Inc.	Dec. 31, 2011 Revenue Operators Senior housing Brookdale Senior Living, Inc.	Dec. 31, 2010 Revenue Operators Senior housing Brookdale Senior Living, Inc.	Dec. 31, 2009 Revenue Operators Senior housing Brookdale Senior Living, Inc.	Dec. 31, 2011 Revenue Operators Senior housing Emeritus	Dec. 31, 2010 Revenue Operators Senior housing Emeritus	Dec. 31, 2009 Revenue Operators Senior housing Emeritus	Dec. 31, 2011 Revenue Operators Senior housing Sunrise	Dec. 31, 2010 Revenue Operators Senior housing Sunrise	Dec. 31, 2009 Revenue Operators Senior housing Sunrise	Dec. 31, 2011 Revenue Operators Post-acute/skilled nursing HCR ManorCare, Inc.	Dec. 31, 2010 Revenue Operators Post-acute/skilled nursing HCR ManorCare, Inc.	Dec. 31, 2009 Revenue Operators Post-acute/skilled nursing HCR ManorCare, Inc.
Concentration of Credit Risk
Concentration risk, asset percentage (as a percent)												35.00%	12.00%	5.00%	5.00%	6.00%	8.00%	7.00%	10.00%	14.00%	16.00%	16.00%	18.00%	26.00%	22.00%	30.00%	94.00%	75.00%
Concentration risk, revenue percentage (as a percent)																													27.00%	9.00%	7.00%	7.00%	5.00%	6.00%	7.00%	6.00%	5.00%	6.00%	9.00%	11.00%	10.00%	24.00%	18.00%	20.00%	23.00%	19.00%	16.00%	18.00%	29.00%	38.00%	83.00%	71.00%	51.00%
Facilities leased directly to Sunrise, number						2
Number of facilities formerly managed by Sunrise								15		15
Number of properties managed by Sunrise after the transition to new operators										75
Company's gross real estate assets in California, excluding assets held for sale, as a percentage of total assets		23.00%	26.00%
Impairments recognized for intangible assets	$ 75.5							$ 5.9			$ 6
Number of facilities formerly managed by Sunrise that were impaired								12			12
Concentration risk, revenue					$ 47.1		$ 32.6
Number of senior living communities operating in a RIDEA structure		21					27		21
Operator revenues as a percentage of segment revenues							37.00%																																			33.00%
Operator revenues as a percentage of total revenues							11.00%																																			10.00%
Operator assets as a percentage of segment assets																					27.00%
Operator assets as a percentage of total assets																					9.00%
Properties Leased, Number				27
VIE Tenants, Number				4

Commitments and Contingencies (Details 3) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Sep. 30, 2010 Property tenant	Dec. 31, 2011 Property	Jun. 30, 2011 Brookdale Senior Living, Inc.	Dec. 31, 2011 Brookdale Senior Living, Inc.	Dec. 31, 2010 Brookdale Senior Living, Inc.	Sep. 01, 2011 Brookdale Senior Living, Inc. Property
Commitments and contingencies
Number of senior housing communities								37
Number of senior housing communities assumed in existing triple-net lease								9
Number of senior housing communities in new triple-net lease								4
Number of senior housing communities assumed managed by Horizon Bay								3
Number of senior housing communities recently developed by HCP								1
Interest in real estate and operations of senior living communities (as a percent)								10.00%
Number of senior living communities operated in a RIDEA structure				21				21
Purchase of equity marketable securities	$ 22.4				$ 22.4
Third party debt collateralized by facilities, debt amount (maturing in May 1, 2025)				123
Third party debt collateralized by facilities, asset carrying amount (maturing in May 1, 2025)				370
Concentration risk, revenue						47.1
Concentration risk, operating expenses						29.8
Concentration risk, increase in revenue		15.7	13.7				29.4
Concentration risk, increase in operating expenses							$ 25.9
Number of senior housing facilities leased			27
Number of VIE tenants			4

Commitments and Contingencies (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011 Property Y	Dec. 31, 2010	Dec. 31, 2009
Leases with purchase options, annualized base rent receivables in next five years and thereafter
Leases with purchase option, annualized base rent receivables in 2012	$ 14,232,000
Leases with purchase option, annualized base rent receivables in 2013	34,759,000
Leases with purchase option, annualized base rent receivables in 2014	36,515,000
Leases with purchase option, annualized base rent receivables in 2015	16,115,000
Leases with purchase option, annualized base rent receivables in 2016	40,203,000
Leases with purchase option, annualized base rent receivables thereafter	94,339,000
Total leases with purchase option, annualized base rent receivables	236,163,000
Number of properties with purchase options, annualized base rent receivables
Number of properties with a purchase option, annualized base rent receivables in 2012	8
Number of properties with a purchase option, annualized base rent receivables in 2013	16
Number of properties with a purchase option, annualized base rent receivables in 2014	15
Number of properties with a purchase option, annualized base rent receivables in 2015	14
Number of properties with a purchase option, annualized base rent receivables in 2016	21
Number of properties with a purchase option, annualized base rent receivables thereafter	57
Total number of properties with a purchase option, annualized base rent receivables	131
Rental Expense
Rental expense attributable to continuing operations	6,200,000	5,900,000	6,000,000
Term of ground leases (in years)	99
Future minimum lease obligations under non-cancelable ground and other operating leases
Future minimum lease obligations under non-cancelable ground and other operating leases, 2012	5,455,000
Future minimum lease obligations under non-cancelable ground and other operating leases, 2013	5,544,000
Future minimum lease obligations under non-cancelable ground and other operating leases, 2014	4,928,000
Future minimum lease obligations under non-cancelable ground and other operating leases, 2015	4,650,000
Future minimum lease obligations under non-cancelable ground and other operating leases, 2016	3,705,000
Future minimum lease obligations under non-cancelable ground and other operating leases, Thereafter	178,430,000
Future minimum lease obligations under non-cancelable ground and other operating leases, Total	$ 202,712,000

Equity (Details) (USD $)	12 Months Ended			1 Months Ended							12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011 LLC	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2010 Public offering initiated June 2010	Jun. 30, 2010 Public offering transaction June 2010	Jul. 31, 2010 Public offering transaction July 2010	Nov. 30, 2010 Public offering transaction November 2010	Dec. 31, 2010 Public offering transaction December 2010	Mar. 31, 2011 Public offering completed in March 2011	Jan. 31, 2012 Series E cumulative redeemable preferred stock	Dec. 31, 2011 Series E cumulative redeemable preferred stock	Dec. 31, 2010 Series E cumulative redeemable preferred stock	Dec. 31, 2009 Series E cumulative redeemable preferred stock	Jan. 31, 2012 Series F cumulative redeemable preferred stock	Dec. 31, 2011 Series F cumulative redeemable preferred stock	Dec. 31, 2010 Series F cumulative redeemable preferred stock	Dec. 31, 2009 Series F cumulative redeemable preferred stock	Jan. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock
Class of Stock
Shares Outstanding (in shares)											4,000,000				7,820,000
Stock issued under new issues (in dollars per share)				$ 33			$ 35.25	$ 32	$ 36.9		$ 25				$ 25
Dividend Rate (as a percent)											7.25%				7.10%
Ordinary dividends (in dollars per share)											$ 1.4335	$ 1.6695	$ 1.2572		$ 1.4038	$ 1.635	$ 1.2312		$ 0.9259	$ 1.0935	$ 1.2763
Capital gain dividends (in dollars per share)											$ 0.379	$ 0.143	$ 0.5553		$ 0.3712	$ 0.14	$ 0.5438		$ 0.2448	$ 0.0937	$ 0.5637
Nondividend Distributions (in dollars per share)																			$ 0.7493	$ 0.6728
Total dividends (in dollars per share)											$ 1.8125	$ 1.8125	$ 1.8125		$ 1.775	$ 1.775	$ 1.775		$ 1.92	$ 1.86	$ 1.84
Dividends declared per preferred share (in dollars per share)										$ 0.45313				$ 0.44375
Dividends declared per common share (in dollars per share)	$ 1.92	$ 1.86	$ 1.84															$ 0.5
Issuance of common stock, net	$ 1,302,008,000	$ 2,425,110,000	$ 848,171,000				$ 486,000,000	$ 1,472,000,000	$ 1,273,000,000
Issuance of common stock, net (in shares)				15,500,000	13,500,000	2,025,000	13,800,000	46,000,000	34,500,000
Gross proceeds from issuance of common stock				512,000,000	445,500,000	66,800,000
Proceeds from issuance of common stock				492,000,000			467,000,000	1,413,000,000	1,235,000,000
Company's common stock issuances
Dividend Reinvestment and Stock Purchase Plan ("DRIP") (in shares)	1,910,000	1,338,000
Conversion of DownREIT units (in shares)	80,000	167,000
Exercise of stock options (in shares)	1,157,000	253,000
Restricted stock awards ("RSA") (in shares)		224,000
Vesting of restricted stock units (in shares)	228,000	276,000
Accumulated other comprehensive loss
AOCI-unrealized losses on cash flow hedges, net	(15,712,000)	(10,312,000)
Supplemental Executive Retirement Plan minimum liability	(2,794,000)	(2,299,000)
Cumulative foreign currency translation adjustment	(1,076,000)	(626,000)
Total accumulated other comprehensive loss	(19,582,000)	(13,237,000)
Noncontrolling interests
Non-managing member units outstanding in DownREIT LLCs (in units)	4,200,000
Number of DownREIT LLCs having non-managing member units outstanding	5
Non-managing member unitholders	170,169,000	173,745,000
Non-managing member units outstanding, fair value	$ 244,200,000

Segment Disclosures (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009
Segment reporting information, revenues
Number of reportable segments									5
Rental Revenues									$ 1,158,157	$ 1,038,608	$ 965,232
Income From DFLs									464,704	49,438	51,495
Interest Income									99,864	160,163	124,146
Investment Management Fees									2,073	4,666	5,312
Total revenues	461,456	444,088	488,126	331,128	340,820	316,475	301,315	294,265	1,724,798	1,252,875	1,146,185
NOI									1,402,692	877,842	833,429
Senior housing
Segment reporting information, revenues
Rental Revenues									428,760	331,828	286,010
Income From DFLs									103,896	49,438	51,495
Interest Income									178	364	1,147
Investment Management Fees									70	2,300	2,789
Total revenues									532,904	383,930	341,441
NOI									498,110	352,469	335,980
Post-acute/skilled nursing
Segment reporting information, revenues
Rental Revenues									38,003	37,242	36,585
Income From DFLs									360,808
Interest Income									98,450	121,703	82,704
Total revenues									497,261	158,945	119,289
NOI									398,218	37,042	36,450
Life science
Segment reporting information, revenues
Rental Revenues									288,151	276,762	254,979
Investment Management Fees									4	4	4
Total revenues									288,155	276,766	254,983
NOI									235,355	228,270	207,694
Medical office
Segment reporting information, revenues
Rental Revenues									320,115	309,285	306,297
Investment Management Fees									1,999	2,362	2,519
Total revenues									322,114	311,647	308,816
NOI									192,211	181,400	175,818
Hospital
Segment reporting information, revenues
Rental Revenues									83,128	83,491	81,361
Interest Income									1,236	38,096	40,295
Total revenues									84,364	121,587	121,656
NOI									$ 78,798	$ 78,661	$ 77,487

Segment Disclosures (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation from NOI to reported net income
Net operating income from continuing operations									$ 1,402,692	$ 877,842	$ 833,429
Interest income									99,864	160,163	124,146
Investment management fee income									2,073	4,666	5,312
Depreciation and amortization									(356,623)	(311,008)	(315,736)
Interest expense									(419,337)	(288,538)	(298,600)
General and administrative									(96,150)	(83,046)	(77,899)
Litigation settlement and provision									(125,000)		(101,973)
(Impairments) recoveries									(15,400)	11,900	(75,389)
Other income, net									12,335	15,818	7,768
Income taxes									(1,249)	(412)	(1,910)
Equity income from unconsolidated joint ventures									46,750	4,770	3,511
Impairments of investments in unconsolidated joint ventures										(71,693)
Total discontinued operations	3,522	340	336	341	16,422	5,078	1,227	1,206	4,539	23,933	43,492
Net income									$ 554,494	$ 344,395	$ 146,151

Segment Disclosures (Details 3) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Oct. 05, 2006 CRC	Dec. 31, 2011 Identifiable segment	Dec. 31, 2010 Identifiable segment	Dec. 31, 2011 Senior housing	Dec. 31, 2010 Senior housing	Dec. 31, 2011 Post-acute/skilled nursing	Dec. 31, 2010 Post-acute/skilled nursing	Dec. 31, 2009 Life science	Dec. 31, 2011 Life science	Dec. 31, 2010 Life science	Dec. 31, 2011 Medical office	Dec. 31, 2010 Medical office	Dec. 31, 2011 Hospital	Dec. 31, 2010 Hospital	Dec. 31, 2011 Other non-segment	Dec. 31, 2010 Other non-segment
Reconciliation of assets from segment to consolidated
Gross segment assets				$ 18,536,595,000	$ 13,254,806,000	$ 5,911,352,000	$ 4,342,289,000	$ 5,644,472,000	$ 2,133,640,000		$ 3,886,851,000	$ 3,709,528,000	$ 2,336,302,000	$ 2,299,311,000	$ 757,618,000	$ 770,038,000
Accumulated depreciation and amortization				(1,670,511,000)	(1,427,510,000)
Real estate held for sale, net				4,159,000	20,961,000
Total assets	17,408,475,000	13,331,923,000		16,866,084,000	11,827,296,000												538,232,000	1,483,666,000
Amount paid in merger in excess of the fair value, recorded as goodwill			51,700,000
Goodwill	50,346,000	50,346,000				30,500,000		3,300,000					11,400,000		5,100,000
Impairment charge of goodwill										$ 1,400,000

Future Minimum Rents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Future minimum lease payments received
2012	$ 931,190
2013	904,052
2014	851,711
2015	802,147
2016	751,847
Thereafter	3,240,862
Total	$ 7,481,809

Compensation Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Apr. 23, 2009
Stock option activity
Exercised (in shares)	(1,157,000)	(253,000)
2006 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares reserved for awards (in shares)				23,200,000
Maximum number of shares available for future awards (in shares)	7,800,000
Maximum number of shares available for future awards to be issued as restricted stock and performance restricted stock unit (in shares)	5,200,000
Total share-based compensation expense recognized	$ 20,200,000	$ 15,100,000	$ 14,600,000
Total unrecognized compensation cost	44,200,000
Total unrecognized compensation cost, period of recognition (in years)	3
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Stock options, contractual term (in years)	P10Y
Stock option activity
Outstanding at the beginning of the year (in shares)	7,126,000
Granted (in shares)	710,000
Exercised (in shares)	(1,157,000)
Forfeited (in shares)	(155,000)
Outstanding at the end of the period (in shares)	6,524,000
Exercisable (in shares)	3,239,000
Outstanding at the beginning of the year, Weighted Average Exercise Price (in dollars per share)	$ 27.69
Weighted Average Exercise Price Granted (in dollars per share)	$ 36.96
Weighted Average Exercise Price Exercised (in dollars per share)	$ 26.61
Weighted Average Exercise Price Forfeited (in dollars per share)	$ 33.32
Outstanding at the end of the period, Weighted Average Exercise Price (in dollars per share)	$ 28.76
Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 28.6
Outstanding at the beginning of the year, Weighted Average Remaining Contractual Term (in years)	6.7
Outstanding at the end of the period, Weighted Average Remaining Contractual Term (in years)	6.1
Exercisable, Weighted Average Remaining Contractual Term (in years)	4.7
Outstanding at the beginning of the year, Aggregate Intrinsic Value	66,073,000
Outstanding at the end of the period, Aggregate Intrinsic Value	84,169,000
Exercisable, Aggregate Intrinsic Value	$ 42,309,000
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Stock-based awards, vesting period (in years)	5 years
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Stock-based awards, vesting period (in years)	4 years

Compensation Plans (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended											1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Stock Options D Y	Dec. 31, 2010 Stock Options Y	Dec. 31, 2009 Stock Options Y	Dec. 31, 2011 Restricted Stock and Performance Restricted Stock Units Y	Dec. 31, 2010 Restricted Stock and Performance Restricted Stock Units	Dec. 31, 2009 Restricted Stock and Performance Restricted Stock Units	Dec. 31, 2011 Restricted stock	Dec. 31, 2011 Restricted Stock Units	Aug. 31, 2006 Restricted Stock Units Chairman and Chief Executive Officer	Dec. 31, 2011 Restricted Stock Units Chairman and Chief Executive Officer	Dec. 31, 2011 23.34 - 25.52 Stock Options Y	Dec. 31, 2011 27.11 - 28.35 Stock Options Y	Dec. 31, 2011 31.95 - 39.72 Stock Options Y
Shares Authorized under Stock Option Plan Exercise Price Range
Exercise Price Range, Lower Range Limit (in dollars per share)														$ 23.34	$ 27.11	$ 31.95
Exercise Price Range, Upper Range Limit (in dollars per share)														$ 25.52	$ 28.35	$ 39.72
Shares under Options (in shares)				6,524,000										2,327,000	1,960,000	2,237,000
Weighted Average Exercise Price (in dollars per share)				$ 28.76										$ 23.81	$ 27.74	$ 34.8
Weighted Average Remaining Contractual Term (in years)				6.1										6.1	5.3	6.7
Currently Exercisable - Shares Under Options (in shares)				3,239,000										1,032,000	1,245,000	962,000
Currently Exercisable - Weighted Average Exercise Price (in dollars per share)				$ 28.6										$ 24.41	$ 27.39	$ 34.66
Share-based Compensation Arrangement by Share-based Payment Award, Options Unvested
Unvested at the beginning of the period (in shares)				3,889,000
Granted (in shares)				710,000
Vested (in shares)				(1,159,000)
Forfeited (in shares)				(155,000)
Unvested at the end of the period (in shares)				3,285,000	3,889,000
Unvested at the beginning of the period, weighted average grant date fair value (in dollars per share)				$ 3.24
Granted, weighted average grant date fair value (in dollars per share)				$ 5.97	$ 5.17	$ 2.23
Vested, weighted average grant date fair value (in dollars per share)				$ 3.1
Forfeited, weighted average grant date fair value (in dollars per share)				$ 5.54
Unvested at the end of the period, weighted average grant date fair value (in dollars per share)				$ 3.77	$ 3.24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Other Information
Total vesting date intrinsic values of shares under options vested				$ 15.8	$ 10.7	$ 1.8
Total intrinsic value of vested shares under options at the end of the period				42.3
Proceeds received from options exercised				30.8	6.3	7.4
Total intrinsic value of options exercised				13.4	2.3	4.9
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Implied volatility traded option on common stock period (in days)				30
Risk-free rate (as a percent)				2.58%	2.77%	2.27%
Expected life (in years)				6.5	6.3	6.5
Expected volatility (as a percent)				31.80%	35.00%	26.00%
Expected dividend yield (as a percent)				6.10%	6.20%	7.30%
Restricted Stock and Performance Restricted Stock Units
Share-based compensation award vesting period, low end of the range (in years)							P3Y
Share-based compensation award vesting period, high end of the range (in years)							P5Y
Performance restricted stock unit is convertible into common stock (in shares)							1
Shares withheld to offset tax withholding obligations (in shares)							136,000	154,000	110,000
Weighted-average remaining vesting period of restricted stock and restricted stock units (in years)							3
Total fair values of restricted stock and restricted stock units vested							14.4	12.5	7.6
Stock-based awards, vesting period (in years)													10 years
Unvested restricted stock and performance restricted stock units activity
Unvested at the beginning of the period (in shares)										536,000	1,026,000
Granted (in shares)											764,000	219,000
Vested (in shares)										(162,000)	(228,000)
Forfeited (in shares)										(35,000)	(84,000)
Unvested at the end of the period (in shares)										339,000	1,478,000		303,000
Unvested at the beginning of the period, Weighted Average Grant Date Fair Value (in dollars per share)										$ 28.08	$ 29.71
Granted, Weighted Average Grant Date Fair Value (in dollars per share)											$ 37.22
Vested, Weighted Average Grant Date Fair Value (in dollars per share)										$ 28.91	$ 29.46
Forfeited, Weighted Average Grant Date Fair Value (in dollars per share)										$ 27.61	$ 34.51
Unvested at the end of the period, Weighted Average Grant Date Fair Value (in dollars per share)										$ 27.75	$ 32.59
Employee Benefit Plan
Matching contribution by Company, maximum percentage of participant's eligible compensation (as a percent)	4.00%
Matching contributions to Employee Benefit Plan	$ 0.8	$ 0.9	$ 0.7

Impairments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended							3 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2009 Hospital	Dec. 31, 2009 Life science	Dec. 31, 2009 Senior housing lease Property	Dec. 31, 2011 Cirrus Health senior secured loan	Sep. 30, 2011 Cirrus Health senior secured loan	Dec. 31, 2010 Cirrus Health senior secured loan	Sep. 30, 2010 HCP Ventures II	Dec. 31, 2010 HCP Ventures II	Oct. 31, 2010 HCP Ventures II Property
Equity method investment, impairment details
Provision for losses (impairment)		$ 4.3			$ 15.4
Loans receivable, before Impairment						91.1
Loans receivable, after Impairment					75.7	75.7	93.1
Ownership interest (as a percent)								35.00%		35.00%
Number of senior housing facilities										25
Impairment charges for direct financing lease	63.1			63.1				71.7	71.7
Carrying value, equity method investments before impairment									136.8
Fair value, equity method investments									65.1
Continuing and discontinued operation, asset impairment charges	75.5			5.9
Discontinued operation, impairment charge	0.1
Number of DFLs impaired				3
Number of facilities formerly managed by Sunrise that were impaired				12
Number of facilities formerly managed by Sunrise				15
Impairment charge due to early termination of a lease			$ 2.2

Income Taxes (Details) (USD $)	12 Months Ended							1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 SEUSA Y	Dec. 31, 2010 SEUSA	Dec. 31, 2009 SEUSA	Aug. 01, 2007 SEUSA	Apr. 30, 2011 HCR ManorCare, Inc. Y	Dec. 31, 2011 HCR ManorCare, Inc.	Apr. 11, 2011 HCR ManorCare, Inc.
Income Taxes
Income tax expense	$ 1,200,000	$ 400,000	$ 2,100,000
Income tax expense from discontinued operations			200,000
Income tax disclosure
Amount that tax basis of net assets is less than reported amounts	7,400,000,000	2,000,000,000
Decrease in unrecognized tax benefits after receiving approval from the taxing authorities				6,900,000
Increase in unrecognized tax benefits assumed in connection with acquisitions									2,000,000
Period during which disposition of pre-acquisition assets are subject to corporate level tax (in years)				10				10
Reconciliation of unrecognized tax benefits
Balance at the beginning of the year				6,890,000	7,975,000	8,856,000	8,000,000			2,000,000
Additions based on prior year's tax positions				1,783,000
Reductions based on prior years' tax positions				(6,890,000)	(1,085,000)	(881,000)
Balance at the end of the year				1,977,000	6,890,000	7,975,000	8,000,000			2,000,000
Additions based on current year's tax positions				194,000
Reversal of interest associated with unrecognized tax benefits				1,300,000
Interest associated with unrecognized tax benefits				(1,100,000)	200,000	300,000
Net decrease in unrecognized tax benefits	$ 4,900,000

Earnings Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator - Basic
Income from continuing operations									$ 549,955	$ 320,462	$ 102,659
Noncontrolling interests' share in continuing operations									(15,603)	(13,686)	(14,461)
Income from continuing operations applicable to HCP, Inc.									534,352	306,776	88,198
Preferred stock dividends									(21,130)	(21,130)	(21,130)
Participating securities' share in continuing operations									(2,459)	(2,081)	(1,491)
Income from continuing operations applicable to common shares									510,763	283,565	65,577
Discontinued operations	3,522	340	336	341	16,422	5,078	1,227	1,206	4,539	23,933	43,492
Net income applicable to common shares	$ 70,787	$ 175,471	$ 234,252	$ 73,984	$ 145,526	$ 26,173	$ 88,595	$ 84,101	$ 515,302	$ 307,498	$ 109,069
Denominator
Basic weighted-average common shares									398,446,000	305,574,000	274,216,000
Dilutive stock options and restricted stock									1,772,000	1,326,000	415,000
Diluted weighted-average common shares									400,218,000	306,900,000	274,631,000
Basic earnings per common share
Income from continuing operations (in dollars per share)									$ 1.28	$ 0.93	$ 0.24
Discontinued operations (in dollars per share)									$ 0.01	$ 0.08	$ 0.16
Net income applicable to common shares (in dollars per share)	$ 0.15	$ 0.41	$ 0.55	$ 0.17	$ 0.42	$ 0.05	$ 0.27	$ 0.26	$ 1.29	$ 1.01	$ 0.4
Diluted earnings per common share
Income from continuing operations (in dollars per share)									$ 1.28	$ 0.92	$ 0.24
Discontinued operations (in dollars per share)									$ 0.01	$ 0.08	$ 0.16
Net income applicable to common shares (in dollars per share)	$ 0.15	$ 0.41	$ 0.55	$ 0.17	$ 0.42	$ 0.05	$ 0.27	$ 0.25	$ 1.29	$ 1	$ 0.4
DownREIT LLCs, non-managing member units outstanding (in units)	4,200,000								4,200,000
Common stock options
Diluted earnings per common share
Shares of anti-dilutive securities excluded from earnings per share calculation (in shares)									1,100,000	1,900,000	4,600,000
Down REIT
Diluted earnings per common share
Shares of anti-dilutive securities excluded from earnings per share calculation (in shares)									5,900,000	6,000,000	5,900,000
DownREIT LLCs, non-managing member units outstanding (in units)	4,200,000				4,200,000				4,200,000	4,200,000	4,300,000

Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental cash flow information:
Interest paid, net of capitalized interest	$ 348,455	$ 282,750	$ 291,936
Taxes paid	1,710	1,765	2,280
Capitalized interest	26,402	21,664	25,917
Supplemental schedule of non-cash investing activities:
Loans received upon real estate disposition		21,519	1,001
Accrued construction costs	11,525	3,558	3,253
Settlement of loans receivable as consideration for the HCR ManorCare Acquisition	1,990,406
Supplemental schedule of non-cash financing activities:
Secured debt obtained in purchase of participation in secured loan receivable			425,042
Restricted stock issued		224	305
Vesting of restricted stock units	228	276	194
Cancellation of restricted stock	35	52	53
Conversion of non-managing member units into common stock	3,456	6,135	23,045
Non-managing member units issued in connection with acquisitions		9,267
Mortgages included in the consolidation of HCP Ventures II	635,182
Mortgages assumed with real estate acquisitions	57,869	30,299
Unrealized gains (losses), net on available for sale securities and derivatives designated as cash flow hedges	$ (9,763)	$ (59)	$ 82,995

Variable Interest Entities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2010 tenant Property	Dec. 31, 2010 Consolidated Variable Interest Entities tenant Property	Dec. 31, 2011 Unconsolidated Variable Interest Entities tenant Property	Dec. 31, 2011 Variable Interest Entity, Not Primary Beneficiary VIE tenants-operating leases	Dec. 31, 2011 Variable Interest Entity, Not Primary Beneficiary VIE tenants-DFLs	Dec. 31, 2011 Variable Interest Entity, Not Primary Beneficiary Loan-senior secured
Company's involvement with VIEs:
Number of senior housing facilities leased	27	27	48
Number of VIE tenants	4	4	7
Maximum Loss Exposure				$ 342,057	$ 1,161,614	$ 75,650
Assets/liability type				Lease intangibles, net and straight-line rent receivables	Net investment in DFLs	Loans receivable, net
Carrying amount				$ 15,164	$ 592,198	$ 75,650

Fair Value Measurements (Details) (Fair value on a recurring basis, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Fair Value
Fair value assets and liabilities measured on recurring basis:
Marketable equity securities	$ 17,053
Total fair value assets and liabilities measured on recurring basis	6,264
Fair Value | Interest-rate swap contracts
Fair value assets and liabilities measured on recurring basis:
Derivative liabilities	(12,123)
Fair Value | Warrants
Fair value assets and liabilities measured on recurring basis:
Derivative assets	1,334
Level 1
Fair value assets and liabilities measured on recurring basis:
Marketable equity securities	17,053
Total fair value assets and liabilities measured on recurring basis	17,053
Level 2
Fair value assets and liabilities measured on recurring basis:
Total fair value assets and liabilities measured on recurring basis	(12,123)
Level 2 | Interest-rate swap contracts
Fair value assets and liabilities measured on recurring basis:
Derivative liabilities	(12,123)
Level 3
Fair value assets and liabilities measured on recurring basis:
Total fair value assets and liabilities measured on recurring basis	1,334
Level 3 | Warrants
Fair value assets and liabilities measured on recurring basis:
Derivative assets	$ 1,334

Disclosures About Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Bank line of credit	$ 454,000
Senior unsecured notes	5,416,063	3,318,379
Mortgage debt	1,764,571	1,235,779
Other debt	87,985	92,187
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Loans receivable, net	110,253	2,002,866
Marketable equity securities	17,053
Bank line of credit	454,000
Senior unsecured notes	5,416,063	3,318,379
Mortgage debt	1,764,571	1,235,779
Other debt	87,985	92,187
Carrying Value | Interest-rate swap contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative assets		3,865
Derivative liabilities	12,123	7,920
Carrying Value | Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative assets	1,334	1,500
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Loans receivable, net	111,073	2,026,389
Marketable equity securities	17,053
Bank line of credit	454,000
Senior unsecured notes	5,819,304	3,536,413
Mortgage debt	1,870,070	1,258,185
Other debt	87,985	92,187
Fair Value | Interest-rate swap contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative assets		3,865
Derivative liabilities	12,123	7,920
Fair Value | Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative assets	$ 1,334	$ 1,500

Derivative Financial Instruments (Details) (USD $)	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011 Interest rate swap, entered in August 2009, maturity in August 2011	Dec. 31, 2011 Interest rate swap, variable rate, secured debt Interest rate swap, entered in July 2005, maturity in July 2020 contract	Dec. 31, 2011 Interest rate swap, variable rate, secured debt Interest rate swap, entered in November 2008, maturity in October 2016	Dec. 31, 2011 Interest rate swap, variable rate, secured debt Interest rate swap, entered in July 2009, maturity in July 2013	Dec. 31, 2010 Interest rate swap, fixed rate forecasted unsecured debt	Nov. 30, 2007 Interest rate swap, fixed rate forecasted unsecured debt contract
Derivative
Fixed Rate (as a percent)			3.82%	5.95%	6.13%
Floating Rate Index			BMA Swap Index	1 Month LIBOR	1 Month LIBOR
Floating Rate Index, percentage (as a percent)				1.50%	3.65%
Notional Amount			$ 45,600,000	$ 27,600,000	$ 14,000,000
Fair value of hedge, liabilities			(7,536,000)	(4,176,000)	(411,000)
Number of interest-rate swap contracts			3				2
Notional Amount							900,000,000
Interest payment recognized previously, no longer probable of occurring, recognized in other income						1,000,000
Reclassification of unrealized gains into other income (expense)		1,000,000
Proceeds from settlement of interest rate swap contract		1,000,000
Additional interest income resulting from cash flow and fair value hedges	600,000
Reduction of interest expense resulting from cash flow and fair value hedges	600,000
Effects of Change in Interest Rates
+50 Basis Points			1,664,000	614,000	99,000
-50 Basis Points			(1,952,000)	(630,000)	(109,000)
+100 Basis Points			3,472,000	1,056,000	203,000
-100 Basis Points			$ (3,760,000)	$ (1,252,000)	$ (213,000)

Transactions with Related Parties (Details)	12 Months Ended
Dec. 31, 2011
Related Party Transaction
Redemption of DownREIT units in number of shares (in shares)	2
Mr. Klaritch, an executive vice president | HCPI/Tennessee, LLC
Related Party Transaction
Number of non-managing member units received on distribution of rights (in shares)	113,431

Selected Quarterly Financial Data (Details) (USD $)	1 Months Ended	3 Months Ended								12 Months Ended			3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended
	Nov. 30, 2011	Dec. 31, 2011 Property	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010 tenant Property	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 Property	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Sunrise Property	Dec. 31, 2010 Brookdale Senior Living, Inc.	Sep. 01, 2011 Brookdale Senior Living, Inc. Property	Dec. 31, 2010 Senior housing facilities operated by Sunrise Consolidated Variable Interest Entities tenant Property	Sep. 30, 2010 Senior housing facilities operated by Sunrise Consolidated Variable Interest Entities tenant Property	Sep. 30, 2010 HCP Ventures II	Dec. 31, 2010 HCP Ventures II	Jan. 14, 2011 HCP Ventures II	Oct. 31, 2010 HCP Ventures II Property
Selected Quarterly Financial Data
Total revenues		$ 461,456,000	$ 444,088,000	$ 488,126,000	$ 331,128,000	$ 340,820,000	$ 316,475,000	$ 301,315,000	$ 294,265,000	$ 1,724,798,000	$ 1,252,875,000	$ 1,146,185,000
Income before income taxes and equity income from and impairments of investments in unconsolidated joint ventures		54,272,000	158,086,000	219,214,000	72,882,000	127,016,000	93,446,000	85,452,000	81,883,000	504,454,000	387,797,000	101,058,000
Total discontinued operations		3,522,000	340,000	336,000	341,000	16,422,000	5,078,000	1,227,000	1,206,000	4,539,000	23,933,000	43,492,000
Net income		70,787,000	175,471,000	234,252,000	73,984,000	145,526,000	26,173,000	88,595,000	84,101,000	515,302,000	307,498,000	109,069,000
Net income applicable to HCP, Inc.		67,844,000	172,195,000	228,759,000	70,093,000	141,917,000	22,655,000	85,101,000	81,036,000	538,891,000	330,709,000	131,690,000
Dividends paid per common share (in dollars per share)		$ 0.48	$ 0.48	$ 0.48	$ 0.48	$ 0.465	$ 0.465	$ 0.465	$ 0.465
Basic earnings per common share (in dollars per share)		$ 0.15	$ 0.41	$ 0.55	$ 0.17	$ 0.42	$ 0.05	$ 0.27	$ 0.26	$ 1.29	$ 1.01	$ 0.4
Diluted earnings per common share (in dollars per share)		$ 0.15	$ 0.41	$ 0.55	$ 0.17	$ 0.42	$ 0.05	$ 0.27	$ 0.25	$ 1.29	$ 1	$ 0.4
Impairment recoveries									11,900,000		11,900,000
Concentration risk, increase in revenue						15,700,000	13,700,000							29,400,000
Equity method investment, impairment details
Properties leased, number							27									27	27
Number of VIE tenants							4									4	4
Impairment charges for direct financing lease												63,100,000						71,700,000	71,700,000
Investment ownership percentage																		35.00%			35.00%
Investment ownership percentage acquired																				65.00%
Number of senior housing facilities																					25
Number of senior housing communities															37
Number of senior living communities operated in a RIDEA structure		21								21			27		21
Loss contingency, additional litigation provision	$ 125,000,000												$ 125,000,000

Schedule II - Valuation and Qualifying Accounts (Details) (Allowance Accounts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance Accounts
Movement in Valuation Allowances and Reserves
Balance at the beginning of the year	$ 43,740	$ 129,505	$ 58,911
Additions
Amounts Charged Against Operations, net	13,316	8,519	79,346
Acquired Properties	2
Deductions
Uncollectible Accounts Written-off	(4,673)	(93,858)	(8,504)
Disposed Properties	(3,176)	(426)	(248)
Balance at the end of the year	$ 49,209	$ 43,740	$ 129,505

Schedule III - Real Estate and Accumulated Depreciation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	$ 1,764,571
Initial Cost to Company
Land	1,725,835
Buildings and Improvements	8,530,116
Costs Capitalized Subsequent to Acquisition	730,073
Gross Amount at Which Carried As of Year End
Land	1,729,677
Buildings and Improvements	9,123,868
Total	10,853,545
Accumulated Depreciation	(1,472,272)
Continuing operations properties
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	1,764,571
Initial Cost to Company
Land	1,725,835
Buildings and Improvements	8,527,387
Costs Capitalized Subsequent to Acquisition	726,059
Gross Amount at Which Carried As of Year End
Land	1,729,677
Buildings and Improvements	9,120,426
Total	10,850,103
Accumulated Depreciation	(1,470,226)
Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	1,366,930
Initial Cost to Company
Land	487,394
Buildings and Improvements	3,793,465
Costs Capitalized Subsequent to Acquisition	55,053
Gross Amount at Which Carried As of Year End
Land	488,276
Buildings and Improvements	3,766,509
Total	4,254,785
Accumulated Depreciation	(507,329)
Life science
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	69,033
Initial Cost to Company
Land	954,205
Buildings and Improvements	2,193,335
Costs Capitalized Subsequent to Acquisition	384,807
Gross Amount at Which Carried As of Year End
Land	955,261
Buildings and Improvements	2,574,906
Total	3,530,167
Accumulated Depreciation	(292,318)
Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	328,608
Initial Cost to Company
Land	190,215
Buildings and Improvements	1,784,246
Costs Capitalized Subsequent to Acquisition	256,027
Gross Amount at Which Carried As of Year End
Land	192,117
Buildings and Improvements	2,000,699
Total	2,192,816
Accumulated Depreciation	(431,122)
Post-acute/skilled nursing
Initial Cost to Company
Land	17,349
Buildings and Improvements	202,881
Costs Capitalized Subsequent to Acquisition	19,871
Gross Amount at Which Carried As of Year End
Land	17,351
Buildings and Improvements	216,117
Total	233,468
Accumulated Depreciation	(84,321)
Hospital
Initial Cost to Company
Land	76,672
Buildings and Improvements	553,460
Costs Capitalized Subsequent to Acquisition	10,301
Gross Amount at Which Carried As of Year End
Land	76,672
Buildings and Improvements	562,195
Total	638,867
Accumulated Depreciation	(155,136)
Corporate and other assets
Initial Cost to Company
Buildings and Improvements	2,729
Costs Capitalized Subsequent to Acquisition	4,014
Gross Amount at Which Carried As of Year End
Buildings and Improvements	3,442
Total	3,442
Accumulated Depreciation	(2,046)
1087 Birmingham AL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	32,003
Initial Cost to Company
Land	4,682
Buildings and Improvements	74,204
Gross Amount at Which Carried As of Year End
Land	4,682
Buildings and Improvements	72,755
Total	77,437
Accumulated Depreciation	(13,044)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1086 Huntsville AL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	17,529
Initial Cost to Company
Land	1,394
Buildings and Improvements	38,603
Gross Amount at Which Carried As of Year End
Land	1,394
Buildings and Improvements	37,870
Total	39,264
Accumulated Depreciation	(6,540)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1107 Huntsville AL | Senior housing
Initial Cost to Company
Land	307
Buildings and Improvements	5,813
Gross Amount at Which Carried As of Year End
Land	307
Buildings and Improvements	5,453
Total	5,760
Accumulated Depreciation	(716)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1154 Little Rock AR | Senior housing
Initial Cost to Company
Land	1,922
Buildings and Improvements	14,140
Costs Capitalized Subsequent to Acquisition	21
Gross Amount at Which Carried As of Year End
Land	1,922
Buildings and Improvements	13,667
Total	15,589
Accumulated Depreciation	(1,840)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	39
786 Douglas AZ | Senior housing
Initial Cost to Company
Land	110
Buildings and Improvements	703
Gross Amount at Which Carried As of Year End
Land	110
Buildings and Improvements	703
Total	813
Accumulated Depreciation	(244)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
518 Tucson AZ | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	32,438
Initial Cost to Company
Land	2,350
Buildings and Improvements	24,037
Gross Amount at Which Carried As of Year End
Land	2,350
Buildings and Improvements	24,037
Total	26,387
Accumulated Depreciation	(6,610)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1974 Sun City AZ | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	33,519
Initial Cost to Company
Land	2,640
Buildings and Improvements	32,774
Costs Capitalized Subsequent to Acquisition	944
Gross Amount at Which Carried As of Year End
Land	2,640
Buildings and Improvements	33,718
Total	36,358
Accumulated Depreciation	(1,253)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1238 Beverly Hills CA | Senior housing
Initial Cost to Company
Land	9,872
Buildings and Improvements	32,590
Costs Capitalized Subsequent to Acquisition	2,100
Gross Amount at Which Carried As of Year End
Land	9,872
Buildings and Improvements	33,965
Total	43,837
Accumulated Depreciation	(4,344)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1149 Camarillo CA | Senior housing
Initial Cost to Company
Land	5,798
Buildings and Improvements	19,427
Gross Amount at Which Carried As of Year End
Land	5,798
Buildings and Improvements	18,651
Total	24,449
Accumulated Depreciation	(2,448)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1006 Carlsbad CA | Senior housing
Initial Cost to Company
Land	7,897
Buildings and Improvements	14,255
Costs Capitalized Subsequent to Acquisition	360
Gross Amount at Which Carried As of Year End
Land	7,897
Buildings and Improvements	13,825
Total	21,722
Accumulated Depreciation	(1,797)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
883 Carmichael CA | Senior housing
Initial Cost to Company
Land	4,270
Buildings and Improvements	13,846
Gross Amount at Which Carried As of Year End
Land	4,270
Buildings and Improvements	13,236
Total	17,506
Accumulated Depreciation	(1,682)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
851 Citrus Heights CA | Senior housing
Initial Cost to Company
Land	1,180
Buildings and Improvements	8,367
Gross Amount at Which Carried As of Year End
Land	1,180
Buildings and Improvements	8,037
Total	9,217
Accumulated Depreciation	(1,494)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	29
790 Concord CA | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	25,000
Initial Cost to Company
Land	6,010
Buildings and Improvements	39,601
Gross Amount at Which Carried As of Year End
Land	6,010
Buildings and Improvements	38,301
Total	44,311
Accumulated Depreciation	(6,127)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
787 Dana Point CA | Senior housing
Initial Cost to Company
Land	1,960
Buildings and Improvements	15,946
Gross Amount at Which Carried As of Year End
Land	1,960
Buildings and Improvements	15,466
Total	17,426
Accumulated Depreciation	(2,481)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	39
1152 Elk Grove CA | Senior housing
Initial Cost to Company
Land	2,235
Buildings and Improvements	6,339
Gross Amount at Which Carried As of Year End
Land	2,235
Buildings and Improvements	6,186
Total	8,421
Accumulated Depreciation	(812)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
798 Escondido CA | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	14,340
Initial Cost to Company
Land	5,090
Buildings and Improvements	24,253
Gross Amount at Which Carried As of Year End
Land	5,090
Buildings and Improvements	23,353
Total	28,443
Accumulated Depreciation	(3,746)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
791 Fremont CA | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	9,246
Initial Cost to Company
Land	2,360
Buildings and Improvements	11,672
Gross Amount at Which Carried As of Year End
Land	2,360
Buildings and Improvements	11,192
Total	13,552
Accumulated Depreciation	(1,796)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1965 Fresno CA | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	23,252
Initial Cost to Company
Land	1,730
Buildings and Improvements	25,491
Costs Capitalized Subsequent to Acquisition	308
Gross Amount at Which Carried As of Year End
Land	1,730
Buildings and Improvements	25,799
Total	27,529
Accumulated Depreciation	(983)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
788 Granada Hills CA | Senior housing
Initial Cost to Company
Land	2,200
Buildings and Improvements	18,257
Gross Amount at Which Carried As of Year End
Land	2,200
Buildings and Improvements	17,637
Total	19,837
Accumulated Depreciation	(2,829)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	39
1156 Hemet CA | Senior housing
Initial Cost to Company
Land	1,270
Buildings and Improvements	5,966
Costs Capitalized Subsequent to Acquisition	17
Gross Amount at Which Carried As of Year End
Land	1,270
Buildings and Improvements	5,737
Total	7,007
Accumulated Depreciation	(754)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
856 Irvine CA | Senior housing
Initial Cost to Company
Land	8,220
Buildings and Improvements	14,104
Gross Amount at Which Carried As of Year End
Land	8,220
Buildings and Improvements	13,564
Total	21,784
Accumulated Depreciation	(1,633)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
227 Lodi CA | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,977
Initial Cost to Company
Land	732
Buildings and Improvements	5,453
Gross Amount at Which Carried As of Year End
Land	732
Buildings and Improvements	5,453
Total	6,185
Accumulated Depreciation	(2,072)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
226 Murietta CA | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	6,032
Initial Cost to Company
Land	435
Buildings and Improvements	5,729
Gross Amount at Which Carried As of Year End
Land	435
Buildings and Improvements	5,729
Total	6,164
Accumulated Depreciation	(2,110)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1165 Northridge CA | Senior housing
Initial Cost to Company
Land	6,718
Buildings and Improvements	26,309
Costs Capitalized Subsequent to Acquisition	6
Gross Amount at Which Carried As of Year End
Land	6,718
Buildings and Improvements	25,506
Total	32,224
Accumulated Depreciation	(3,348)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1561 Orangevale CA | Senior housing
Initial Cost to Company
Land	2,160
Buildings and Improvements	8,522
Costs Capitalized Subsequent to Acquisition	1,000
Gross Amount at Which Carried As of Year End
Land	2,160
Buildings and Improvements	9,522
Total	11,682
Accumulated Depreciation	(1,485)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1168 Palm Springs CA | Senior housing
Initial Cost to Company
Land	1,005
Buildings and Improvements	5,183
Costs Capitalized Subsequent to Acquisition	21
Gross Amount at Which Carried As of Year End
Land	1,005
Buildings and Improvements	4,841
Total	5,846
Accumulated Depreciation	(636)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
789 Pleasant Hill CA | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	6,270
Initial Cost to Company
Land	2,480
Buildings and Improvements	21,333
Gross Amount at Which Carried As of Year End
Land	2,480
Buildings and Improvements	20,633
Total	23,113
Accumulated Depreciation	(3,310)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1166 Rancho Mirage CA | Senior housing
Initial Cost to Company
Land	1,798
Buildings and Improvements	24,053
Costs Capitalized Subsequent to Acquisition	5
Gross Amount at Which Carried As of Year End
Land	1,798
Buildings and Improvements	23,144
Total	24,942
Accumulated Depreciation	(3,038)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1008 San Diego CA | Senior housing
Initial Cost to Company
Land	6,384
Buildings and Improvements	32,072
Costs Capitalized Subsequent to Acquisition	222
Gross Amount at Which Carried As of Year End
Land	6,384
Buildings and Improvements	31,191
Total	37,575
Accumulated Depreciation	(4,094)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1007 San Dimas CA | Senior housing
Initial Cost to Company
Land	5,628
Buildings and Improvements	31,374
Costs Capitalized Subsequent to Acquisition	208
Gross Amount at Which Carried As of Year End
Land	5,630
Buildings and Improvements	30,786
Total	36,416
Accumulated Depreciation	(4,040)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1009 San Juan Capistrano CA | Senior housing
Initial Cost to Company
Land	5,983
Buildings and Improvements	9,614
Costs Capitalized Subsequent to Acquisition	189
Gross Amount at Which Carried As of Year End
Land	5,983
Buildings and Improvements	9,516
Total	15,499
Accumulated Depreciation	(1,247)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1167 Santa Rosa CA | Senior housing
Initial Cost to Company
Land	3,582
Buildings and Improvements	21,113
Costs Capitalized Subsequent to Acquisition	4
Gross Amount at Which Carried As of Year End
Land	3,582
Buildings and Improvements	20,348
Total	23,930
Accumulated Depreciation	(2,671)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
793 South San Francisco CA | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	10,665
Initial Cost to Company
Land	3,000
Buildings and Improvements	16,586
Gross Amount at Which Carried As of Year End
Land	3,000
Buildings and Improvements	16,056
Total	19,056
Accumulated Depreciation	(2,569)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1966 Sun City CA | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	17,602
Initial Cost to Company
Land	2,650
Buildings and Improvements	25,290
Costs Capitalized Subsequent to Acquisition	639
Gross Amount at Which Carried As of Year End
Land	2,650
Buildings and Improvements	25,930
Total	28,580
Accumulated Depreciation	(1,035)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
792 Ventura CA | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	10,077
Initial Cost to Company
Land	2,030
Buildings and Improvements	17,379
Gross Amount at Which Carried As of Year End
Land	2,030
Buildings and Improvements	16,749
Total	18,779
Accumulated Depreciation	(2,687)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1155 Yorba Linda CA | Senior housing
Initial Cost to Company
Land	4,968
Buildings and Improvements	19,290
Gross Amount at Which Carried As of Year End
Land	4,968
Buildings and Improvements	18,494
Total	23,462
Accumulated Depreciation	(2,427)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1232 Colorado Springs CO | Senior housing
Initial Cost to Company
Land	1,910
Buildings and Improvements	24,479
Costs Capitalized Subsequent to Acquisition	11
Gross Amount at Which Carried As of Year End
Land	1,910
Buildings and Improvements	23,526
Total	25,436
Accumulated Depreciation	(3,088)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
512 Denver CO | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	49,862
Initial Cost to Company
Land	2,810
Buildings and Improvements	36,021
Costs Capitalized Subsequent to Acquisition	1,616
Gross Amount at Which Carried As of Year End
Land	2,810
Buildings and Improvements	37,637
Total	40,447
Accumulated Depreciation	(9,906)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1233 Denver CO | Senior housing
Initial Cost to Company
Land	2,511
Buildings and Improvements	30,641
Costs Capitalized Subsequent to Acquisition	82
Gross Amount at Which Carried As of Year End
Land	2,511
Buildings and Improvements	29,920
Total	32,431
Accumulated Depreciation	(3,930)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1000 Greenwood Village CO | Senior housing
Initial Cost to Company
Land	3,367
Buildings and Improvements	43,610
Gross Amount at Which Carried As of Year End
Land	3,367
Buildings and Improvements	42,814
Total	46,181
Accumulated Depreciation	(4,947)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1234 Lakewood CO | Senior housing
Initial Cost to Company
Land	3,012
Buildings and Improvements	31,913
Costs Capitalized Subsequent to Acquisition	5
Gross Amount at Which Carried As of Year End
Land	3,012
Buildings and Improvements	31,120
Total	34,132
Accumulated Depreciation	(4,085)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
730 Torrington CT | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	12,624
Initial Cost to Company
Land	166
Buildings and Improvements	11,001
Gross Amount at Which Carried As of Year End
Land	166
Buildings and Improvements	10,591
Total	10,757
Accumulated Depreciation	(1,765)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1010 Woodbridge CT | Senior housing
Initial Cost to Company
Land	2,352
Buildings and Improvements	9,929
Costs Capitalized Subsequent to Acquisition	224
Gross Amount at Which Carried As of Year End
Land	2,363
Buildings and Improvements	9,680
Total	12,043
Accumulated Depreciation	(1,271)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
538 Altamonte Springs FL | Senior housing
Initial Cost to Company
Land	1,530
Buildings and Improvements	7,956
Gross Amount at Which Carried As of Year End
Land	1,530
Buildings and Improvements	7,136
Total	8,666
Accumulated Depreciation	(1,604)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
861 Apopka FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	5,892
Initial Cost to Company
Land	920
Buildings and Improvements	4,816
Gross Amount at Which Carried As of Year End
Land	920
Buildings and Improvements	4,716
Total	5,636
Accumulated Depreciation	(707)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
852 Boca Raton FL | Senior housing
Initial Cost to Company
Land	4,730
Buildings and Improvements	17,532
Costs Capitalized Subsequent to Acquisition	2,605
Gross Amount at Which Carried As of Year End
Land	4,730
Buildings and Improvements	19,727
Total	24,457
Accumulated Depreciation	(3,275)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1001 Boca Raton FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	11,648
Initial Cost to Company
Land	2,415
Buildings and Improvements	17,923
Gross Amount at Which Carried As of Year End
Land	2,415
Buildings and Improvements	17,561
Total	19,976
Accumulated Depreciation	(2,029)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
544 Boynton Beach FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,036
Initial Cost to Company
Land	1,270
Buildings and Improvements	4,773
Gross Amount at Which Carried As of Year End
Land	1,270
Buildings and Improvements	4,773
Total	6,043
Accumulated Depreciation	(1,054)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1963 Boynton Beach FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	34,546
Initial Cost to Company
Land	2,550
Buildings and Improvements	31,183
Costs Capitalized Subsequent to Acquisition	(883)
Gross Amount at Which Carried As of Year End
Land	2,550
Buildings and Improvements	30,300
Total	32,850
Accumulated Depreciation	(1,208)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1964 Boynton Beach FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	4,837
Initial Cost to Company
Land	570
Buildings and Improvements	7,675
Costs Capitalized Subsequent to Acquisition	1,787
Gross Amount at Which Carried As of Year End
Land	570
Buildings and Improvements	9,462
Total	10,032
Accumulated Depreciation	(317)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
539 Clearwater FL | Senior housing
Initial Cost to Company
Land	2,250
Buildings and Improvements	2,627
Gross Amount at Which Carried As of Year End
Land	2,250
Buildings and Improvements	2,627
Total	4,877
Accumulated Depreciation	(590)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
746 Clearwater FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	17,788
Initial Cost to Company
Land	3,856
Buildings and Improvements	12,176
Gross Amount at Which Carried As of Year End
Land	3,856
Buildings and Improvements	11,321
Total	15,177
Accumulated Depreciation	(2,669)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
862 Clermont FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,345
Initial Cost to Company
Land	440
Buildings and Improvements	6,518
Gross Amount at Which Carried As of Year End
Land	440
Buildings and Improvements	6,418
Total	6,858
Accumulated Depreciation	(963)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1002 Coconut Creek FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	13,928
Initial Cost to Company
Land	2,461
Buildings and Improvements	16,006
Gross Amount at Which Carried As of Year End
Land	2,461
Buildings and Improvements	15,620
Total	18,081
Accumulated Depreciation	(1,805)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
492 Delray Beach FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	11,439
Initial Cost to Company
Land	850
Buildings and Improvements	6,637
Gross Amount at Which Carried As of Year End
Land	850
Buildings and Improvements	6,637
Total	7,487
Accumulated Depreciation	(1,308)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	43
850 Gainesville FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	16,151
Initial Cost to Company
Land	1,020
Buildings and Improvements	13,490
Gross Amount at Which Carried As of Year End
Land	1,020
Buildings and Improvements	13,090
Total	14,110
Accumulated Depreciation	(1,827)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1095 Gainesville FL | Senior housing
Initial Cost to Company
Land	1,221
Buildings and Improvements	12,226
Gross Amount at Which Carried As of Year End
Land	1,221
Buildings and Improvements	12,001
Total	13,222
Accumulated Depreciation	(1,575)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
490 Jacksonville FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	44,230
Initial Cost to Company
Land	3,250
Buildings and Improvements	25,936
Gross Amount at Which Carried As of Year End
Land	3,250
Buildings and Improvements	25,936
Total	29,186
Accumulated Depreciation	(7,225)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1096 Jacksonville FL | Senior housing
Initial Cost to Company
Land	1,587
Buildings and Improvements	15,616
Gross Amount at Which Carried As of Year End
Land	1,587
Buildings and Improvements	15,298
Total	16,885
Accumulated Depreciation	(2,008)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
855 Lantana FL | Senior housing
Initial Cost to Company
Land	3,520
Buildings and Improvements	26,452
Gross Amount at Which Carried As of Year End
Land	3,520
Buildings and Improvements	25,652
Total	29,172
Accumulated Depreciation	(4,631)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1968 Largo FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	60,593
Initial Cost to Company
Land	2,920
Buildings and Improvements	60,956
Costs Capitalized Subsequent to Acquisition	710
Gross Amount at Which Carried As of Year End
Land	2,920
Buildings and Improvements	61,665
Total	64,585
Accumulated Depreciation	(2,389)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
731 Ocoee FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	16,546
Initial Cost to Company
Land	2,096
Buildings and Improvements	9,322
Gross Amount at Which Carried As of Year End
Land	2,096
Buildings and Improvements	8,801
Total	10,897
Accumulated Depreciation	(1,467)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
859 Oviedo FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,603
Initial Cost to Company
Land	670
Buildings and Improvements	8,071
Gross Amount at Which Carried As of Year End
Land	670
Buildings and Improvements	7,971
Total	8,641
Accumulated Depreciation	(1,196)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1970 Palm Beach Gardens FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	33,366
Initial Cost to Company
Land	4,820
Buildings and Improvements	32,047
Costs Capitalized Subsequent to Acquisition	1,082
Gross Amount at Which Carried As of Year End
Land	4,820
Buildings and Improvements	33,129
Total	37,949
Accumulated Depreciation	(1,318)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1017 Palm Harbor FL | Senior housing
Initial Cost to Company
Land	1,462
Buildings and Improvements	16,774
Costs Capitalized Subsequent to Acquisition	500
Gross Amount at Which Carried As of Year End
Land	1,462
Buildings and Improvements	16,888
Total	18,350
Accumulated Depreciation	(2,234)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
190 Pinellas Park FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	3,979
Initial Cost to Company
Land	480
Buildings and Improvements	3,911
Gross Amount at Which Carried As of Year End
Land	480
Buildings and Improvements	3,911
Total	4,391
Accumulated Depreciation	(1,761)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
732 Port Orange FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	15,443
Initial Cost to Company
Land	2,340
Buildings and Improvements	9,898
Gross Amount at Which Carried As of Year End
Land	2,340
Buildings and Improvements	9,377
Total	11,717
Accumulated Depreciation	(1,563)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1971 Sarasota FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	27,937
Initial Cost to Company
Land	3,050
Buildings and Improvements	25,032
Costs Capitalized Subsequent to Acquisition	(335)
Gross Amount at Which Carried As of Year End
Land	3,050
Buildings and Improvements	24,697
Total	27,747
Accumulated Depreciation	(965)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
802 St. Augustine FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	14,819
Initial Cost to Company
Land	830
Buildings and Improvements	11,627
Gross Amount at Which Carried As of Year End
Land	830
Buildings and Improvements	11,227
Total	12,057
Accumulated Depreciation	(2,032)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
692 Sun City Center FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	9,884
Initial Cost to Company
Land	510
Buildings and Improvements	6,120
Gross Amount at Which Carried As of Year End
Land	510
Buildings and Improvements	5,865
Total	6,375
Accumulated Depreciation	(1,257)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
698 Sun City Center FL | Senior housing
Initial Cost to Company
Land	3,466
Buildings and Improvements	70,810
Gross Amount at Which Carried As of Year End
Land	3,466
Buildings and Improvements	69,750
Total	73,216
Accumulated Depreciation	(14,897)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
1097 Tallahassee FL | Senior housing
Initial Cost to Company
Land	1,331
Buildings and Improvements	19,039
Gross Amount at Which Carried As of Year End
Land	1,331
Buildings and Improvements	18,695
Total	20,026
Accumulated Depreciation	(2,454)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
224 Tampa FL | Senior housing
Initial Cost to Company
Land	600
Buildings and Improvements	5,566
Costs Capitalized Subsequent to Acquisition	686
Gross Amount at Which Carried As of Year End
Land	696
Buildings and Improvements	6,155
Total	6,851
Accumulated Depreciation	(1,677)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
849 Tampa FL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	12,194
Initial Cost to Company
Land	800
Buildings and Improvements	11,340
Gross Amount at Which Carried As of Year End
Land	800
Buildings and Improvements	10,940
Total	11,740
Accumulated Depreciation	(1,527)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1257 Vero Beach FL | Senior housing
Initial Cost to Company
Land	2,035
Buildings and Improvements	34,993
Costs Capitalized Subsequent to Acquisition	201
Gross Amount at Which Carried As of Year End
Land	2,035
Buildings and Improvements	33,634
Total	35,669
Accumulated Depreciation	(4,411)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1605 Vero Beach FL | Senior housing
Initial Cost to Company
Land	700
Buildings and Improvements	16,234
Gross Amount at Which Carried As of Year End
Land	700
Buildings and Improvements	16,234
Total	16,934
Accumulated Depreciation	(592)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1976 West Palm Beach FL | Senior housing
Initial Cost to Company
Land	990
Buildings and Improvements	2,431
Costs Capitalized Subsequent to Acquisition	494
Gross Amount at Which Carried As of Year End
Land	990
Buildings and Improvements	2,925
Total	3,915
Accumulated Depreciation	(107)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1098 Alpharetta GA | Senior housing
Initial Cost to Company
Land	793
Buildings and Improvements	8,761
Costs Capitalized Subsequent to Acquisition	198
Gross Amount at Which Carried As of Year End
Land	793
Buildings and Improvements	8,673
Total	9,466
Accumulated Depreciation	(1,142)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1099 Atlanta GA | Senior housing
Initial Cost to Company
Land	687
Buildings and Improvements	5,507
Costs Capitalized Subsequent to Acquisition	228
Gross Amount at Which Carried As of Year End
Land	687
Buildings and Improvements	5,334
Total	6,021
Accumulated Depreciation	(704)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1169 Atlanta GA | Senior housing
Initial Cost to Company
Land	2,665
Buildings and Improvements	5,911
Costs Capitalized Subsequent to Acquisition	2
Gross Amount at Which Carried As of Year End
Land	2,665
Buildings and Improvements	5,643
Total	8,308
Accumulated Depreciation	(741)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1241 Lilburn GA | Senior housing
Initial Cost to Company
Land	907
Buildings and Improvements	17,340
Costs Capitalized Subsequent to Acquisition	7
Gross Amount at Which Carried As of Year End
Land	907
Buildings and Improvements	16,791
Total	17,698
Accumulated Depreciation	(2,204)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1112 Marietta GA | Senior housing
Initial Cost to Company
Land	894
Buildings and Improvements	6,944
Costs Capitalized Subsequent to Acquisition	325
Gross Amount at Which Carried As of Year End
Land	904
Buildings and Improvements	6,993
Total	7,897
Accumulated Depreciation	(912)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1088 Davenport IA | Senior housing
Initial Cost to Company
Land	511
Buildings and Improvements	8,039
Gross Amount at Which Carried As of Year End
Land	511
Buildings and Improvements	7,868
Total	8,379
Accumulated Depreciation	(1,033)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1093 Marion IA | Senior housing
Initial Cost to Company
Land	502
Buildings and Improvements	6,865
Gross Amount at Which Carried As of Year End
Land	502
Buildings and Improvements	6,713
Total	7,215
Accumulated Depreciation	(881)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1091 Bloomington IL | Senior housing
Initial Cost to Company
Land	798
Buildings and Improvements	13,091
Gross Amount at Which Carried As of Year End
Land	798
Buildings and Improvements	12,832
Total	13,630
Accumulated Depreciation	(1,684)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1587 Burr Ridge IL | Senior housing
Initial Cost to Company
Land	2,640
Buildings and Improvements	23,902
Costs Capitalized Subsequent to Acquisition	289
Gross Amount at Which Carried As of Year End
Land	2,640
Buildings and Improvements	24,190
Total	26,830
Accumulated Depreciation	(1,765)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
1089 Champaign IL | Senior housing
Initial Cost to Company
Land	101
Buildings and Improvements	4,207
Costs Capitalized Subsequent to Acquisition	1,592
Gross Amount at Which Carried As of Year End
Land	279
Buildings and Improvements	5,463
Total	5,742
Accumulated Depreciation	(554)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1157 Hoffman Estates IL | Senior housing
Initial Cost to Company
Land	1,701
Buildings and Improvements	12,037
Costs Capitalized Subsequent to Acquisition	133
Gross Amount at Which Carried As of Year End
Land	1,701
Buildings and Improvements	11,587
Total	13,288
Accumulated Depreciation	(1,529)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1090 Macomb IL | Senior housing
Initial Cost to Company
Land	81
Buildings and Improvements	6,062
Gross Amount at Which Carried As of Year End
Land	81
Buildings and Improvements	5,905
Total	5,986
Accumulated Depreciation	(775)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1143 Mt. Vernon IL | Senior housing
Initial Cost to Company
Land	296
Buildings and Improvements	15,935
Costs Capitalized Subsequent to Acquisition	3,562
Gross Amount at Which Carried As of Year End
Land	512
Buildings and Improvements	18,949
Total	19,461
Accumulated Depreciation	(2,171)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1969 Niles IL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	31,979
Initial Cost to Company
Land	3,790
Buildings and Improvements	41,143
Costs Capitalized Subsequent to Acquisition	(739)
Gross Amount at Which Carried As of Year End
Land	3,790
Buildings and Improvements	40,404
Total	44,194
Accumulated Depreciation	(1,593)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1005 Oak Park IL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	26,271
Initial Cost to Company
Land	3,476
Buildings and Improvements	35,259
Gross Amount at Which Carried As of Year End
Land	3,476
Buildings and Improvements	34,713
Total	38,189
Accumulated Depreciation	(4,011)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1961 Olympia Fields IL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	36,139
Initial Cost to Company
Land	4,120
Buildings and Improvements	25,892
Costs Capitalized Subsequent to Acquisition	(1,030)
Gross Amount at Which Carried As of Year End
Land	4,120
Buildings and Improvements	24,862
Total	28,982
Accumulated Depreciation	(1,036)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1162 Orland Park IL | Senior housing
Initial Cost to Company
Land	2,623
Buildings and Improvements	23,154
Costs Capitalized Subsequent to Acquisition	10
Gross Amount at Which Carried As of Year End
Land	2,623
Buildings and Improvements	22,534
Total	25,157
Accumulated Depreciation	(2,958)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1092 Peoria IL | Senior housing
Initial Cost to Company
Land	404
Buildings and Improvements	10,050
Gross Amount at Which Carried As of Year End
Land	404
Buildings and Improvements	9,840
Total	10,244
Accumulated Depreciation	(1,292)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1588 Prospect Heights IL | Senior housing
Initial Cost to Company
Land	2,680
Buildings and Improvements	20,299
Costs Capitalized Subsequent to Acquisition	474
Gross Amount at Which Carried As of Year End
Land	2,680
Buildings and Improvements	20,774
Total	23,454
Accumulated Depreciation	(1,540)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
1952 Vernon Hills IL | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	53,035
Initial Cost to Company
Land	4,900
Buildings and Improvements	42,546
Costs Capitalized Subsequent to Acquisition	1,273
Gross Amount at Which Carried As of Year End
Land	4,900
Buildings and Improvements	43,819
Total	48,719
Accumulated Depreciation	(1,628)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1237 Wilmette IL | Senior housing
Initial Cost to Company
Land	1,100
Buildings and Improvements	9,373
Gross Amount at Which Carried As of Year End
Land	1,100
Buildings and Improvements	9,149
Total	10,249
Accumulated Depreciation	(1,201)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
379 Evansville IN | Senior housing
Initial Cost to Company
Land	500
Buildings and Improvements	9,302
Gross Amount at Which Carried As of Year End
Land	500
Buildings and Improvements	7,762
Total	8,262
Accumulated Depreciation	(2,068)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
457 Jasper IN | Senior housing
Initial Cost to Company
Land	165
Buildings and Improvements	5,952
Costs Capitalized Subsequent to Acquisition	359
Gross Amount at Which Carried As of Year End
Land	165
Buildings and Improvements	6,311
Total	6,476
Accumulated Depreciation	(1,899)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1144 Indianapolis IN | Senior housing
Initial Cost to Company
Land	1,197
Buildings and Improvements	7,718
Gross Amount at Which Carried As of Year End
Land	1,197
Buildings and Improvements	7,486
Total	8,683
Accumulated Depreciation	(983)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1145 Indianapolis IN | Senior housing
Initial Cost to Company
Land	1,144
Buildings and Improvements	8,261
Costs Capitalized Subsequent to Acquisition	7,371
Gross Amount at Which Carried As of Year End
Land	1,144
Buildings and Improvements	15,399
Total	16,543
Accumulated Depreciation	(1,600)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1146 West Lafayette IN | Senior housing
Initial Cost to Company
Land	813
Buildings and Improvements	10,876
Gross Amount at Which Carried As of Year End
Land	813
Buildings and Improvements	10,626
Total	11,439
Accumulated Depreciation	(1,395)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1170 Edgewood KY | Senior housing
Initial Cost to Company
Land	1,868
Buildings and Improvements	4,934
Gross Amount at Which Carried As of Year End
Land	1,868
Buildings and Improvements	4,504
Total	6,372
Accumulated Depreciation	(591)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
697 Lexington KY | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,010
Initial Cost to Company
Land	2,093
Buildings and Improvements	16,917
Gross Amount at Which Carried As of Year End
Land	2,093
Buildings and Improvements	16,299
Total	18,392
Accumulated Depreciation	(4,072)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1105 Middletown KY | Senior housing
Initial Cost to Company
Land	1,499
Buildings and Improvements	26,252
Costs Capitalized Subsequent to Acquisition	240
Gross Amount at Which Carried As of Year End
Land	1,513
Buildings and Improvements	25,868
Total	27,381
Accumulated Depreciation	(3,384)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1013 Danvers MA | Senior housing
Initial Cost to Company
Land	4,616
Buildings and Improvements	30,692
Costs Capitalized Subsequent to Acquisition	243
Gross Amount at Which Carried As of Year End
Land	4,621
Buildings and Improvements	30,344
Total	34,965
Accumulated Depreciation	(3,984)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1151 Dartmouth MA | Senior housing
Initial Cost to Company
Land	3,145
Buildings and Improvements	6,880
Gross Amount at Which Carried As of Year End
Land	3,145
Buildings and Improvements	6,632
Total	9,777
Accumulated Depreciation	(870)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1012 Dedham MA | Senior housing
Initial Cost to Company
Land	3,930
Buildings and Improvements	21,340
Costs Capitalized Subsequent to Acquisition	267
Gross Amount at Which Carried As of Year End
Land	3,930
Buildings and Improvements	21,032
Total	24,962
Accumulated Depreciation	(2,745)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1158 Plymouth MA | Senior housing
Initial Cost to Company
Land	2,434
Buildings and Improvements	9,027
Gross Amount at Which Carried As of Year End
Land	2,434
Buildings and Improvements	8,550
Total	10,984
Accumulated Depreciation	(1,122)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1011 Baltimore MD | Senior housing
Initial Cost to Company
Land	1,416
Buildings and Improvements	8,854
Costs Capitalized Subsequent to Acquisition	288
Gross Amount at Which Carried As of Year End
Land	1,416
Buildings and Improvements	8,681
Total	10,097
Accumulated Depreciation	(1,146)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1153 Baltimore MD | Senior housing
Initial Cost to Company
Land	1,684
Buildings and Improvements	18,889
Gross Amount at Which Carried As of Year End
Land	1,684
Buildings and Improvements	18,466
Total	20,150
Accumulated Depreciation	(2,424)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1249 Frederick MD | Senior housing
Initial Cost to Company
Land	609
Buildings and Improvements	9,158
Costs Capitalized Subsequent to Acquisition	77
Gross Amount at Which Carried As of Year End
Land	609
Buildings and Improvements	8,991
Total	9,600
Accumulated Depreciation	(1,175)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
281 Westminster MD | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	15,497
Initial Cost to Company
Land	768
Buildings and Improvements	5,251
Gross Amount at Which Carried As of Year End
Land	768
Buildings and Improvements	4,853
Total	5,621
Accumulated Depreciation	(1,337)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
546 Cape Elizabeth ME | Senior housing
Initial Cost to Company
Land	630
Buildings and Improvements	3,524
Costs Capitalized Subsequent to Acquisition	93
Gross Amount at Which Carried As of Year End
Land	630
Buildings and Improvements	3,617
Total	4,247
Accumulated Depreciation	(794)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
545 Saco ME | Senior housing
Initial Cost to Company
Land	80
Buildings and Improvements	2,363
Costs Capitalized Subsequent to Acquisition	155
Gross Amount at Which Carried As of Year End
Land	80
Buildings and Improvements	2,518
Total	2,598
Accumulated Depreciation	(548)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1258 Auburn Hills MI | Senior housing
Initial Cost to Company
Land	2,281
Buildings and Improvements	10,692
Gross Amount at Which Carried As of Year End
Land	2,281
Buildings and Improvements	10,692
Total	12,973
Accumulated Depreciation	(1,403)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1248 Farmington Hills MI | Senior housing
Initial Cost to Company
Land	1,013
Buildings and Improvements	12,119
Costs Capitalized Subsequent to Acquisition	291
Gross Amount at Which Carried As of Year End
Land	1,013
Buildings and Improvements	12,066
Total	13,079
Accumulated Depreciation	(1,557)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
696 Holland MI | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	42,035
Initial Cost to Company
Land	787
Buildings and Improvements	51,410
Gross Amount at Which Carried As of Year End
Land	787
Buildings and Improvements	50,172
Total	50,959
Accumulated Depreciation	(12,572)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	29
1094 Portage MI | Senior housing
Initial Cost to Company
Land	100
Buildings and Improvements	5,700
Costs Capitalized Subsequent to Acquisition	4,617
Gross Amount at Which Carried As of Year End
Land	100
Buildings and Improvements	9,950
Total	10,050
Accumulated Depreciation	(1,155)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
472 Sterling Heights MI | Senior housing
Initial Cost to Company
Land	920
Buildings and Improvements	7,326
Gross Amount at Which Carried As of Year End
Land	920
Buildings and Improvements	7,326
Total	8,246
Accumulated Depreciation	(2,163)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1259 Sterling Heights MI | Senior housing
Initial Cost to Company
Land	1,593
Buildings and Improvements	11,500
Gross Amount at Which Carried As of Year End
Land	1,593
Buildings and Improvements	11,181
Total	12,774
Accumulated Depreciation	(1,468)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1235 Des Peres MO | Senior housing
Initial Cost to Company
Land	4,361
Buildings and Improvements	20,664
Gross Amount at Which Carried As of Year End
Land	4,361
Buildings and Improvements	20,046
Total	24,407
Accumulated Depreciation	(2,631)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1236 Richmond Heights MO | Senior housing
Initial Cost to Company
Land	1,744
Buildings and Improvements	24,232
Gross Amount at Which Carried As of Year End
Land	1,744
Buildings and Improvements	23,548
Total	25,292
Accumulated Depreciation	(3,091)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
853 St. Louis MO | Senior housing
Initial Cost to Company
Land	2,500
Buildings and Improvements	20,343
Gross Amount at Which Carried As of Year End
Land	2,500
Buildings and Improvements	19,853
Total	22,353
Accumulated Depreciation	(3,695)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
842 Great Falls MT | Senior housing
Initial Cost to Company
Land	500
Buildings and Improvements	5,683
Gross Amount at Which Carried As of Year End
Land	500
Buildings and Improvements	5,423
Total	5,923
Accumulated Depreciation	(791)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
878 Charlotte NC | Senior housing
Initial Cost to Company
Land	710
Buildings and Improvements	9,559
Gross Amount at Which Carried As of Year End
Land	710
Buildings and Improvements	9,159
Total	9,869
Accumulated Depreciation	(1,164)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1584 Charlotte NC | Senior housing
Initial Cost to Company
Land	2,052
Buildings and Improvements	6,557
Gross Amount at Which Carried As of Year End
Land	2,052
Buildings and Improvements	6,557
Total	8,609
Accumulated Depreciation	(419)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1119 Concord NC | Senior housing
Initial Cost to Company
Land	601
Buildings and Improvements	7,615
Costs Capitalized Subsequent to Acquisition	166
Gross Amount at Which Carried As of Year End
Land	612
Buildings and Improvements	7,546
Total	8,158
Accumulated Depreciation	(983)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1254 Raleigh NC | Senior housing
Initial Cost to Company
Land	1,191
Buildings and Improvements	11,532
Costs Capitalized Subsequent to Acquisition	54
Gross Amount at Which Carried As of Year End
Land	1,191
Buildings and Improvements	11,300
Total	12,491
Accumulated Depreciation	(1,482)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1599 Cherry Hill NJ | Senior housing
Initial Cost to Company
Land	2,420
Buildings and Improvements	11,042
Gross Amount at Which Carried As of Year End
Land	2,420
Buildings and Improvements	11,042
Total	13,462
Accumulated Depreciation	(754)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
1239 Cresskill NJ | Senior housing
Initial Cost to Company
Land	4,684
Buildings and Improvements	53,927
Costs Capitalized Subsequent to Acquisition	22
Gross Amount at Which Carried As of Year End
Land	4,684
Buildings and Improvements	52,963
Total	57,647
Accumulated Depreciation	(6,951)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
734 Hillsborough NJ | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	15,986
Initial Cost to Company
Land	1,042
Buildings and Improvements	10,042
Gross Amount at Which Carried As of Year End
Land	1,042
Buildings and Improvements	9,576
Total	10,618
Accumulated Depreciation	(1,596)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1242 Madison NJ | Senior housing
Initial Cost to Company
Land	3,157
Buildings and Improvements	19,909
Costs Capitalized Subsequent to Acquisition	25
Gross Amount at Which Carried As of Year End
Land	3,157
Buildings and Improvements	19,348
Total	22,505
Accumulated Depreciation	(2,538)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
733 Manahawkin NJ | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	13,947
Initial Cost to Company
Land	921
Buildings and Improvements	9,927
Gross Amount at Which Carried As of Year End
Land	921
Buildings and Improvements	9,461
Total	10,382
Accumulated Depreciation	(1,577)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1014 Paramus NJ | Senior housing
Initial Cost to Company
Land	4,280
Buildings and Improvements	31,684
Costs Capitalized Subsequent to Acquisition	207
Gross Amount at Which Carried As of Year End
Land	4,280
Buildings and Improvements	31,191
Total	35,471
Accumulated Depreciation	(4,094)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1231 Saddle River NJ | Senior housing
Initial Cost to Company
Land	1,784
Buildings and Improvements	15,625
Costs Capitalized Subsequent to Acquisition	57
Gross Amount at Which Carried As of Year End
Land	1,784
Buildings and Improvements	15,238
Total	17,022
Accumulated Depreciation	(1,999)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
245 Voorhees Township NJ | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,654
Initial Cost to Company
Land	900
Buildings and Improvements	7,629
Gross Amount at Which Carried As of Year End
Land	900
Buildings and Improvements	7,629
Total	8,529
Accumulated Depreciation	(2,130)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
213 Albuquerque NM | Senior housing
Initial Cost to Company
Land	767
Buildings and Improvements	9,324
Gross Amount at Which Carried As of Year End
Land	767
Buildings and Improvements	8,826
Total	9,593
Accumulated Depreciation	(2,864)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
796 Las Vegas NV | Senior housing
Initial Cost to Company
Land	1,960
Buildings and Improvements	5,816
Gross Amount at Which Carried As of Year End
Land	1,960
Buildings and Improvements	5,426
Total	7,386
Accumulated Depreciation	(871)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1252 Brooklyn NY | Senior housing
Initial Cost to Company
Land	8,117
Buildings and Improvements	23,627
Costs Capitalized Subsequent to Acquisition	446
Gross Amount at Which Carried As of Year End
Land	8,117
Buildings and Improvements	23,498
Total	31,615
Accumulated Depreciation	(3,117)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1256 Sheepshead Bay NY | Senior housing
Initial Cost to Company
Land	5,215
Buildings and Improvements	39,052
Costs Capitalized Subsequent to Acquisition	72
Gross Amount at Which Carried As of Year End
Land	5,215
Buildings and Improvements	38,273
Total	43,488
Accumulated Depreciation	(5,020)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
473 Cincinnati OH | Senior housing
Initial Cost to Company
Land	600
Buildings and Improvements	4,428
Gross Amount at Which Carried As of Year End
Land	600
Buildings and Improvements	4,428
Total	5,028
Accumulated Depreciation	(1,307)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
841 Columbus OH | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	6,565
Initial Cost to Company
Land	970
Buildings and Improvements	7,806
Costs Capitalized Subsequent to Acquisition	1,023
Gross Amount at Which Carried As of Year End
Land	970
Buildings and Improvements	8,438
Total	9,408
Accumulated Depreciation	(1,182)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
857 Fairborn OH | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	6,739
Initial Cost to Company
Land	810
Buildings and Improvements	8,311
Gross Amount at Which Carried As of Year End
Land	810
Buildings and Improvements	8,011
Total	8,821
Accumulated Depreciation	(1,239)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	36
1147 Fairborn OH | Senior housing
Initial Cost to Company
Land	298
Buildings and Improvements	10,704
Costs Capitalized Subsequent to Acquisition	3,068
Gross Amount at Which Carried As of Year End
Land	298
Buildings and Improvements	13,541
Total	13,839
Accumulated Depreciation	(1,637)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1386 Marietta OH | Senior housing
Initial Cost to Company
Land	1,069
Buildings and Improvements	11,435
Gross Amount at Which Carried As of Year End
Land	1,069
Buildings and Improvements	11,435
Total	12,504
Accumulated Depreciation	(1,449)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1253 Poland OH | Senior housing
Initial Cost to Company
Land	695
Buildings and Improvements	10,444
Costs Capitalized Subsequent to Acquisition	7
Gross Amount at Which Carried As of Year End
Land	695
Buildings and Improvements	10,113
Total	10,808
Accumulated Depreciation	(1,328)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1159 Willoughby OH | Senior housing
Initial Cost to Company
Land	1,177
Buildings and Improvements	9,982
Gross Amount at Which Carried As of Year End
Land	1,177
Buildings and Improvements	9,577
Total	10,754
Accumulated Depreciation	(1,257)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1171 Oklahoma City OK | Senior housing
Initial Cost to Company
Land	801
Buildings and Improvements	4,904
Costs Capitalized Subsequent to Acquisition	12
Gross Amount at Which Carried As of Year End
Land	801
Buildings and Improvements	4,533
Total	5,334
Accumulated Depreciation	(595)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1160 Tulsa OK | Senior housing
Initial Cost to Company
Land	1,115
Buildings and Improvements	11,028
Gross Amount at Which Carried As of Year End
Land	1,115
Buildings and Improvements	10,340
Total	11,455
Accumulated Depreciation	(1,357)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1967 Cumberland RI | Senior housing
Initial Cost to Company
Land	2,630
Buildings and Improvements	18,825
Costs Capitalized Subsequent to Acquisition	225
Gross Amount at Which Carried As of Year End
Land	2,630
Buildings and Improvements	19,050
Total	21,680
Accumulated Depreciation	(741)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1959 East Providence RI | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	18,330
Initial Cost to Company
Land	1,890
Buildings and Improvements	14,387
Costs Capitalized Subsequent to Acquisition	(781)
Gross Amount at Which Carried As of Year End
Land	1,890
Buildings and Improvements	13,606
Total	15,496
Accumulated Depreciation	(563)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1960 Greenwich RI | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	10,039
Initial Cost to Company
Land	450
Buildings and Improvements	8,381
Costs Capitalized Subsequent to Acquisition	(220)
Gross Amount at Which Carried As of Year End
Land	450
Buildings and Improvements	8,161
Total	8,611
Accumulated Depreciation	(370)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1972 Smithfield RI | Senior housing
Initial Cost to Company
Land	1,250
Buildings and Improvements	17,442
Costs Capitalized Subsequent to Acquisition	423
Gross Amount at Which Carried As of Year End
Land	1,250
Buildings and Improvements	17,864
Total	19,114
Accumulated Depreciation	(727)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1973 South Kingstown RI | Senior housing
Initial Cost to Company
Land	1,390
Buildings and Improvements	13,150
Costs Capitalized Subsequent to Acquisition	(583)
Gross Amount at Which Carried As of Year End
Land	1,390
Buildings and Improvements	12,567
Total	13,957
Accumulated Depreciation	(499)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1975 Tiverton RI | Senior housing
Initial Cost to Company
Land	3,240
Buildings and Improvements	25,735
Costs Capitalized Subsequent to Acquisition	18
Gross Amount at Which Carried As of Year End
Land	3,240
Buildings and Improvements	25,753
Total	28,993
Accumulated Depreciation	(991)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1962 Warwick RI | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	17,936
Initial Cost to Company
Land	1,050
Buildings and Improvements	16,564
Costs Capitalized Subsequent to Acquisition	(1,401)
Gross Amount at Which Carried As of Year End
Land	1,050
Buildings and Improvements	15,162
Total	16,212
Accumulated Depreciation	(691)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1163 Haverford PA | Senior housing
Initial Cost to Company
Land	16,461
Buildings and Improvements	108,816
Costs Capitalized Subsequent to Acquisition	1,241
Gross Amount at Which Carried As of Year End
Land	16,461
Buildings and Improvements	108,445
Total	124,906
Accumulated Depreciation	(14,139)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1104 Aiken SC | Senior housing
Initial Cost to Company
Land	357
Buildings and Improvements	14,832
Costs Capitalized Subsequent to Acquisition	151
Gross Amount at Which Carried As of Year End
Land	363
Buildings and Improvements	14,471
Total	14,834
Accumulated Depreciation	(1,901)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1100 Charleston SC | Senior housing
Initial Cost to Company
Land	885
Buildings and Improvements	14,124
Costs Capitalized Subsequent to Acquisition	292
Gross Amount at Which Carried As of Year End
Land	896
Buildings and Improvements	14,075
Total	14,971
Accumulated Depreciation	(1,831)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1109 Columbia SC | Senior housing
Initial Cost to Company
Land	408
Buildings and Improvements	7,527
Costs Capitalized Subsequent to Acquisition	131
Gross Amount at Which Carried As of Year End
Land	412
Buildings and Improvements	7,458
Total	7,870
Accumulated Depreciation	(978)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
306 Georgetown SC | Senior housing
Initial Cost to Company
Land	239
Buildings and Improvements	3,008
Gross Amount at Which Carried As of Year End
Land	239
Buildings and Improvements	3,008
Total	3,247
Accumulated Depreciation	(837)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
879 Greenville SC | Senior housing
Initial Cost to Company
Land	1,090
Buildings and Improvements	12,558
Gross Amount at Which Carried As of Year End
Land	1,090
Buildings and Improvements	12,058
Total	13,148
Accumulated Depreciation	(1,532)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1172 Greenville SC | Senior housing
Initial Cost to Company
Land	993
Buildings and Improvements	16,314
Costs Capitalized Subsequent to Acquisition	43
Gross Amount at Which Carried As of Year End
Land	993
Buildings and Improvements	15,457
Total	16,450
Accumulated Depreciation	(2,030)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
305 Lancaster SC | Senior housing
Initial Cost to Company
Land	84
Buildings and Improvements	2,982
Gross Amount at Which Carried As of Year End
Land	84
Buildings and Improvements	2,982
Total	3,066
Accumulated Depreciation	(745)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
880 Myrtle Beach SC | Senior housing
Initial Cost to Company
Land	900
Buildings and Improvements	10,913
Gross Amount at Which Carried As of Year End
Land	900
Buildings and Improvements	10,513
Total	11,413
Accumulated Depreciation	(1,336)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
312 Rock Hill SC | Senior housing
Initial Cost to Company
Land	203
Buildings and Improvements	2,671
Gross Amount at Which Carried As of Year End
Land	203
Buildings and Improvements	2,671
Total	2,874
Accumulated Depreciation	(722)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
1113 Rock Hill SC | Senior housing
Initial Cost to Company
Land	695
Buildings and Improvements	4,119
Costs Capitalized Subsequent to Acquisition	322
Gross Amount at Which Carried As of Year End
Land	795
Buildings and Improvements	4,126
Total	4,921
Accumulated Depreciation	(560)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
313 Sumter SC | Senior housing
Initial Cost to Company
Land	196
Buildings and Improvements	2,623
Gross Amount at Which Carried As of Year End
Land	196
Buildings and Improvements	2,623
Total	2,819
Accumulated Depreciation	(730)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
1003 Nashville TN | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	11,252
Initial Cost to Company
Land	812
Buildings and Improvements	16,983
Gross Amount at Which Carried As of Year End
Land	812
Buildings and Improvements	16,235
Total	17,047
Accumulated Depreciation	(1,876)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
860 Oak Ridge TN | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,627
Initial Cost to Company
Land	500
Buildings and Improvements	4,741
Gross Amount at Which Carried As of Year End
Land	500
Buildings and Improvements	4,641
Total	5,141
Accumulated Depreciation	(696)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
843 Abilene TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	1,873
Initial Cost to Company
Land	300
Buildings and Improvements	2,830
Gross Amount at Which Carried As of Year End
Land	300
Buildings and Improvements	2,710
Total	3,010
Accumulated Depreciation	(379)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	39
1004 Arlington TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	14,398
Initial Cost to Company
Land	2,002
Buildings and Improvements	19,110
Gross Amount at Which Carried As of Year End
Land	2,002
Buildings and Improvements	18,729
Total	20,731
Accumulated Depreciation	(2,164)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1116 Arlington TX | Senior housing
Initial Cost to Company
Land	2,494
Buildings and Improvements	12,192
Costs Capitalized Subsequent to Acquisition	249
Gross Amount at Which Carried As of Year End
Land	2,540
Buildings and Improvements	11,873
Total	14,413
Accumulated Depreciation	(1,549)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
511 Austin TX | Senior housing
Initial Cost to Company
Land	2,960
Buildings and Improvements	41,645
Gross Amount at Which Carried As of Year End
Land	2,960
Buildings and Improvements	41,645
Total	44,605
Accumulated Depreciation	(11,452)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1589 Austin TX | Senior housing
Initial Cost to Company
Land	2,860
Buildings and Improvements	17,358
Costs Capitalized Subsequent to Acquisition	497
Gross Amount at Which Carried As of Year End
Land	2,860
Buildings and Improvements	17,855
Total	20,715
Accumulated Depreciation	(1,371)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
202 Beaumont TX | Senior housing
Initial Cost to Company
Land	145
Buildings and Improvements	10,404
Gross Amount at Which Carried As of Year End
Land	145
Buildings and Improvements	10,020
Total	10,165
Accumulated Depreciation	(3,326)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
844 Burleson TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	4,279
Initial Cost to Company
Land	1,050
Buildings and Improvements	5,242
Gross Amount at Which Carried As of Year End
Land	1,050
Buildings and Improvements	4,902
Total	5,952
Accumulated Depreciation	(684)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
848 Cedar Hill TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,925
Initial Cost to Company
Land	1,070
Buildings and Improvements	11,554
Gross Amount at Which Carried As of Year End
Land	1,070
Buildings and Improvements	11,104
Total	12,174
Accumulated Depreciation	(1,550)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1325 Cedar Hill TX | Senior housing
Initial Cost to Company
Land	440
Buildings and Improvements	7,494
Gross Amount at Which Carried As of Year End
Land	440
Buildings and Improvements	7,494
Total	7,934
Accumulated Depreciation	(1,322)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
513 Fort Worth TX | Senior housing
Initial Cost to Company
Land	2,830
Buildings and Improvements	50,832
Gross Amount at Which Carried As of Year End
Land	2,830
Buildings and Improvements	50,832
Total	53,662
Accumulated Depreciation	(13,979)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
506 Friendswood TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	23,013
Initial Cost to Company
Land	400
Buildings and Improvements	7,354
Gross Amount at Which Carried As of Year End
Land	400
Buildings and Improvements	7,354
Total	7,754
Accumulated Depreciation	(1,553)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
217 Houston TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	11,669
Initial Cost to Company
Land	835
Buildings and Improvements	7,195
Gross Amount at Which Carried As of Year End
Land	835
Buildings and Improvements	7,195
Total	8,030
Accumulated Depreciation	(2,210)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
491 Houston TX | Senior housing
Initial Cost to Company
Land	2,470
Buildings and Improvements	21,710
Costs Capitalized Subsequent to Acquisition	750
Gross Amount at Which Carried As of Year End
Land	2,470
Buildings and Improvements	22,460
Total	24,930
Accumulated Depreciation	(6,241)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1106 Houston TX | Senior housing
Initial Cost to Company
Land	1,008
Buildings and Improvements	15,333
Costs Capitalized Subsequent to Acquisition	183
Gross Amount at Which Carried As of Year End
Land	1,020
Buildings and Improvements	15,098
Total	16,118
Accumulated Depreciation	(1,973)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1111 Houston TX | Senior housing
Initial Cost to Company
Land	1,877
Buildings and Improvements	25,372
Costs Capitalized Subsequent to Acquisition	247
Gross Amount at Which Carried As of Year End
Land	1,959
Buildings and Improvements	24,490
Total	26,449
Accumulated Depreciation	(3,210)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1955 Houston TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	60,239
Initial Cost to Company
Land	9,820
Buildings and Improvements	60,254
Costs Capitalized Subsequent to Acquisition	3,623
Gross Amount at Which Carried As of Year End
Land	9,820
Buildings and Improvements	63,877
Total	73,697
Accumulated Depreciation	(2,460)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1956 Houston TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	11,504
Initial Cost to Company
Land	4,450
Buildings and Improvements	22,569
Costs Capitalized Subsequent to Acquisition	(71)
Gross Amount at Which Carried As of Year End
Land	4,450
Buildings and Improvements	22,497
Total	26,947
Accumulated Depreciation	(1,070)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1957 Houston TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	39,560
Initial Cost to Company
Land	8,170
Buildings and Improvements	39,730
Costs Capitalized Subsequent to Acquisition	(710)
Gross Amount at Which Carried As of Year End
Land	8,170
Buildings and Improvements	39,021
Total	47,191
Accumulated Depreciation	(1,574)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1958 Houston TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	36,425
Initial Cost to Company
Land	2,910
Buildings and Improvements	30,362
Costs Capitalized Subsequent to Acquisition	(400)
Gross Amount at Which Carried As of Year End
Land	2,910
Buildings and Improvements	29,963
Total	32,873
Accumulated Depreciation	(1,283)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
820 Irving TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	10,863
Initial Cost to Company
Land	710
Buildings and Improvements	9,949
Gross Amount at Which Carried As of Year End
Land	710
Buildings and Improvements	9,359
Total	10,069
Accumulated Depreciation	(1,604)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
845 North Richland Hills TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	3,120
Initial Cost to Company
Land	520
Buildings and Improvements	5,117
Gross Amount at Which Carried As of Year End
Land	520
Buildings and Improvements	4,807
Total	5,327
Accumulated Depreciation	(671)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
846 North Richland Hills TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	6,769
Initial Cost to Company
Land	870
Buildings and Improvements	9,259
Gross Amount at Which Carried As of Year End
Land	870
Buildings and Improvements	8,819
Total	9,689
Accumulated Depreciation	(1,407)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1102 Plano TX | Senior housing
Initial Cost to Company
Land	494
Buildings and Improvements	12,518
Costs Capitalized Subsequent to Acquisition	145
Gross Amount at Which Carried As of Year End
Land	505
Buildings and Improvements	12,247
Total	12,752
Accumulated Depreciation	(1,601)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
494 San Antonio TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	7,898
Initial Cost to Company
Land	730
Buildings and Improvements	3,961
Gross Amount at Which Carried As of Year End
Land	730
Buildings and Improvements	3,961
Total	4,691
Accumulated Depreciation	(858)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
1590 San Antonio TX | Senior housing
Initial Cost to Company
Land	2,860
Buildings and Improvements	17,030
Costs Capitalized Subsequent to Acquisition	282
Gross Amount at Which Carried As of Year End
Land	2,860
Buildings and Improvements	17,312
Total	20,172
Accumulated Depreciation	(1,353)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
1954 Sugar Land TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	38,958
Initial Cost to Company
Land	3,420
Buildings and Improvements	32,197
Costs Capitalized Subsequent to Acquisition	(1,084)
Gross Amount at Which Carried As of Year End
Land	3,420
Buildings and Improvements	31,113
Total	34,533
Accumulated Depreciation	(1,278)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1103 The Woodlands TX | Senior housing
Initial Cost to Company
Land	802
Buildings and Improvements	17,358
Costs Capitalized Subsequent to Acquisition	228
Gross Amount at Which Carried As of Year End
Land	869
Buildings and Improvements	17,071
Total	17,940
Accumulated Depreciation	(2,235)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
195 Victoria TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	12,782
Initial Cost to Company
Land	175
Buildings and Improvements	4,290
Costs Capitalized Subsequent to Acquisition	3,101
Gross Amount at Which Carried As of Year End
Land	175
Buildings and Improvements	7,018
Total	7,193
Accumulated Depreciation	(1,680)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	43
847 Waxahachie TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	2,148
Initial Cost to Company
Land	390
Buildings and Improvements	3,879
Gross Amount at Which Carried As of Year End
Land	390
Buildings and Improvements	3,659
Total	4,049
Accumulated Depreciation	(511)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1953 Webster TX | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	37,224
Initial Cost to Company
Land	4,780
Buildings and Improvements	31,057
Costs Capitalized Subsequent to Acquisition	(134)
Gross Amount at Which Carried As of Year End
Land	4,780
Buildings and Improvements	30,923
Total	35,703
Accumulated Depreciation	(1,235)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1161 Salt Lake City UT | Senior housing
Initial Cost to Company
Land	2,621
Buildings and Improvements	22,072
Costs Capitalized Subsequent to Acquisition	35
Gross Amount at Which Carried As of Year End
Land	2,621
Buildings and Improvements	21,152
Total	23,773
Accumulated Depreciation	(2,777)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1015 Arlington VA | Senior housing
Initial Cost to Company
Land	4,320
Buildings and Improvements	19,567
Costs Capitalized Subsequent to Acquisition	455
Gross Amount at Which Carried As of Year End
Land	4,320
Buildings and Improvements	19,445
Total	23,765
Accumulated Depreciation	(2,557)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1244 Arlington VA | Senior housing
Initial Cost to Company
Land	3,833
Buildings and Improvements	7,076
Costs Capitalized Subsequent to Acquisition	60
Gross Amount at Which Carried As of Year End
Land	3,833
Buildings and Improvements	6,899
Total	10,732
Accumulated Depreciation	(899)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1245 Arlington VA | Senior housing
Initial Cost to Company
Land	7,278
Buildings and Improvements	37,407
Costs Capitalized Subsequent to Acquisition	224
Gross Amount at Which Carried As of Year End
Land	7,278
Buildings and Improvements	36,746
Total	44,024
Accumulated Depreciation	(4,817)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
881 Chesapeake VA | Senior housing
Initial Cost to Company
Land	1,090
Buildings and Improvements	12,444
Gross Amount at Which Carried As of Year End
Land	1,090
Buildings and Improvements	11,944
Total	13,034
Accumulated Depreciation	(1,518)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1247 Falls Church VA | Senior housing
Initial Cost to Company
Land	2,228
Buildings and Improvements	8,887
Costs Capitalized Subsequent to Acquisition	116
Gross Amount at Which Carried As of Year End
Land	2,228
Buildings and Improvements	8,788
Total	11,016
Accumulated Depreciation	(1,152)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1164 Fort Belvoir VA | Senior housing
Initial Cost to Company
Land	11,594
Buildings and Improvements	99,528
Costs Capitalized Subsequent to Acquisition	6,189
Gross Amount at Which Carried As of Year End
Land	11,594
Buildings and Improvements	103,719
Total	115,313
Accumulated Depreciation	(13,824)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1250 Leesburg VA | Senior housing
Initial Cost to Company
Land	607
Buildings and Improvements	3,236
Costs Capitalized Subsequent to Acquisition	60
Gross Amount at Which Carried As of Year End
Land	607
Buildings and Improvements	3,150
Total	3,757
Accumulated Depreciation	(1,218)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1016 Richmond VA | Senior housing
Initial Cost to Company
Land	2,110
Buildings and Improvements	11,469
Costs Capitalized Subsequent to Acquisition	281
Gross Amount at Which Carried As of Year End
Land	2,110
Buildings and Improvements	11,324
Total	13,434
Accumulated Depreciation	(1,471)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1246 Sterling VA | Senior housing
Initial Cost to Company
Land	2,360
Buildings and Improvements	22,932
Costs Capitalized Subsequent to Acquisition	199
Gross Amount at Which Carried As of Year End
Land	2,360
Buildings and Improvements	22,618
Total	24,978
Accumulated Depreciation	(2,968)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
225 Woodbridge VA | Senior housing
Initial Cost to Company
Land	950
Buildings and Improvements	6,983
Gross Amount at Which Carried As of Year End
Land	950
Buildings and Improvements	6,983
Total	7,933
Accumulated Depreciation	(2,057)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
1173 Bellevue WA | Senior housing
Initial Cost to Company
Land	3,734
Buildings and Improvements	16,171
Costs Capitalized Subsequent to Acquisition	8
Gross Amount at Which Carried As of Year End
Land	3,734
Buildings and Improvements	15,614
Total	19,348
Accumulated Depreciation	(2,050)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1240 Edmonds WA | Senior housing
Initial Cost to Company
Land	1,418
Buildings and Improvements	16,502
Costs Capitalized Subsequent to Acquisition	30
Gross Amount at Which Carried As of Year End
Land	1,418
Buildings and Improvements	16,062
Total	17,480
Accumulated Depreciation	(2,107)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
797 Kirkland WA | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	5,234
Initial Cost to Company
Land	1,000
Buildings and Improvements	13,403
Gross Amount at Which Carried As of Year End
Land	1,000
Buildings and Improvements	13,043
Total	14,043
Accumulated Depreciation	(2,092)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1174 Lynnwood WA | Senior housing
Initial Cost to Company
Land	1,203
Buildings and Improvements	7,415
Costs Capitalized Subsequent to Acquisition	12
Gross Amount at Which Carried As of Year End
Land	1,203
Buildings and Improvements	7,427
Total	8,630
Accumulated Depreciation	(975)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1251 Mercer Island WA | Senior housing
Initial Cost to Company
Land	4,209
Buildings and Improvements	8,123
Costs Capitalized Subsequent to Acquisition	296
Gross Amount at Which Carried As of Year End
Land	4,209
Buildings and Improvements	8,214
Total	12,423
Accumulated Depreciation	(1,078)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
794 Shoreline WA | Senior housing
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	9,368
Initial Cost to Company
Land	1,590
Buildings and Improvements	10,671
Gross Amount at Which Carried As of Year End
Land	1,590
Buildings and Improvements	10,261
Total	11,851
Accumulated Depreciation	(1,646)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
795 Shoreline WA | Senior housing
Initial Cost to Company
Land	4,030
Buildings and Improvements	26,421
Gross Amount at Which Carried As of Year End
Land	4,030
Buildings and Improvements	25,651
Total	29,681
Accumulated Depreciation	(4,035)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	39
1175 Snohomish WA | Senior housing
Initial Cost to Company
Land	1,541
Buildings and Improvements	10,228
Costs Capitalized Subsequent to Acquisition	8
Gross Amount at Which Carried As of Year End
Land	1,541
Buildings and Improvements	9,977
Total	11,518
Accumulated Depreciation	(1,307)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1482 Brisbane CA | Life science
Initial Cost to Company
Land	50,989
Buildings and Improvements	1,789
Costs Capitalized Subsequent to Acquisition	29,885
Gross Amount at Which Carried As of Year End
Land	50,989
Buildings and Improvements	31,674
Total	82,663
1481 Carlsbad CA | Life science
Initial Cost to Company
Land	30,300
Costs Capitalized Subsequent to Acquisition	6,500
Gross Amount at Which Carried As of Year End
Land	30,300
Buildings and Improvements	6,500
Total	36,800
1522 Carlsbad CA | Life science
Initial Cost to Company
Land	23,475
Costs Capitalized Subsequent to Acquisition	2,769
Gross Amount at Which Carried As of Year End
Land	23,475
Buildings and Improvements	2,769
Total	26,244
1401 Hayward CA | Life science
Initial Cost to Company
Land	900
Buildings and Improvements	7,100
Costs Capitalized Subsequent to Acquisition	5
Gross Amount at Which Carried As of Year End
Land	900
Buildings and Improvements	7,105
Total	8,005
Accumulated Depreciation	(784)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1402 Hayward CA | Life science
Initial Cost to Company
Land	1,500
Buildings and Improvements	6,400
Costs Capitalized Subsequent to Acquisition	2,063
Gross Amount at Which Carried As of Year End
Land	1,500
Buildings and Improvements	8,463
Total	9,963
Accumulated Depreciation	(955)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1403 Hayward CA | Life science
Initial Cost to Company
Land	1,900
Buildings and Improvements	7,100
Costs Capitalized Subsequent to Acquisition	263
Gross Amount at Which Carried As of Year End
Land	1,900
Buildings and Improvements	7,363
Total	9,263
Accumulated Depreciation	(945)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1404 Hayward CA | Life science
Initial Cost to Company
Land	2,200
Buildings and Improvements	17,200
Costs Capitalized Subsequent to Acquisition	12
Gross Amount at Which Carried As of Year End
Land	2,200
Buildings and Improvements	17,212
Total	19,412
Accumulated Depreciation	(1,900)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1405 Hayward CA | Life science
Initial Cost to Company
Land	1,000
Buildings and Improvements	3,200
Costs Capitalized Subsequent to Acquisition	7,478
Gross Amount at Which Carried As of Year End
Land	1,000
Buildings and Improvements	10,678
Total	11,678
Accumulated Depreciation	(1,307)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1549 Hayward CA | Life science
Initial Cost to Company
Land	801
Buildings and Improvements	5,740
Costs Capitalized Subsequent to Acquisition	667
Gross Amount at Which Carried As of Year End
Land	801
Buildings and Improvements	6,407
Total	7,208
Accumulated Depreciation	(972)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	29
1550 Hayward CA | Life science
Initial Cost to Company
Land	539
Buildings and Improvements	3,864
Costs Capitalized Subsequent to Acquisition	449
Gross Amount at Which Carried As of Year End
Land	539
Buildings and Improvements	4,313
Total	4,852
Accumulated Depreciation	(655)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	29
1551 Hayward CA | Life science
Initial Cost to Company
Land	526
Buildings and Improvements	3,771
Costs Capitalized Subsequent to Acquisition	438
Gross Amount at Which Carried As of Year End
Land	526
Buildings and Improvements	4,209
Total	4,735
Accumulated Depreciation	(639)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	29
1552 Hayward CA | Life science
Initial Cost to Company
Land	944
Buildings and Improvements	6,769
Costs Capitalized Subsequent to Acquisition	786
Gross Amount at Which Carried As of Year End
Land	944
Buildings and Improvements	7,555
Total	8,499
Accumulated Depreciation	(1,147)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	29
1553 Hayward CA | Life science
Initial Cost to Company
Land	953
Buildings and Improvements	6,829
Costs Capitalized Subsequent to Acquisition	793
Gross Amount at Which Carried As of Year End
Land	953
Buildings and Improvements	7,622
Total	8,575
Accumulated Depreciation	(1,157)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	29
1554 Hayward CA | Life science
Initial Cost to Company
Land	991
Buildings and Improvements	7,105
Costs Capitalized Subsequent to Acquisition	825
Gross Amount at Which Carried As of Year End
Land	991
Buildings and Improvements	7,930
Total	8,921
Accumulated Depreciation	(1,204)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	29
1555 Hayward CA | Life science
Initial Cost to Company
Land	1,210
Buildings and Improvements	8,675
Costs Capitalized Subsequent to Acquisition	1,007
Gross Amount at Which Carried As of Year End
Land	1,210
Buildings and Improvements	9,682
Total	10,892
Accumulated Depreciation	(1,470)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	29
1556 Hayward CA | Life science
Initial Cost to Company
Land	2,736
Buildings and Improvements	6,868
Costs Capitalized Subsequent to Acquisition	798
Gross Amount at Which Carried As of Year End
Land	2,736
Buildings and Improvements	7,666
Total	10,402
Accumulated Depreciation	(1,163)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	29
1514 La Jolla CA | Life science
Initial Cost to Company
Land	5,200
Gross Amount at Which Carried As of Year End
Land	5,200
Total	5,200
1424 La Jolla CA | Life science
Initial Cost to Company
Land	9,600
Buildings and Improvements	25,283
Costs Capitalized Subsequent to Acquisition	3,038
Gross Amount at Which Carried As of Year End
Land	9,648
Buildings and Improvements	28,194
Total	37,842
Accumulated Depreciation	(4,162)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1425 La Jolla CA | Life science
Initial Cost to Company
Land	6,200
Buildings and Improvements	19,883
Costs Capitalized Subsequent to Acquisition	99
Gross Amount at Which Carried As of Year End
Land	6,276
Buildings and Improvements	19,906
Total	26,182
Accumulated Depreciation	(2,217)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1426 La Jolla CA | Life science
Initial Cost to Company
Land	7,200
Buildings and Improvements	12,412
Costs Capitalized Subsequent to Acquisition	3,036
Gross Amount at Which Carried As of Year End
Land	7,291
Buildings and Improvements	15,357
Total	22,648
Accumulated Depreciation	(2,667)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	27
1427 La Jolla CA | Life science
Initial Cost to Company
Land	8,700
Buildings and Improvements	16,983
Costs Capitalized Subsequent to Acquisition	671
Gross Amount at Which Carried As of Year End
Land	8,746
Buildings and Improvements	17,608
Total	26,354
Accumulated Depreciation	(2,728)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1488 Mountain View CA | Life science
Initial Cost to Company
Land	7,300
Buildings and Improvements	25,410
Costs Capitalized Subsequent to Acquisition	1,353
Gross Amount at Which Carried As of Year End
Land	7,300
Buildings and Improvements	26,763
Total	34,063
Accumulated Depreciation	(2,860)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1489 Mountain View CA | Life science
Initial Cost to Company
Land	6,500
Buildings and Improvements	22,800
Costs Capitalized Subsequent to Acquisition	1,884
Gross Amount at Which Carried As of Year End
Land	6,500
Buildings and Improvements	24,684
Total	31,184
Accumulated Depreciation	(2,518)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1490 Mountain View CA | Life science
Initial Cost to Company
Land	4,800
Buildings and Improvements	9,500
Costs Capitalized Subsequent to Acquisition	442
Gross Amount at Which Carried As of Year End
Land	4,800
Buildings and Improvements	9,942
Total	14,742
Accumulated Depreciation	(1,130)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1491 Mountain View CA | Life science
Initial Cost to Company
Land	4,200
Buildings and Improvements	8,400
Costs Capitalized Subsequent to Acquisition	1,249
Gross Amount at Which Carried As of Year End
Land	4,209
Buildings and Improvements	9,640
Total	13,849
Accumulated Depreciation	(1,580)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1492 Mountain View CA | Life science
Initial Cost to Company
Land	3,600
Buildings and Improvements	9,700
Costs Capitalized Subsequent to Acquisition	730
Gross Amount at Which Carried As of Year End
Land	3,600
Buildings and Improvements	10,430
Total	14,030
Accumulated Depreciation	(1,695)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1493 Mountain View CA | Life science
Initial Cost to Company
Land	7,500
Buildings and Improvements	16,300
Costs Capitalized Subsequent to Acquisition	1,836
Gross Amount at Which Carried As of Year End
Land	7,500
Buildings and Improvements	17,535
Total	25,035
Accumulated Depreciation	(1,806)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1494 Mountain View CA | Life science
Initial Cost to Company
Land	9,800
Buildings and Improvements	24,000
Costs Capitalized Subsequent to Acquisition	203
Gross Amount at Which Carried As of Year End
Land	9,800
Buildings and Improvements	24,203
Total	34,003
Accumulated Depreciation	(2,684)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1495 Mountain View CA | Life science
Initial Cost to Company
Land	6,900
Buildings and Improvements	17,800
Costs Capitalized Subsequent to Acquisition	215
Gross Amount at Which Carried As of Year End
Land	6,900
Buildings and Improvements	18,015
Total	24,915
Accumulated Depreciation	(2,023)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1496 Mountain View CA | Life science
Initial Cost to Company
Land	7,000
Buildings and Improvements	17,000
Costs Capitalized Subsequent to Acquisition	6,364
Gross Amount at Which Carried As of Year End
Land	7,000
Buildings and Improvements	23,364
Total	30,364
Accumulated Depreciation	(3,727)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1497 Mountain View CA | Life science
Initial Cost to Company
Land	14,100
Buildings and Improvements	31,002
Costs Capitalized Subsequent to Acquisition	9,811
Gross Amount at Which Carried As of Year End
Land	14,100
Buildings and Improvements	40,813
Total	54,913
Accumulated Depreciation	(6,741)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1498 Mountain View CA | Life science
Initial Cost to Company
Land	7,100
Buildings and Improvements	25,800
Costs Capitalized Subsequent to Acquisition	8,101
Gross Amount at Which Carried As of Year End
Land	7,100
Buildings and Improvements	33,901
Total	41,001
Accumulated Depreciation	(5,843)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
2017 Mountain View CA | Life science
Initial Cost to Company
Costs Capitalized Subsequent to Acquisition	1,290
Gross Amount at Which Carried As of Year End
Buildings and Improvements	1,290
Total	1,290
1469 Poway CA | Life science
Initial Cost to Company
Land	47,700
Buildings and Improvements	3,512
Costs Capitalized Subsequent to Acquisition	7,450
Gross Amount at Which Carried As of Year End
Land	47,700
Buildings and Improvements	10,962
Total	58,662
1477 Poway CA | Life science
Initial Cost to Company
Land	29,943
Buildings and Improvements	2,475
Costs Capitalized Subsequent to Acquisition	15,405
Gross Amount at Which Carried As of Year End
Land	29,943
Buildings and Improvements	17,881
Total	47,824
1470 Poway CA | Life science
Initial Cost to Company
Land	5,000
Buildings and Improvements	12,200
Costs Capitalized Subsequent to Acquisition	5,727
Gross Amount at Which Carried As of Year End
Land	5,000
Buildings and Improvements	17,927
Total	22,927
Accumulated Depreciation	(3,524)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1471 Poway CA | Life science
Initial Cost to Company
Land	5,200
Buildings and Improvements	14,200
Costs Capitalized Subsequent to Acquisition	4,253
Gross Amount at Which Carried As of Year End
Land	5,200
Buildings and Improvements	18,453
Total	23,653
Accumulated Depreciation	(3,011)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1478 Poway CA | Life science
Initial Cost to Company
Land	6,700
Buildings and Improvements	14,400
Costs Capitalized Subsequent to Acquisition	6,145
Gross Amount at Which Carried As of Year End
Land	6,700
Buildings and Improvements	20,545
Total	27,245
Accumulated Depreciation	(4,190)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1499 Redwood City CA | Life science
Initial Cost to Company
Land	3,400
Buildings and Improvements	5,500
Costs Capitalized Subsequent to Acquisition	1,656
Gross Amount at Which Carried As of Year End
Land	3,407
Buildings and Improvements	7,149
Total	10,556
Accumulated Depreciation	(1,096)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1500 Redwood City CA | Life science
Initial Cost to Company
Land	2,500
Buildings and Improvements	4,100
Costs Capitalized Subsequent to Acquisition	1,188
Gross Amount at Which Carried As of Year End
Land	2,506
Buildings and Improvements	5,282
Total	7,788
Accumulated Depreciation	(768)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1501 Redwood City CA | Life science
Initial Cost to Company
Land	3,600
Buildings and Improvements	4,600
Costs Capitalized Subsequent to Acquisition	397
Gross Amount at Which Carried As of Year End
Land	3,607
Buildings and Improvements	4,990
Total	8,597
Accumulated Depreciation	(708)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1502 Redwood City CA | Life science
Initial Cost to Company
Land	3,100
Buildings and Improvements	5,100
Costs Capitalized Subsequent to Acquisition	804
Gross Amount at Which Carried As of Year End
Land	3,107
Buildings and Improvements	5,651
Total	8,758
Accumulated Depreciation	(779)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	31
1503 Redwood City CA | Life science
Initial Cost to Company
Land	4,800
Buildings and Improvements	17,300
Costs Capitalized Subsequent to Acquisition	2,796
Gross Amount at Which Carried As of Year End
Land	4,818
Buildings and Improvements	20,078
Total	24,896
Accumulated Depreciation	(1,966)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	31
1504 Redwood City CA | Life science
Initial Cost to Company
Land	5,400
Buildings and Improvements	15,500
Costs Capitalized Subsequent to Acquisition	856
Gross Amount at Which Carried As of Year End
Land	5,418
Buildings and Improvements	16,338
Total	21,756
Accumulated Depreciation	(1,762)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	31
1505 Redwood City CA | Life science
Initial Cost to Company
Land	3,000
Buildings and Improvements	3,500
Costs Capitalized Subsequent to Acquisition	603
Gross Amount at Which Carried As of Year End
Land	3,006
Buildings and Improvements	4,097
Total	7,103
Accumulated Depreciation	(650)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1506 Redwood City CA | Life science
Initial Cost to Company
Land	6,000
Buildings and Improvements	14,300
Costs Capitalized Subsequent to Acquisition	3,020
Gross Amount at Which Carried As of Year End
Land	6,018
Buildings and Improvements	17,302
Total	23,320
Accumulated Depreciation	(2,001)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1507 Redwood City CA | Life science
Initial Cost to Company
Land	1,900
Buildings and Improvements	12,800
Costs Capitalized Subsequent to Acquisition	6,860
Gross Amount at Which Carried As of Year End
Land	1,912
Buildings and Improvements	19,648
Total	21,560
Accumulated Depreciation	(789)
1508 Redwood City CA | Life science
Initial Cost to Company
Land	2,700
Buildings and Improvements	11,300
Costs Capitalized Subsequent to Acquisition	6,547
Gross Amount at Which Carried As of Year End
Land	2,712
Buildings and Improvements	17,835
Total	20,547
Accumulated Depreciation	(708)
1509 Redwood City CA | Life science
Initial Cost to Company
Land	2,700
Buildings and Improvements	10,900
Costs Capitalized Subsequent to Acquisition	1,335
Gross Amount at Which Carried As of Year End
Land	2,712
Buildings and Improvements	12,223
Total	14,935
Accumulated Depreciation	(1,280)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1510 Redwood City CA | Life science
Initial Cost to Company
Land	2,200
Buildings and Improvements	12,000
Costs Capitalized Subsequent to Acquisition	5,193
Gross Amount at Which Carried As of Year End
Land	2,212
Buildings and Improvements	17,181
Total	19,393
Accumulated Depreciation	(1,382)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	38
1511 Redwood City CA | Life science
Initial Cost to Company
Land	2,600
Buildings and Improvements	9,300
Costs Capitalized Subsequent to Acquisition	1,475
Gross Amount at Which Carried As of Year End
Land	2,612
Buildings and Improvements	10,763
Total	13,375
Accumulated Depreciation	(1,266)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	26
1512 Redwood City CA | Life science
Initial Cost to Company
Land	3,300
Buildings and Improvements	18,000
Costs Capitalized Subsequent to Acquisition	123
Gross Amount at Which Carried As of Year End
Land	3,300
Buildings and Improvements	18,123
Total	21,423
Accumulated Depreciation	(1,995)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1513 Redwood City CA | Life science
Initial Cost to Company
Land	3,300
Buildings and Improvements	17,900
Costs Capitalized Subsequent to Acquisition	123
Gross Amount at Which Carried As of Year End
Land	3,300
Buildings and Improvements	18,023
Total	21,323
Accumulated Depreciation	(1,983)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
679 San Diego CA | Life science
Initial Cost to Company
Land	7,872
Buildings and Improvements	34,617
Costs Capitalized Subsequent to Acquisition	17,163
Gross Amount at Which Carried As of Year End
Land	7,872
Buildings and Improvements	51,781
Total	59,653
Accumulated Depreciation	(10,246)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	39
1558 San Diego CA | Life science
Initial Cost to Company
Land	7,740
Buildings and Improvements	22,654
Costs Capitalized Subsequent to Acquisition	535
Gross Amount at Which Carried As of Year End
Land	7,778
Buildings and Improvements	23,151
Total	30,929
Accumulated Depreciation	(2,453)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	38
837 San Diego CA | Life science
Initial Cost to Company
Land	4,630
Buildings and Improvements	2,029
Costs Capitalized Subsequent to Acquisition	6,125
Gross Amount at Which Carried As of Year End
Land	4,630
Buildings and Improvements	8,153
Total	12,783
Accumulated Depreciation	(851)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	31
838 San Diego CA | Life science
Initial Cost to Company
Land	2,040
Buildings and Improvements	902
Costs Capitalized Subsequent to Acquisition	4,301
Gross Amount at Which Carried As of Year End
Land	2,040
Buildings and Improvements	5,203
Total	7,243
Accumulated Depreciation	(95)
839 San Diego CA | Life science
Initial Cost to Company
Land	3,940
Buildings and Improvements	3,184
Costs Capitalized Subsequent to Acquisition	4,459
Gross Amount at Which Carried As of Year End
Land	3,940
Buildings and Improvements	6,848
Total	10,788
Accumulated Depreciation	(1,866)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
840 San Diego CA | Life science
Initial Cost to Company
Land	5,690
Buildings and Improvements	4,579
Costs Capitalized Subsequent to Acquisition	673
Gross Amount at Which Carried As of Year End
Land	5,690
Buildings and Improvements	5,252
Total	10,942
Accumulated Depreciation	(984)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1420 San Diego CA | Life science
Initial Cost to Company
Land	6,524
Costs Capitalized Subsequent to Acquisition	2,824
Gross Amount at Which Carried As of Year End
Land	6,524
Buildings and Improvements	2,824
Total	9,348
1947 San Diego CA | Life science
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	12,423
Initial Cost to Company
Land	2,581
Buildings and Improvements	10,534
Costs Capitalized Subsequent to Acquisition	20
Gross Amount at Which Carried As of Year End
Land	2,581
Buildings and Improvements	10,554
Total	13,135
Accumulated Depreciation	(351)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1948 San Diego CA | Life science
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	25,646
Initial Cost to Company
Land	5,879
Buildings and Improvements	25,305
Costs Capitalized Subsequent to Acquisition	18
Gross Amount at Which Carried As of Year End
Land	5,879
Buildings and Improvements	25,324
Total	31,203
Accumulated Depreciation	(844)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1949 San Diego CA | Life science
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,206
Initial Cost to Company
Land	2,686
Buildings and Improvements	11,045
Costs Capitalized Subsequent to Acquisition	386
Gross Amount at Which Carried As of Year End
Land	2,686
Buildings and Improvements	11,432
Total	14,118
Accumulated Depreciation	(370)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1950 San Diego CA | Life science
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	1,181
Initial Cost to Company
Land	884
Buildings and Improvements	2,796
Gross Amount at Which Carried As of Year End
Land	884
Buildings and Improvements	2,796
Total	3,680
Accumulated Depreciation	(93)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1410 South San Francisco CA | Life science
Initial Cost to Company
Land	4,900
Buildings and Improvements	18,100
Costs Capitalized Subsequent to Acquisition	147
Gross Amount at Which Carried As of Year End
Land	4,900
Buildings and Improvements	18,247
Total	23,147
Accumulated Depreciation	(1,999)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1411 South San Francisco CA | Life science
Initial Cost to Company
Land	8,000
Buildings and Improvements	27,700
Costs Capitalized Subsequent to Acquisition	84
Gross Amount at Which Carried As of Year End
Land	8,000
Buildings and Improvements	27,784
Total	35,784
Accumulated Depreciation	(3,059)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1413 South San Francisco CA | Life science
Initial Cost to Company
Land	8,000
Buildings and Improvements	28,299
Costs Capitalized Subsequent to Acquisition	252
Gross Amount at Which Carried As of Year End
Land	8,000
Buildings and Improvements	28,550
Total	36,550
Accumulated Depreciation	(3,129)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1414 South San Francisco CA | Life science
Initial Cost to Company
Land	3,700
Buildings and Improvements	20,800
Gross Amount at Which Carried As of Year End
Land	3,700
Buildings and Improvements	20,800
Total	24,500
Accumulated Depreciation	(2,297)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1418 South San Francisco CA | Life science
Initial Cost to Company
Land	11,700
Buildings and Improvements	31,243
Costs Capitalized Subsequent to Acquisition	5,885
Gross Amount at Which Carried As of Year End
Land	11,700
Buildings and Improvements	37,127
Total	48,827
Accumulated Depreciation	(4,055)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1421 South San Francisco CA | Life science
Initial Cost to Company
Land	7,000
Buildings and Improvements	33,779
Gross Amount at Which Carried As of Year End
Land	7,000
Buildings and Improvements	33,779
Total	40,779
Accumulated Depreciation	(3,730)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1422 South San Francisco CA | Life science
Initial Cost to Company
Land	14,800
Buildings and Improvements	7,600
Costs Capitalized Subsequent to Acquisition	3,119
Gross Amount at Which Carried As of Year End
Land	14,800
Buildings and Improvements	10,719
Total	25,519
Accumulated Depreciation	(1,310)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1423 South San Francisco CA | Life science
Initial Cost to Company
Land	8,400
Buildings and Improvements	33,144
Gross Amount at Which Carried As of Year End
Land	8,400
Buildings and Improvements	33,144
Total	41,544
Accumulated Depreciation	(3,660)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1431 South San Francisco CA | Life science
Initial Cost to Company
Land	7,000
Buildings and Improvements	15,500
Costs Capitalized Subsequent to Acquisition	157
Gross Amount at Which Carried As of Year End
Land	7,000
Buildings and Improvements	15,657
Total	22,657
Accumulated Depreciation	(1,714)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1439 South San Francisco CA | Life science
Initial Cost to Company
Land	11,900
Buildings and Improvements	68,848
Costs Capitalized Subsequent to Acquisition	39
Gross Amount at Which Carried As of Year End
Land	11,900
Buildings and Improvements	68,887
Total	80,787
Accumulated Depreciation	(7,602)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1440 South San Francisco CA | Life science
Initial Cost to Company
Land	10,000
Buildings and Improvements	57,954
Gross Amount at Which Carried As of Year End
Land	10,000
Buildings and Improvements	57,954
Total	67,954
Accumulated Depreciation	(6,400)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1441 South San Francisco CA | Life science
Initial Cost to Company
Land	9,300
Buildings and Improvements	43,549
Gross Amount at Which Carried As of Year End
Land	9,300
Buildings and Improvements	43,549
Total	52,849
Accumulated Depreciation	(4,809)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1442 South San Francisco CA | Life science
Initial Cost to Company
Land	11,000
Buildings and Improvements	47,289
Costs Capitalized Subsequent to Acquisition	81
Gross Amount at Which Carried As of Year End
Land	11,000
Buildings and Improvements	47,370
Total	58,370
Accumulated Depreciation	(5,238)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1443 South San Francisco CA | Life science
Initial Cost to Company
Land	13,200
Buildings and Improvements	60,932
Costs Capitalized Subsequent to Acquisition	1,158
Gross Amount at Which Carried As of Year End
Land	13,200
Buildings and Improvements	62,090
Total	75,290
Accumulated Depreciation	(6,188)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1444 South San Francisco CA | Life science
Initial Cost to Company
Land	10,500
Buildings and Improvements	33,776
Costs Capitalized Subsequent to Acquisition	392
Gross Amount at Which Carried As of Year End
Land	10,500
Buildings and Improvements	34,168
Total	44,668
Accumulated Depreciation	(3,729)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1445 South San Francisco CA | Life science
Initial Cost to Company
Land	10,600
Buildings and Improvements	34,083
Gross Amount at Which Carried As of Year End
Land	10,600
Buildings and Improvements	34,083
Total	44,683
Accumulated Depreciation	(3,763)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1448 South San Francisco CA | Life science
Initial Cost to Company
Land	14,100
Buildings and Improvements	71,344
Costs Capitalized Subsequent to Acquisition	52
Gross Amount at Which Carried As of Year End
Land	14,100
Buildings and Improvements	71,396
Total	85,496
Accumulated Depreciation	(7,882)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1449 South San Francisco CA | Life science
Initial Cost to Company
Land	12,800
Buildings and Improvements	63,600
Costs Capitalized Subsequent to Acquisition	472
Gross Amount at Which Carried As of Year End
Land	12,800
Buildings and Improvements	64,072
Total	76,872
Accumulated Depreciation	(7,107)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1450 South San Francisco CA | Life science
Initial Cost to Company
Land	11,200
Buildings and Improvements	79,222
Costs Capitalized Subsequent to Acquisition	20
Gross Amount at Which Carried As of Year End
Land	11,200
Buildings and Improvements	79,242
Total	90,442
Accumulated Depreciation	(8,749)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1451 South San Francisco CA | Life science
Initial Cost to Company
Land	7,200
Buildings and Improvements	50,856
Costs Capitalized Subsequent to Acquisition	66
Gross Amount at Which Carried As of Year End
Land	7,200
Buildings and Improvements	50,922
Total	58,122
Accumulated Depreciation	(5,621)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1452 South San Francisco CA | Life science
Initial Cost to Company
Land	14,400
Buildings and Improvements	101,362
Costs Capitalized Subsequent to Acquisition	107
Gross Amount at Which Carried As of Year End
Land	14,400
Buildings and Improvements	101,469
Total	115,869
Accumulated Depreciation	(11,193)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1458 South San Francisco CA | Life science
Initial Cost to Company
Land	10,900
Buildings and Improvements	20,900
Costs Capitalized Subsequent to Acquisition	4,094
Gross Amount at Which Carried As of Year End
Land	10,909
Buildings and Improvements	24,787
Total	35,696
Accumulated Depreciation	(4,432)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1459 South San Francisco CA | Life science
Initial Cost to Company
Land	3,600
Buildings and Improvements	100
Costs Capitalized Subsequent to Acquisition	159
Gross Amount at Which Carried As of Year End
Land	3,600
Buildings and Improvements	259
Total	3,859
Accumulated Depreciation	(83)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	5
1460 South San Francisco CA | Life science
Initial Cost to Company
Land	2,300
Buildings and Improvements	100
Costs Capitalized Subsequent to Acquisition	65
Gross Amount at Which Carried As of Year End
Land	2,300
Buildings and Improvements	165
Total	2,465
Accumulated Depreciation	(88)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	5
1461 South San Francisco CA | Life science
Initial Cost to Company
Land	3,900
Buildings and Improvements	200
Costs Capitalized Subsequent to Acquisition	117
Gross Amount at Which Carried As of Year End
Land	3,900
Buildings and Improvements	317
Total	4,217
Accumulated Depreciation	(177)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	5
1462 South San Francisco CA | Life science
Initial Cost to Company
Land	7,117
Buildings and Improvements	600
Costs Capitalized Subsequent to Acquisition	3,589
Gross Amount at Which Carried As of Year End
Land	7,117
Buildings and Improvements	3,924
Total	11,041
Accumulated Depreciation	(583)
1464 South San Francisco CA | Life science
Initial Cost to Company
Land	7,403
Buildings and Improvements	700
Costs Capitalized Subsequent to Acquisition	7,607
Gross Amount at Which Carried As of Year End
Land	7,403
Buildings and Improvements	8,307
Total	15,710
Accumulated Depreciation	(331)
1468 South San Francisco CA | Life science
Initial Cost to Company
Land	10,100
Buildings and Improvements	24,013
Costs Capitalized Subsequent to Acquisition	2,796
Gross Amount at Which Carried As of Year End
Land	10,100
Buildings and Improvements	26,809
Total	36,909
Accumulated Depreciation	(4,322)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1454 South San Francisco CA | Life science
Initial Cost to Company
Land	11,100
Buildings and Improvements	47,738
Costs Capitalized Subsequent to Acquisition	9,369
Gross Amount at Which Carried As of Year End
Land	11,100
Buildings and Improvements	57,108
Total	68,208
Accumulated Depreciation	(6,773)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1455 South San Francisco CA | Life science
Initial Cost to Company
Land	9,700
Buildings and Improvements	41,937
Costs Capitalized Subsequent to Acquisition	5,835
Gross Amount at Which Carried As of Year End
Land	10,261
Buildings and Improvements	47,211
Total	57,472
Accumulated Depreciation	(5,367)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1456 South San Francisco CA | Life science
Initial Cost to Company
Land	6,300
Buildings and Improvements	22,900
Costs Capitalized Subsequent to Acquisition	8,196
Gross Amount at Which Carried As of Year End
Land	6,300
Buildings and Improvements	31,096
Total	37,396
Accumulated Depreciation	(3,761)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1480 South San Francisco CA | Life science
Initial Cost to Company
Land	32,210
Buildings and Improvements	3,110
Costs Capitalized Subsequent to Acquisition	8,319
Gross Amount at Which Carried As of Year End
Land	32,210
Buildings and Improvements	11,429
Total	43,639
1463 South San Francisco CA | Life science
Initial Cost to Company
Land	10,381
Buildings and Improvements	2,300
Costs Capitalized Subsequent to Acquisition	16,083
Gross Amount at Which Carried As of Year End
Land	10,381
Buildings and Improvements	18,383
Total	28,764
Accumulated Depreciation	(652)
1435 South San Francisco CA | Life science
Initial Cost to Company
Land	13,800
Buildings and Improvements	42,500
Costs Capitalized Subsequent to Acquisition	32,758
Gross Amount at Which Carried As of Year End
Land	13,800
Buildings and Improvements	75,258
Total	89,058
Accumulated Depreciation	(4,604)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1436 South San Francisco CA | Life science
Initial Cost to Company
Land	14,500
Buildings and Improvements	45,300
Costs Capitalized Subsequent to Acquisition	34,081
Gross Amount at Which Carried As of Year End
Land	14,500
Buildings and Improvements	79,381
Total	93,881
Accumulated Depreciation	(4,819)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1437 South San Francisco CA | Life science
Initial Cost to Company
Land	9,400
Buildings and Improvements	24,800
Costs Capitalized Subsequent to Acquisition	16,977
Gross Amount at Which Carried As of Year End
Land	9,400
Buildings and Improvements	41,777
Total	51,177
Accumulated Depreciation	(2,085)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1559 South San Francisco CA | Life science
Initial Cost to Company
Land	5,666
Buildings and Improvements	5,773
Costs Capitalized Subsequent to Acquisition	183
Gross Amount at Which Carried As of Year End
Land	5,691
Buildings and Improvements	5,931
Total	11,622
Accumulated Depreciation	(4,839)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	5
1560 South San Francisco CA | Life science
Initial Cost to Company
Land	1,204
Buildings and Improvements	1,293
Costs Capitalized Subsequent to Acquisition	15
Gross Amount at Which Carried As of Year End
Land	1,210
Buildings and Improvements	1,302
Total	2,512
Accumulated Depreciation	(1,063)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	5
1408 South San Francisco CA | Life science
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	1,510
Initial Cost to Company
Land	9,000
Buildings and Improvements	17,800
Costs Capitalized Subsequent to Acquisition	61
Gross Amount at Which Carried As of Year End
Land	9,000
Buildings and Improvements	17,861
Total	26,861
Accumulated Depreciation	(1,965)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1412 South San Francisco CA | Life science
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	2,015
Initial Cost to Company
Land	10,100
Buildings and Improvements	22,521
Gross Amount at Which Carried As of Year End
Land	10,100
Buildings and Improvements	22,521
Total	32,621
Accumulated Depreciation	(2,487)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1430 South San Francisco CA | Life science
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	2,087
Initial Cost to Company
Land	10,700
Buildings and Improvements	23,621
Costs Capitalized Subsequent to Acquisition	212
Gross Amount at Which Carried As of Year End
Land	10,700
Buildings and Improvements	23,832
Total	34,532
Accumulated Depreciation	(2,628)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1409 South San Francisco CA | Life science
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	3,228
Initial Cost to Company
Land	18,000
Buildings and Improvements	38,043
Costs Capitalized Subsequent to Acquisition	421
Gross Amount at Which Carried As of Year End
Land	18,000
Buildings and Improvements	38,464
Total	56,464
Accumulated Depreciation	(4,211)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1407 South San Francisco CA | Life science
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	3,256
Initial Cost to Company
Land	28,600
Buildings and Improvements	48,700
Costs Capitalized Subsequent to Acquisition	4,020
Gross Amount at Which Carried As of Year End
Land	28,600
Buildings and Improvements	52,720
Total	81,320
Accumulated Depreciation	(6,474)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1982 South San Francisco CA | Life science
Initial Cost to Company
Land	64,900
Costs Capitalized Subsequent to Acquisition	4,358
Gross Amount at Which Carried As of Year End
Land	64,900
Buildings and Improvements	4,358
Total	69,258
1604 Cambridge MA | Life science
Initial Cost to Company
Land	8,389
Buildings and Improvements	10,630
Costs Capitalized Subsequent to Acquisition	9,326
Gross Amount at Which Carried As of Year End
Land	8,389
Buildings and Improvements	19,956
Total	28,345
2011 Durham NC | Life science
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	9,481
Initial Cost to Company
Land	447
Buildings and Improvements	6,152
Costs Capitalized Subsequent to Acquisition	416
Gross Amount at Which Carried As of Year End
Land	447
Buildings and Improvements	6,569
Total	7,016
461 Salt Lake City UT | Life science
Initial Cost to Company
Land	500
Buildings and Improvements	8,548
Gross Amount at Which Carried As of Year End
Land	500
Buildings and Improvements	8,548
Total	9,048
Accumulated Depreciation	(2,651)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	33
462 Salt Lake City UT | Life science
Initial Cost to Company
Land	890
Buildings and Improvements	15,623
Gross Amount at Which Carried As of Year End
Land	890
Buildings and Improvements	15,624
Total	16,514
Accumulated Depreciation	(4,265)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	38
463 Salt Lake City UT | Life science
Initial Cost to Company
Land	190
Buildings and Improvements	9,875
Gross Amount at Which Carried As of Year End
Land	190
Buildings and Improvements	9,875
Total	10,065
Accumulated Depreciation	(2,316)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	43
464 Salt Lake City UT | Life science
Initial Cost to Company
Land	630
Buildings and Improvements	6,921
Costs Capitalized Subsequent to Acquisition	62
Gross Amount at Which Carried As of Year End
Land	630
Buildings and Improvements	6,984
Total	7,614
Accumulated Depreciation	(1,951)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	38
465 Salt Lake City UT | Life science
Initial Cost to Company
Land	125
Buildings and Improvements	6,368
Costs Capitalized Subsequent to Acquisition	6
Gross Amount at Which Carried As of Year End
Land	125
Buildings and Improvements	6,374
Total	6,499
Accumulated Depreciation	(1,495)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	43
466 Salt Lake City UT | Life science
Initial Cost to Company
Buildings and Improvements	14,614
Costs Capitalized Subsequent to Acquisition	7
Gross Amount at Which Carried As of Year End
Buildings and Improvements	14,621
Total	14,621
Accumulated Depreciation	(2,907)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	43
507 Salt Lake City UT | Life science
Initial Cost to Company
Land	280
Buildings and Improvements	4,345
Costs Capitalized Subsequent to Acquisition	34
Gross Amount at Which Carried As of Year End
Land	280
Buildings and Improvements	4,379
Total	4,659
Accumulated Depreciation	(917)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	43
537 Salt Lake City UT | Life science
Initial Cost to Company
Buildings and Improvements	6,517
Gross Amount at Which Carried As of Year End
Buildings and Improvements	6,517
Total	6,517
Accumulated Depreciation	(1,346)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
799 Salt Lake City UT | Life science
Initial Cost to Company
Buildings and Improvements	14,600
Costs Capitalized Subsequent to Acquisition	90
Gross Amount at Which Carried As of Year End
Buildings and Improvements	14,690
Total	14,690
Accumulated Depreciation	(1,772)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1593 Salt Lake City UT | Life science
Initial Cost to Company
Buildings and Improvements	23,998
Gross Amount at Which Carried As of Year End
Buildings and Improvements	23,998
Total	23,998
Accumulated Depreciation	(1,030)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	33
638 Anchorage AK | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	6,373
Initial Cost to Company
Land	1,456
Buildings and Improvements	10,650
Costs Capitalized Subsequent to Acquisition	35
Gross Amount at Which Carried As of Year End
Land	1,456
Buildings and Improvements	10,635
Total	12,091
Accumulated Depreciation	(1,611)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
520 Chandler AZ | Medical office
Initial Cost to Company
Land	3,669
Buildings and Improvements	13,503
Costs Capitalized Subsequent to Acquisition	1,794
Gross Amount at Which Carried As of Year End
Land	3,669
Buildings and Improvements	15,053
Total	18,722
Accumulated Depreciation	(2,796)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
468 Oro Valley AZ | Medical office
Initial Cost to Company
Land	1,050
Buildings and Improvements	6,774
Costs Capitalized Subsequent to Acquisition	490
Gross Amount at Which Carried As of Year End
Land	1,050
Buildings and Improvements	6,697
Total	7,747
Accumulated Depreciation	(1,480)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	43
356 Phoenix AZ | Medical office
Initial Cost to Company
Land	780
Buildings and Improvements	3,199
Costs Capitalized Subsequent to Acquisition	827
Gross Amount at Which Carried As of Year End
Land	780
Buildings and Improvements	3,837
Total	4,617
Accumulated Depreciation	(1,703)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	32
470 Phoenix AZ | Medical office
Initial Cost to Company
Land	280
Buildings and Improvements	877
Costs Capitalized Subsequent to Acquisition	42
Gross Amount at Which Carried As of Year End
Land	280
Buildings and Improvements	918
Total	1,198
Accumulated Depreciation	(209)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	43
1066 Scottsdale AZ | Medical office
Initial Cost to Company
Land	5,115
Buildings and Improvements	14,064
Costs Capitalized Subsequent to Acquisition	1,703
Gross Amount at Which Carried As of Year End
Land	4,791
Buildings and Improvements	16,085
Total	20,876
Accumulated Depreciation	(2,391)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
453 Tucson AZ | Medical office
Initial Cost to Company
Land	215
Buildings and Improvements	6,318
Costs Capitalized Subsequent to Acquisition	353
Gross Amount at Which Carried As of Year End
Land	215
Buildings and Improvements	6,658
Total	6,873
Accumulated Depreciation	(2,177)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
556 Tucson AZ | Medical office
Initial Cost to Company
Land	215
Buildings and Improvements	3,940
Costs Capitalized Subsequent to Acquisition	131
Gross Amount at Which Carried As of Year End
Land	215
Buildings and Improvements	3,741
Total	3,956
Accumulated Depreciation	(759)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	43
1041 Brentwood CA | Medical office
Initial Cost to Company
Buildings and Improvements	30,864
Costs Capitalized Subsequent to Acquisition	1,310
Gross Amount at Which Carried As of Year End
Buildings and Improvements	32,083
Total	32,083
Accumulated Depreciation	(4,412)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1200 Encino CA | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	6,681
Initial Cost to Company
Land	6,151
Buildings and Improvements	10,438
Costs Capitalized Subsequent to Acquisition	1,883
Gross Amount at Which Carried As of Year End
Land	6,391
Buildings and Improvements	12,081
Total	18,472
Accumulated Depreciation	(2,148)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	33
234 Los Angeles CA | Medical office
Initial Cost to Company
Land	2,848
Buildings and Improvements	5,879
Costs Capitalized Subsequent to Acquisition	1,163
Gross Amount at Which Carried As of Year End
Land	3,009
Buildings and Improvements	5,273
Total	8,282
Accumulated Depreciation	(2,385)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	21
436 Murietta CA | Medical office
Initial Cost to Company
Land	400
Buildings and Improvements	9,266
Costs Capitalized Subsequent to Acquisition	1,366
Gross Amount at Which Carried As of Year End
Land	439
Buildings and Improvements	10,032
Total	10,471
Accumulated Depreciation	(3,515)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	33
239 Poway CA | Medical office
Initial Cost to Company
Land	2,700
Buildings and Improvements	10,839
Costs Capitalized Subsequent to Acquisition	1,436
Gross Amount at Which Carried As of Year End
Land	2,730
Buildings and Improvements	11,108
Total	13,838
Accumulated Depreciation	(4,393)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
318 Sacramento CA | Medical office
Initial Cost to Company
Land	2,860
Buildings and Improvements	21,850
Costs Capitalized Subsequent to Acquisition	5,744
Gross Amount at Which Carried As of Year End
Land	2,860
Buildings and Improvements	26,824
Total	29,684
Accumulated Depreciation	(6,105)
235 San Diego CA | Medical office
Initial Cost to Company
Land	2,863
Buildings and Improvements	8,913
Costs Capitalized Subsequent to Acquisition	2,861
Gross Amount at Which Carried As of Year End
Land	3,068
Buildings and Improvements	9,963
Total	13,031
Accumulated Depreciation	(4,353)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	21
236 San Diego CA | Medical office
Initial Cost to Company
Land	4,619
Buildings and Improvements	19,370
Costs Capitalized Subsequent to Acquisition	3,366
Gross Amount at Which Carried As of Year End
Land	4,711
Buildings and Improvements	17,619
Total	22,330
Accumulated Depreciation	(7,697)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	21
421 San Diego CA | Medical office
Initial Cost to Company
Land	2,910
Buildings and Improvements	17,362
Costs Capitalized Subsequent to Acquisition	4,519
Gross Amount at Which Carried As of Year End
Land	2,910
Buildings and Improvements	21,881
Total	24,791
Accumulated Depreciation	(4,547)
564 San Jose CA | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	2,764
Initial Cost to Company
Land	1,935
Buildings and Improvements	1,728
Costs Capitalized Subsequent to Acquisition	1,325
Gross Amount at Which Carried As of Year End
Land	1,935
Buildings and Improvements	2,933
Total	4,868
Accumulated Depreciation	(888)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	37
565 San Jose CA | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	6,436
Initial Cost to Company
Land	1,460
Buildings and Improvements	7,672
Costs Capitalized Subsequent to Acquisition	482
Gross Amount at Which Carried As of Year End
Land	1,460
Buildings and Improvements	8,148
Total	9,608
Accumulated Depreciation	(1,843)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	37
659 San Jose CA | Medical office
Initial Cost to Company
Land	1,718
Buildings and Improvements	3,124
Costs Capitalized Subsequent to Acquisition	370
Gross Amount at Which Carried As of Year End
Land	1,718
Buildings and Improvements	3,417
Total	5,135
Accumulated Depreciation	(540)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
1209 Sherman Oaks CA | Medical office
Initial Cost to Company
Land	7,472
Buildings and Improvements	10,075
Costs Capitalized Subsequent to Acquisition	1,877
Gross Amount at Which Carried As of Year End
Land	7,741
Buildings and Improvements	11,673
Total	19,414
Accumulated Depreciation	(2,948)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	22
439 Valencia CA | Medical office
Initial Cost to Company
Land	2,300
Buildings and Improvements	6,967
Costs Capitalized Subsequent to Acquisition	940
Gross Amount at Which Carried As of Year End
Land	2,309
Buildings and Improvements	7,097
Total	9,406
Accumulated Depreciation	(2,801)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1211 Valencia CA | Medical office
Initial Cost to Company
Land	1,344
Buildings and Improvements	7,507
Costs Capitalized Subsequent to Acquisition	444
Gross Amount at Which Carried As of Year End
Land	1,383
Buildings and Improvements	7,913
Total	9,296
Accumulated Depreciation	(1,120)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
440 West Hills CA | Medical office
Initial Cost to Company
Land	2,100
Buildings and Improvements	11,595
Costs Capitalized Subsequent to Acquisition	1,771
Gross Amount at Which Carried As of Year End
Land	2,100
Buildings and Improvements	11,137
Total	13,237
Accumulated Depreciation	(4,129)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	32
728 Aurora CO | Medical office
Initial Cost to Company
Buildings and Improvements	8,764
Costs Capitalized Subsequent to Acquisition	524
Gross Amount at Which Carried As of Year End
Buildings and Improvements	9,288
Total	9,288
Accumulated Depreciation	(2,469)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	39
1196 Aurora CO | Medical office
Initial Cost to Company
Land	210
Buildings and Improvements	12,362
Costs Capitalized Subsequent to Acquisition	1,099
Gross Amount at Which Carried As of Year End
Land	210
Buildings and Improvements	13,426
Total	13,636
Accumulated Depreciation	(1,878)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1197 Aurora CO | Medical office
Initial Cost to Company
Land	200
Buildings and Improvements	8,414
Costs Capitalized Subsequent to Acquisition	735
Gross Amount at Which Carried As of Year End
Land	200
Buildings and Improvements	9,149
Total	9,349
Accumulated Depreciation	(1,529)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	33
882 Colorado Springs CO | Medical office
Initial Cost to Company
Buildings and Improvements	12,933
Costs Capitalized Subsequent to Acquisition	4,869
Gross Amount at Which Carried As of Year End
Buildings and Improvements	17,803
Total	17,803
Accumulated Depreciation	(3,147)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
814 Conifer CO | Medical office
Initial Cost to Company
Buildings and Improvements	1,485
Costs Capitalized Subsequent to Acquisition	22
Gross Amount at Which Carried As of Year End
Buildings and Improvements	1,508
Total	1,508
Accumulated Depreciation	(236)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1199 Denver CO | Medical office
Initial Cost to Company
Land	493
Buildings and Improvements	7,897
Costs Capitalized Subsequent to Acquisition	346
Gross Amount at Which Carried As of Year End
Land	558
Buildings and Improvements	8,178
Total	8,736
Accumulated Depreciation	(1,332)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	33
808 Englewood CO | Medical office
Initial Cost to Company
Buildings and Improvements	8,616
Costs Capitalized Subsequent to Acquisition	1,270
Gross Amount at Which Carried As of Year End
Buildings and Improvements	9,761
Total	9,761
Accumulated Depreciation	(2,077)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
809 Englewood CO | Medical office
Initial Cost to Company
Buildings and Improvements	8,449
Costs Capitalized Subsequent to Acquisition	2,095
Gross Amount at Which Carried As of Year End
Buildings and Improvements	10,258
Total	10,258
Accumulated Depreciation	(1,910)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
810 Englewood CO | Medical office
Initial Cost to Company
Buildings and Improvements	8,040
Costs Capitalized Subsequent to Acquisition	2,475
Gross Amount at Which Carried As of Year End
Buildings and Improvements	10,515
Total	10,515
Accumulated Depreciation	(2,169)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
811 Englewood CO | Medical office
Initial Cost to Company
Buildings and Improvements	8,472
Costs Capitalized Subsequent to Acquisition	1,227
Gross Amount at Which Carried As of Year End
Buildings and Improvements	9,692
Total	9,692
Accumulated Depreciation	(1,961)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
812 Littleton CO | Medical office
Initial Cost to Company
Buildings and Improvements	4,562
Costs Capitalized Subsequent to Acquisition	960
Gross Amount at Which Carried As of Year End
Land	79
Buildings and Improvements	5,407
Total	5,486
Accumulated Depreciation	(1,182)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
813 Littleton CO | Medical office
Initial Cost to Company
Buildings and Improvements	4,926
Costs Capitalized Subsequent to Acquisition	681
Gross Amount at Which Carried As of Year End
Land	5
Buildings and Improvements	5,576
Total	5,581
Accumulated Depreciation	(1,082)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	38
570 Lone Tree CO | Medical office
Initial Cost to Company
Costs Capitalized Subsequent to Acquisition	18,450
Gross Amount at Which Carried As of Year End
Buildings and Improvements	18,509
Total	18,509
Accumulated Depreciation	(3,790)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	39
666 Lone Tree CO | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	14,410
Initial Cost to Company
Buildings and Improvements	23,274
Costs Capitalized Subsequent to Acquisition	750
Gross Amount at Which Carried As of Year End
Buildings and Improvements	24,013
Total	24,013
Accumulated Depreciation	(3,468)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	37
1076 Parker CO | Medical office
Initial Cost to Company
Buildings and Improvements	13,388
Costs Capitalized Subsequent to Acquisition	46
Gross Amount at Which Carried As of Year End
Land	8
Buildings and Improvements	13,426
Total	13,434
Accumulated Depreciation	(1,937)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
510 Thornton CO | Medical office
Initial Cost to Company
Land	236
Buildings and Improvements	10,206
Costs Capitalized Subsequent to Acquisition	1,561
Gross Amount at Which Carried As of Year End
Land	244
Buildings and Improvements	11,735
Total	11,979
Accumulated Depreciation	(2,590)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	43
433 Atlantis FL | Medical office
Initial Cost to Company
Buildings and Improvements	5,651
Costs Capitalized Subsequent to Acquisition	445
Gross Amount at Which Carried As of Year End
Land	33
Buildings and Improvements	5,746
Total	5,779
Accumulated Depreciation	(2,173)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
434 Atlantis FL | Medical office
Initial Cost to Company
Buildings and Improvements	2,027
Costs Capitalized Subsequent to Acquisition	167
Gross Amount at Which Carried As of Year End
Buildings and Improvements	2,194
Total	2,194
Accumulated Depreciation	(753)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
435 Atlantis FL | Medical office
Initial Cost to Company
Buildings and Improvements	2,000
Costs Capitalized Subsequent to Acquisition	361
Gross Amount at Which Carried As of Year End
Buildings and Improvements	2,261
Total	2,261
Accumulated Depreciation	(818)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	32
602 Atlantis FL | Medical office
Initial Cost to Company
Land	455
Buildings and Improvements	2,231
Costs Capitalized Subsequent to Acquisition	336
Gross Amount at Which Carried As of Year End
Land	455
Buildings and Improvements	2,377
Total	2,832
Accumulated Depreciation	(402)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
603 Atlantis FL | Medical office
Initial Cost to Company
Land	1,507
Buildings and Improvements	2,894
Costs Capitalized Subsequent to Acquisition	1,629
Gross Amount at Which Carried As of Year End
Land	1,507
Buildings and Improvements	4,391
Total	5,898
Accumulated Depreciation	(443)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
604 Englewood FL | Medical office
Initial Cost to Company
Land	170
Buildings and Improvements	1,134
Costs Capitalized Subsequent to Acquisition	211
Gross Amount at Which Carried As of Year End
Land	170
Buildings and Improvements	1,330
Total	1,500
Accumulated Depreciation	(252)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
609 Kissimmee FL | Medical office
Initial Cost to Company
Land	788
Buildings and Improvements	174
Costs Capitalized Subsequent to Acquisition	170
Gross Amount at Which Carried As of Year End
Land	788
Buildings and Improvements	321
Total	1,109
Accumulated Depreciation	(89)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
610 Kissimmee FL | Medical office
Initial Cost to Company
Land	481
Buildings and Improvements	347
Costs Capitalized Subsequent to Acquisition	221
Gross Amount at Which Carried As of Year End
Land	481
Buildings and Improvements	568
Total	1,049
Accumulated Depreciation	(105)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
671 Kissimmee FL | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	5,561
Initial Cost to Company
Buildings and Improvements	7,574
Costs Capitalized Subsequent to Acquisition	1,277
Gross Amount at Which Carried As of Year End
Buildings and Improvements	8,821
Total	8,821
Accumulated Depreciation	(1,737)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	36
612 Margate FL | Medical office
Initial Cost to Company
Land	1,553
Buildings and Improvements	6,898
Costs Capitalized Subsequent to Acquisition	460
Gross Amount at Which Carried As of Year End
Land	1,553
Buildings and Improvements	7,341
Total	8,894
Accumulated Depreciation	(1,109)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
613 Miami FL | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,724
Initial Cost to Company
Land	4,392
Buildings and Improvements	11,841
Costs Capitalized Subsequent to Acquisition	2,024
Gross Amount at Which Carried As of Year End
Land	4,392
Buildings and Improvements	13,697
Total	18,089
Accumulated Depreciation	(2,385)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
1067 Milton FL | Medical office
Initial Cost to Company
Buildings and Improvements	8,566
Costs Capitalized Subsequent to Acquisition	185
Gross Amount at Which Carried As of Year End
Buildings and Improvements	8,751
Total	8,751
Accumulated Depreciation	(1,171)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
563 Orlando FL | Medical office
Initial Cost to Company
Land	2,144
Buildings and Improvements	5,136
Costs Capitalized Subsequent to Acquisition	2,979
Gross Amount at Which Carried As of Year End
Land	2,288
Buildings and Improvements	7,855
Total	10,143
Accumulated Depreciation	(2,081)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	37
833 Pace FL | Medical office
Initial Cost to Company
Buildings and Improvements	10,309
Costs Capitalized Subsequent to Acquisition	2,464
Gross Amount at Which Carried As of Year End
Buildings and Improvements	12,773
Total	12,773
Accumulated Depreciation	(2,927)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	44
834 Pensacola FL | Medical office
Initial Cost to Company
Buildings and Improvements	11,166
Costs Capitalized Subsequent to Acquisition	465
Gross Amount at Which Carried As of Year End
Buildings and Improvements	11,631
Total	11,631
Accumulated Depreciation	(1,540)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
614 Plantation FL | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	804
Initial Cost to Company
Land	969
Buildings and Improvements	3,241
Costs Capitalized Subsequent to Acquisition	732
Gross Amount at Which Carried As of Year End
Land	1,011
Buildings and Improvements	3,924
Total	4,935
Accumulated Depreciation	(760)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
673 Plantation FL | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	5,092
Initial Cost to Company
Land	1,091
Buildings and Improvements	7,176
Costs Capitalized Subsequent to Acquisition	187
Gross Amount at Which Carried As of Year End
Land	1,091
Buildings and Improvements	7,239
Total	8,330
Accumulated Depreciation	(1,126)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	36
701 St. Petersburg FL | Medical office
Initial Cost to Company
Buildings and Improvements	10,141
Costs Capitalized Subsequent to Acquisition	3,243
Gross Amount at Which Carried As of Year End
Buildings and Improvements	13,241
Total	13,241
Accumulated Depreciation	(2,193)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	38
1210 Tampa FL | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	5,418
Initial Cost to Company
Land	1,967
Buildings and Improvements	6,602
Costs Capitalized Subsequent to Acquisition	3,076
Gross Amount at Which Carried As of Year End
Land	2,067
Buildings and Improvements	9,533
Total	11,600
Accumulated Depreciation	(2,343)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
1058 McCaysville GA | Medical office
Initial Cost to Company
Buildings and Improvements	3,231
Costs Capitalized Subsequent to Acquisition	18
Gross Amount at Which Carried As of Year End
Buildings and Improvements	3,249
Total	3,249
Accumulated Depreciation	(431)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1065 Marion IL | Medical office
Initial Cost to Company
Land	100
Buildings and Improvements	11,484
Costs Capitalized Subsequent to Acquisition	89
Gross Amount at Which Carried As of Year End
Land	100
Buildings and Improvements	11,572
Total	11,672
Accumulated Depreciation	(1,620)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1057 Newburgh IN | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,057
Initial Cost to Company
Buildings and Improvements	14,019
Costs Capitalized Subsequent to Acquisition	1,094
Gross Amount at Which Carried As of Year End
Buildings and Improvements	15,113
Total	15,113
Accumulated Depreciation	(1,959)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
483 Wichita KS | Medical office
Initial Cost to Company
Land	530
Buildings and Improvements	3,341
Costs Capitalized Subsequent to Acquisition	287
Gross Amount at Which Carried As of Year End
Land	530
Buildings and Improvements	3,628
Total	4,158
Accumulated Depreciation	(823)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
1064 Lexington KY | Medical office
Initial Cost to Company
Buildings and Improvements	12,726
Costs Capitalized Subsequent to Acquisition	833
Gross Amount at Which Carried As of Year End
Buildings and Improvements	13,558
Total	13,558
Accumulated Depreciation	(2,017)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
735 Louisville KY | Medical office
Initial Cost to Company
Land	936
Buildings and Improvements	8,426
Costs Capitalized Subsequent to Acquisition	2,749
Gross Amount at Which Carried As of Year End
Land	936
Buildings and Improvements	11,067
Total	12,003
Accumulated Depreciation	(6,033)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	11
737 Louisville KY | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	17,805
Initial Cost to Company
Land	835
Buildings and Improvements	27,627
Costs Capitalized Subsequent to Acquisition	1,730
Gross Amount at Which Carried As of Year End
Land	835
Buildings and Improvements	29,134
Total	29,969
Accumulated Depreciation	(5,838)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	37
738 Louisville KY | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	5,021
Initial Cost to Company
Land	780
Buildings and Improvements	8,582
Costs Capitalized Subsequent to Acquisition	2,449
Gross Amount at Which Carried As of Year End
Land	808
Buildings and Improvements	10,980
Total	11,788
Accumulated Depreciation	(4,126)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	18
739 Louisville KY | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,117
Initial Cost to Company
Land	826
Buildings and Improvements	13,814
Costs Capitalized Subsequent to Acquisition	1,517
Gross Amount at Which Carried As of Year End
Land	826
Buildings and Improvements	15,260
Total	16,086
Accumulated Depreciation	(3,325)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	38
740 Louisville KY | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,788
Initial Cost to Company
Land	2,983
Buildings and Improvements	13,171
Costs Capitalized Subsequent to Acquisition	2,818
Gross Amount at Which Carried As of Year End
Land	2,983
Buildings and Improvements	15,816
Total	18,799
Accumulated Depreciation	(3,514)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1944 Louisville KY | Medical office
Initial Cost to Company
Land	788
Buildings and Improvements	2,414
Gross Amount at Which Carried As of Year End
Land	788
Buildings and Improvements	2,414
Total	3,202
Accumulated Depreciation	(97)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
1945 Louisville KY | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	24,959
Initial Cost to Company
Land	3,255
Buildings and Improvements	28,644
Gross Amount at Which Carried As of Year End
Land	3,255
Buildings and Improvements	28,644
Total	31,899
Accumulated Depreciation	(955)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1946 Louisville KY | Medical office
Initial Cost to Company
Land	430
Buildings and Improvements	6,125
Gross Amount at Which Carried As of Year End
Land	430
Buildings and Improvements	6,125
Total	6,555
Accumulated Depreciation	(204)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1324 Haverhill MA | Medical office
Initial Cost to Company
Land	800
Buildings and Improvements	8,537
Costs Capitalized Subsequent to Acquisition	1,069
Gross Amount at Which Carried As of Year End
Land	800
Buildings and Improvements	9,606
Total	10,406
Accumulated Depreciation	(1,408)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1213 Columbia MD | Medical office
Initial Cost to Company
Land	1,115
Buildings and Improvements	3,206
Costs Capitalized Subsequent to Acquisition	954
Gross Amount at Which Carried As of Year End
Land	1,115
Buildings and Improvements	4,160
Total	5,275
Accumulated Depreciation	(755)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
361 Glen Burnie MD | Medical office
Initial Cost to Company
Land	670
Buildings and Improvements	5,085
Gross Amount at Which Carried As of Year End
Land	670
Buildings and Improvements	5,085
Total	5,755
Accumulated Depreciation	(1,840)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1052 Towson MD | Medical office
Initial Cost to Company
Buildings and Improvements	14,233
Costs Capitalized Subsequent to Acquisition	3,524
Gross Amount at Which Carried As of Year End
Buildings and Improvements	15,719
Total	15,719
Accumulated Depreciation	(2,802)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
240 Minneapolis MN | Medical office
Initial Cost to Company
Land	117
Buildings and Improvements	13,213
Costs Capitalized Subsequent to Acquisition	1,111
Gross Amount at Which Carried As of Year End
Land	117
Buildings and Improvements	14,175
Total	14,292
Accumulated Depreciation	(5,512)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	32
300 Minneapolis MN | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	1,770
Initial Cost to Company
Land	160
Buildings and Improvements	10,131
Costs Capitalized Subsequent to Acquisition	2,383
Gross Amount at Which Carried As of Year End
Land	160
Buildings and Improvements	12,163
Total	12,323
Accumulated Depreciation	(4,402)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1059 Jackson MS | Medical office
Initial Cost to Company
Buildings and Improvements	8,869
Costs Capitalized Subsequent to Acquisition	19
Gross Amount at Which Carried As of Year End
Buildings and Improvements	8,887
Total	8,887
Accumulated Depreciation	(1,167)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1060 Jackson MS | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	6,082
Initial Cost to Company
Buildings and Improvements	7,187
Costs Capitalized Subsequent to Acquisition	2,160
Gross Amount at Which Carried As of Year End
Buildings and Improvements	9,347
Total	9,347
Accumulated Depreciation	(1,381)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1078 Jackson MS | Medical office
Initial Cost to Company
Buildings and Improvements	8,413
Costs Capitalized Subsequent to Acquisition	688
Gross Amount at Which Carried As of Year End
Buildings and Improvements	9,101
Total	9,101
Accumulated Depreciation	(1,289)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1068 Omaha NE | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	13,956
Initial Cost to Company
Buildings and Improvements	16,243
Costs Capitalized Subsequent to Acquisition	360
Gross Amount at Which Carried As of Year End
Land	17
Buildings and Improvements	16,576
Total	16,593
Accumulated Depreciation	(2,259)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
729 Albuquerque NM | Medical office
Initial Cost to Company
Buildings and Improvements	5,380
Costs Capitalized Subsequent to Acquisition	162
Gross Amount at Which Carried As of Year End
Buildings and Improvements	5,542
Total	5,542
Accumulated Depreciation	(934)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	39
348 Elko NV | Medical office
Initial Cost to Company
Land	55
Buildings and Improvements	2,637
Costs Capitalized Subsequent to Acquisition	12
Gross Amount at Which Carried As of Year End
Land	55
Buildings and Improvements	2,649
Total	2,704
Accumulated Depreciation	(973)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
571 Las Vegas NV | Medical office
Initial Cost to Company
Costs Capitalized Subsequent to Acquisition	17,870
Gross Amount at Which Carried As of Year End
Buildings and Improvements	17,327
Total	17,327
Accumulated Depreciation	(3,530)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
660 Las Vegas NV | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	3,563
Initial Cost to Company
Land	1,121
Buildings and Improvements	4,363
Costs Capitalized Subsequent to Acquisition	2,827
Gross Amount at Which Carried As of Year End
Land	1,253
Buildings and Improvements	7,006
Total	8,259
Accumulated Depreciation	(1,717)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
661 Las Vegas NV | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	3,715
Initial Cost to Company
Land	2,125
Buildings and Improvements	4,829
Costs Capitalized Subsequent to Acquisition	2,231
Gross Amount at Which Carried As of Year End
Land	2,225
Buildings and Improvements	6,815
Total	9,040
Accumulated Depreciation	(1,358)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
662 Las Vegas NV | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	7,104
Initial Cost to Company
Land	3,480
Buildings and Improvements	12,305
Costs Capitalized Subsequent to Acquisition	2,772
Gross Amount at Which Carried As of Year End
Land	3,480
Buildings and Improvements	14,816
Total	18,296
Accumulated Depreciation	(2,836)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
663 Las Vegas NV | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	1,026
Initial Cost to Company
Land	1,717
Buildings and Improvements	3,597
Costs Capitalized Subsequent to Acquisition	1,890
Gross Amount at Which Carried As of Year End
Land	1,717
Buildings and Improvements	5,488
Total	7,205
Accumulated Depreciation	(1,396)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
664 Las Vegas NV | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	2,090
Initial Cost to Company
Land	1,172
Buildings and Improvements	1,550
Costs Capitalized Subsequent to Acquisition	325
Gross Amount at Which Carried As of Year End
Land	1,172
Buildings and Improvements	1,782
Total	2,954
Accumulated Depreciation	(542)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
691 Las Vegas NV | Medical office
Initial Cost to Company
Land	3,244
Buildings and Improvements	18,339
Costs Capitalized Subsequent to Acquisition	1,566
Gross Amount at Which Carried As of Year End
Land	3,273
Buildings and Improvements	19,756
Total	23,029
Accumulated Depreciation	(5,562)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1285 Cleveland OH | Medical office
Initial Cost to Company
Land	823
Buildings and Improvements	2,726
Costs Capitalized Subsequent to Acquisition	457
Gross Amount at Which Carried As of Year End
Land	853
Buildings and Improvements	3,152
Total	4,005
Accumulated Depreciation	(1,066)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
400 Harrison OH | Medical office
Initial Cost to Company
Buildings and Improvements	4,561
Costs Capitalized Subsequent to Acquisition	300
Gross Amount at Which Carried As of Year End
Buildings and Improvements	4,861
Total	4,861
Accumulated Depreciation	(1,615)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1054 Durant OK | Medical office
Initial Cost to Company
Land	619
Buildings and Improvements	9,256
Costs Capitalized Subsequent to Acquisition	1,152
Gross Amount at Which Carried As of Year End
Land	651
Buildings and Improvements	10,376
Total	11,027
Accumulated Depreciation	(1,346)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
817 Owasso OK | Medical office
Initial Cost to Company
Buildings and Improvements	6,582
Costs Capitalized Subsequent to Acquisition	562
Gross Amount at Which Carried As of Year End
Buildings and Improvements	7,144
Total	7,144
Accumulated Depreciation	(1,767)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
404 Roseburg OR | Medical office
Initial Cost to Company
Buildings and Improvements	5,707
Gross Amount at Which Carried As of Year End
Buildings and Improvements	5,707
Total	5,707
Accumulated Depreciation	(1,909)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
252 Clarksville TN | Medical office
Initial Cost to Company
Land	765
Buildings and Improvements	4,184
Gross Amount at Which Carried As of Year End
Land	765
Buildings and Improvements	4,184
Total	4,949
Accumulated Depreciation	(1,643)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
624 Hendersonville TN | Medical office
Initial Cost to Company
Land	256
Buildings and Improvements	1,530
Costs Capitalized Subsequent to Acquisition	636
Gross Amount at Which Carried As of Year End
Land	256
Buildings and Improvements	2,102
Total	2,358
Accumulated Depreciation	(522)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
559 Hermitage TN | Medical office
Initial Cost to Company
Land	830
Buildings and Improvements	5,036
Costs Capitalized Subsequent to Acquisition	4,574
Gross Amount at Which Carried As of Year End
Land	830
Buildings and Improvements	9,477
Total	10,307
Accumulated Depreciation	(2,282)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
561 Hermitage TN | Medical office
Initial Cost to Company
Land	596
Buildings and Improvements	9,698
Costs Capitalized Subsequent to Acquisition	1,658
Gross Amount at Which Carried As of Year End
Land	596
Buildings and Improvements	11,011
Total	11,607
Accumulated Depreciation	(2,688)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	37
562 Hermitage TN | Medical office
Initial Cost to Company
Land	317
Buildings and Improvements	6,528
Costs Capitalized Subsequent to Acquisition	1,701
Gross Amount at Which Carried As of Year End
Land	317
Buildings and Improvements	7,973
Total	8,290
Accumulated Depreciation	(1,838)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	37
154 Knoxville TN | Medical office
Initial Cost to Company
Land	700
Buildings and Improvements	4,559
Costs Capitalized Subsequent to Acquisition	2,300
Gross Amount at Which Carried As of Year End
Land	700
Buildings and Improvements	6,859
Total	7,559
Accumulated Depreciation	(1,980)
409 Murfreesboro TN | Medical office
Initial Cost to Company
Land	900
Buildings and Improvements	12,706
Gross Amount at Which Carried As of Year End
Land	900
Buildings and Improvements	12,706
Total	13,606
Accumulated Depreciation	(4,361)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
625 Nashville TN | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	9,288
Initial Cost to Company
Land	955
Buildings and Improvements	14,289
Costs Capitalized Subsequent to Acquisition	1,337
Gross Amount at Which Carried As of Year End
Land	955
Buildings and Improvements	15,507
Total	16,462
Accumulated Depreciation	(2,756)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
626 Nashville TN | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	3,823
Initial Cost to Company
Land	2,050
Buildings and Improvements	5,211
Costs Capitalized Subsequent to Acquisition	1,514
Gross Amount at Which Carried As of Year End
Land	2,055
Buildings and Improvements	6,658
Total	8,713
Accumulated Depreciation	(1,143)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
627 Nashville TN | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	542
Initial Cost to Company
Land	1,007
Buildings and Improvements	181
Costs Capitalized Subsequent to Acquisition	520
Gross Amount at Which Carried As of Year End
Land	1,007
Buildings and Improvements	681
Total	1,688
Accumulated Depreciation	(109)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
628 Nashville TN | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	5,414
Initial Cost to Company
Land	2,980
Buildings and Improvements	7,164
Costs Capitalized Subsequent to Acquisition	936
Gross Amount at Which Carried As of Year End
Land	2,980
Buildings and Improvements	8,070
Total	11,050
Accumulated Depreciation	(1,234)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
630 Nashville TN | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	546
Initial Cost to Company
Land	515
Buildings and Improvements	848
Costs Capitalized Subsequent to Acquisition	225
Gross Amount at Which Carried As of Year End
Land	528
Buildings and Improvements	1,059
Total	1,587
Accumulated Depreciation	(162)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
631 Nashville TN | Medical office
Initial Cost to Company
Land	266
Buildings and Improvements	1,305
Costs Capitalized Subsequent to Acquisition	550
Gross Amount at Which Carried As of Year End
Land	266
Buildings and Improvements	1,752
Total	2,018
Accumulated Depreciation	(336)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
632 Nashville TN | Medical office
Initial Cost to Company
Land	827
Buildings and Improvements	7,642
Costs Capitalized Subsequent to Acquisition	1,898
Gross Amount at Which Carried As of Year End
Land	827
Buildings and Improvements	9,479
Total	10,306
Accumulated Depreciation	(1,702)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
633 Nashville TN | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	9,776
Initial Cost to Company
Land	5,425
Buildings and Improvements	12,577
Costs Capitalized Subsequent to Acquisition	2,921
Gross Amount at Which Carried As of Year End
Land	5,425
Buildings and Improvements	15,466
Total	20,891
Accumulated Depreciation	(2,682)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
634 Nashville TN | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,938
Initial Cost to Company
Land	3,818
Buildings and Improvements	15,185
Costs Capitalized Subsequent to Acquisition	2,498
Gross Amount at Which Carried As of Year End
Land	3,818
Buildings and Improvements	17,427
Total	21,245
Accumulated Depreciation	(3,317)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
636 Nashville TN | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	445
Initial Cost to Company
Land	583
Buildings and Improvements	450
Gross Amount at Which Carried As of Year End
Land	583
Buildings and Improvements	450
Total	1,033
Accumulated Depreciation	(68)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
573 Arlington TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	8,718
Initial Cost to Company
Land	769
Buildings and Improvements	12,355
Costs Capitalized Subsequent to Acquisition	1,575
Gross Amount at Which Carried As of Year End
Land	769
Buildings and Improvements	13,864
Total	14,633
Accumulated Depreciation	(2,336)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
576 Conroe TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	2,847
Initial Cost to Company
Land	324
Buildings and Improvements	4,842
Costs Capitalized Subsequent to Acquisition	1,413
Gross Amount at Which Carried As of Year End
Land	324
Buildings and Improvements	6,152
Total	6,476
Accumulated Depreciation	(1,445)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
577 Conroe TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	5,237
Initial Cost to Company
Land	397
Buildings and Improvements	7,966
Costs Capitalized Subsequent to Acquisition	1,047
Gross Amount at Which Carried As of Year End
Land	397
Buildings and Improvements	9,009
Total	9,406
Accumulated Depreciation	(1,743)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
578 Conroe TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	5,472
Initial Cost to Company
Land	388
Buildings and Improvements	7,975
Costs Capitalized Subsequent to Acquisition	90
Gross Amount at Which Carried As of Year End
Land	388
Buildings and Improvements	8,039
Total	8,427
Accumulated Depreciation	(1,125)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	37
579 Conroe TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	1,789
Initial Cost to Company
Land	188
Buildings and Improvements	3,618
Costs Capitalized Subsequent to Acquisition	581
Gross Amount at Which Carried As of Year End
Land	188
Buildings and Improvements	4,181
Total	4,369
Accumulated Depreciation	(611)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
581 Corpus Christi TX | Medical office
Initial Cost to Company
Land	717
Buildings and Improvements	8,181
Costs Capitalized Subsequent to Acquisition	1,967
Gross Amount at Which Carried As of Year End
Land	717
Buildings and Improvements	10,104
Total	10,821
Accumulated Depreciation	(2,235)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
600 Corpus Christi TX | Medical office
Initial Cost to Company
Land	328
Buildings and Improvements	3,210
Costs Capitalized Subsequent to Acquisition	1,639
Gross Amount at Which Carried As of Year End
Land	328
Buildings and Improvements	4,648
Total	4,976
Accumulated Depreciation	(962)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
601 Corpus Christi TX | Medical office
Initial Cost to Company
Land	313
Buildings and Improvements	1,771
Costs Capitalized Subsequent to Acquisition	476
Gross Amount at Which Carried As of Year End
Land	313
Buildings and Improvements	2,234
Total	2,547
Accumulated Depreciation	(454)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
582 Dallas TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	5,383
Initial Cost to Company
Land	1,664
Buildings and Improvements	6,785
Costs Capitalized Subsequent to Acquisition	1,630
Gross Amount at Which Carried As of Year End
Land	1,693
Buildings and Improvements	8,310
Total	10,003
Accumulated Depreciation	(1,656)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
1314 Dallas TX | Medical office
Initial Cost to Company
Land	15,230
Buildings and Improvements	162,971
Costs Capitalized Subsequent to Acquisition	4,609
Gross Amount at Which Carried As of Year End
Land	15,239
Buildings and Improvements	167,516
Total	182,755
Accumulated Depreciation	(24,422)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
583 Fort Worth TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	2,970
Initial Cost to Company
Land	898
Buildings and Improvements	4,866
Costs Capitalized Subsequent to Acquisition	1,201
Gross Amount at Which Carried As of Year End
Land	898
Buildings and Improvements	6,013
Total	6,911
Accumulated Depreciation	(1,124)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
805 Fort Worth TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	1,992
Initial Cost to Company
Buildings and Improvements	2,481
Costs Capitalized Subsequent to Acquisition	648
Gross Amount at Which Carried As of Year End
Land	2
Buildings and Improvements	3,082
Total	3,084
Accumulated Depreciation	(788)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
806 Fort Worth TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	4,075
Initial Cost to Company
Buildings and Improvements	6,070
Costs Capitalized Subsequent to Acquisition	11
Gross Amount at Which Carried As of Year End
Land	5
Buildings and Improvements	6,075
Total	6,080
Accumulated Depreciation	(1,022)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1061 Granbury TX | Medical office
Initial Cost to Company
Buildings and Improvements	6,863
Costs Capitalized Subsequent to Acquisition	80
Gross Amount at Which Carried As of Year End
Buildings and Improvements	6,943
Total	6,943
Accumulated Depreciation	(934)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
430 Houston TX | Medical office
Initial Cost to Company
Land	1,927
Buildings and Improvements	33,140
Costs Capitalized Subsequent to Acquisition	1,663
Gross Amount at Which Carried As of Year End
Land	2,019
Buildings and Improvements	34,558
Total	36,577
Accumulated Depreciation	(11,868)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
446 Houston TX | Medical office
Initial Cost to Company
Land	2,200
Buildings and Improvements	19,585
Costs Capitalized Subsequent to Acquisition	3,846
Gross Amount at Which Carried As of Year End
Land	2,209
Buildings and Improvements	20,915
Total	23,124
Accumulated Depreciation	(11,476)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	17
586 Houston TX | Medical office
Initial Cost to Company
Land	1,033
Buildings and Improvements	3,165
Costs Capitalized Subsequent to Acquisition	751
Gross Amount at Which Carried As of Year End
Land	1,033
Buildings and Improvements	3,791
Total	4,824
Accumulated Depreciation	(715)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
589 Houston TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	9,899
Initial Cost to Company
Land	1,676
Buildings and Improvements	12,602
Costs Capitalized Subsequent to Acquisition	2,052
Gross Amount at Which Carried As of Year End
Land	1,706
Buildings and Improvements	14,503
Total	16,209
Accumulated Depreciation	(2,805)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
670 Houston TX | Medical office
Initial Cost to Company
Land	257
Buildings and Improvements	2,884
Costs Capitalized Subsequent to Acquisition	649
Gross Amount at Which Carried As of Year End
Land	297
Buildings and Improvements	3,468
Total	3,765
Accumulated Depreciation	(600)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
702 Houston TX | Medical office
Initial Cost to Company
Buildings and Improvements	7,414
Costs Capitalized Subsequent to Acquisition	1,106
Gross Amount at Which Carried As of Year End
Land	7
Buildings and Improvements	8,492
Total	8,499
Accumulated Depreciation	(1,526)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	36
1044 Houston TX | Medical office
Initial Cost to Company
Buildings and Improvements	4,838
Costs Capitalized Subsequent to Acquisition	3,158
Gross Amount at Which Carried As of Year End
Buildings and Improvements	7,911
Total	7,911
Accumulated Depreciation	(1,451)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
590 Irving TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	5,630
Initial Cost to Company
Land	828
Buildings and Improvements	6,160
Costs Capitalized Subsequent to Acquisition	1,330
Gross Amount at Which Carried As of Year End
Land	828
Buildings and Improvements	7,449
Total	8,277
Accumulated Depreciation	(1,220)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
700 Irving TX | Medical office
Initial Cost to Company
Buildings and Improvements	8,550
Costs Capitalized Subsequent to Acquisition	2,882
Gross Amount at Which Carried As of Year End
Buildings and Improvements	11,429
Total	11,429
Accumulated Depreciation	(1,995)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
1202 Irving TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	6,803
Initial Cost to Company
Land	1,604
Buildings and Improvements	16,107
Costs Capitalized Subsequent to Acquisition	591
Gross Amount at Which Carried As of Year End
Land	1,604
Buildings and Improvements	16,698
Total	18,302
Accumulated Depreciation	(2,250)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1207 Irving TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	6,148
Initial Cost to Company
Land	1,955
Buildings and Improvements	12,793
Costs Capitalized Subsequent to Acquisition	138
Gross Amount at Which Carried As of Year End
Land	1,986
Buildings and Improvements	12,900
Total	14,886
Accumulated Depreciation	(1,703)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1062 Lancaster TX | Medical office
Initial Cost to Company
Land	162
Buildings and Improvements	3,830
Costs Capitalized Subsequent to Acquisition	318
Gross Amount at Which Carried As of Year End
Land	162
Buildings and Improvements	4,123
Total	4,285
Accumulated Depreciation	(640)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	39
591 Lewisville TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	5,259
Initial Cost to Company
Land	561
Buildings and Improvements	8,043
Costs Capitalized Subsequent to Acquisition	434
Gross Amount at Which Carried As of Year End
Land	561
Buildings and Improvements	8,451
Total	9,012
Accumulated Depreciation	(1,280)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
144 Longview TX | Medical office
Initial Cost to Company
Land	102
Buildings and Improvements	7,998
Costs Capitalized Subsequent to Acquisition	281
Gross Amount at Which Carried As of Year End
Land	102
Buildings and Improvements	8,279
Total	8,381
Accumulated Depreciation	(3,242)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
143 Lufkin TX | Medical office
Initial Cost to Company
Land	338
Buildings and Improvements	2,383
Costs Capitalized Subsequent to Acquisition	40
Gross Amount at Which Carried As of Year End
Land	338
Buildings and Improvements	2,423
Total	2,761
Accumulated Depreciation	(927)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
568 McKinney TX | Medical office
Initial Cost to Company
Land	541
Buildings and Improvements	6,217
Costs Capitalized Subsequent to Acquisition	493
Gross Amount at Which Carried As of Year End
Land	541
Buildings and Improvements	6,296
Total	6,837
Accumulated Depreciation	(1,453)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	36
569 McKinney TX | Medical office
Initial Cost to Company
Buildings and Improvements	636
Costs Capitalized Subsequent to Acquisition	7,527
Gross Amount at Which Carried As of Year End
Buildings and Improvements	7,650
Total	7,650
Accumulated Depreciation	(1,598)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
596 Nassau Bay TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	5,500
Initial Cost to Company
Land	812
Buildings and Improvements	8,883
Costs Capitalized Subsequent to Acquisition	1,131
Gross Amount at Which Carried As of Year End
Land	812
Buildings and Improvements	9,944
Total	10,756
Accumulated Depreciation	(1,520)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	37
1079 North Richland Hills TX | Medical office
Initial Cost to Company
Buildings and Improvements	8,942
Costs Capitalized Subsequent to Acquisition	344
Gross Amount at Which Carried As of Year End
Buildings and Improvements	9,153
Total	9,153
Accumulated Depreciation	(1,274)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
142 Pampa TX | Medical office
Initial Cost to Company
Land	84
Buildings and Improvements	3,242
Costs Capitalized Subsequent to Acquisition	548
Gross Amount at Which Carried As of Year End
Land	84
Buildings and Improvements	3,790
Total	3,874
Accumulated Depreciation	(1,453)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
1048 Pearland TX | Medical office
Initial Cost to Company
Buildings and Improvements	4,014
Costs Capitalized Subsequent to Acquisition	3,960
Gross Amount at Which Carried As of Year End
Buildings and Improvements	7,974
Total	7,974
Accumulated Depreciation	(1,376)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
447 Plano TX | Medical office
Initial Cost to Company
Land	1,700
Buildings and Improvements	7,810
Costs Capitalized Subsequent to Acquisition	2,589
Gross Amount at Which Carried As of Year End
Land	1,704
Buildings and Improvements	9,937
Total	11,641
Accumulated Depreciation	(3,416)
597 Plano TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	7,734
Initial Cost to Company
Land	1,210
Buildings and Improvements	9,588
Costs Capitalized Subsequent to Acquisition	1,420
Gross Amount at Which Carried As of Year End
Land	1,210
Buildings and Improvements	10,916
Total	12,126
Accumulated Depreciation	(2,027)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
672 Plano TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	9,896
Initial Cost to Company
Land	1,389
Buildings and Improvements	12,768
Costs Capitalized Subsequent to Acquisition	887
Gross Amount at Which Carried As of Year End
Land	1,389
Buildings and Improvements	13,294
Total	14,683
Accumulated Depreciation	(2,187)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	36
1284 Plano TX | Medical office
Initial Cost to Company
Land	2,049
Buildings and Improvements	18,793
Costs Capitalized Subsequent to Acquisition	1,039
Gross Amount at Which Carried As of Year End
Land	2,087
Buildings and Improvements	19,007
Total	21,094
Accumulated Depreciation	(4,311)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1286 Plano TX | Medical office
Initial Cost to Company
Land	3,300
Gross Amount at Which Carried As of Year End
Land	3,300
Total	3,300
815 San Antonio TX | Medical office
Initial Cost to Company
Buildings and Improvements	9,193
Costs Capitalized Subsequent to Acquisition	762
Gross Amount at Which Carried As of Year End
Land	12
Buildings and Improvements	9,913
Total	9,925
Accumulated Depreciation	(1,904)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
816 San Antonio TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	4,656
Initial Cost to Company
Buildings and Improvements	8,699
Costs Capitalized Subsequent to Acquisition	838
Gross Amount at Which Carried As of Year End
Buildings and Improvements	9,499
Total	9,499
Accumulated Depreciation	(1,773)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
598 Sugarland TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	3,898
Initial Cost to Company
Land	1,078
Buildings and Improvements	5,158
Costs Capitalized Subsequent to Acquisition	1,359
Gross Amount at Which Carried As of Year End
Land	1,084
Buildings and Improvements	6,375
Total	7,459
Accumulated Depreciation	(1,084)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	34
1081 Texarkana TX | Medical office
Initial Cost to Company
Land	1,117
Buildings and Improvements	7,423
Costs Capitalized Subsequent to Acquisition	207
Gross Amount at Which Carried As of Year End
Land	1,177
Buildings and Improvements	7,571
Total	8,748
Accumulated Depreciation	(1,068)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
599 Texas City TX | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	6,373
Initial Cost to Company
Buildings and Improvements	9,519
Costs Capitalized Subsequent to Acquisition	157
Gross Amount at Which Carried As of Year End
Buildings and Improvements	9,676
Total	9,676
Accumulated Depreciation	(1,392)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	37
152 Victoria TX | Medical office
Initial Cost to Company
Land	125
Buildings and Improvements	8,977
Gross Amount at Which Carried As of Year End
Land	125
Buildings and Improvements	8,977
Total	9,102
Accumulated Depreciation	(3,405)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
1591 San Antonio TX | Medical office
Initial Cost to Company
Buildings and Improvements	7,309
Costs Capitalized Subsequent to Acquisition	239
Gross Amount at Which Carried As of Year End
Buildings and Improvements	7,548
Total	7,548
Accumulated Depreciation	(366)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1977 San Antonio TX | Medical office
Initial Cost to Company
Buildings and Improvements	26,191
Costs Capitalized Subsequent to Acquisition	542
Gross Amount at Which Carried As of Year End
Buildings and Improvements	26,733
Total	26,733
Accumulated Depreciation	(833)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
1592 Bountiful UT | Medical office
Real Estate and Accumulated Depreciation
Encumbrances as of Year end	5,241
Initial Cost to Company
Land	999
Buildings and Improvements	7,426
Costs Capitalized Subsequent to Acquisition	54
Gross Amount at Which Carried As of Year End
Land	999
Buildings and Improvements	7,481
Total	8,480
Accumulated Depreciation	(351)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
169 Bountiful UT | Medical office
Initial Cost to Company
Land	276
Buildings and Improvements	5,237
Costs Capitalized Subsequent to Acquisition	455
Gross Amount at Which Carried As of Year End
Land	276
Buildings and Improvements	5,691
Total	5,967
Accumulated Depreciation	(1,957)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
346 Castle Dale UT | Medical office
Initial Cost to Company
Land	50
Buildings and Improvements	1,818
Costs Capitalized Subsequent to Acquisition	63
Gross Amount at Which Carried As of Year End
Land	50
Buildings and Improvements	1,881
Total	1,931
Accumulated Depreciation	(698)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
347 Centerville UT | Medical office
Initial Cost to Company
Land	300
Buildings and Improvements	1,288
Costs Capitalized Subsequent to Acquisition	191
Gross Amount at Which Carried As of Year End
Land	300
Buildings and Improvements	1,479
Total	1,779
Accumulated Depreciation	(567)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
350 Grantsville UT | Medical office
Initial Cost to Company
Land	50
Buildings and Improvements	429
Costs Capitalized Subsequent to Acquisition	39
Gross Amount at Which Carried As of Year End
Land	50
Buildings and Improvements	468
Total	518
Accumulated Depreciation	(175)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
469 Kaysville UT | Medical office
Initial Cost to Company
Land	530
Buildings and Improvements	4,493
Costs Capitalized Subsequent to Acquisition	146
Gross Amount at Which Carried As of Year End
Land	530
Buildings and Improvements	4,639
Total	5,169
Accumulated Depreciation	(1,046)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	43
456 Layton UT | Medical office
Initial Cost to Company
Land	371
Buildings and Improvements	7,073
Costs Capitalized Subsequent to Acquisition	357
Gross Amount at Which Carried As of Year End
Land	389
Buildings and Improvements	7,359
Total	7,748
Accumulated Depreciation	(2,287)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
359 Ogden UT | Medical office
Initial Cost to Company
Land	180
Buildings and Improvements	1,695
Costs Capitalized Subsequent to Acquisition	121
Gross Amount at Which Carried As of Year End
Land	180
Buildings and Improvements	1,764
Total	1,944
Accumulated Depreciation	(653)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1283 Ogden UT | Medical office
Initial Cost to Company
Land	106
Buildings and Improvements	4,464
Costs Capitalized Subsequent to Acquisition	455
Gross Amount at Which Carried As of Year End
Land	106
Buildings and Improvements	4,466
Total	4,572
Accumulated Depreciation	(545)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
357 Orem UT | Medical office
Initial Cost to Company
Land	337
Buildings and Improvements	8,744
Costs Capitalized Subsequent to Acquisition	1,144
Gross Amount at Which Carried As of Year End
Land	306
Buildings and Improvements	9,167
Total	9,473
Accumulated Depreciation	(3,597)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
371 Providence UT | Medical office
Initial Cost to Company
Land	240
Buildings and Improvements	3,876
Costs Capitalized Subsequent to Acquisition	198
Gross Amount at Which Carried As of Year End
Land	256
Buildings and Improvements	3,798
Total	4,054
Accumulated Depreciation	(1,358)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
353 Salt Lake City UT | Medical office
Initial Cost to Company
Land	190
Buildings and Improvements	779
Costs Capitalized Subsequent to Acquisition	61
Gross Amount at Which Carried As of Year End
Land	201
Buildings and Improvements	830
Total	1,031
Accumulated Depreciation	(313)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
355 Salt Lake City UT | Medical office
Initial Cost to Company
Land	180
Buildings and Improvements	14,792
Costs Capitalized Subsequent to Acquisition	759
Gross Amount at Which Carried As of Year End
Land	180
Buildings and Improvements	15,502
Total	15,682
Accumulated Depreciation	(5,727)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
467 Salt Lake City UT | Medical office
Initial Cost to Company
Land	3,000
Buildings and Improvements	7,541
Costs Capitalized Subsequent to Acquisition	509
Gross Amount at Which Carried As of Year End
Land	3,007
Buildings and Improvements	7,998
Total	11,005
Accumulated Depreciation	(2,129)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	38
566 Salt Lake City UT | Medical office
Initial Cost to Company
Land	509
Buildings and Improvements	4,044
Costs Capitalized Subsequent to Acquisition	792
Gross Amount at Which Carried As of Year End
Land	509
Buildings and Improvements	4,691
Total	5,200
Accumulated Depreciation	(1,084)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	37
354 Salt Lake City UT | Medical office
Initial Cost to Company
Land	220
Buildings and Improvements	10,732
Costs Capitalized Subsequent to Acquisition	802
Gross Amount at Which Carried As of Year End
Land	220
Buildings and Improvements	11,332
Total	11,552
Accumulated Depreciation	(4,132)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
358 Springville UT | Medical office
Initial Cost to Company
Land	85
Buildings and Improvements	1,493
Costs Capitalized Subsequent to Acquisition	163
Gross Amount at Which Carried As of Year End
Land	85
Buildings and Improvements	1,657
Total	1,742
Accumulated Depreciation	(592)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
482 Stansbury UT | Medical office
Initial Cost to Company
Land	450
Buildings and Improvements	3,201
Costs Capitalized Subsequent to Acquisition	299
Gross Amount at Which Carried As of Year End
Land	450
Buildings and Improvements	3,452
Total	3,902
Accumulated Depreciation	(814)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
351 Washington Terrace UT | Medical office
Initial Cost to Company
Buildings and Improvements	4,573
Costs Capitalized Subsequent to Acquisition	1,502
Gross Amount at Which Carried As of Year End
Buildings and Improvements	5,723
Total	5,723
Accumulated Depreciation	(1,890)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
352 Washington Terrace UT | Medical office
Initial Cost to Company
Buildings and Improvements	2,692
Costs Capitalized Subsequent to Acquisition	354
Gross Amount at Which Carried As of Year End
Buildings and Improvements	2,753
Total	2,753
Accumulated Depreciation	(981)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
495 West Valley UT | Medical office
Initial Cost to Company
Land	410
Buildings and Improvements	8,266
Costs Capitalized Subsequent to Acquisition	1,002
Gross Amount at Which Carried As of Year End
Land	410
Buildings and Improvements	9,268
Total	9,678
Accumulated Depreciation	(2,593)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
349 West Valley UT | Medical office
Initial Cost to Company
Land	1,070
Buildings and Improvements	17,463
Costs Capitalized Subsequent to Acquisition	84
Gross Amount at Which Carried As of Year End
Land	1,070
Buildings and Improvements	17,548
Total	18,618
Accumulated Depreciation	(6,451)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1208 Fairfax VA | Medical office
Initial Cost to Company
Land	8,396
Buildings and Improvements	16,710
Costs Capitalized Subsequent to Acquisition	1,722
Gross Amount at Which Carried As of Year End
Land	8,408
Buildings and Improvements	18,419
Total	26,827
Accumulated Depreciation	(3,561)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	28
572 Reston VA | Medical office
Initial Cost to Company
Buildings and Improvements	11,902
Costs Capitalized Subsequent to Acquisition	(121)
Gross Amount at Which Carried As of Year End
Buildings and Improvements	11,710
Total	11,710
Accumulated Depreciation	(2,402)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	43
448 Renton WA | Medical office
Initial Cost to Company
Buildings and Improvements	18,724
Costs Capitalized Subsequent to Acquisition	1,195
Gross Amount at Which Carried As of Year End
Buildings and Improvements	19,379
Total	19,379
Accumulated Depreciation	(6,701)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
781 Seattle WA | Medical office
Initial Cost to Company
Buildings and Improvements	52,703
Costs Capitalized Subsequent to Acquisition	2,324
Gross Amount at Which Carried As of Year End
Buildings and Improvements	52,372
Total	52,372
Accumulated Depreciation	(10,368)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	39
782 Seattle WA | Medical office
Initial Cost to Company
Buildings and Improvements	24,382
Costs Capitalized Subsequent to Acquisition	3,369
Gross Amount at Which Carried As of Year End
Land	21
Buildings and Improvements	26,923
Total	26,944
Accumulated Depreciation	(5,464)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	36
783 Seattle WA | Medical office
Initial Cost to Company
Buildings and Improvements	5,625
Costs Capitalized Subsequent to Acquisition	863
Gross Amount at Which Carried As of Year End
Buildings and Improvements	6,440
Total	6,440
Accumulated Depreciation	(4,173)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	10
785 Seattle WA | Medical office
Initial Cost to Company
Buildings and Improvements	7,293
Costs Capitalized Subsequent to Acquisition	1,207
Gross Amount at Which Carried As of Year End
Buildings and Improvements	7,742
Total	7,742
Accumulated Depreciation	(1,788)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	33
1385 Seattle WA | Medical office
Initial Cost to Company
Buildings and Improvements	38,925
Costs Capitalized Subsequent to Acquisition	437
Gross Amount at Which Carried As of Year End
Buildings and Improvements	39,352
Total	39,352
Accumulated Depreciation	(5,954)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
884 Mexico City DF | Medical office
Initial Cost to Company
Land	415
Buildings and Improvements	3,739
Costs Capitalized Subsequent to Acquisition	13
Gross Amount at Which Carried As of Year End
Land	259
Buildings and Improvements	3,897
Total	4,156
Accumulated Depreciation	(531)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
12 Livermore CA | Post-acute/skilled nursing
Initial Cost to Company
Land	610
Buildings and Improvements	1,711
Costs Capitalized Subsequent to Acquisition	1,125
Gross Amount at Which Carried As of Year End
Land	610
Buildings and Improvements	2,836
Total	3,446
Accumulated Depreciation	(2,784)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
315 Perris CA | Post-acute/skilled nursing
Initial Cost to Company
Land	336
Buildings and Improvements	3,021
Gross Amount at Which Carried As of Year End
Land	336
Buildings and Improvements	3,021
Total	3,357
Accumulated Depreciation	(1,442)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
237 Vista CA | Post-acute/skilled nursing
Initial Cost to Company
Land	653
Buildings and Improvements	6,012
Costs Capitalized Subsequent to Acquisition	90
Gross Amount at Which Carried As of Year End
Land	653
Buildings and Improvements	6,102
Total	6,755
Accumulated Depreciation	(3,109)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
2 Fort Collins CO | Post-acute/skilled nursing
Initial Cost to Company
Land	499
Buildings and Improvements	1,913
Costs Capitalized Subsequent to Acquisition	1,454
Gross Amount at Which Carried As of Year End
Land	499
Buildings and Improvements	3,122
Total	3,621
Accumulated Depreciation	(3,121)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
18 Morrison CO | Post-acute/skilled nursing
Initial Cost to Company
Land	1,429
Buildings and Improvements	5,464
Costs Capitalized Subsequent to Acquisition	4,019
Gross Amount at Which Carried As of Year End
Land	1,429
Buildings and Improvements	8,761
Total	10,190
Accumulated Depreciation	(8,544)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	24
280 Statesboro GA | Post-acute/skilled nursing
Initial Cost to Company
Land	168
Buildings and Improvements	1,508
Gross Amount at Which Carried As of Year End
Land	168
Buildings and Improvements	1,508
Total	1,676
Accumulated Depreciation	(743)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
297 Rexburg ID | Post-acute/skilled nursing
Initial Cost to Company
Land	200
Buildings and Improvements	5,310
Gross Amount at Which Carried As of Year End
Land	200
Buildings and Improvements	5,060
Total	5,260
Accumulated Depreciation	(1,952)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
378 Anderson IN | Post-acute/skilled nursing
Initial Cost to Company
Land	500
Buildings and Improvements	4,724
Costs Capitalized Subsequent to Acquisition	1,734
Gross Amount at Which Carried As of Year End
Land	500
Buildings and Improvements	6,057
Total	6,557
Accumulated Depreciation	(1,849)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
384 Angola IN | Post-acute/skilled nursing
Initial Cost to Company
Land	130
Buildings and Improvements	2,900
Costs Capitalized Subsequent to Acquisition	566
Gross Amount at Which Carried As of Year End
Land	130
Buildings and Improvements	3,466
Total	3,596
Accumulated Depreciation	(1,008)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
385 Fort Wayne IN | Post-acute/skilled nursing
Initial Cost to Company
Land	200
Buildings and Improvements	4,150
Costs Capitalized Subsequent to Acquisition	2,667
Gross Amount at Which Carried As of Year End
Land	200
Buildings and Improvements	6,817
Total	7,017
Accumulated Depreciation	(1,743)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	38
386 Fort Wayne IN | Post-acute/skilled nursing
Initial Cost to Company
Land	140
Buildings and Improvements	3,760
Gross Amount at Which Carried As of Year End
Land	140
Buildings and Improvements	3,760
Total	3,900
Accumulated Depreciation	(1,307)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
387 Huntington IN | Post-acute/skilled nursing
Initial Cost to Company
Land	30
Buildings and Improvements	2,970
Costs Capitalized Subsequent to Acquisition	338
Gross Amount at Which Carried As of Year End
Land	30
Buildings and Improvements	3,308
Total	3,338
Accumulated Depreciation	(1,066)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
373 Kokomo IN | Post-acute/skilled nursing
Initial Cost to Company
Land	250
Buildings and Improvements	4,622
Costs Capitalized Subsequent to Acquisition	1,294
Gross Amount at Which Carried As of Year End
Land	250
Buildings and Improvements	5,653
Total	5,903
Accumulated Depreciation	(1,335)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
454 New Albany IN | Post-acute/skilled nursing
Initial Cost to Company
Land	230
Buildings and Improvements	6,595
Gross Amount at Which Carried As of Year End
Land	230
Buildings and Improvements	6,595
Total	6,825
Accumulated Depreciation	(2,026)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
484 Tell City IN | Post-acute/skilled nursing
Initial Cost to Company
Land	95
Buildings and Improvements	6,208
Costs Capitalized Subsequent to Acquisition	1,299
Gross Amount at Which Carried As of Year End
Land	95
Buildings and Improvements	7,509
Total	7,604
Accumulated Depreciation	(1,634)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
688 Cynthiana KY | Post-acute/skilled nursing
Initial Cost to Company
Land	192
Buildings and Improvements	4,875
Gross Amount at Which Carried As of Year End
Land	192
Buildings and Improvements	4,875
Total	5,067
Accumulated Depreciation	(839)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
71 Mayfield KY | Post-acute/skilled nursing
Initial Cost to Company
Land	218
Buildings and Improvements	2,797
Gross Amount at Which Carried As of Year End
Land	218
Buildings and Improvements	2,792
Total	3,010
Accumulated Depreciation	(1,765)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
298 Franklin LA | Post-acute/skilled nursing
Initial Cost to Company
Land	405
Buildings and Improvements	3,424
Gross Amount at Which Carried As of Year End
Land	405
Buildings and Improvements	3,424
Total	3,829
Accumulated Depreciation	(1,655)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
299 Morgan City LA | Post-acute/skilled nursing
Initial Cost to Company
Land	203
Buildings and Improvements	2,050
Gross Amount at Which Carried As of Year End
Land	203
Buildings and Improvements	2,050
Total	2,253
Accumulated Depreciation	(991)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
17 Westborough MA | Post-acute/skilled nursing
Initial Cost to Company
Land	858
Buildings and Improvements	2,975
Costs Capitalized Subsequent to Acquisition	2,894
Gross Amount at Which Carried As of Year End
Land	858
Buildings and Improvements	5,868
Total	6,726
Accumulated Depreciation	(4,046)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
388 Las Vegas NV | Post-acute/skilled nursing
Initial Cost to Company
Land	1,300
Buildings and Improvements	3,950
Gross Amount at Which Carried As of Year End
Land	1,300
Buildings and Improvements	3,950
Total	5,250
Accumulated Depreciation	(1,373)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
389 Las Vegas NV | Post-acute/skilled nursing
Initial Cost to Company
Land	1,300
Buildings and Improvements	5,800
Gross Amount at Which Carried As of Year End
Land	1,300
Buildings and Improvements	5,800
Total	7,100
Accumulated Depreciation	(2,016)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
390 Fairborn OH | Post-acute/skilled nursing
Initial Cost to Company
Land	250
Buildings and Improvements	4,850
Gross Amount at Which Carried As of Year End
Land	250
Buildings and Improvements	4,850
Total	5,100
Accumulated Depreciation	(1,686)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
391 Georgetown OH | Post-acute/skilled nursing
Initial Cost to Company
Land	130
Buildings and Improvements	4,970
Gross Amount at Which Carried As of Year End
Land	130
Buildings and Improvements	4,970
Total	5,100
Accumulated Depreciation	(1,728)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
63 Marion OH | Post-acute/skilled nursing
Initial Cost to Company
Land	218
Buildings and Improvements	2,971
Gross Amount at Which Carried As of Year End
Land	218
Buildings and Improvements	2,965
Total	3,183
Accumulated Depreciation	(2,421)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	30
38 Newark OH | Post-acute/skilled nursing
Initial Cost to Company
Land	400
Buildings and Improvements	8,588
Gross Amount at Which Carried As of Year End
Land	400
Buildings and Improvements	8,577
Total	8,977
Accumulated Depreciation	(6,009)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
392 Port Clinton OH | Post-acute/skilled nursing
Initial Cost to Company
Land	370
Buildings and Improvements	3,630
Gross Amount at Which Carried As of Year End
Land	370
Buildings and Improvements	3,630
Total	4,000
Accumulated Depreciation	(1,262)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
393 Springfield OH | Post-acute/skilled nursing
Initial Cost to Company
Land	250
Buildings and Improvements	3,950
Costs Capitalized Subsequent to Acquisition	2,113
Gross Amount at Which Carried As of Year End
Land	250
Buildings and Improvements	6,063
Total	6,313
Accumulated Depreciation	(1,532)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
394 Toledo OH | Post-acute/skilled nursing
Initial Cost to Company
Land	120
Buildings and Improvements	5,130
Gross Amount at Which Carried As of Year End
Land	120
Buildings and Improvements	5,130
Total	5,250
Accumulated Depreciation	(1,783)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
395 Versailles OH | Post-acute/skilled nursing
Initial Cost to Company
Land	120
Buildings and Improvements	4,980
Gross Amount at Which Carried As of Year End
Land	120
Buildings and Improvements	4,980
Total	5,100
Accumulated Depreciation	(1,731)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
695 Carthage TN | Post-acute/skilled nursing
Initial Cost to Company
Land	129
Buildings and Improvements	2,406
Gross Amount at Which Carried As of Year End
Land	129
Buildings and Improvements	2,225
Total	2,354
Accumulated Depreciation	(471)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
54 Loudon TN | Post-acute/skilled nursing
Initial Cost to Company
Land	26
Buildings and Improvements	3,879
Gross Amount at Which Carried As of Year End
Land	26
Buildings and Improvements	3,873
Total	3,899
Accumulated Depreciation	(2,761)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
47 Maryville TN | Post-acute/skilled nursing
Initial Cost to Company
Land	160
Buildings and Improvements	1,472
Gross Amount at Which Carried As of Year End
Land	160
Buildings and Improvements	1,468
Total	1,628
Accumulated Depreciation	(830)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
48 Maryville TN | Post-acute/skilled nursing
Initial Cost to Company
Land	307
Buildings and Improvements	4,376
Gross Amount at Which Carried As of Year End
Land	307
Buildings and Improvements	4,369
Total	4,676
Accumulated Depreciation	(2,392)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
285 Fort Worth TX | Post-acute/skilled nursing
Initial Cost to Company
Land	243
Buildings and Improvements	2,036
Costs Capitalized Subsequent to Acquisition	269
Gross Amount at Which Carried As of Year End
Land	243
Buildings and Improvements	2,305
Total	2,548
Accumulated Depreciation	(1,129)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
296 Ogden UT | Post-acute/skilled nursing
Initial Cost to Company
Land	250
Buildings and Improvements	4,685
Gross Amount at Which Carried As of Year End
Land	250
Buildings and Improvements	4,435
Total	4,685
Accumulated Depreciation	(1,690)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
681 Fishersville VA | Post-acute/skilled nursing
Initial Cost to Company
Land	751
Buildings and Improvements	7,734
Gross Amount at Which Carried As of Year End
Land	751
Buildings and Improvements	7,220
Total	7,971
Accumulated Depreciation	(1,390)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
682 Floyd VA | Post-acute/skilled nursing
Initial Cost to Company
Land	309
Buildings and Improvements	2,263
Gross Amount at Which Carried As of Year End
Land	309
Buildings and Improvements	1,893
Total	2,202
Accumulated Depreciation	(577)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
689 Independence VA | Post-acute/skilled nursing
Initial Cost to Company
Land	206
Buildings and Improvements	8,366
Gross Amount at Which Carried As of Year End
Land	206
Buildings and Improvements	7,810
Total	8,016
Accumulated Depreciation	(1,481)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
683 Newport News VA | Post-acute/skilled nursing
Initial Cost to Company
Land	535
Buildings and Improvements	6,192
Gross Amount at Which Carried As of Year End
Land	535
Buildings and Improvements	5,719
Total	6,254
Accumulated Depreciation	(1,100)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
684 Roanoke VA | Post-acute/skilled nursing
Initial Cost to Company
Land	586
Buildings and Improvements	7,159
Gross Amount at Which Carried As of Year End
Land	586
Buildings and Improvements	6,696
Total	7,282
Accumulated Depreciation	(1,287)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
685 Staunton VA | Post-acute/skilled nursing
Initial Cost to Company
Land	422
Buildings and Improvements	8,681
Gross Amount at Which Carried As of Year End
Land	422
Buildings and Improvements	8,136
Total	8,558
Accumulated Depreciation	(1,563)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
686 Williamsburg VA | Post-acute/skilled nursing
Initial Cost to Company
Land	699
Buildings and Improvements	4,886
Gross Amount at Which Carried As of Year End
Land	699
Buildings and Improvements	4,464
Total	5,163
Accumulated Depreciation	(860)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
690 Windsor VA | Post-acute/skilled nursing
Initial Cost to Company
Land	319
Buildings and Improvements	7,543
Gross Amount at Which Carried As of Year End
Land	319
Buildings and Improvements	7,018
Total	7,337
Accumulated Depreciation	(1,330)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
687 Woodstock VA | Post-acute/skilled nursing
Initial Cost to Company
Land	603
Buildings and Improvements	5,395
Costs Capitalized Subsequent to Acquisition	9
Gross Amount at Which Carried As of Year End
Land	605
Buildings and Improvements	4,987
Total	5,592
Accumulated Depreciation	(960)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
126 Little Rock AR | Hospital
Initial Cost to Company
Land	709
Buildings and Improvements	9,604
Gross Amount at Which Carried As of Year End
Land	709
Buildings and Improvements	9,587
Total	10,296
Accumulated Depreciation	(4,487)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
113 Peoria AZ | Hospital
Initial Cost to Company
Land	1,565
Buildings and Improvements	7,050
Gross Amount at Which Carried As of Year End
Land	1,565
Buildings and Improvements	7,050
Total	8,615
Accumulated Depreciation	(3,396)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
1038 Fresno CA | Hospital
Initial Cost to Company
Land	3,652
Buildings and Improvements	29,113
Costs Capitalized Subsequent to Acquisition	7,724
Gross Amount at Which Carried As of Year End
Land	3,652
Buildings and Improvements	36,837
Total	40,489
Accumulated Depreciation	(9,694)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
423 Irvine CA | Hospital
Initial Cost to Company
Land	18,000
Buildings and Improvements	70,800
Gross Amount at Which Carried As of Year End
Land	18,000
Buildings and Improvements	70,800
Total	88,800
Accumulated Depreciation	(24,618)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
127 Colorado Springs CO | Hospital
Initial Cost to Company
Land	690
Buildings and Improvements	8,338
Gross Amount at Which Carried As of Year End
Land	690
Buildings and Improvements	8,338
Total	9,028
Accumulated Depreciation	(3,877)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
425 Palm Beach Garden FL | Hospital
Initial Cost to Company
Land	4,200
Buildings and Improvements	58,250
Gross Amount at Which Carried As of Year End
Land	4,200
Buildings and Improvements	58,250
Total	62,450
Accumulated Depreciation	(20,250)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
426 Roswell GA | Hospital
Initial Cost to Company
Land	6,900
Buildings and Improvements	55,300
Gross Amount at Which Carried As of Year End
Land	6,900
Buildings and Improvements	54,859
Total	61,759
Accumulated Depreciation	(19,122)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
887 Atlanta GA | Hospital
Initial Cost to Company
Land	4,300
Buildings and Improvements	13,690
Gross Amount at Which Carried As of Year End
Land	4,300
Buildings and Improvements	13,690
Total	17,990
Accumulated Depreciation	(4,613)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
112 Overland Park KS | Hospital
Initial Cost to Company
Land	2,316
Buildings and Improvements	10,681
Gross Amount at Which Carried As of Year End
Land	2,316
Buildings and Improvements	10,681
Total	12,997
Accumulated Depreciation	(5,327)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
877 Slidell LA | Hospital
Initial Cost to Company
Land	1,490
Buildings and Improvements	22,034
Gross Amount at Which Carried As of Year End
Land	1,490
Buildings and Improvements	20,934
Total	22,424
Accumulated Depreciation	(2,704)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1383 Baton Rouge LA | Hospital
Initial Cost to Company
Land	690
Buildings and Improvements	8,545
Costs Capitalized Subsequent to Acquisition	86
Gross Amount at Which Carried As of Year End
Land	690
Buildings and Improvements	8,632
Total	9,322
Accumulated Depreciation	(1,161)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
429 Hickory NC | Hospital
Initial Cost to Company
Land	2,600
Buildings and Improvements	69,900
Gross Amount at Which Carried As of Year End
Land	2,600
Buildings and Improvements	69,900
Total	72,500
Accumulated Depreciation	(24,299)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
886 Dallas TX | Hospital
Initial Cost to Company
Land	1,820
Buildings and Improvements	8,508
Costs Capitalized Subsequent to Acquisition	26
Gross Amount at Which Carried As of Year End
Land	1,820
Buildings and Improvements	8,534
Total	10,354
Accumulated Depreciation	(1,945)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40
1319 Dallas TX | Hospital
Initial Cost to Company
Land	18,840
Buildings and Improvements	138,235
Costs Capitalized Subsequent to Acquisition	1,091
Gross Amount at Which Carried As of Year End
Land	18,840
Buildings and Improvements	139,326
Total	158,166
Accumulated Depreciation	(18,605)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	35
1384 Plano TX | Hospital
Initial Cost to Company
Land	6,290
Buildings and Improvements	22,686
Costs Capitalized Subsequent to Acquisition	1,374
Gross Amount at Which Carried As of Year End
Land	6,290
Buildings and Improvements	24,061
Total	30,351
Accumulated Depreciation	(3,335)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	25
84 San Antonio TX | Hospital
Initial Cost to Company
Land	1,990
Buildings and Improvements	11,184
Gross Amount at Which Carried As of Year End
Land	1,990
Buildings and Improvements	11,174
Total	13,164
Accumulated Depreciation	(5,857)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	45
885 Greenfield WI | Hospital
Initial Cost to Company
Land	620
Buildings and Improvements	9,542
Gross Amount at Which Carried As of Year End
Land	620
Buildings and Improvements	9,542
Total	10,162
Accumulated Depreciation	$ (1,846)
Life on Which Depreciation in Latest Income Statement is Computed (in years)	40

Schedule III - Real Estate and Accumulated Depreciation (Details 2) (USD $) In Billions, unless otherwise specified	Dec. 31, 2011
Schedule III: Real Estate and Accumulated Depreciation
Amount that the tax basis of the Company's net real estate is less than the reported amounts	$ 1.7

Schedule III - Real Estate and Accumulated Depreciation (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Real estate:
Balances at beginning of year	$ 9,900,305	$ 9,559,566	$ 9,430,977
Acquisition of real estate and development and improvements	1,049,723	377,354	119,221
Disposition of real estate	(21,737)	(61,139)	(60,134)
Balances associated with changes in reporting presentation	(74,746)	24,524	69,502
Balances at end of year	10,853,545	9,900,305	9,559,566
Accumulated depreciation:
Balances at beginning of year	1,244,502	1,029,775	791,613
Depreciation expense	301,233	258,929	248,758
Disposition of real estate	(5,705)	(27,123)	(25,925)
Balances associated with changes in reporting presentation	(67,758)	(17,079)	15,329
Balances at end of year	$ 1,472,272	$ 1,244,502	$ 1,029,775